Not FDIC Insured May Lose Value No Bank Guarantee
FTFT-Q1PH

Schedules of Investments
(unaudited)
Franklin Alabama Tax-Free Income Fund 2
Franklin Arizona Tax-Free Income Fund 6
Franklin Colorado Tax-Free Income Fund 12
Franklin Connecticut Tax-Free Income Fund 18
Franklin Federal Intermediate-Term Tax-Free Income
Fund 21
Franklin Federal Limited-Term Tax-Free Income Fund 42
Franklin Georgia Tax-Free Income Fund 55
Franklin High Yield Tax-Free Income Fund 60
Franklin Louisiana Tax-Free Income Fund 112
Franklin Maryland Tax-Free Income Fund 117
Franklin Massachusetts Tax-Free Income Fund 121
Franklin Michigan Tax-Free Income Fund 126
Franklin Minnesota Tax-Free Income Fund 134
Franklin Missouri Tax-Free Income Fund 141
Franklin New Jersey Tax-Free Income Fund 147
Franklin North Carolina Tax-Free Income Fund 154
Franklin Ohio Tax-Free Income Fund 161
Franklin Oregon Tax-Free Income Fund 170
Franklin Pennsylvania Tax-Free Income Fund 176
Franklin Virginia Tax-Free Income Fund 184
Notes to Schedules of Investments 190

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2023
Franklin Alabama Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 500,000 $ 497,400
Total Corporate Bonds (Cost $500,000) ........................................
497,400
Municipal Bonds 97.6%
Alabama 89.8%
Alabama Community College System , Bishop State Community College , Revenue ,
2019 , BAM Insured , 4% , 1/01/49 ...................................... 2,000,000 1,874,446
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 3,000,000 3,047,239
Alabama State University ,
Revenue, 2022, Refunding, BAM Insured, 5%, 9/01/36 ...................... 1,500,000 1,640,677
Revenue, 2022, Refunding, BAM Insured, 5%, 9/01/40 ...................... 1,500,000 1,606,927
Alabaster Board of Education ,
Special Tax, 2022, BAM Insured, 5%, 9/01/47 ............................. 1,500,000 1,601,944
Special Tax, 2022, BAM Insured, 5%, 9/01/52 ............................. 1,500,000 1,591,547
Alexander City Board of Education , Special Tax , 2022 , BAM Insured , 4% , 2/01/52 ...
3,000,000 2,816,608
Auburn University , Revenue , 2015 A , Refunding , 5% , 6/01/33 ..................
2,500,000 2,563,799
Bessemer Governmental Utility Services Corp. , Water , Revenue , 2017 , Refunding ,
BAM Insured , 5% , 6/01/39 ........................................... 6,000,000 6,270,817
Birmingham Airport Authority ,
Revenue, 2020, Refunding, BAM Insured, 5%, 7/01/32 ...................... 300,000 336,306
Revenue, 2020, Refunding, BAM Insured, 5%, 7/01/33 ...................... 325,000 364,011
Revenue, 2020, Refunding, BAM Insured, 5%, 7/01/34 ...................... 400,000 445,810
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/35 ...................... 350,000 358,958
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/36 ...................... 500,000 507,313
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/37 ...................... 545,000 547,353
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/38 ...................... 400,000 399,126
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/39 ...................... 2,540,000 2,508,435
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/40 ...................... 705,000 696,870
Birmingham-Jefferson Civic Center Authority , Special Tax , 2018 A , 5% , 7/01/33 .....
1,605,000 1,719,324
b
Black Belt Energy Gas District ,
Revenue, 2022 A, Mandatory Put, 4%, 12/01/29 ........................... 1,000,000 968,484
Revenue, 2022 C-1, Mandatory Put, 5.25%, 6/01/29 ........................ 1,000,000 1,044,927
Revenue, 2023 B-2, Mandatory Put, 5.25%, 12/01/30 ....................... 3,000,000 3,224,603
Calhoun County Board of Education , Special Tax , 2016 , Pre-Refunded , BAM Insured ,
5% , 2/01/46 ...................................................... 3,000,000 3,147,459
City of Bessemer , Water , Revenue , 2017 , Refunding , AGMC Insured , 5% , 1/01/47 ...
2,590,000 2,659,136
City of Birmingham , GO , 2021 A , 4% , 6/01/50 ..............................
2,500,000 2,367,025
City of Boaz ,
Water & Sewer, Revenue, 2021, AGMC Insured, 4%, 9/01/46 ................. 1,000,000 938,600
Water & Sewer, Revenue, 2021, AGMC Insured, 4%, 9/01/50 ................. 1,500,000 1,417,453
City of Decatur , Water & Sewer , Revenue , 2021 A , 4% , 8/15/50 .................
3,000,000 2,839,637
City of Huntsville , GO , 2018 B , 5% , 5/01/38 ................................
4,775,000 5,065,601
City of Lincoln , GO , 2020 , BAM Insured , 4% , 6/01/50 ........................
2,500,000 2,529,509
City of Madison , GO , 2015 A , Pre-Refunded , 5% , 4/01/37 .....................
2,590,000 2,674,978
City of Trussville , GO , 2018 A , 4% , 8/01/41 ................................
3,000,000 2,962,249
City of Tuscaloosa , GO , 2020 A , 4% , 10/01/50 ..............................
4,580,000 4,434,445
County of Mobile ,
GO, 2020 A, Refunding, 4%, 8/01/38 ................................... 1,000,000 1,013,703
c
Revenue, 144A, 2020, 4%, 11/01/45 ................................... 2,400,000 2,081,513
DCH Healthcare Authority ,
Revenue, 2015, Refunding, 5%, 6/01/36 ................................. 2,000,000 2,027,198

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
DCH Healthcare Authority, (continued)
Revenue, 2021 A, 4%, 6/01/46 ........................................ $ 2,310,000 $ 2,061,909
East Alabama Health Care Authority (The) ,
Revenue, 2018 A, 4%, 9/01/30 ........................................ 1,000,000 1,002,922
Revenue, 2018 A, 5%, 9/01/41 ........................................ 3,000,000 3,063,454
Florence City Board of Education , Special Tax , 2022 , 4% , 3/01/46 ...............
3,000,000 2,876,617
Florence Public Building Authority , City of Florence , Revenue , 2021 , 4% , 9/01/35 ....
500,000 505,303
Health Care Authority for Baptist Health (The) ,
Revenue, 2023 A, Refunding, 5%, 11/15/36 .............................. 1,000,000 1,074,956
Revenue, 2023 A, Refunding, 5%, 11/15/37 .............................. 875,000 931,677
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/45 .............. 10,000,000 9,263,953
Homewood Educational Building Authority ,
Samford University, Revenue, 2019 A, Refunding, 4%, 12/01/49 ............... 2,500,000 2,191,392
Samford University, Revenue, 2021 A, 4%, 12/01/51 ....................... 1,470,000 1,274,259
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group, Revenue, 2016 A, 5%, 2/01/41 ....... 3,000,000 3,031,933
Infirmary Health System Obligated Group, Revenue, 2021 A, Refunding, 4%, 2/01/46 3,000,000 2,683,896
Jacksonville State University ,
Revenue, 2017, Refunding, AGMC Insured, 5%, 12/01/36 ................... 5,000,000 5,369,202
Revenue, 2020, Refunding, 4%, 12/01/50 ................................ 5,000,000 4,485,696
Limestone County Water & Sewer Authority , Revenue , 2015 B , Pre-Refunded , BAM
Insured , 5% , 12/01/43 .............................................. 5,920,000 6,003,458
b
Lower Alabama Gas District (The) , Revenue , 2020 , Mandatory Put , 4% , 12/01/25 ... 2,000,000 1,990,784
Madison City Board of Education , Special Tax , 2019 , 4% , 2/01/44 ...............
3,000,000 2,915,461
Madison Water & Wastewater Board , Revenue , 2017 , Refunding , 5% , 12/01/41 .....
4,610,000 4,797,449
Marshall County Board of Education , Special Tax , 2016 , AGMC Insured , 4% , 3/01/41
1,000,000 969,186
Mobile County Board of School Commissioners , Special Tax , 2022 B , BAM Insured ,
4.25% , 3/01/52 ................................................... 2,000,000 1,958,881
Opelika Utilities Board , Revenue , 2017 , Refunding , 4% , 6/01/41 ................
2,000,000 1,945,260
Oxford City Board of Education , Special Tax , 2020 A , Refunding , 4% , 5/01/50 ......
2,500,000 2,367,170
b
Southeast Energy Authority A Cooperative District ,
Revenue, 2021 A, Mandatory Put, 4%, 10/01/28 ........................... 5,000,000 4,926,112
Revenue, 2022 A-1, Mandatory Put, 5.5%, 12/01/29 ........................ 2,000,000 2,132,929
Special Care Facilities Financing Authority of the City of Pell City Alabama , Noland
Obligated Group , Revenue , 2021 A , Refunding , 4% , 12/01/39 ................. 4,000,000 3,757,242
Talladega County Board of Education , Special Tax , 2017 , Refunding , BAM Insured , 5% ,
11/01/39 ........................................................ 2,000,000 2,083,048
Troy Public Educational Building Authority , Troy City Board of Education , Revenue ,
2011 , AGMC Insured , 5.25% , 12/01/40 .................................. 295,000 295,274
Tuscaloosa City Board of Education , Revenue , 2016 , Pre-Refunded , 5% , 8/01/41 ...
4,000,000 4,234,097
UAB Medicine Finance Authority , UAB Medicine Obligated Group , Revenue , 2016 B ,
Refunding , 5% , 9/01/29 ............................................. 5,000,000 5,281,948
University of Alabama (The) ,
Revenue, 2013 D-2, Pre-Refunded, 5%, 10/01/37 ......................... 2,000,000 2,009,182
Revenue, 2018 B2, 5%, 9/01/48 ....................................... 5,000,000 5,324,138
University of Montevallo , Revenue , 2017 , Refunding , BAM Insured , 5% , 5/01/42 ....
2,500,000 2,645,410
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........
2,000,000 2,078,760
Water Works Board of the City of Birmingham (The) , Revenue , 2016 B , Pre-Refunded ,
5% , 1/01/43 ...................................................... 5,000,000 5,354,850
175,181,838

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
$ 700,000 $ 580,099
Florida 0.6%
c
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 500,000 334,792
c
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn ., 5/01/57 1,150,000 940,125
1,274,917
Illinois 0.5%
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 12/15/42 .
1,000,000 931,751
Kentucky 0.5%
c
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn ., 5/01/52 .............................. 1,500,000 987,549
New York 1.4%
Metropolitan Transportation Authority ,
Revenue, 2021 A-1, 4%, 11/15/46 ..................................... 275,000 254,322
Revenue, 2021 A-2, 4%, 11/15/42 ..................................... 2,700,000 2,540,861
2,795,183
South Carolina 1.2%
South Carolina Jobs-Economic Development Authority ,
c
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 500,000 398,713
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 500,000 397,509
c
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn ., 6/01/37 1,485,000 980,393
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 750,000 570,079
2,346,694
Texas 0.5%
c
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 600,000 437,100
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 800,000 593,597
1,030,697
Washington 0.2%
c
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 500,000 398,687
Wisconsin 0.9%
c
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 500,000 394,133
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 1,300,000 1,298,159
1,692,292
U.S. Territories 1.7%
Guam 0.5%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,000,000 1,004,323
Puerto Rico 1.2%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 500,000 494,170
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 988,235
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 49,844 47,912
Revenue, 2022 B, Zero Cpn ., 7/01/32 ................................... 32,392 20,635

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 196 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, (continued)
Revenue, 2022 C, Zero Cpn ., 7/01/53 .................................. $ 55,410 $ 33,800
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
750,000 718,461
2,303,213
Total U.S. Territories .................................................................... 3,307,536
Total Municipal Bonds (Cost $203,945,607) .....................................
190,527,243
Total Long Term Investments (Cost $204,445,607) ...............................
191,024,643
a
a a a a
a
Total Investments (Cost $204,445,607) 97.9% ...................................
$191,024,643
Other Assets, less Liabilities 2.1% .............................................
4,135,868
Net Assets 100.0% ...........................................................
$195,160,511
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2023, the aggregate value of these securities was $9,414,840, representing 4.8% of net assets.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2023
Franklin Arizona Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.4%
Arizona 90.4%
Arizona Board of Regents , Arizona State University , Revenue , 2023 B , 4% , 7/01/53 ..
$ 5,000,000 $ 4,716,743
Arizona Department of Transportation , State Highway Fund , Revenue , 2016 ,
Refunding , 5% , 7/01/36 ............................................. 8,680,000 9,094,742
Arizona Health Facilities Authority ,
HonorHealth Obligated Group, Revenue, 2014 A, Refunding, 5%, 12/01/39 ...... 2,820,000 2,859,516
HonorHealth Obligated Group, Revenue, 2014 A, Refunding, 5%, 12/01/42 ...... 6,715,000 6,773,778
Arizona Industrial Development Authority ,
Academies of Math & Science Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/42 ........................................................ 2,045,000 2,067,501
Academies of Math & Science Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/51 ........................................................ 1,080,000 1,083,817
Arizona Agribusiness and Equine Center, Inc., Revenue, 2017 A, 5%, 3/01/48 .... 1,555,000 1,598,520
Ball Charter Schools Obligated Group, Revenue, 2022, Refunding, 2.65%, 7/01/26 740,000 701,961
Ball Charter Schools Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/31 ... 550,000 548,535
Ball Charter Schools Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/41 ... 2,000,000 1,766,212
Ball Charter Schools Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/51 ... 2,340,000 1,945,054
BASIS Schools, Inc. Obligated Group, Revenue, 2017 F, Refunding, 5%, 7/01/47 .. 3,350,000 3,413,140
Children's National Medical Center Obligated Group, Revenue, 2020 A, 4%, 9/01/40 865,000 811,142
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/34 ....................................................... 1,000,000 1,054,552
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/36 ....................................................... 1,235,000 1,287,038
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/39 ....................................................... 1,000,000 1,032,667
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/44 ....................................................... 6,645,000 6,794,770
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/45 ....................................................... 2,200,000 1,971,497
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/50 ....................................................... 7,055,000 6,125,418
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2021 A, 4%,
11/01/51 ....................................................... 1,400,000 1,209,283
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 A, 4%,
11/01/42 ....................................................... 1,650,000 1,507,967
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 A, 5%,
11/01/47 ....................................................... 7,900,000 8,127,762
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 A, 4.25%,
11/01/52 ....................................................... 3,500,000 3,144,346
Great Lakes Senior Living Communities LLC, Revenue, 2019 A, 5%, 1/01/38 ..... 1,175,000 787,472
Great Lakes Senior Living Communities LLC, Revenue, 2019 A, 5%, 1/01/54 ..... 1,250,000 726,893
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019 B, 5%,
1/01/36 ........................................................ 1,105,000 679,829
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019 B, 5%,
1/01/49 ........................................................ 3,500,000 1,814,824
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019 B,
5.125%, 1/01/54 ................................................. 2,000,000 1,001,572
GreatHearts Arizona Obligated Group, Revenue, 2021 B, 4%, 7/01/31 .......... 315,000 304,035
GreatHearts Arizona Obligated Group, Revenue, 2021 B, 4%, 7/01/41 .......... 405,000 351,971
GreatHearts Arizona Obligated Group, Revenue, 2021 B, 4%, 7/01/52 .......... 840,000 680,428
KIPP Nashville Obligated Group, Revenue, 2022 A, 5%, 7/01/47 .............. 1,400,000 1,367,682
KIPP Nashville Obligated Group, Revenue, 2022 A, 5%, 7/01/62 .............. 2,400,000 2,255,809
KIPP NYC Public Charter Schools, Revenue, 2021 A, 5%, 7/01/32 ............. 660,000 698,440
KIPP NYC Public Charter Schools, Revenue, 2021 A, 4%, 7/01/34 ............. 660,000 636,439
KIPP NYC Public Charter Schools, Revenue, 2021 A, 4%, 7/01/36 ............. 315,000 295,612
KIPP NYC Public Charter Schools, Revenue, 2021 A, 4%, 7/01/41 ............. 2,800,000 2,478,818
KIPP NYC Public Charter Schools, Revenue, 2021 A, 4%, 7/01/51 ............. 8,000,000 6,557,420
KIPP NYC Public Charter Schools, Revenue, 2021 A, 4%, 7/01/61 ............. 15,580,000 12,218,693

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
KIPP NYC Public Charter Schools, Revenue, 2021 C, 3.25%, 7/01/31 .......... $ 1,550,000 $ 1,358,030
Leman Academy of Excellence Obligated Group, Revenue, 2022 A, Refunding, 4.5%,
7/01/54 ........................................................ 3,000,000 2,620,177
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 4%, 2/01/50 ..... 2,540,000 2,301,563
Phoenix Children's Hospital Obligated Group, Revenue, 2021 A, Refunding, 3%,
2/01/41 ........................................................ 885,000 704,520
Provident Group-NCCU Properties LLC, Revenue, 2019 A, BAM Insured, 5%,
6/01/58 ........................................................ 6,250,000 6,635,480
Arizona State University ,
Revenue, 2015 B, Refunding, 5%, 7/01/41 ............................... 14,070,000 14,406,906
Revenue, 2015 D, 5%, 7/01/46 ........................................ 5,000,000 5,099,640
Revenue, 2016 C, 5%, 7/01/46 ........................................ 10,000,000 10,242,071
Revenue, 2017 B, Refunding, 5%, 7/01/43 ............................... 4,005,000 4,194,173
Revenue, 2019 A, 5%, 7/01/40 ........................................ 1,000,000 1,080,676
Carefree Utilities Community Facilities District , Town of Carefree Water System ,
Revenue , 2021 , 4% , 7/01/51 ......................................... 2,000,000 1,814,480
Central Arizona Water Conservation District , Revenue , 2016 , 5% , 1/01/34 .........
1,000,000 1,035,542
City of Bullhead , Excise Taxes , Revenue , 2022 , 4% , 7/01/52 ...................
2,885,000 2,712,494
City of Goodyear , Water & Sewer , Revenue, Sub. Lien, Second Series , 2020 , AGMC
Insured , 4% , 7/01/45 ............................................... 3,500,000 3,405,167
City of Lake Havasu City ,
Wastewater System, Revenue, 2015 B, Refunding, AGMC Insured, 5%, 7/01/40 ... 15,000,000 15,316,965
Wastewater System, Revenue, 2015 B, Refunding, AGMC Insured, 5%, 7/01/43 ... 9,155,000 9,306,326
City of Mesa ,
Utility System, Revenue, 2018, 4%, 7/01/38 .............................. 1,425,000 1,434,224
Utility System, Revenue, 2018, 4%, 7/01/39 .............................. 6,135,000 6,157,467
Utility System, Revenue, 2018, 5%, 7/01/42 .............................. 6,700,000 7,100,024
Utility System, Revenue, 2022 C, Refunding, 5%, 7/01/36 ................... 5,000,000 5,785,982
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, 2017 A, 5%, 7/01/42 .................................. 2,155,000 2,206,825
Airport, Revenue, 2017 A, 5%, 7/01/47 .................................. 12,935,000 13,178,795
Airport, Revenue, Junior Lien, 2017 D, Refunding, 4%, 7/01/40 ............... 16,570,000 16,199,501
Airport, Revenue, Junior Lien, 2019 A, 4%, 7/01/44 ........................ 4,000,000 3,885,933
Airport, Revenue, Junior Lien, 2019 A, 5%, 7/01/44 ........................ 8,500,000 8,970,888
Airport, Revenue, Senior Lien, 2018, 5%, 7/01/48 .......................... 5,000,000 5,116,612
Excise Tax, Revenue, 2022, 5%, 7/01/46 ................................ 8,300,000 9,115,833
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/34 .................................................. 2,500,000 2,715,073
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/37 .................................................. 1,500,000 1,599,450
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/38 .................................................. 8,420,000 8,949,988
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 4%, 7/01/45 .................................................. 7,500,000 6,927,089
Wastewater, Revenue, Junior Lien, 2018 A, 5%, 7/01/37 ..................... 1,000,000 1,082,340
Wastewater, Revenue, Junior Lien, 2018 A, 4%, 7/01/39 ..................... 5,000,000 5,025,181
Water System, Revenue, Junior Lien, 2016, Refunding, 5%, 7/01/39 ............ 5,000,000 5,170,734
Water System, Revenue, Junior Lien, 2020 B, 5%, 7/01/44 ................... 7,500,000 8,148,419
County of Yuma , Sales Tax , Revenue , 2022 , BAM Insured , 4.25% , 7/15/42 ........
3,250,000 3,267,016
Gilbert Water Resource Municipal Property Corp. , Town of Gilbert Waterworks & Sewer
System , Revenue, Senior Lien , 2022 , 4% , 7/15/39 ......................... 10,000,000 10,155,590
Glendale Industrial Development Authority ,
People of Faith, Inc. Obligated Group, Revenue, 2020 A, 4%, 5/15/31 ........... 400,000 361,278
People of Faith, Inc. Obligated Group, Revenue, 2020 A, 5%, 5/15/41 ........... 1,000,000 906,276

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Glendale Industrial Development Authority, (continued)
People of Faith, Inc. Obligated Group, Revenue, 2020 A, 5%, 5/15/56 ........... $ 4,500,000 $ 3,739,911
Glendale Municipal Property Corp. ,
City of Glendale Excise Tax, Revenue, 2012 C, Refunding, 5%, 7/01/38 ......... 18,530,000 18,544,990
Industrial Development Authority of the City of Phoenix Arizona (The) ,
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/44 ...... 1,000,000 1,001,516
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/49 ...... 1,995,000 1,966,316
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/54 ...... 2,665,000 2,599,857
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/59 ...... 2,000,000 1,938,223
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/25 1,015,000 1,028,355
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/27 425,000 438,740
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/30 700,000 728,933
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/32 250,000 259,056
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/33 600,000 620,348
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/37 2,750,000 2,786,795
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/42 11,550,000 11,595,768
GreatHearts Arizona Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/36 . 4,065,000 4,090,157
GreatHearts Arizona Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/41 . 1,225,000 1,222,267
GreatHearts Arizona Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/46 . 1,335,000 1,303,783
Vista College Preparatory Obligated Group, Revenue, 2018 A, 5%, 7/01/48 ...... 1,000,000 1,032,494
Industrial Development Authority of the County of Pima (The) ,
Christian Care Tucson, Inc., Revenue, Senior Lien, 2017 A, Pre-Refunded, 5%,
12/15/32 ....................................................... 1,765,000 1,834,786
Christian Care Tucson, Inc., Revenue, Senior Lien, 2017 A, Pre-Refunded, 5%,
6/15/37 ........................................................ 2,240,000 2,328,567
a
La Posada at Park Centre, Inc. Obligated Group, Revenue, 144A, 2022 B-3, 5.125%,
11/15/29 ....................................................... 3,000,000 2,958,669
TMC HealthCare Obligated Group, Revenue, 2021 A, Refunding, 4%, 4/01/40 .... 1,040,000 977,358
TMC HealthCare Obligated Group, Revenue, 2021 A, Refunding, 4%, 4/01/41 .... 1,360,000 1,271,048
TMC HealthCare Obligated Group, Revenue, 2021 A, Refunding, 3%, 4/01/51 .... 12,000,000 8,376,575
Industrial Development Authority of the County of Yavapai (The) ,
Yavapai Community Hospital Association Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/34 ............................................ 4,250,000 4,422,223
Yavapai Community Hospital Association Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/36 ............................................ 1,310,000 1,352,335
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 4%, 8/01/38 ............................................ 1,510,000 1,459,974
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 4%, 8/01/43 ............................................ 3,000,000 2,735,085
La Paz County Industrial Development Authority ,
Harmony Public Schools, Revenue, 2018 A, 5%, 2/15/38 .................... 1,000,000 1,002,866
Harmony Public Schools, Revenue, 2018 A, 5%, 2/15/48 .................... 1,000,000 961,423
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/25 .................... 90,000 90,331
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/26 .................... 95,000 96,441
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/27 .................... 75,000 76,764
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/28 .................... 80,000 82,078
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/29 .................... 110,000 113,610
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/30 .................... 100,000 103,749
Harmony Public Schools, Revenue, 2021 A, 4%, 2/15/41 .................... 430,000 370,799
Harmony Public Schools, Revenue, 2021 A, 4%, 2/15/46 .................... 345,000 282,824
Harmony Public Schools, Revenue, 2021 A, 4%, 2/15/51 .................... 580,000 458,196
Maricopa County High School District No. 214 Tolleson Union High School , GO , 2018
A , 5% , 7/01/37 .................................................... 1,000,000 1,057,178
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group, Revenue, 2019 F, 3%, 1/01/49 ............... 5,000,000 3,759,889
Banner Health Obligated Group, Revenue, A, 4%, 1/01/41 ................... 9,630,000 9,323,769

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Maricopa County Industrial Development Authority, (continued)
Banner Health Obligated Group, Revenue, A, 5%, 1/01/41 ................... $ 37,590,000 $ 38,990,825
Creighton University, Revenue, 2020, 5%, 7/01/47 ......................... 13,000,000 13,631,448
Creighton University, Revenue, 2020, 4%, 7/01/50 ......................... 8,450,000 7,679,402
GreatHearts Arizona Obligated Group, Revenue, 2017 A, Refunding, 5%, 7/01/37 . 1,000,000 1,031,984
GreatHearts Arizona Obligated Group, Revenue, 2017 A, Refunding, 5%, 7/01/52 . 1,000,000 1,013,724
Highland Prep Obligated Group, Revenue, 2019, 5%, 1/01/43 ................ 2,275,000 2,356,084
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/36 ....... 2,100,000 2,222,569
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/37 ....... 3,175,000 3,340,618
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/42 ....... 2,750,000 2,807,067
HonorHealth Obligated Group, Revenue, 2021 A, 3%, 9/01/51 ................ 5,600,000 4,008,957
Legacy Traditional School Obligated Group, Revenue, 2019 A, Refunding, 5%,
7/01/49 ........................................................ 3,920,000 3,979,419
Reid Traditional Schools Obligated Group, Revenue, 2016, 5%, 7/01/36 ......... 1,120,000 1,135,824
Reid Traditional Schools Obligated Group, Revenue, 2016, 5%, 7/01/47 ......... 3,325,000 3,334,420
Maricopa County Pollution Control Corp. ,
El Paso Electric Co., Revenue, 2009 B, Refunding, 3.6%, 4/01/40 ............. 13,500,000 11,807,949
El Paso Electric Co., Revenue, 2012 A, Refunding, 4.5%, 8/01/42 ............. 10,000,000 9,590,584
b
Public Service Co. of New Mexico, Revenue, 2010 A, Refunding, Mandatory Put,
0.875%, 10/01/26 ................................................ 4,500,000 3,953,860
b
Public Service Co. of New Mexico, Revenue, 2010 B, Refunding, Mandatory Put,
0.875%, 10/01/26 ................................................ 2,150,000 1,889,066
Southern California Edison Co., Revenue, 2000 A, Refunding, 2.4%, 6/01/35 ..... 10,000,000 7,731,773
Maricopa County Unified School District No. 11-Peoria , GO , 2013 , 5% , 7/01/31 .....
5,100,000 5,105,234
McAllister Academic Village LLC ,
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/33 ............ 2,000,000 2,098,253
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/38 ............ 2,000,000 2,075,029
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/39 ............ 1,000,000 1,034,659
Mohave County Union High School District No. 2 Colorado River , GO , 2017 , 5% ,
7/01/35 ......................................................... 1,000,000 1,059,521
Northern Arizona University , Revenue , 2013 , 5% , 8/01/26 .....................
2,380,000 2,386,917
Pima County Unified School District No. 20 Vail , GO , 2016 , Refunding , BAM Insured ,
5% , 7/01/36 ...................................................... 3,305,000 3,434,426
Pima County Unified School District No. 30 Sahuarita ,
GO, 2017, BAM Insured, 5%, 7/01/33 ................................... 2,665,000 2,828,839
GO, 2017, BAM Insured, 5%, 7/01/34 ................................... 2,800,000 2,962,283
Pima County Unified School District No. 6 Marana ,
GO, 2017 C, BAM Insured, 5%, 7/01/36 ................................. 2,385,000 2,524,161
GO, 2018 D, AGMC Insured, 5%, 7/01/38 ................................ 2,500,000 2,632,245
Pinal County Community College District , Revenue , 2017 , BAM Insured , 5% , 7/01/34
1,065,000 1,110,494
Salt River Project Agricultural Improvement & Power District ,
Revenue, 2016 A, Refunding, 5%, 1/01/38 ............................... 9,745,000 10,216,490
Revenue, 2017 A, Refunding, 5%, 1/01/37 ............................... 10,000,000 10,772,876
Revenue, 2017 A, Refunding, 5%, 1/01/38 ............................... 5,435,000 5,827,242
Revenue, 2017 A, Refunding, 5%, 1/01/39 ............................... 2,105,000 2,251,658
Revenue, 2019 A, 5%, 1/01/47 ........................................ 5,000,000 5,364,841
Revenue, 2023 A, 5%, 1/01/50 ........................................ 5,000,000 5,500,579
Salt Verde Financial Corp. ,
Revenue, 2007-1, 5%, 12/01/32 ....................................... 10,000,000 10,438,905
Revenue, 2007-1, 5%, 12/01/37 ....................................... 5,000,000 5,084,461
State of Arizona ,
Distribution, Revenue, 2005 B, NATL Insured, 5.5%, 7/01/27 ................. 3,945,000 4,334,734
Distribution, Revenue, 2005 B, NATL Insured, 5.5%, 7/01/28 ................. 2,000,000 2,247,326
Distribution, Revenue, 2005 B, NATL Insured, 5.5%, 7/01/29 ................. 2,000,000 2,299,809
Distribution, Revenue, 2005 B, NATL Insured, 5.5%, 7/01/36 ................. 5,000,000 6,093,811

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
State of Arizona, (continued)
Distribution, Revenue, 2005 B, NATL Insured, 5.5%, 7/01/37 ................. $ 7,000,000 $ 8,476,819
Student & Academic Services LLC ,
Revenue, 2014, BAM Insured, 5%, 6/01/33 .............................. 1,000,000 1,011,448
Revenue, 2014, BAM Insured, 5%, 6/01/39 .............................. 1,400,000 1,414,112
Revenue, 2014, BAM Insured, 5%, 6/01/44 .............................. 3,155,000 3,180,347
Town of Gilbert , Pledged , Revenue, Sub. Lien , 2015 , 5% , 7/01/45 ...............
10,000,000 10,241,464
Town of Queen Creek ,
Excise Tax, Revenue, 2018 A, 5%, 8/01/42 ............................... 2,500,000 2,672,046
Excise Tax, Revenue, 2018 A, 5%, 8/01/47 ............................... 5,000,000 5,312,809
University of Arizona (The) ,
Revenue, 2014, 5%, 8/01/39 ......................................... 10,000,000 10,066,415
Revenue, 2016, Refunding, 5%, 6/01/39 ................................. 2,750,000 2,841,649
Revenue, 2016 B, Refunding, 5%, 6/01/42 ............................... 2,000,000 2,049,560
Revenue, 2018 A, 5%, 6/01/43 ........................................ 5,000,000 5,315,124
Revenue, 2019 A, 5%, 6/01/42 ........................................ 1,000,000 1,074,385
692,427,216
Florida 0.1%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 800,000 535,666
Georgia 0.3%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 3,290,000 2,628,233
Oregon 0.2%
a
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 1,400,000 1,386,534
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,900,000 1,515,110
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,900,000 1,510,534
a
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn ., 6/01/52 3,275,000 2,065,910
5,091,554
Texas 0.8%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 2,045,559
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,600,000 1,894,098
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 2,448,589
6,388,246
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,900,000 1,515,011
Wisconsin 1.6%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,900,000 1,497,703
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 3,300,000 2,632,227
FAH Tree House LLC, Revenue, 144A, 2023 A, 6.5%, 8/01/53 ................ 1,500,000 1,486,118
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 5,000,000 4,992,921
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 A, 6.5%, 12/01/52 ..... 1,500,000 1,474,879
12,083,848

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 196 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 4.1%
Guam 1.6%
Guam Power Authority ,
Revenue, 2014 A, AGMC Insured, 5%, 10/01/39 ........................... $ 6,490,000 $ 6,627,404
Revenue, 2014 A, AGMC Insured, 5%, 10/01/44 ........................... 5,325,000 5,432,924
12,060,328
Puerto Rico 2.5%
HTA HRRB Custodial Trust ,
Revenue, 2007 CC, 5.5%, 7/01/31 ..................................... 2,790,000 2,872,310
Revenue, 2007 CC, 5.25%, 7/01/32 .................................... 1,970,000 1,994,022
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 2,290,000 2,312,334
Revenue, 2007 N, 5.5%, 7/01/29 ...................................... 770,000 795,174
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 750,000 756,585
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 3,700,000 3,656,861
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 474,935 456,531
Revenue, 2022 B, Zero Cpn ., 7/01/32 ................................... 308,644 196,618
Revenue, 2022 C, Zero Cpn ., 7/01/53 .................................. 527,963 322,056
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 1,550,000 1,437,252
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 4,906,000 4,699,691
19,499,434
Total U.S. Territories .................................................................... 31,559,762
Total Municipal Bonds (Cost $791,456,495) .....................................
753,616,070
a a a a
a
Total Investments (Cost $791,456,495) 98.4% ...................................
$753,616,070
Other Assets, less Liabilities 1.6% .............................................
12,220,426
Net Assets 100.0% ...........................................................
$765,836,496
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2023, the aggregate value of these securities was $29,031,668, representing 3.8% of net assets.
b
The maturity date shown represents the mandatory put date.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2023
Franklin Colorado Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,400,000 $ 1,392,721
Total Corporate Bonds (Cost $1,400,000) .......................................
1,392,721
Municipal Bonds 97.4%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
2,000,000 1,657,427
Colorado 90.3%
Adams State University ,
Revenue, 2012, 5%, 5/15/37 ......................................... 630,000 630,047
Revenue, 2019 A, Refunding, 4%, 5/15/42 ............................... 1,515,000 1,465,540
Anthem West Metropolitan District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/35
3,000,000 3,101,052
Arapahoe County School District No. 1 Englewood , GO , 2017 , 5% , 12/01/42 .......
7,000,000 7,256,997
Arapahoe County School District No. 6 Littleton , GO , 2019 A , 5.5% , 12/01/43 ......
12,980,000 14,288,239
Arapahoe County Water & Wastewater Authority , Revenue , 2019 , Refunding , 4% ,
12/01/37 ........................................................ 1,000,000 1,013,971
Board of Governors of Colorado State University System ,
Revenue, 2013 A, Refunding, 5%, 3/01/43 ............................... 5,000,000 5,712,576
Revenue, 2015 A, Pre-Refunded, 5%, 3/01/40 ............................ 3,990,000 4,114,193
Revenue, 2017 E, Refunding, 4%, 3/01/43 ............................... 4,500,000 4,364,666
Revenue, 2019 A, Refunding, 5%, 3/01/49 ............................... 4,000,000 4,263,558
Revenue, A, Refunding, 4%, 3/01/40 ................................... 5,000,000 4,878,024
Board of Water Commissioners City & County of Denver (The) , Revenue , 2017 A , 5% ,
9/15/47 ......................................................... 10,000,000 10,472,754
b
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-1 , Refunding , 5% ,
12/01/49 ........................................................ 4,331,000 3,860,104
Castle Oaks Metropolitan District No. 3 , GO , 2020 , Refunding , AGMC Insured , 4% ,
12/01/45 ........................................................ 1,140,000 1,083,429
Centennial Water & Sanitation District ,
Revenue, 2019, 5%, 12/01/43 ........................................ 3,000,000 3,226,327
Revenue, 2019, 5.25%, 12/01/48 ...................................... 6,760,000 7,294,056
Cherokee Metropolitan District ,
Revenue, 2020, BAM Insured, 4%, 8/01/45 .............................. 2,250,000 2,167,085
Revenue, 2020, BAM Insured, 4%, 8/01/50 .............................. 1,400,000 1,322,103
City & County of Denver ,
Airport System, Revenue, 2013 B, 5%, 11/15/43 ........................... 5,000,000 5,012,636
Airport System, Revenue, 2018 B, Refunding, 5%, 12/01/43 .................. 5,000,000 5,262,126
Airport System, Revenue, 2018 B, Refunding, 5%, 12/01/48 .................. 4,440,000 4,632,499
Airport System, Revenue, 2019 C, Refunding, 5%, 11/15/35 .................. 3,000,000 3,320,975
Airport System, Revenue, 2022 A, 5%, 11/15/37 ........................... 4,250,000 4,570,003
Airport System, Revenue, 2022 D, Refunding, 5%, 11/15/53 .................. 5,000,000 5,198,919
Pledged Excise Tax, Revenue, 2016 A, Refunding, 4%, 8/01/46 ............... 3,500,000 3,388,317
Pledged Excise Tax, Revenue, 2018 A-1, 5%, 8/01/48 ...................... 5,000,000 5,086,774
Pledged Excise Tax, Revenue, 2021 A, 4%, 8/01/34 ........................ 1,000,000 1,059,265
City of Colorado Springs ,
Utilities System, Revenue, 2013 B-1, 5%, 11/15/38 ......................... 4,000,000 4,018,566
Utilities System, Revenue, 2015 A, Refunding, 5%, 11/15/45 ................. 2,665,000 2,716,372
Utilities System, Revenue, 2017 A-2, Refunding, 5%, 11/15/47 ................ 6,000,000 6,233,366
Utilities System, Revenue, 2018 A-4, 5%, 11/15/48 ......................... 5,000,000 5,328,187
Utilities System, Revenue, 2020 C, 5%, 11/15/50 .......................... 3,000,000 3,224,392
City of Fort Collins , Electric Utility Enterprise , Revenue , 2018 A , 5% , 12/01/42 ......
13,500,000 14,389,488
City of Grand Junction ,
COP, 2021, 4%, 12/01/45 ............................................ 2,005,000 1,958,478
Sales & Use Tax, Revenue, 2020 B, 4%, 3/01/49 .......................... 3,775,000 3,637,028

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Educational & Cultural Facilities Authority ,
Alexander Dawson School LLC (The), Revenue, 2010, 5%, 2/15/40 ............ $ 5,280,000 $ 5,282,992
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/36 .................... 425,000 392,860
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/41 .................... 150,000 129,993
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/51 .................... 370,000 297,448
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/61 .................... 550,000 422,071
Denver School of Science & Technology, Inc., Revenue, 2021, 3%, 8/01/41 ...... 1,460,000 1,129,014
Denver School of Science & Technology, Inc., Revenue, 2021, 3%, 8/01/51 ...... 3,635,000 2,495,362
Eagle Ridge Academy, Revenue, 2022 A, Refunding, 5%, 11/01/37 ............ 1,000,000 1,051,230
Golden View Classical Academy, Revenue, 2022, Refunding, 4%, 1/01/26 ....... 195,000 191,271
Golden View Classical Academy, Revenue, 2022, Refunding, 4%, 1/01/32 ....... 280,000 270,380
Golden View Classical Academy, Revenue, 2022, Refunding, 4%, 1/01/52 ....... 1,355,000 1,079,262
Golden View Classical Academy, Revenue, 2022, Refunding, 4%, 1/01/62 ....... 1,600,000 1,219,674
James Irwin Educational Foundation Obligated Group, Revenue, 2022, 5%, 9/01/52 750,000 723,587
James Irwin Educational Foundation Obligated Group, Revenue, 2022, 5%, 9/01/57 1,765,000 1,671,272
Lighthouse Building Corp., Revenue, 2021, 4%, 10/01/46 .................... 345,000 282,749
Lighthouse Building Corp., Revenue, 2021, 4%, 10/01/56 .................... 1,000,000 773,314
Lighthouse Building Corp., Revenue, 2021, 4%, 10/01/61 .................... 2,210,000 1,657,543
Pinnacle Charter School, Inc., Revenue, 2021 A, Refunding, 4%, 12/01/50 ....... 5,820,000 5,206,181
Union Colony Schools, Revenue, 2018, Refunding, 5%, 4/01/48 ............... 715,000 723,487
University of Denver, Revenue, 2017, 5%, 3/01/47 ......................... 3,950,000 4,119,716
West Ridge Academy Charter School, Revenue, 2019 A, Refunding, 5%, 6/01/49 .. 400,000 401,620
Westgate Community School, Revenue, 2021 A, Refunding, 4%, 7/01/41 ........ 2,370,000 2,247,294
Windsor Charter Academy Obligated Group, Revenue, 2020, Refunding, 4%, 9/01/50 2,400,000 2,094,449
Colorado Health Facilities Authority ,
AdventHealth Obligated Group, Revenue, 2016 A, Refunding, 4%, 11/15/41 ...... 3,000,000 2,954,288
AdventHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 11/15/37 ...... 5,000,000 5,419,612
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/35 ....................................................... 1,575,000 1,585,041
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/37 ....................................................... 850,000 832,192
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/38 ....................................................... 705,000 683,002
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/39 ....................................................... 835,000 804,255
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/40 ....................................................... 725,000 687,755
BSLC Obligated Group, Revenue, 2018 A-1, Refunding, 5%, 9/15/48 ........... 3,000,000 2,705,445
BSLC Obligated Group, Revenue, 2018 A-1, Refunding, 4.75%, 9/15/53 ......... 1,500,000 1,223,462
Children's Hospital Colorado Obligated Group, Revenue, 2016 A, 5%, 12/01/44 ... 5,000,000 5,068,649
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/38 3,000,000 3,122,496
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/39 2,000,000 2,075,412
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 7,000,000 7,207,003
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 4%, 8/01/49 9,990,000 8,998,994
CommonSpirit Health Obligated Group, Revenue, 2022 A, 5.25%, 11/01/52 ...... 3,000,000 3,120,520
Covenant Living Communities and Services Obligated Group, Revenue, 2013 A, Pre-
Refunded, 5.75%, 12/01/36 ......................................... 5,000,000 5,058,925
Covenant Living Communities and Services Obligated Group, Revenue, 2015 A,
Refunding, 5%, 12/01/35 ........................................... 7,150,000 7,191,859
Covenant Living Communities and Services Obligated Group, Revenue, 2018 A, 5%,
12/01/48 ....................................................... 5,000,000 4,859,094
Covenant Living Communities and Services Obligated Group, Revenue, 2020 A,
Refunding, 4%, 12/01/50 ........................................... 5,700,000 4,545,517
Craig Hospital Obligated Group, Revenue, 2022 A, 5%, 12/01/52 .............. 3,535,000 3,641,155
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 6/01/40 ............................................ 4,000,000 4,141,118

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 6/01/45 ............................................ $ 2,750,000 $ 2,847,019
Intermountain Healthcare Obligated Group, Revenue, 2019 A, Refunding, 4%,
1/01/38 ........................................................ 3,660,000 3,644,202
Parkview Medical Center, Inc. Obligated Group, Revenue, 2016, 5%, 9/01/46 ..... 5,000,000 5,049,662
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/50 ... 6,275,000 5,476,110
Sanford Obligated Group, Revenue, 2019 A, Refunding, 5%, 11/01/44 .......... 3,495,000 3,582,460
Sanford Obligated Group, Revenue, 2019 A, Refunding, 5%, 11/01/49 .......... 8,050,000 8,124,520
Valley View Hospital Association, Revenue, 2015, 5%, 5/15/40 ................ 2,000,000 2,011,604
Valley View Hospital Association, Revenue, 2015, 5%, 5/15/45 ................ 1,000,000 1,004,985
Colorado High Performance Transportation Enterprise , C-470 Express Lanes System ,
Revenue , 2017 , 5% , 12/31/47 ........................................ 2,555,000 2,555,661
Colorado Housing and Finance Authority ,
Revenue, 2019 B-1, I, 3.15%, 10/01/44 ................................. 1,000,000 815,462
Revenue, 2019 B-1, I, 3.25%, 10/01/49 ................................. 1,000,000 797,747
Colorado Mesa University ,
Revenue, 2019 B, 5%, 5/15/44 ........................................ 1,000,000 1,065,288
Revenue, 2019 B, 5%, 5/15/49 ........................................ 1,565,000 1,656,517
Colorado School of Mines ,
Revenue, 2017 A, 5%, 12/01/42 ....................................... 2,450,000 2,587,134
Revenue, 2017 A, 5%, 12/01/47 ....................................... 3,000,000 3,151,542
Crystal Valley Metropolitan District No. 2 , GO , 2020 A , Refunding , AGMC Insured , 3% ,
12/01/49 ........................................................ 3,000,000 2,252,797
Denver City & County School District No. 1 ,
COP, 2020 A, 5%, 12/01/42 .......................................... 2,000,000 2,196,402
GO, 2017, 5%, 12/01/41 ............................................. 12,440,000 12,904,965
Denver Convention Center Hotel Authority , Revenue, Senior Lien , 2016 , Refunding ,
5% , 12/01/40 ..................................................... 9,775,000 9,547,441
Denver Health & Hospital Authority ,
COP, 2018, 5%, 12/01/48 ............................................ 5,255,000 5,121,391
Revenue, 2014 A, 5.25%, 12/01/45 .................................... 9,250,000 9,279,270
Revenue, 2019 A, Refunding, 5%, 12/01/30 .............................. 1,000,000 1,060,854
Revenue, 2019 A, Refunding, 5%, 12/01/32 .............................. 1,330,000 1,406,307
Revenue, 2019 A, Refunding, 5%, 12/01/33 .............................. 3,300,000 3,466,519
Denver International Business Center Metropolitan District No. 1 , GO , 2019 A , 4% ,
12/01/48 ........................................................ 350,000 300,739
Eagle River Water & Sanitation District , GO , 2016 , 5% , 12/01/45 ................
1,360,000 1,406,332
East Cherry Creek Valley Water and Sanitation District , Revenue , 2019 A , 4% , 11/15/39
1,200,000 1,205,024
Erie Farm Metropolitan District ,
GO, 2021, Refunding, AGMC Insured, 5%, 12/01/41 ........................ 575,000 621,733
GO, 2021, Refunding, AGMC Insured, 5%, 12/01/46 ........................ 700,000 752,909
GO, 2021, Refunding, AGMC Insured, 4%, 12/01/51 ........................ 1,200,000 1,065,596
b
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5.55% , 12/01/47 3,500,000 3,516,291
Flying Horse Metropolitan District No. 2 ,
GO, 2020 A, Refunding, AGMC Insured, 4%, 12/01/44 ...................... 520,000 497,898
GO, 2020 A, Refunding, AGMC Insured, 4%, 12/01/50 ...................... 875,000 794,632
Gunnison Watershed School District No. Re 1J , GO , 2023 , 5% , 12/01/47 ..........
3,250,000 3,575,265
Larimer County School District No. R-1 Poudre , GO , 2018 , 5% , 12/15/40 ..........
5,000,000 5,360,306
North Pine Vistas Metropolitan District No. 2 , GO , 2022 , Refunding , AGMC Insured ,
5% , 12/01/52 ..................................................... 1,125,000 1,188,026
Park 70 Metropolitan District ,
GO, 2016, Refunding, 5%, 12/01/36 .................................... 1,000,000 1,018,829
GO, 2016, Refunding, 5%, 12/01/46 .................................... 1,500,000 1,508,860

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Park Creek Metropolitan District ,
Westerly Creek District Service Area, Revenue, 2017 A, 5%, 12/01/41 .......... $ 3,000,000 $ 3,020,415
Westerly Creek District Service Area, Revenue, 2017 A, 5%, 12/01/46 .......... 2,500,000 2,506,509
Westerly Creek District Service Area, Revenue, Senior Lien, 2015 A, Refunding, 5%,
12/01/45 ....................................................... 7,000,000 7,021,485
Westerly Creek District Service Area, Revenue, Senior Lien, 2018 A, 5%, 12/01/46 . 2,875,000 3,002,000
Parker Water & Sanitation District , Revenue , 2018 , 5% , 11/01/42 ................
6,475,000 6,798,394
Patriot Park Metropolitan District No. 2 , GO , 2021 , 4.3% , 12/01/50 ...............
539,000 411,598
Prairiestar Metropolitan District No. 2 ,
GO, 2021 A, Refunding, BAM Insured, 5%, 12/01/36 ....................... 500,000 550,353
GO, 2021 A, Refunding, BAM Insured, 5%, 12/01/41 ....................... 500,000 540,637
GO, 2021 A, Refunding, BAM Insured, 5%, 12/01/46 ....................... 500,000 537,792
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
9,900,000 11,591,481
Regional Transportation District ,
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 1/15/33 ........ 550,000 561,573
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/35 ........ 1,000,000 1,010,967
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/36 ........ 750,000 751,574
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/38 ........ 700,000 687,558
Sales Tax, Revenue, 2016 A, 5%, 11/01/41 ............................... 10,000,000 10,355,640
Sales Tax, Revenue, 2016 A, 5%, 11/01/46 ............................... 11,000,000 11,299,077
Sand Creek Metropolitan District , GO , 2020 B , Refunding , AGMC Insured , 4% ,
12/01/40 ........................................................ 2,665,000 2,646,876
Silver Peaks Metropolitan District No. 3 , GO, Senior Lien , 2020 A , 5% , 12/01/50 ....
1,000,000 863,051
South Timnath Metropolitan District No. 2 , GO , 2016 , Refunding , 5% , 12/01/42 .....
5,690,000 5,748,206
State of Colorado ,
COP, 2013 I, Pre-Refunded, 5%, 3/15/36 ................................ 3,000,000 3,036,665
COP, 2017 J, 5.25%, 3/15/42 ......................................... 5,000,000 5,198,478
COP, 2020, Refunding, 4%, 6/15/40 .................................... 1,315,000 1,311,489
COP, 2020 A, 4%, 12/15/38 .......................................... 3,555,000 3,578,114
COP, 2020 R, 4%, 3/15/45 ........................................... 5,000,000 4,829,668
Sterling Hills West Metropolitan District , GO , 2017 , Refunding , 5% , 12/01/39 .......
1,125,000 1,174,363
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
3.75%, 12/01/40 ................................................. 500,000 400,879
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
4.25%, 12/01/50 ................................................. 1,250,000 973,899
Thompson Crossing Metropolitan District No. 2 , GO , 2016 B , Refunding , AGMC
Insured , 5% , 12/01/46 .............................................. 4,500,000 4,648,850
Town of Monument , COP , 2020 , AGMC Insured , 4% , 12/01/45 ..................
2,000,000 1,950,737
University of Colorado , Revenue , 2019 B , 5% , 6/01/44 .......................
1,930,000 2,065,436
Vauxmont Metropolitan District ,
GO, 2019, Refunding, AGMC Insured, 5%, 12/15/27 ........................ 380,000 400,441
GO, 2019, Refunding, AGMC Insured, 5%, 12/15/32 ........................ 480,000 505,373
Whispering Pines Metropolitan District No. 1 , GO , 2023 , Refunding , AGMC Insured ,
5% , 12/01/52 ..................................................... 900,000 923,543
Winter Farm Metropolitan District No. 2 ,
GO, 2019, Refunding, AGMC Insured, 5%, 12/01/39 ........................ 630,000 666,985
GO, 2019, Refunding, AGMC Insured, 5%, 12/01/44 ........................ 500,000 524,129
485,853,209

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida 1.2%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. $ 4,104,000 $ 3,401,843
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 800,000 535,666
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 3,215,000 2,628,263
6,565,772
Georgia 0.4%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 2,400,000 1,917,252
Illinois 0.8%
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 3,000,000 2,968,847
GO, 2021 A, 5%, 3/01/33 ............................................ 500,000 549,681
GO, 2021 A, 5%, 3/01/37 ............................................ 250,000 267,839
GO, 2021 A, 4%, 3/01/39 ............................................ 500,000 484,496
4,270,863
New York 0.2%
Metropolitan Transportation Authority , Revenue , 2020 D , 4% , 11/15/47 ...........
900,000 827,748
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,400,000 1,116,396
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,400,000 1,113,025
b
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn., 6/01/37 2,100,000 1,386,415
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 750,000 570,079
4,185,915
Texas 0.6%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,800,000 1,311,298
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,400,000 1,780,792
3,092,090
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,400,000 1,116,324
Wisconsin 1.2%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,400,000 1,103,571
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 2,400,000 1,914,347
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 3,700,000 3,694,761
6,712,679
U.S. Territories 1.4%
Guam 0.3%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,500,000 1,506,485
Puerto Rico 1.1%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.5% , 7/01/31 .................
1,670,000 1,719,253
HTA TRRB Custodial Trust , Revenue , 2005 L , 5.25% , 7/01/41 ..................
1,485,000 1,499,482
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,200,000 1,186,009

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 196 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, (continued)
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... $ 1,000,000 $ 988,234
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
750,000 718,461
6,111,439
Total U.S. Territories .................................................................... 7,617,924
Total Municipal Bonds (Cost $556,546,269) .....................................
523,817,203
Total Long Term Investments (Cost $557,946,269) ...............................
525,209,924
a
a a a a
Short Term Investments 1.0%
Municipal Bonds 1.0%
Colorado 1.0%
c
City & County of Denver ,
COP, 2008 A-1, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
4%, 12/01/29 ................................................... 4,000,000 4,000,000
COP, 2008 A-3, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
4%, 12/01/31 ................................................... 1,000,000 1,000,000
c
Colorado Educational & Cultural Facilities Authority , Daughters of Israel, Inc. , Revenue ,
B-4 , LOC TD Bank NA , Daily VRDN and Put , 4% , 12/01/35 .................. 400,000 400,000
5,400,000
Total Municipal Bonds (Cost $5,400,000) .......................................
5,400,000
Total Short Term Investments (Cost $5,400,000 ) .................................
5,400,000
a
Total Investments (Cost $563,346,269) 98.6% ...................................
$530,609,924
Other Assets, less Liabilities 1.4% .............................................
7,247,798
Net Assets 100.0% ...........................................................
$537,857,722
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2023, the aggregate value of these securities was $26,451,559, representing 4.9% of net assets.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2023
Franklin Connecticut Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.2%
Connecticut 90.1%
City of Ansonia , GO , 2021 A , AGMC Insured , 3% , 2/15/37 .....................
$ 500,000 $ 447,225
City of Bridgeport ,
GO, 2021 A, 4%, 8/01/40 ............................................ 765,000 740,181
GO, 2021 A, 4%, 8/01/46 ............................................ 375,000 347,400
GO, 2021 A, 4%, 8/01/51 ............................................ 575,000 517,746
City of New Britain , GO , 2017 C , AGMC Insured , 5% , 3/01/36 ..................
1,000,000 1,054,325
City of New Haven , GO , 2021 A , Refunding , 4% , 8/01/41 ......................
2,000,000 1,856,933
City of Stamford , Water Pollution Control System & Facility , Revenue , 2013 A , 5.25% ,
8/15/43 ......................................................... 1,000,000 1,001,863
City of West Haven , GO , 2021 , 4% , 9/15/41 ...............................
565,000 530,674
Connecticut Housing Finance Authority ,
Revenue, 2019 E-E1, 3.05%, 11/15/44 .................................. 5,000,000 3,924,068
Revenue, 2019 E-E1, 3.1%, 11/15/49 ................................... 2,000,000 1,498,602
Revenue, 2020 C-1, Refunding, 2.05%, 5/15/37 ........................... 1,000,000 783,029
Revenue, 2020 C-2, Refunding, 2.2%, 11/15/34 ........................... 960,000 777,036
Connecticut State Health & Educational Facilities Authority ,
Avon Old Farms School Obligated Group, Revenue, D-1, Refunding, 4%, 7/01/46 .. 1,000,000 919,197
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/36 480,000 490,792
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/37 600,000 608,059
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/38 315,000 316,771
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/39 380,000 376,907
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/42 860,000 848,876
Connecticut Children's Medical Center Obligated Group, Revenue, E, 5.25%, 7/15/48 1,560,000 1,675,574
Connecticut College, Revenue, L-1, Refunding, 4%, 7/01/46 .................. 5,000,000 4,520,917
Covenant Living Communities and Services Obligated Group, Revenue, 2018 B, 5%,
12/01/40 ....................................................... 4,000,000 3,965,800
Fairfield University, Revenue, Q-1, 5%, 7/01/46 ........................... 9,000,000 9,170,691
Hartford HealthCare Obligated Group, Revenue, 2021 A, 4%, 7/01/46 .......... 6,000,000 5,552,000
Jerome Home, Revenue, 2021 E, Refunding, 4%, 7/01/41 ................... 735,000 602,767
Jerome Home, Revenue, 2021 E, Refunding, 4%, 7/01/51 ................... 1,250,000 937,815
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/38 ..... 1,000,000 899,931
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/41 ..... 6,310,000 5,634,823
Quinnipiac University, Revenue, L, Refunding, 5%, 7/01/45 .................. 8,250,000 8,373,585
Sacred Heart University, Inc., Revenue, I-1, Refunding, 5%, 7/01/42 ............ 4,375,000 4,504,940
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/35 ..................... 550,000 600,713
Sacred Heart University, Inc., Revenue, K, 4%, 7/01/45 ..................... 1,200,000 1,102,451
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 4%, 7/01/37 ... 2,550,000 2,425,902
Taft School Corp. (The), Revenue, L, Refunding, 3%, 7/01/46 ................. 2,210,000 1,745,839
Trinity Health Corp. Obligated Group, Revenue, 2016, 5%, 12/01/41 ............ 5,000,000 5,111,751
Trustees of Trinity College (The), Revenue, R, Refunding, 4%, 6/01/45 .......... 2,500,000 2,286,030
Trustees of Trinity College (The), Revenue, S, Refunding, 4%, 6/01/51 .......... 4,000,000 3,544,266
University of Hartford (The), Revenue, 2022 P, 5.375%, 7/01/52 ............... 2,000,000 1,931,209
Yale-New Haven Health Obligated Group, Revenue, N, 5%, 7/01/48 ............ 5,000,000 4,992,145
Connecticut State Higher Education Supplement Loan Authority ,
Revenue, 2020 B, 3.25%, 11/15/36 .................................... 1,640,000 1,436,593
Revenue, 2020 D, Pre-Refunded, 3%, 11/15/35 ........................... 1,145,000 1,145,113
Revenue, 2021 B, 2.25%, 11/15/37 .................................... 2,500,000 1,949,377
Hartford County Metropolitan District , Clean Water Project , Revenue , 2014 A , Pre-
Refunded , 5% , 11/01/42 ............................................. 2,500,000 2,559,770
South Central Connecticut Regional Water Authority , Revenue, Second Series , 32nd B ,
Refunding , 5% , 8/01/38 ............................................. 1,720,000 1,795,548
State of Connecticut ,
GO, 2020 A, 4%, 1/15/38 ............................................ 7,250,000 7,342,936
GO, 2020 C, 4%, 6/01/39 ............................................ 600,000 603,236
Special Tax, 2016 A, 5%, 9/01/33 ...................................... 1,000,000 1,055,808

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut (continued)
State of Connecticut, (continued)
Special Tax, 2018 A, 5%, 1/01/36 ...................................... $ 1,000,000 $ 1,071,700
Special Tax, 2020 A, 5%, 5/01/35 ...................................... 4,500,000 5,032,439
Special Tax, 2020 A, 4%, 5/01/39 ...................................... 1,000,000 1,005,874
Special Tax, 2020 A, 5%, 5/01/40 ...................................... 2,000,000 2,174,526
Special Tax, 2021 A, 4%, 5/01/40 ...................................... 1,100,000 1,098,611
Special Tax, 2021 A, 5%, 5/01/41 ...................................... 1,500,000 1,639,288
Bradley International Airport CFC, Revenue, 2019 A, 5%, 7/01/49 .............. 1,400,000 1,399,966
Clean Water Fund - State Revolving Fund, Revenue, 2015 A, 5%, 3/01/34 ....... 3,000,000 3,087,700
Clean Water Fund - State Revolving Fund, Revenue, 2017 A, 5%, 5/01/37 ....... 1,000,000 1,063,284
Town of Hamden , GO , 2021 , Refunding , BAM Insured , 4% , 8/15/41 ..............
500,000 486,513
Town of Stafford ,
GO, 2021, Refunding, 3%, 2/01/36 ..................................... 250,000 228,771
GO, 2021, Refunding, 3%, 2/01/38 ..................................... 310,000 270,611
GO, 2021, Refunding, 3%, 2/01/41 ..................................... 300,000 253,457
Town of Stratford ,
GO, 2017, AGMC Insured, 5%, 7/01/33 ................................. 1,000,000 1,039,848
GO, 2020 A, Refunding, BAM Insured, 4%, 7/01/36 ........................ 300,000 304,123
GO, 2020 A, Refunding, BAM Insured, 4%, 7/01/38 ........................ 300,000 298,717
GO, 2020 A, Refunding, BAM Insured, 4%, 7/01/40 ........................ 300,000 294,337
University of Connecticut ,
Revenue, 2013 A, 5%, 8/15/28 ........................................ 3,000,000 3,006,677
Revenue, 2017 A, 5%, 1/15/37 ........................................ 1,000,000 1,053,391
129,317,047
Florida 0.2%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 500,000 334,792
Georgia 0.3%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 625,000 499,284
Illinois 0.7%
State of Illinois , GO , 2020 C , 4% , 10/01/42 ................................
1,000,000 935,328
New Jersey 0.4%
New Jersey Economic Development Authority ,
Revenue, 2021 QQQ, 4%, 6/15/35 ..................................... 300,000 304,253
Revenue, 2021 QQQ, 4%, 6/15/36 ..................................... 100,000 100,469
New Jersey Transportation Trust Fund Authority , Revenue , 2020 AA , 3% , 6/15/50 ...
230,000 171,244
575,966
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 500,000 398,713
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 500,000 397,509
a
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn., 6/01/37 750,000 495,148
1,291,370

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 196 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 0.9%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... $ 500,000 $ 364,250
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 3% , 9/01/47 ................................. 780,000 535,997
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 615,000 456,328
1,356,575
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 500,000 398,687
Wisconsin 0.9%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 400,000 315,306
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 1,000,000 998,584
1,313,890
U.S. Territories 2.5%
Puerto Rico 2.5%
HTA HRRB Custodial Trust ,
Revenue, 2007 CC, 5.5%, 7/01/31 ..................................... 1,480,000 1,523,663
Revenue, 2007 CC, 5.25%, 7/01/34 .................................... 2,010,000 2,025,741
3,549,404
Total U.S. Territories .................................................................... 3,549,404
Total Municipal Bonds (Cost $151,568,536) .....................................
139,572,343
a a a a
Short Term Investments 1.6%
Municipal Bonds 1.6%
Connecticut 1.6%
b
Connecticut State Health & Educational Facilities Authority , Yale University , Revenue ,
2001 V-2 , Daily VRDN and Put , 3.4% , 7/01/36 ............................ 2,300,000 2,300,000
Total Municipal Bonds (Cost $2,300,000) .......................................
2,300,000
Total Short Term Investments (Cost $2,300,000 ) .................................
2,300,000
a
Total Investments (Cost $153,868,536) 98.8% ...................................
$141,872,343
Other Assets, less Liabilities 1.2% .............................................
1,660,253
Net Assets 100.0% ...........................................................
$143,532,596
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2023, the aggregate value of these securities was $4,261,092, representing 3.0% of net assets.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2023
Franklin Federal Intermediate-Term Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Management Investment Companies 2.1%
Capital Markets 2.1%
a
Franklin Municipal Green Bond ETF ..................................... 2,115,000 $ 49,893,273
Total Management Investment Companies (Cost $57,603,313) ....................
49,893,273
Principal
Amount
a a a a
Municipal Bonds 96.7%
Alabama 4.9%
b
Black Belt Energy Gas District ,
Revenue, 2022 A, Mandatory Put, 4%, 12/01/29 ........................... $ 7,000,000 6,779,387
Revenue, 2022 C-1, Mandatory Put, 5.25%, 6/01/29 ........................ 8,570,000 8,955,023
Revenue, 2022 E, Mandatory Put, 5%, 6/01/28 ............................ 7,000,000 7,321,051
Revenue, 2022 F, Mandatory Put, 5.5%, 12/01/28 ......................... 6,970,000 7,390,896
Revenue, 2023 B-2, Mandatory Put, 5.25%, 12/01/30 ....................... 4,000,000 4,299,471
Chatom Industrial Development Board ,
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/28 ........................................................ 500,000 536,087
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/29 ........................................................ 485,000 526,416
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/30 ........................................................ 425,000 465,597
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/39 .............. 2,250,000 2,160,886
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group, Revenue, 2016 A, 5%, 2/01/27 ....... 4,920,000 5,063,077
Infirmary Health System Obligated Group, Revenue, 2016 A, 5%, 2/01/28 ....... 5,000,000 5,156,086
Madison City Board of Education ,
Special Tax, 2019, 4%, 2/01/33 ....................................... 2,855,000 2,973,506
Special Tax, 2019, 4%, 2/01/34 ....................................... 2,970,000 3,084,208
Special Tax, 2019, 4%, 2/01/35 ....................................... 3,095,000 3,182,723
Special Tax, 2019, 4%, 2/01/37 ....................................... 3,350,000 3,380,262
b
Southeast Energy Authority A Cooperative District ,
Revenue, 2022 A-1, Mandatory Put, 5.5%, 12/01/29 ........................ 4,585,000 4,889,740
Revenue, 2022 B-2, Mandatory Put, 5.18%, 8/01/28 ........................ 15,000,000 14,909,560
Revenue, 2023 A, Mandatory Put, 5.25%, 7/01/29 ......................... 32,500,000 34,123,502
115,197,478
Alaska 0.1%
Alaska Municipal Bond Bank Authority ,
Revenue, 2020, Refunding, 4%, 12/01/35 ................................ 1,710,000 1,751,837
Revenue, 2020, Refunding, 4%, 12/01/37 ................................ 1,305,000 1,313,301
3,065,138
Arizona 4.3%
Arizona Department of Transportation , State Highway Fund , Revenue , 2015 ,
Refunding , 5% , 7/01/29 ............................................. 10,920,000 11,112,146
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/29 ....................................................... 1,100,000 1,174,875
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/30 ....................................................... 600,000 640,359
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/31 ....................................................... 630,000 670,662
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/32 ....................................................... 1,000,000 1,061,816
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/35 ....................................................... 1,115,000 1,174,361

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/36 ....................................................... $ 1,250,000 $ 1,302,670
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/37 ....................................................... 1,050,000 1,089,179
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/37 ....................................................... 1,105,000 1,055,760
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/38 ....................................................... 600,000 570,145
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 A, 4%,
11/01/41 ....................................................... 6,000,000 5,542,868
KIPP NYC Public Charter Schools, Revenue, 2021 A, 5%, 7/01/27 ............. 55,000 56,728
KIPP NYC Public Charter Schools, Revenue, 2021 A, 5%, 7/01/28 ............. 60,000 62,462
KIPP NYC Public Charter Schools, Revenue, 2021 A, 5%, 7/01/29 ............. 60,000 63,006
KIPP NYC Public Charter Schools, Revenue, 2021 A, 5%, 7/01/30 ............. 65,000 68,678
KIPP NYC Public Charter Schools, Revenue, 2021 A, 5%, 7/01/31 ............. 70,000 74,351
KIPP NYC Public Charter Schools, Revenue, 2021 B, 5%, 7/01/27 ............. 160,000 164,337
KIPP NYC Public Charter Schools, Revenue, 2021 B, 5%, 7/01/28 ............. 170,000 175,142
KIPP NYC Public Charter Schools, Revenue, 2021 B, 5%, 7/01/29 ............. 160,000 165,240
KIPP NYC Public Charter Schools, Revenue, 2021 B, 5%, 7/01/30 ............. 185,000 191,001
KIPP NYC Public Charter Schools, Revenue, 2021 B, 5%, 7/01/31 ............. 195,000 201,229
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/35 ..... 500,000 554,101
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/36 ..... 750,000 825,192
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/37 ..... 600,000 654,422
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/38 ..... 1,000,000 1,077,992
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 3%, 2/01/39 ..... 1,200,000 996,352
City of Mesa , Utility System , Revenue , 2016 , Refunding , 5% , 7/01/29 ............
2,500,000 2,638,960
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, Junior Lien, 2017 D, Refunding, 5%, 7/01/30 ............... 10,000,000 10,690,463
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/35 ........................ 7,500,000 7,998,114
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/36 ........................ 6,225,000 6,594,952
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/35 .................................................. 3,340,000 3,605,133
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/36 .................................................. 6,380,000 6,844,843
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/39 .................................................. 6,365,000 6,745,482
Glendale Industrial Development Authority ,
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/30 ...... 525,000 589,294
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/31 ...... 425,000 475,224
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/32 ...... 525,000 585,828
c
Industrial Development Authority of the County of Pima (The) , La Posada at Park
Centre, Inc. Obligated Group , Revenue , 144A, 2022 B-3 , 5.125% , 11/15/29 ...... 3,000,000 2,958,669
Maricopa County Industrial Development Authority ,
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/30 ....... 850,000 917,747
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/31 ....... 1,000,000 1,079,683
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/32 ....... 1,000,000 1,078,948
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/33 ....... 800,000 861,159
Pima County Regional Transportation Authority ,
Excise Tax, Revenue, 2014, 5%, 6/01/24 ................................ 3,385,000 3,389,632
Excise Tax, Revenue, 2014, 5%, 6/01/26 ................................ 7,180,000 7,187,958
Scottsdale Municipal Property Corp. ,
City of Scottsdale Excise Tax, Revenue, 2015, Refunding, 5%, 7/01/26 .......... 2,580,000 2,673,182
City of Scottsdale Excise Tax, Revenue, 2015, Pre-Refunded, 5%, 7/01/28 ....... 3,325,000 3,451,213
101,091,558

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arkansas 0.5%
Arkansas Development Finance Authority ,
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/35 ........................................................ $ 4,630,000 $ 4,836,119
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/36 ........................................................ 3,625,000 3,751,054
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/37 ........................................................ 1,250,000 1,285,079
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/38 ........................................................ 1,000,000 1,025,014
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/39 ........................................................ 1,000,000 1,021,494
11,918,760
California 4.7%
Bay Area Toll Authority ,
Revenue, 2017 S-7, Refunding, 4%, 4/01/31 ............................. 7,000,000 7,250,603
Revenue, 2017 S-7, Refunding, 4%, 4/01/33 ............................. 5,000,000 5,164,903
b
California Community Choice Financing Authority ,
Revenue, 2021 A, Mandatory Put, 4%, 12/01/27 ........................... 2,000,000 2,001,138
Revenue, 2023 C, Mandatory Put, 5.25%, 10/01/31 ........................ 11,000,000 11,505,626
c
California Community Housing Agency , Aster Apartments , Revenue, Junior Lien , 144A,
2021 A-2 , 4% , 2/01/43 .............................................. 6,800,000 5,561,836
b
California Infrastructure & Economic Development Bank ,
California Academy of Sciences, Revenue, 2018 B, Refunding, Mandatory Put,
3.76%, 8/01/24 .................................................. 2,000,000 1,975,304
c
DesertXpress Enterprises LLC, Revenue, 144A, 2020 A, Mandatory Put, 3.65%,
1/31/24 ........................................................ 5,000,000 4,982,692
California Statewide Communities Development Authority ,
Emanate Health Obligated Group, Revenue, 2020 A, 5%, 4/01/35 ............. 1,300,000 1,404,744
Emanate Health Obligated Group, Revenue, 2020 A, 4%, 4/01/37 ............. 700,000 691,648
Emanate Health Obligated Group, Revenue, 2020 A, 4%, 4/01/38 ............. 1,350,000 1,320,472
Southern California Edison Co., Revenue, 2010 A, Refunding, 1.75%, 9/01/29 .... 7,000,000 5,880,260
City of Riverside ,
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/34 ......................... 10,605,000 11,104,613
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/35 ......................... 11,000,000 11,457,743
c
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 5,500,000 4,293,198
c
CSCDA Community Improvement Authority , Waterscape Apartments , Revenue , 144A,
2021 B , 4% , 9/01/46 ............................................... 4,825,000 3,854,575
Golden State Tobacco Securitization Corp. ,
Revenue, 2021 B-1, Refunding, 1.85%, 6/01/31 ........................... 705,000 705,000
Revenue, 2021 B-1, Refunding, 3.85%, 6/01/50 ........................... 5,000,000 4,533,510
Los Angeles Department of Water & Power ,
Power System, Revenue, 2017 B, Refunding, 5%, 7/01/31 ................... 8,220,000 8,867,204
Power System, Revenue, 2017 C, 5%, 7/01/32 ............................ 4,615,000 5,014,245
Power System, Revenue, 2017 C, 5%, 7/01/33 ............................ 3,960,000 4,297,067
Power System, Revenue, 2017 C, 5%, 7/01/34 ............................ 4,080,000 4,425,332
San Diego Public Facilities Financing Authority , City of San Diego Water Utility ,
Revenue , 2020 A , 4% , 8/01/37 ........................................ 1,250,000 1,293,229
d
Southern California Public Power Authority , Revenue , FRN , 2007 B , 5.02% , ( 3-month
USD LIBOR + 1.47% ), 11/01/38 ....................................... 3,000,000 2,673,809
110,258,751
Colorado 4.7%
City & County of Denver ,
Airport System, Revenue, 2022 D, Refunding, 5.75%, 11/15/41 ............... 5,325,000 6,035,105
Airport System, Revenue, B, 5.25%, 11/15/26 ............................. 5,000,000 5,035,835

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
City & County of Denver, (continued)
Airport System, Revenue, B, 5.25%, 11/15/27 ............................. $ 4,250,000 $ 4,282,481
Colorado Health Facilities Authority ,
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/29 ....................................................... 650,000 702,760
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/30 ....................................................... 700,000 764,011
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/32 ....................................................... 750,000 813,222
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/33 ....................................................... 1,000,000 1,081,434
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/34 ....................................................... 1,100,000 1,188,672
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/33 2,000,000 2,134,957
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/36 8,500,000 8,925,481
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/37 2,250,000 2,182,421
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/39 1,250,000 1,193,079
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/32 2,000,000 2,136,925
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/33 3,000,000 3,202,436
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/35 4,500,000 4,756,647
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/38 2,000,000 2,081,664
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/39 5,500,000 5,707,384
CommonSpirit Health Obligated Group, Revenue, 2022 A, 5%, 11/01/40 ......... 3,000,000 3,117,633
c
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5% , 12/01/32 .. 1,000,000 1,009,187
Fort Carson Family Housing LLC , Revenue , 1999 , NATL Insured , 7.86% , 11/15/29 ..
30,225,000 33,125,391
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
4,200,000 4,917,598
Regional Transportation District ,
COP, 2013 A, Refunding, 5%, 6/01/26 .................................. 14,000,000 14,009,197
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/33 ........ 1,000,000 1,025,920
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/35 ........ 1,400,000 1,415,353
Sterling Ranch Community Authority Board , Sterling Ranch Colorado Metropolitan
District No. 2 , Revenue , 2020 A , Refunding , 3.375% , 12/01/30 ................ 500,000 439,381
111,284,174
Connecticut 1.6%
City of Stamford ,
GO, 2019, 3%, 6/01/35 ............................................. 3,025,000 2,860,672
GO, 2019, 3%, 6/01/36 ............................................. 3,025,000 2,784,298
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group, Revenue, 2021 A, 4%, 7/01/38 .......... 2,500,000 2,396,086
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/33 ..... 5,000,000 5,070,811
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/35 ..... 250,000 231,162
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/36 ..... 4,750,000 4,361,218
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/32 ..................... 700,000 771,604
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/33 ..................... 625,000 687,502
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/34 ..................... 725,000 796,455
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/26 ... 200,000 206,301
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/27 ... 250,000 260,908
State of Connecticut ,
GO, 2020 C, 4%, 6/01/34 ............................................ 1,500,000 1,581,844
GO, 2021 A, 3%, 1/15/33 ............................................ 3,500,000 3,352,972
Special Tax, 2020 A, 4%, 5/01/36 ...................................... 3,500,000 3,617,466
University of Connecticut ,
Revenue, 2016 A, 5%, 3/15/30 ........................................ 3,075,000 3,216,737
Revenue, 2016 A, 5%, 3/15/31 ........................................ 5,025,000 5,253,888
37,449,924

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida 7.1%
Alachua County Health Facilities Authority ,
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/31 ....................................................... $ 5,000,000 $ 5,346,992
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/32 ....................................................... 1,600,000 1,709,734
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/33 ....................................................... 3,445,000 3,675,473
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/35 ....................................................... 2,350,000 2,484,747
Capital Projects Finance Authority , CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 ,
Refunding , 5% , 10/01/30 ............................................ 1,000,000 1,046,116
c
Capital Trust Agency, Inc. ,
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 5,345,000 4,402,568
Revenue, 144A, 2021 A-2, 5.1%, 12/01/31 ............................... 1,850,000 1,595,062
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1 T, 5.05%, 7/01/34 .......... 855,000 739,339
Centre Lake Community Development District , Special Assessments , Special
Assessment , 2021 , 2.75% , 5/01/30 .................................... 255,000 226,347
City of Clearwater , Water & Sewer , Revenue , 2017 , Refunding , 5% , 12/01/33 ......
5,520,000 5,831,770
City of Gainesville , Utilities System , Revenue , 2017 A , 5% , 10/01/30 .............
1,500,000 1,627,245
City of Jacksonville , Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding ,
4% , 11/01/39 ..................................................... 1,650,000 1,538,638
City of Pompano Beach ,
John Knox Village of Florida, Inc. Obligated Group, Revenue, 2020, Refunding, 4%,
9/01/40 ........................................................ 2,500,000 1,978,534
John Knox Village of Florida, Inc. Obligated Group, Revenue, 2021 B-1, 2%, 1/01/29 4,300,000 3,601,675
City of Port St. Lucie ,
Utility System, Revenue, 2016, Refunding, 4%, 9/01/30 ..................... 1,500,000 1,539,001
Utility System, Revenue, 2016, Refunding, 4%, 9/01/31 ..................... 1,635,000 1,673,886
City of South Miami Health Facilities Authority, Inc. , Baptist Health South Florida
Obligated Group , Revenue , 2017 , Refunding , 4% , 8/15/33 ................... 6,000,000 6,065,924
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/38 .................................................. 700,000 682,224
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/39 .................................................. 500,000 481,795
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 5%, 7/01/40 .................................................. 1,000,000 1,025,464
Escambia County Health Facilities Authority , Baptist Hospital, Inc. Obligated Group ,
Revenue , 2020 A , Refunding , 5% , 8/15/34 ............................... 1,000,000 1,045,892
Greater Orlando Aviation Authority ,
Revenue, 2019 A, 5%, 10/01/33 ....................................... 10,500,000 11,282,148
Revenue, 2019 A, 4%, 10/01/37 ....................................... 8,430,000 8,262,286
Herons Glen Recreation District ,
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/32 ............. 185,000 179,240
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/33 ............. 300,000 287,729
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/34 ............. 245,000 229,691
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/35 ............. 255,000 236,234
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/36 ............. 260,000 233,980
JEA Water & Sewer System ,
Revenue, 2014 A, 5%, 10/01/26 ....................................... 1,455,000 1,473,820
Revenue, 2014 A, 5%, 10/01/27 ....................................... 5,130,000 5,194,249
Revenue, 2014 A, 5%, 10/01/29 ....................................... 1,205,000 1,219,498
Revenue, 2017 A, Refunding, 5%, 10/01/31 .............................. 17,435,000 18,986,579
Lee Memorial Health System ,
Lee Memorial Health System Obligated Group, Revenue, A-1, Refunding, 4%,
4/01/37 ........................................................ 5,000,000 4,929,962
Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 4/01/49 ................ 12,000,000 10,805,687

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
c
Leon County Housing Finance Authority , Revenue , 144A, 2022 A-1 , Zero Cpn., 5/01/57 $ 6,965,000 $ 5,868,012
Leon County School District , Revenue , 2014 , 5% , 9/01/25 .....................
6,040,000 6,063,662
Middleton Community Development District A , Special Assessment , 2022 , 5.45% ,
5/01/32 ......................................................... 1,000,000 1,021,024
Orange County Health Facilities Authority ,
Orlando Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/28 ..... 1,000,000 1,056,100
Orlando Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/30 ..... 2,875,000 3,033,373
Orlando Utilities Commission ,
Revenue, 2012 A, Refunding, 5%, 10/01/25 .............................. 2,000,000 2,081,377
Revenue, 2018 A, 5%, 10/01/33 ....................................... 1,755,000 1,904,670
Palm Beach County School District , COP , 2014 B , 5% , 8/01/25 .................
4,000,000 4,152,764
Poitras East Community Development District ,
Special Assessment, 2023, 4.2%, 5/01/33 ............................... 800,000 785,969
Special Assessment, 2023, 5%, 5/01/43 ................................. 2,000,000 1,938,603
River Hall Community Development District , Special Assessment , 2021 A-1 , Refunding ,
3% , 5/01/31 ...................................................... 500,000 439,478
State of Florida ,
GO, 2015 E, Refunding, 4%, 6/01/33 ................................... 11,855,000 11,971,846
GO, 2017 C, Refunding, 4%, 6/01/32 ................................... 7,855,000 8,190,075
GO, 2017 C, Refunding, 4%, 6/01/33 ................................... 5,000,000 5,199,501
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 4% , 10/01/32 ..........
2,855,000 2,915,915
168,261,898
Georgia 4.8%
City of Atlanta ,
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014 A, Refunding, 5%,
1/01/27 ........................................................ 7,000,000 7,060,899
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014 A, Refunding, 5%,
1/01/28 ........................................................ 5,100,000 5,144,498
Water & Wastewater, Revenue, 2015, Refunding, 5%, 11/01/26 ............... 5,165,000 5,352,033
Water & Wastewater, Revenue, 2018 C, Refunding, 5%, 11/01/33 .............. 6,750,000 7,297,242
Water & Wastewater, Revenue, 2018 C, Refunding, 5%, 11/01/34 .............. 3,000,000 3,231,746
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/32 900,000 916,654
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/33 565,000 573,325
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/34 450,000 456,376
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/35 865,000 877,082
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/36 1,400,000 1,405,652
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/32 250,000 254,626
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/33 250,000 253,684
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/34 275,000 278,897
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/35 275,000 278,841
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/36 275,000 276,110
Development Authority for Fulton County ,
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/28 ................... 3,785,000 3,888,944
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/29 ................... 4,385,000 4,502,012
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/30 ................... 4,805,000 4,932,286
b
Development Authority of Monroe County (The) , Georgia Power Co. , Revenue, First
Series , 2009 , Refunding , Mandatory Put , 1% , 8/21/26 ...................... 2,375,000 2,096,443
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/27 ........................................................ 1,750,000 1,838,215
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/28 ........................................................ 2,100,000 2,218,776
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/29 ........................................................ 2,000,000 2,118,729

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Gainesville & Hall County Hospital Authority, (continued)
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/30 ........................................................ $ 1,000,000 $ 1,060,613
Main Street Natural Gas, Inc. ,
Revenue, 2021 C, 4%, 12/01/25 ....................................... 1,000,000 996,290
b
Revenue, 2021 C, Mandatory Put, 4%, 12/01/28 ........................... 5,000,000 4,962,004
b
Revenue, 2022 A, Mandatory Put, 4%, 12/01/29 ........................... 10,000,000 9,883,917
b,c
Revenue, 144A, 2022 C, Mandatory Put, 4%, 11/01/27 ...................... 12,000,000 11,568,156
b
Revenue, 2023 A, Mandatory Put, 5%, 6/01/30 ............................ 10,000,000 10,407,576
b
Revenue, 2023 B, Mandatory Put, 5%, 3/01/30 ............................ 11,495,000 12,127,254
Municipal Electric Authority of Georgia ,
Revenue, 2019 A, 5%, 1/01/30 ........................................ 1,000,000 1,067,284
Revenue, 2019 A, 5%, 1/01/31 ........................................ 600,000 640,701
Revenue, 2019 A, 5%, 1/01/32 ........................................ 500,000 533,744
Revenue, 2019 A, 5%, 1/01/33 ........................................ 1,000,000 1,066,846
Revenue, 2019 B, 5%, 1/01/29 ........................................ 500,000 527,902
Revenue, 2019 B, 5%, 1/01/30 ........................................ 480,000 504,318
Revenue, 2019 B, 5%, 1/01/31 ........................................ 700,000 734,196
Revenue, 2019 B, 5%, 1/01/32 ........................................ 750,000 784,626
Revenue, 2019 B, 5%, 1/01/33 ........................................ 1,045,000 1,090,637
Revenue, 2019 B, 5%, 1/01/34 ........................................ 700,000 730,534
113,939,668
Hawaii 1.1%
State of Hawaii ,
GO, EO, 5%, 8/01/28 ............................................... 21,695,000 22,108,524
Airports System, Revenue, 2020 A, 4%, 7/01/35 ........................... 4,420,000 4,428,789
26,537,313
Illinois 7.5%
Chicago Board of Education , Dedicated Capital Improvement Tax , Revenue , 2023 ,
5.25% , 4/01/40 ................................................... 3,720,000 3,950,563
Chicago O'Hare International Airport ,
Revenue, Senior Lien, 2020 C, Refunding, 4%, 1/01/35 ..................... 4,000,000 4,149,017
Revenue, Senior Lien, 2020 E, Refunding, 4%, 1/01/35 ..................... 1,560,000 1,618,117
Chicago Park District ,
GO, 2020 F-2, Refunding, 5%, 1/01/32 .................................. 1,500,000 1,626,011
GO, 2020 F-2, Refunding, 5%, 1/01/33 .................................. 3,000,000 3,242,262
GO, 2020 F-2, Refunding, 4%, 1/01/34 .................................. 1,100,000 1,103,705
GO, 2020 F-2, Refunding, 5%, 1/01/35 .................................. 2,375,000 2,556,129
Chicago Transit Authority Capital Grant Receipts , Revenue , 2021 , Refunding , 5% ,
6/01/28 ......................................................... 1,750,000 1,875,003
City of Berwyn , GO , 2022 B , Refunding , AGMC Insured , 4% , 12/01/41 ...........
6,000,000 5,893,235
City of Chicago ,
GO, 1999, NATL Insured, Zero Cpn., 1/01/31 ............................. 4,000,000 2,914,748
GO, 2003 B, Refunding, 5%, 1/01/26 ................................... 1,795,000 1,824,854
GO, 2021 A, Refunding, 5%, 1/01/33 ................................... 9,500,000 10,244,464
GO, 2021 A, Refunding, 5%, 1/01/34 ................................... 6,655,000 7,167,431
GO, 2021 B, Refunding, 4%, 1/01/35 ................................... 4,295,000 4,211,296
GO, 2021 B, Refunding, 4%, 1/01/38 ................................... 5,150,000 4,768,520
GO, 2023 A, 5%, 1/01/35 ............................................ 10,000,000 10,760,410
City of Galesburg ,
Knox College, Revenue, 2021 A, Refunding, 4%, 10/01/36 ................... 1,125,000 1,057,938
Knox College, Revenue, 2021 A, Refunding, 4%, 10/01/41 ................... 1,475,000 1,314,141
County of Cook , Sales Tax , Revenue , 2021 A , Refunding , 4% , 11/15/40 ...........
5,250,000 5,110,253
Illinois Finance Authority ,
Carle Foundation Obligated Group (The), Revenue, 2021 A, Refunding, 4%, 8/15/40 12,645,000 12,061,596

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Illinois Finance Authority, (continued)
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/28 ......... $ 1,065,000 $ 958,767
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/29 ......... 1,100,000 969,478
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/30 ......... 1,310,000 1,130,405
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/31 ......... 1,095,000 925,221
Lifespace Communities, Inc. Obligated Group, Revenue, 2015 A, Refunding, 5%,
5/15/35 ........................................................ 500,000 426,045
Northwestern University, Revenue, 2015, 5%, 12/01/28 ..................... 1,675,000 1,853,673
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 3% , 6/15/25 ..
1,000,000 979,916
Northern Illinois University ,
Revenue, 2021, BAM Insured, 4%, 10/01/41 ............................. 400,000 367,978
Revenue, 2021, BAM Insured, 4%, 10/01/43 ............................. 2,075,000 1,888,123
Railsplitter Tobacco Settlement Authority , Revenue , 2017 , 5% , 6/01/26 ...........
3,500,000 3,661,070
State of Illinois ,
5%, 4/01/25 ...................................................... 18,000,000 18,047,914
GO, 2014, AGMC Insured, 5%, 2/01/26 ................................. 5,650,000 5,707,029
GO, 2016, Refunding, 5%, 2/01/26 ..................................... 1,000,000 1,036,708
GO, 2016, Refunding, 5%, 2/01/29 ..................................... 2,250,000 2,372,503
GO, 2017 D, 3.25%, 11/01/26 ......................................... 750,000 735,956
GO, 2018 A, Refunding, 5%, 10/01/29 .................................. 1,125,000 1,213,685
GO, 2018 B, Refunding, 5%, 10/01/31 .................................. 1,500,000 1,607,009
GO, 2018 B, Refunding, 5%, 10/01/32 .................................. 1,120,000 1,193,917
GO, 2019 B, 5%, 11/01/30 ........................................... 1,125,000 1,230,809
GO, 2019 B, 4%, 11/01/38 ........................................... 1,030,000 1,001,111
GO, 2020 C, 4%, 10/01/37 ........................................... 8,170,000 8,020,768
GO, 2021 A, 5%, 3/01/46 ............................................ 2,000,000 2,074,334
GO, 2021 B, 4%, 12/01/39 ........................................... 2,500,000 2,404,866
GO, 2022 A, 5%, 3/01/29 ............................................ 6,385,000 6,943,562
GO, 2022 B, 5%, 10/01/30 ........................................... 10,000,000 11,061,913
GO, 2022 C, 5.5%, 10/01/40 ......................................... 3,700,000 4,120,440
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/26 ............. 2,500,000 2,600,038
c
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020 A , Refunding , 3.5% , 12/01/32 ...... 6,265,768 5,395,565
177,378,496
Indiana 1.5%
c
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 B , 4.75% , 8/01/24 1,560,000 1,488,694
Indiana Finance Authority ,
e
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/26 .. 1,065,000 1,015,614
e
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/27 .. 1,150,000 1,080,017
e
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/28 .. 1,235,000 1,141,941
e
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/29 .. 1,330,000 1,210,538
e
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/30 .. 1,425,000 1,276,482
Indianapolis Power & Light Co., Revenue, 2021 A, Refunding, 1.4%, 8/01/29 ..... 3,000,000 2,589,757
State Revolving Fund, Revenue, 2018 A, 5%, 2/01/35 ...................... 9,795,000 10,661,629
Indianapolis Local Public Improvement Bond Bank , Revenue , 2021 A , Refunding ,
AGMC Insured , 4% , 6/01/37 .......................................... 15,000,000 15,007,326
35,471,998
Iowa 1.2%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group, Revenue, 2016 A, 5%, 5/15/32 .... 680,000 603,501
Lifespace Communities, Inc. Obligated Group, Revenue, 2016 A, 5%, 5/15/36 .... 650,000 542,876
Lifespace Communities, Inc. Obligated Group, Revenue, 2016 A, 5%, 5/15/41 .... 190,000 147,605
b
Lifespace Communities, Inc. Obligated Group, Revenue, 2021 B, Refunding,
Mandatory Put, 4.092%, 5/15/26 ..................................... 3,250,000 2,941,152

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Iowa (continued)
Iowa Higher Education Loan Authority ,
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/31 . $ 1,800,000 $ 1,923,614
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/32 . 1,920,000 2,046,262
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/33 . 2,030,000 2,156,479
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/34 . 2,135,000 2,257,962
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/35 . 1,250,000 1,313,391
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/36 . 2,470,000 2,575,571
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/37 . 2,595,000 2,688,940
Iowa Tobacco Settlement Authority ,
Revenue, 2021 A-2, 1, Refunding, 4%, 6/01/49 ............................ 8,500,000 7,577,249
Revenue, 2021 B-1, 2, Refunding, 4%, 6/01/49 ........................... 1,415,000 1,385,626
28,160,228
Kansas 0.3%
State of Kansas , Department of Transportation , Revenue , 2014 A , 5% , 9/01/28 .....
8,000,000 8,174,297
Kentucky 1.5%
Eastern Kentucky University ,
Revenue, 2021 A, Refunding, 4%, 10/01/29 .............................. 1,355,000 1,410,790
Revenue, 2021 A, Refunding, 4%, 10/01/30 .............................. 1,410,000 1,477,824
Revenue, 2021 A, Refunding, 4%, 10/01/31 .............................. 1,470,000 1,550,147
Kentucky Economic Development Finance Authority , CommonSpirit Health Obligated
Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/34 ........................ 1,000,000 1,064,156
Kentucky Municipal Power Agency ,
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/34 .................... 6,500,000 6,660,839
Revenue, 2019 A, Refunding, 5%, 9/01/31 ............................... 1,500,000 1,584,729
Revenue, 2019 A, Refunding, 5%, 9/01/32 ............................... 1,600,000 1,690,789
Revenue, 2019 A, Refunding, 5%, 9/01/33 ............................... 1,000,000 1,057,714
Kentucky State Property & Building Commission , Kentucky Finance and Administration
Cabinet , Revenue , BAM Insured , 5% , 5/01/32 ............................ 2,000,000 2,167,962
Kentucky Turnpike Authority ,
Kentucky Transportation Cabinet, Revenue, B, Refunding, 5%, 7/01/26 ......... 2,570,000 2,700,489
Kentucky Transportation Cabinet, Revenue, B, Refunding, 5%, 7/01/28 ......... 3,000,000 3,236,357
Paducah Electric Plant Board ,
Revenue, 2016 A, Refunding, AGMC Insured, 5%, 10/01/29 .................. 5,500,000 5,712,068
Revenue, 2016 A, Refunding, AGMC Insured, 5%, 10/01/31 .................. 5,500,000 5,701,598
36,015,462
Louisiana 3.6%
East Baton Rouge Sewerage Commission ,
Revenue, 2019 A, Refunding, 4%, 2/01/35 ............................... 1,310,000 1,336,431
Revenue, 2019 A, Refunding, 4%, 2/01/36 ............................... 2,000,000 2,023,826
Jefferson Sales Tax District , Revenue , 2019 B , AGMC Insured , 4% , 12/01/36 .......
6,000,000 6,049,926
Lafayette Consolidated Government ,
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/25 ................... 2,400,000 2,488,740
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/27 ................... 3,500,000 3,623,655
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/29 ................... 4,685,000 4,838,441
c
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
City of New Orleans, Revenue, 144A, 2021, 4%, 11/01/46 ................... 9,900,000 8,591,967
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 3.5%, 12/01/32 ......................................... 1,960,000 1,659,983
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 3.75%, 10/01/38 4,592,712 3,601,962
Patriot Services Group Obligated Group, Revenue, 144A, 2021 B, 5.25%, 10/01/32 5,350,000 4,664,041
Louisiana Public Facilities Authority ,
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, 5%, 5/15/29 ....... 1,240,000 1,289,050

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/29 ........................................................ $ 10,000 $ 10,496
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, 5%, 5/15/30 ....... 995,000 1,033,875
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/30 ........................................................ 5,000 5,248
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, 5%, 5/15/32 ....... 1,485,000 1,540,934
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/32 ........................................................ 15,000 15,744
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/28 1,000,000 1,050,137
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/29 2,000,000 2,102,588
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/30 2,250,000 2,363,965
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/31 1,745,000 1,833,744
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/32 1,750,000 1,835,390
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/33 2,000,000 2,093,692
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/36 ................. 4,750,000 5,169,904
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/37 ................. 2,000,000 2,160,133
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/38 ................. 3,120,000 3,353,089
b
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-2 , Refunding ,
Mandatory Put , 2.375% , 7/01/26 ...................................... 2,500,000 2,364,555
Port New Orleans Board of Commissioners ,
Revenue, 2020 E, 5%, 4/01/35 ........................................ 1,000,000 1,038,266
Revenue, 2020 E, 5%, 4/01/36 ........................................ 1,495,000 1,549,899
Revenue, 2020 E, 5%, 4/01/37 ........................................ 1,065,000 1,098,254
Revenue, 2020 E, 5%, 4/01/38 ........................................ 1,000,000 1,026,741
Revenue, 2020 E, 5%, 4/01/39 ........................................ 2,750,000 2,820,794
State of Louisiana , GO , 2014 C , Refunding , 5% , 8/01/25 ......................
10,000,000 10,194,057
84,829,527
Maine 0.2%
Maine Health & Higher Educational Facilities Authority ,
MaineHealth Obligated Group, Revenue, 2020 A, 5%, 7/01/35 ................ 1,000,000 1,082,430
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/36 ................ 1,000,000 1,002,278
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/37 ................ 1,150,000 1,130,612
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/38 ................ 2,690,000 2,615,838
5,831,158
Maryland 3.5%
City of Baltimore ,
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/29 ..................... 1,000,000 1,070,517
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/30 ..................... 2,940,000 3,145,203
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/31 ..................... 2,085,000 2,230,750
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/32 ..................... 3,240,000 3,459,052
Wastewater Utility Fund, Revenue, 2017 C, Refunding, 5%, 7/01/30 ............ 6,450,000 6,911,537
Wastewater Utility Fund, Revenue, 2017 C, Refunding, 5%, 7/01/32 ............ 5,905,000 6,304,229
Wastewater Utility Fund, Revenue, Senior Lien, D, Refunding, 5%, 7/01/28 ...... 2,790,000 2,868,187
Wastewater Utility Fund, Revenue, Senior Lien, D, Refunding, 5%, 7/01/29 ...... 5,835,000 5,995,368
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/29 ......................... 1,320,000 1,411,226
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/30 ......................... 1,785,000 1,909,588
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/31 ......................... 3,765,000 4,028,189
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/32 ......................... 4,000,000 4,270,434
County of Anne Arundel , GO , 2015 , 5% , 4/01/29 ............................
7,495,000 7,751,039
Maryland Community Development Administration , Residential , Revenue , 2019 B ,
Refunding , 3% , 9/01/34 ............................................. 5,000,000 4,571,154
Maryland Health & Higher Educational Facilities Authority ,
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 3.25%, 7/01/39 500,000 400,741
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/40 .. 300,000 283,812

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, (continued)
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/30 ............................................ $ 8,520,000 $ 9,037,886
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/31 ............................................ 7,415,000 7,866,602
Town of Chestertown ,
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/28 ............... 1,000,000 1,031,993
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/29 ............... 1,340,000 1,396,225
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/30 ............... 2,810,000 2,941,186
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/31 ............... 1,480,000 1,553,682
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/32 ............... 1,550,000 1,623,969
82,062,569
Massachusetts 2.0%
Commonwealth of Massachusetts ,
GO, A, Refunding, 5%, 7/01/28 ....................................... 7,500,000 7,805,342
GO, A, Refunding, 5%, 7/01/29 ....................................... 6,000,000 6,240,001
Massachusetts Development Finance Agency ,
Tufts Medicine Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/30 ....................................................... 150,000 165,651
Tufts Medicine Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/31 ....................................................... 475,000 518,369
Tufts Medicine Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/32 ....................................................... 450,000 490,347
Tufts Medicine Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/33 ....................................................... 525,000 571,266
Tufts Medicine Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/34 ....................................................... 450,000 488,378
Massachusetts Port Authority ,
Revenue, 2019 C, 5%, 7/01/32 ........................................ 4,220,000 4,555,741
Revenue, 2019 C, 5%, 7/01/33 ........................................ 4,430,000 4,773,756
Massachusetts Water Resources Authority , Revenue , C , Refunding , 5% , 8/01/32 ....
13,920,000 15,021,435
University of Massachusetts Building Authority , Revenue , 2017-3 , Refunding , 5% ,
11/01/32 ........................................................ 5,000,000 5,438,916
46,069,202
Michigan 1.6%
Lansing Board of Water & Light , Revenue , 2019 A , 5% , 7/01/36 .................
4,645,000 5,092,161
Lansing School District ,
GO, 2016 I, 5%, 5/01/30 ............................................. 1,860,000 1,954,234
GO, 2016 I, 5%, 5/01/31 ............................................. 2,010,000 2,110,118
GO, 2016 I, 5%, 5/01/32 ............................................. 2,310,000 2,421,778
Michigan Finance Authority ,
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/35 ... 1,000,000 1,004,564
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, Refunding, 5%, 12/01/34 8,200,000 8,572,480
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group, Revenue, 1999 B-3, 4%, 11/15/33 ............. 5,100,000 5,211,388
Trinity Health Corp. Obligated Group, Revenue, 2008 C, Refunding, 5%, 12/01/31 . 2,700,000 2,897,956
Trinity Health Corp. Obligated Group, Revenue, 2008 C, 5%, 12/01/32 .......... 1,115,000 1,193,676
Trinity Health Corp. Obligated Group, Revenue, 2008 C, Pre-Refunded, 5%, 12/01/32 135,000 146,859
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 3% , 10/01/39 ..
3,500,000 2,916,640
b
Michigan Strategic Fund , Consumers Energy Co. , Revenue , 2005 , Mandatory Put ,
0.875% , 10/08/26 .................................................. 5,000,000 4,445,628
37,967,482

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Mississippi 0.4%
c
Mississippi Development Bank , County of Hancock , Revenue , 144A, 2019 , 4.55% ,
11/01/39 ........................................................ $ 2,035,000 $ 2,011,741
Mississippi Home Corp. ,
c
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4%, 6/01/46 .. 8,143,623 5,918,938
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
3.65%, 6/01/33 .................................................. 101,412 84,970
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
4.15%, 6/01/46 .................................................. 400,000 298,045
c
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 144A,
2021 E-8, 5.5%, 6/01/36 ........................................... 2,540,000 2,080,382
10,394,076
Missouri 1.6%
Health & Educational Facilities Authority of the State of Missouri , Mercy Health ,
Revenue , 2018 A , Refunding , 5% , 6/01/31 ............................... 12,500,000 13,490,415
Missouri Joint Municipal Electric Utility Commission ,
Plum Point Project, Revenue, 2014 A, Refunding, 5%, 1/01/27 ................ 3,250,000 3,316,790
Plum Point Project, Revenue, 2014 A, Refunding, 5%, 1/01/28 ................ 4,500,000 4,576,534
Plum Point Project, Revenue, 2014 A, Refunding, 5%, 1/01/29 ................ 4,045,000 4,116,905
Southeast Missouri State University ,
Revenue, 2020, Refunding, 4%, 4/01/33 ................................. 2,745,000 2,804,516
Revenue, 2020, Refunding, 4%, 4/01/34 ................................. 2,180,000 2,218,393
Revenue, 2020, Refunding, 4%, 4/01/35 ................................. 1,575,000 1,584,592
Revenue, 2020, Refunding, 4%, 4/01/36 ................................. 3,205,000 3,164,855
Revenue, 2020, Refunding, 4%, 4/01/37 ................................. 2,000,000 1,958,273
37,231,273
Nebraska 0.2%
b
Central Plains Energy Project , Revenue , 2022-1 , Mandatory Put , 5% , 10/01/29 ..... 5,000,000 5,206,272
New Jersey 2.4%
Hudson County Improvement Authority , County of Hudson , Revenue , 2010 , Refunding ,
AGMC Insured , 5.375% , 10/01/24 ..................................... 2,050,000 2,104,371
New Jersey Economic Development Authority ,
New Jersey Transit Corp., Revenue, 2022 A, 5%, 11/01/39 ................... 16,000,000 17,171,467
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 5%, 6/15/39 1,000,000 1,053,116
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/34 .... 5,000,000 5,231,231
New Jersey Educational Facilities Authority ,
State of New Jersey, Revenue, 2016 B, 5%, 9/01/36 ....................... 5,000,000 5,170,157
Stevens Institute of Technology International, Inc., Revenue, 2020 A, 5%, 7/01/33 . 680,000 725,067
Stevens Institute of Technology International, Inc., Revenue, 2020 A, 5%, 7/01/34 . 545,000 580,014
Stevens Institute of Technology International, Inc., Revenue, 2020 A, 5%, 7/01/35 . 565,000 597,841
New Jersey Health Care Facilities Financing Authority ,
Inspira Health Obligated Group, Revenue, 2017 A, 5%, 7/01/30 ............... 900,000 946,641
Inspira Health Obligated Group, Revenue, 2017 A, 5%, 7/01/31 ............... 1,080,000 1,136,096
New Jersey Higher Education Student Assistance Authority ,
Revenue, Senior Lien, 2020 A, Refunding, 3.5%, 12/01/39 ................... 3,445,000 3,250,097
Revenue, Senior Lien, 2020 B, 3.5%, 12/01/39 ............................ 1,600,000 1,519,252
New Jersey Transportation Trust Fund Authority ,
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 6,200,000 6,230,729
Revenue, 2022 A, 4%, 6/15/41 ........................................ 7,500,000 7,175,433
New Jersey Turnpike Authority , Revenue , 2021 A , 4% , 1/01/42 .................
1,800,000 1,785,267
Newark Board of Education ,
GO, 2021, Refunding, BAM Insured, 5%, 7/15/26 .......................... 275,000 288,582
GO, 2021, Refunding, BAM Insured, 5%, 7/15/27 .......................... 330,000 351,302
GO, 2021, Refunding, BAM Insured, 5%, 7/15/28 .......................... 325,000 350,759
GO, 2021, Refunding, BAM Insured, 5%, 7/15/29 .......................... 320,000 350,833

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Newark Board of Education, (continued)
GO, 2021, Refunding, BAM Insured, 5%, 7/15/31 .......................... $ 400,000 $ 449,007
GO, 2021, Refunding, BAM Insured, 5%, 7/15/32 .......................... 430,000 481,861
56,949,123
New Mexico 0.5%
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 A , Refunding ,
2.15% , 4/01/33 ................................................... 13,500,000 10,691,985
New York 6.7%
City of New York ,
GO, 2015 C, Refunding, 5%, 8/01/25 ................................... 2,000,000 2,057,300
GO, 2015 C, Refunding, 5%, 8/01/27 ................................... 7,500,000 7,717,335
GO, 2019 E, Refunding, 5%, 8/01/34 ................................... 3,500,000 3,863,721
GO, 2021 C, 4%, 8/01/37 ............................................ 5,000,000 5,068,138
GO, 2023 A-1, 4%, 9/01/46 .......................................... 5,000,000 4,853,014
GO, A-1 2017 A, 5%, 8/01/29 ......................................... 10,000,000 10,563,568
Metropolitan Transportation Authority ,
b
Revenue, 2015 A-2, Mandatory Put, 5%, 5/15/30 .......................... 7,000,000 7,505,843
Revenue, 2016 A-2, Refunding, 5%, 11/15/25 ............................. 21,090,000 21,686,775
Revenue, 2016 B, Refunding, 5%, 11/15/34 .............................. 3,265,000 3,366,550
Revenue, 2017 B, Refunding, 5%, 11/15/26 .............................. 2,140,000 2,227,578
Revenue, 2017 C-1, Refunding, 5%, 11/15/31 ............................ 1,870,000 1,988,708
Revenue, 2017 C-1, Refunding, 4%, 11/15/37 ............................ 2,500,000 2,431,546
Revenue, 2020 A-1, AGMC Insured, 4%, 11/15/41 ......................... 5,545,000 5,459,340
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/27 1,000,000 1,053,544
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/28 1,000,000 1,071,086
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 3%, 1/01/46 7,000,000 5,377,692
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 3%, 3/01/36 .. 2,500,000 2,241,214
New York City Transitional Finance Authority ,
Future Tax Secured, Revenue, 2014 D-1, 5%, 2/01/27 ...................... 8,740,000 8,816,931
Future Tax Secured, Revenue, 2014 D-1, 5%, 2/01/28 ...................... 5,000,000 5,043,683
Future Tax Secured, Revenue, 2020 C, 4%, 5/01/37 ........................ 1,400,000 1,423,916
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27
2,340,000 1,995,753
New York State Dormitory Authority ,
Revenue, 2009 A, AGMC Insured, 5%, 10/01/24 ........................... 155,000 155,206
Revenue, 2014 E, 5%, 2/15/30 ........................................ 4,980,000 5,126,488
Revenue, 2014 E, Pre-Refunded, 5%, 2/15/30 ............................ 20,000 20,637
Northwell Health Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/01/29 .... 10,000,000 10,331,590
State of New York Personal Income Tax, Revenue, 2015 A, Refunding, 5%, 3/15/28 7,185,000 7,410,496
State of New York Personal Income Tax, Revenue, 2018 A, 5%, 3/15/32 ......... 9,995,000 11,016,558
State of New York Personal Income Tax, Revenue, 2018 A, Pre-Refunded, 5%,
3/15/32 ........................................................ 5,000 5,582
New York Transportation Development Corp. ,
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/34 ... 450,000 476,115
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/35 ... 400,000 420,940
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/36 ... 200,000 208,852
Port Authority of New York & New Jersey ,
Revenue, 2018, 5%, 11/01/39 ........................................ 3,000,000 3,160,140
Revenue, 221, 4%, 7/15/36 .......................................... 2,180,000 2,203,199
Revenue, 234, Refunding, 5.25%, 8/01/42 ............................... 2,500,000 2,731,736
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/28 ...... 1,300,000 1,398,807
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/30 ...... 2,900,000 3,199,443

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Troy Capital Resource Corp., (continued)
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/34 ...... $ 4,425,000 $ 4,828,192
158,507,216
North Carolina 0.1%
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien, 2020 A, 5%, 6/01/25 .............................. 125,000 127,875
Revenue, Senior Lien, 2020 A, 5%, 6/01/26 .............................. 300,000 310,945
Revenue, Senior Lien, 2020 A, 5%, 6/01/27 .............................. 450,000 472,709
Revenue, Senior Lien, 2020 A, 5%, 6/01/28 .............................. 500,000 531,700
Revenue, Senior Lien, 2020 A, 5%, 6/01/29 .............................. 350,000 376,554
Revenue, Senior Lien, 2020 A, 3.125%, 6/01/39 ........................... 410,000 382,004
2,201,787
North Dakota 0.2%
City of Grand Forks ,
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/29 .. 1,600,000 1,655,346
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/30 .. 1,600,000 1,663,893
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/31 .. 1,300,000 1,357,133
4,676,372
Ohio 1.4%
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 A-2 , 1 ,
Refunding , 4% , 6/01/48 ............................................. 11,765,000 10,450,340
Ohio Turnpike & Infrastructure Commission , Revenue , 1998 A , Refunding , NATL
Insured , 5.5% , 2/15/24 .............................................. 3,510,000 3,564,220
Ohio Water Development Authority ,
Revenue, 2019, 5%, 12/01/36 ........................................ 5,650,000 6,272,769
Water Pollution Control Loan Fund, Revenue, 2017 A, 5%, 12/01/31 ............ 10,000,000 10,798,104
State of Ohio ,
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 5%, 11/15/35 1,000,000 1,034,271
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/36 905,000 854,617
32,974,321
Oregon 2.6%
City of Portland , Water System , Revenue, Second Lien , 2013 A , Refunding , 5% ,
10/01/25 ........................................................ 5,000,000 5,004,160
Clackamas County School District No. 12 North Clackamas , GO , B , 5% , 6/15/32 ....
3,725,000 4,000,591
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/35 ...
5,240,000 5,435,369
Hillsboro School District No. 1J ,
GO, 2020, 4%, 6/15/36 ............................................. 2,605,000 2,661,536
GO, 2020, 4%, 6/15/38 ............................................. 4,575,000 4,605,879
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/34 1,100,000 1,203,013
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/35 800,000 867,684
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/36 1,300,000 1,399,340
Oregon State Facilities Authority ,
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/25 ....................................................... 425,000 433,462
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/26 ....................................................... 150,000 154,362
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/28 ....................................................... 325,000 341,096
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/29 ....................................................... 600,000 636,473
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/35 ....................................................... 275,000 288,415

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Oregon State Facilities Authority, (continued)
Willamette University, Revenue, 2021 A, Refunding, 4%, 10/01/51 ............. $ 2,000,000 $ 1,682,027
Salem Hospital Facility Authority ,
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/33 ....... 9,440,000 10,192,566
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/34 ....... 3,780,000 4,078,489
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/35 ....... 9,010,000 9,654,796
Salem-Keizer School District No. 24J , GO , 2020 C , 4% , 6/15/37 ................
5,620,000 5,731,783
c
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 2,405,000 2,381,867
60,752,908
Pennsylvania 3.9%
Allegheny County Hospital Development Authority , UPMC Obligated Group , Revenue ,
2019 A , Refunding , 5% , 7/15/34 ....................................... 5,000,000 5,451,276
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 2022, Refunding, 5%, 5/01/28 ................................. 600,000 621,077
Revenue, 2022, Refunding, 5%, 5/01/29 ................................. 600,000 623,975
Revenue, 2022, Refunding, 5%, 5/01/30 ................................. 700,000 730,557
Revenue, 2022, Refunding, 5%, 5/01/31 ................................. 675,000 706,037
City of Philadelphia ,
Water & Wastewater, Revenue, 2017 B, Refunding, 5%, 11/01/31 .............. 5,750,000 6,198,823
Water & Wastewater, Revenue, 2020 A, Refunding, 5%, 11/01/36 .............. 1,000,000 1,092,883
Water & Wastewater, Revenue, 2020 A, Refunding, 5%, 11/01/37 .............. 1,500,000 1,623,255
Water & Wastewater, Revenue, 2020 A, Refunding, 5%, 11/01/38 .............. 2,000,000 2,149,830
Water & Wastewater, Revenue, 2022 C, 5%, 6/01/39 ....................... 1,860,000 2,014,574
Water & Wastewater, Revenue, 2022 C, 5%, 6/01/40 ....................... 3,260,000 3,523,676
Commonwealth of Pennsylvania , GO, Second Series , 2013 , 5% , 10/15/26 .........
13,375,000 13,454,976
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/33 ..................... 2,100,000 2,315,954
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/34 ..................... 1,750,000 1,925,358
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/35 ..................... 1,450,000 1,584,434
UPMC Obligated Group, Revenue, 2023 B, Refunding, 4%, 5/15/40 ............ 2,525,000 2,450,932
UPMC Obligated Group, Revenue, 2023 B, Refunding, 4%, 5/15/41 ............ 2,375,000 2,295,534
UPMC Obligated Group, Revenue, 2023 B, Refunding, 4%, 5/15/42 ............ 2,815,000 2,706,434
b
Waste Management Obligated Group, Revenue, 2009, Mandatory Put, 0.95%,
12/01/26 ....................................................... 3,000,000 2,688,651
b
Waste Management, Inc., Revenue, 2017 A, Mandatory Put, 0.58%, 8/01/24 ..... 5,500,000 5,286,914
b
Waste Management, Inc., Revenue, 2021 B, Refunding, Mandatory Put, 1.1%,
11/02/26 ....................................................... 6,750,000 6,096,371
Pennsylvania Higher Educational Facilities Authority ,
Drexel University, Revenue, 2020 A, Refunding, AGMC Insured, 5%, 5/01/39 ..... 6,950,000 7,458,764
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
4%, 8/15/34 .................................................... 5,895,000 5,991,464
Pennsylvania State University (The) , Revenue , A , 5% , 9/01/30 .................
4,000,000 4,324,778
Philadelphia Authority for Industrial Development ,
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/30 ............ 100,000 102,316
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/40 ............ 300,000 299,148
Philadelphia Gas Works Co. ,
Revenue, 15th, Refunding, 5%, 8/01/30 ................................. 2,000,000 2,134,293
Revenue, 15th, Refunding, 5%, 8/01/31 ................................. 4,030,000 4,300,816
Redevelopment Authority of the City of Philadelphia , Revenue , 2021 A , BAM Insured ,
2.799% , 9/01/33 ................................................... 2,425,000 2,032,827
92,185,927
Rhode Island 0.1%
State of Rhode Island ,
GO, 2019 C, 4%, 1/15/34 ............................................ 1,520,000 1,565,146

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Rhode Island (continued)
State of Rhode Island, (continued)
GO, 2019 C, 4%, 1/15/35 ............................................ $ 600,000 $ 614,364
2,179,510
South Carolina 2.1%
c
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3.625% , 11/01/31 ............................... 1,000,000 841,886
South Carolina Jobs-Economic Development Authority ,
c
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 6,600,000 5,263,012
c
Revenue, 144A, 2021 A-2, 5.3%, 12/01/29 ............................... 1,805,000 1,583,751
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 7,400,000 5,883,132
c
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn., 6/01/37 11,000,000 7,262,171
Prisma Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 5/01/33 ...... 6,000,000 6,288,596
South Carolina Public Service Authority ,
Revenue, 2020 A, Refunding, 5%, 12/01/31 .............................. 2,355,000 2,561,063
Revenue, 2020 A, Refunding, 5%, 12/01/43 .............................. 15,000,000 15,598,335
Revenue, 2021 A, Refunding, 5%, 12/01/25 .............................. 1,000,000 1,034,168
Revenue, 2021 A, Refunding, 5%, 12/01/26 .............................. 750,000 786,037
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/24 .................................. 3,300,000 3,180,912
50,283,063
South Dakota 0.1%
County of Lincoln , Augustana College Association (The) , Revenue , 2021 A , Refunding ,
4% , 8/01/51 ...................................................... 1,500,000 1,201,002
South Dakota Health & Educational Facilities Authority , Presbyterian Retirement Village
of Rapid City, Inc. , Revenue , 2021 , Refunding , 3% , 9/01/41 .................. 1,150,000 860,969
2,061,971
Tennessee 3.1%
Chattanooga Health Educational & Housing Facility Board ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/31 1,500,000 1,607,389
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/34 1,000,000 1,064,156
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/35 1,250,000 1,321,291
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/36 1,000,000 982,618
b
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 21,895,000 23,098,509
b
Tennessee Energy Acquisition Corp. ,
Revenue, 2018, Mandatory Put, 4%, 11/01/25 ............................ 25,935,000 25,828,295
Revenue, 2021 A, Mandatory Put, 5%, 11/01/31 ........................... 4,795,000 5,010,397
Revenue, 2023 A-1, Refunding, Mandatory Put, 5%, 5/01/28 ................. 5,250,000 5,434,819
Tennessee State School Bond Authority , Revenue , 2015 B , 5% , 11/01/28 .........
8,180,000 8,509,450
72,856,924
Texas 5.4%
Abilene Convention Center Hotel Development Corp. , City of Abilene Abilene
Convention Center , Revenue, First Lien , 2021 A , 2.5% , 10/01/31 .............. 1,075,000 886,372
City of Austin , Water & Wastewater System , Revenue , 2012 , 5% , 11/15/27 ........
805,000 805,985
City of Dallas ,
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/30 ........ 1,500,000 1,628,518
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/31 ........ 2,500,000 2,713,974
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/32 ........ 1,000,000 1,083,707
City of El Paso ,
GO, 2020 A, Refunding, 4%, 8/15/35 ................................... 1,000,000 1,027,688
GO, 2020 A, Refunding, 4%, 8/15/36 ................................... 1,000,000 1,019,027
City of Houston ,
Combined Utility System, Revenue, First Lien, 2014 C, Refunding, 5%, 5/15/24 ... 5,000,000 5,079,290
Combined Utility System, Revenue, First Lien, 2016 B, Refunding, 5%, 11/15/36 .. 7,800,000 8,203,744

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of San Antonio , Electric & Gas Systems , Revenue , 2015 , Refunding , 5% , 2/01/27
$ 10,415,000 $ 10,911,616
Clifton Higher Education Finance Corp. , Southwestern University , Revenue , 2022 , 4% ,
8/15/42 ......................................................... 10,535,000 9,979,547
Conroe Local Government Corp. ,
Conroe Convention Center Hotel, Revenue, First Lien, 2021 A, 2.5%, 10/01/31 .... 500,000 417,106
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/30 .... 100,000 111,949
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/31 .... 60,000 67,735
County of Harris ,
Toll Road, Revenue, Senior Lien, 2018 A, Refunding, 5%, 8/15/32 ............. 2,500,000 2,721,639
Toll Road, Revenue, Senior Lien, 2018 A, Refunding, 5%, 8/15/33 ............. 2,500,000 2,714,924
Dallas Fort Worth International Airport ,
Revenue, 2013 D, Refunding, 5.25%, 11/01/27 ............................ 5,000,000 5,034,745
Revenue, 2013 D, Refunding, 5.25%, 11/01/28 ............................ 2,100,000 2,115,349
Ector County Hospital District ,
GO, 2020, Refunding, 5%, 9/15/29 ..................................... 800,000 839,640
GO, 2020, Refunding, 5%, 9/15/30 ..................................... 745,000 787,752
GO, 2020, Refunding, 5%, 9/15/31 ..................................... 450,000 473,180
GO, 2020, Refunding, 5%, 9/15/32 ..................................... 600,000 630,347
GO, 2020, Refunding, 5%, 9/15/33 ..................................... 650,000 681,981
GO, 2020, Refunding, 4%, 9/15/34 ..................................... 650,000 635,699
GO, 2020, Refunding, 4%, 9/15/35 ..................................... 700,000 670,554
Kaufman County Fresh Water Supply District No. 1-D ,
GO, 2021, 2%, 9/01/28 ............................................. 155,000 133,636
GO, 2021, 2%, 9/01/29 ............................................. 155,000 131,333
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/34 200,000 173,232
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/35 225,000 212,292
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/36 250,000 230,949
c
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ 3,975,000 2,953,674
Lower Colorado River Authority ,
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/27 ..... 2,000,000 2,144,398
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/29 ..... 2,000,000 2,220,486
North Texas Tollway Authority , North Texas Tollway System , Revenue, First Tier , A ,
Refunding , 4% , 1/01/33 ............................................. 5,000,000 5,055,551
Northwest Independent School District , GO , 2015 A , Pre-Refunded , PSF Guaranty , 5% ,
2/15/28 ......................................................... 4,815,000 4,956,881
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-1 , 4.5% , 12/01/37 ........... 12,000,000 9,575,347
San Antonio Education Facilities Corp. ,
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/37 ...... 635,000 583,232
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/39 ...... 2,435,000 2,181,530
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/40 ...... 2,000,000 1,771,117
San Antonio Water System ,
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/24 ...................... 1,500,000 1,511,636
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/26 ...................... 2,200,000 2,215,942
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/28 ...................... 2,000,000 2,014,493
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/29 ...................... 1,000,000 1,007,246
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue, 2021, Refunding, 5%, 12/15/27 ................................ 1,000,000 1,019,545
Revenue, 2021, Refunding, 5%, 12/15/30 ................................ 10,000,000 10,362,053
Texas Water Development Board , State Water Implementation Revenue Fund for
Texas , Revenue , 2017 A , 5% , 10/15/31 ................................. 12,585,000 13,606,465
c
Town of Little Elm , Valencia Public Improvement District , Special Assessment , 144A,
2021 , 2.875% , 9/01/31 .............................................. 281,000 232,870
Westside 211 Special Improvement District ,
GO, Sub. Lien, 2021, 2%, 8/15/29 ..................................... 290,000 253,509
GO, Sub. Lien, 2021, 2.25%, 8/15/31 ................................... 300,000 256,236

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Westside 211 Special Improvement District, (continued)
GO, Sub. Lien, 2021, 3%, 8/15/33 ..................................... $ 315,000 $ 281,334
GO, Sub. Lien, 2021, 3%, 8/15/35 ..................................... 335,000 289,540
GO, Sub. Lien, 2021, 3%, 8/15/37 ..................................... 355,000 289,721
126,906,316
Utah 0.1%
City of Lehi , Franchise & Sales Tax , Revenue , 2021 , AGMC Insured , 4% , 2/01/48 ...
3,000,000 2,726,419
Utah Infrastructure Agency , Revenue , 2021 , 4% , 10/15/35 .....................
400,000 362,256
3,088,675
Virginia 1.7%
City of Richmond , Public Utility , Revenue , 2016 A , Refunding , 5% , 1/15/32 ........
10,000,000 10,443,543
Virginia Public Building Authority ,
Revenue, B, 4%, 8/01/29 ............................................ 9,605,000 9,863,468
Revenue, B, Pre-Refunded, 4%, 8/01/29 ................................ 3,530,000 3,630,909
Virginia Public School Authority , Revenue , 2014 C , 5% , 8/01/27 .................
4,460,000 4,553,224
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
1/01/32 ........................................................ 2,500,000 2,477,287
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
7/01/32 ........................................................ 2,000,000 1,979,835
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
5%, 1/01/35 .................................................... 3,000,000 3,194,002
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
4%, 1/01/36 .................................................... 3,000,000 2,865,377
39,007,645
Washington 4.5%
City of Seattle ,
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/24 .............. 5,230,000 5,316,901
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/26 .............. 2,995,000 3,039,072
Municipal Light & Power, Revenue, 2017 C, Refunding, 4%, 9/01/34 ............ 5,300,000 5,451,640
County of King ,
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/25 ......................... 1,200,000 1,221,243
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/26 ......................... 1,200,000 1,221,756
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/27 ......................... 1,900,000 1,934,243
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/28 ......................... 3,050,000 3,103,993
Energy Northwest ,
Bonneville Power Administration, Revenue, 2019 A, Refunding, 5%, 7/01/35 ...... 7,000,000 7,757,483
Bonneville Power Administration, Revenue, A, Refunding, 5%, 7/01/24 .......... 1,250,000 1,273,063
Everett Housing Authority , Revenue , 2022 , Refunding , 4% , 7/01/37 ..............
9,420,000 8,820,854
Port of Seattle , Revenue , 2018 A , 5% , 5/01/38 .............................
5,000,000 5,115,365
Seattle Housing Authority , Yesler Block 7.3 LLLP , Revenue , 2021 , 1% , 6/01/25 .....
7,225,000 6,835,011
State of Washington ,
GO, 2017 D, 5%, 2/01/31 ............................................ 5,480,000 5,861,502
GO, 2017 D, 5%, 2/01/32 ............................................ 10,000,000 10,692,584
Washington Health Care Facilities Authority ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/35 1,370,000 1,448,135
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/30 2,800,000 3,006,635
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/31 3,700,000 3,964,894
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/32 1,500,000 1,602,694
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/33 1,395,000 1,489,133
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/34 1,225,000 1,303,591
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/35 1,250,000 1,321,291
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/36 5,125,000 5,381,540

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Washington Health Care Facilities Authority, (continued)
Fred Hutchinson Cancer Center Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/38 ........................................................ $ 1,000,000 $ 1,060,428
Fred Hutchinson Cancer Center Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/39 ........................................................ 1,000,000 1,056,765
Fred Hutchinson Cancer Center Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/40 ........................................................ 1,000,000 1,053,035
c
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 3%,
12/01/35 ....................................................... 440,000 388,187
Overlake Hospital Medical Center Obligated Group, Revenue, B, Refunding, 5%,
7/01/30 ........................................................ 1,000,000 1,001,921
Overlake Hospital Medical Center Obligated Group, Revenue, B, Refunding, 5%,
7/01/31 ........................................................ 1,925,000 1,928,935
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/31 ........................................................ 2,250,000 2,341,374
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/32 ........................................................ 1,605,000 1,662,949
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/35 ........................................................ 2,400,000 2,444,166
Washington State Housing Finance Commission ,
Revenue, 2021-1, A, 3.5%, 12/20/35 ................................... 6,796,267 6,221,121
c
Madison at Rivers Edge Apartments LLC, Revenue, 144A, 2021 B, 5.3%, 1/01/30 . 1,300,000 1,136,059
107,457,563
Wisconsin 2.2%
City of Milwaukee , Sewerage System , Revenue , 2021 S-2 , Refunding , 3% , 6/01/46 ..
4,600,000 3,380,063
Public Finance Authority ,
2017 IAVF Rubix LLC, Revenue, 2020 A, 3.5%, 12/01/32 .................... 1,405,000 1,189,937
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 A, 4%,
11/15/37 ....................................................... 600,000 526,345
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/46 ........................................................ 1,100,000 895,090
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/29 .......... 285,000 275,407
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/30 .......... 200,000 192,208
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/31 .......... 200,000 190,949
EMU Campus Living LLC, Revenue, 2022 A-1, BAM Insured, 5.375%, 7/01/47 .... 7,000,000 7,566,884
c
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 13,400,000 13,381,027
c
Hope Housing Foundation Obligated Group, Revenue, 144A, 2022 A, 3.8%, 12/01/37 5,600,000 4,492,971
c
Hope Housing Foundation Obligated Group, Revenue, 144A, 2022 B, 5.75%,
12/01/27 ....................................................... 1,775,000 1,693,291
Renown Regional Medical Center, Revenue, 2020 A, Refunding, 4%, 6/01/35 ..... 2,100,000 2,017,073
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/27 ........................................... 195,000 188,068
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/28 ........................................... 250,000 238,752
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/29 ........................................... 320,000 302,467
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/30 ........................................... 265,000 247,804
b,c
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-1, Mandatory Put,
3.5%, 12/01/35 .................................................. 9,700,000 7,810,804
Wisconsin Health & Educational Facilities Authority ,
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/34 ........................................ 600,000 613,915
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/35 ........................................ 1,000,000 1,018,215

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, (continued)
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/36 ........................................ $ 600,000 $ 606,456
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/37 ........................................ 600,000 602,119
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/28 .................................................... 375,000 352,336
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/29 .................................................... 390,000 360,606
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/30 .................................................... 405,000 368,889
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/37 .................................................... 1,460,000 1,186,606
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/41 ...... 1,650,000 1,347,691
51,045,973
U.S. Territories 0.7%
District of Columbia 0.6%
District of Columbia , Income Tax , Revenue , 2019 A , 5% , 3/01/33 ................
3,000,000 3,380,910
Washington Metropolitan Area Transit Authority ,
Revenue, 2017 B, 5%, 7/01/31 ........................................ 5,000,000 5,369,612
Revenue, 2017 B, 5%, 7/01/32 ........................................ 5,750,000 6,155,581
14,906,103
Puerto Rico 0.1%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.5% , 7/01/29 .................
1,000,000 1,032,694
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/27 .. 450,000 469,979
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/30 .. 550,000 596,603
2,099,276
Total U.S. Territories .................................................................... 17,005,379
Total Municipal Bonds (Cost $2,384,821,547) ...................................
2,284,629,360
Total Long Term Investments (Cost $2,442,424,860) .............................
2,334,522,633
a
a a a a
Short Term Investments 0.5%
Municipal Bonds 0.5%
New York 0.2%
f
City of New York , GO , 2020 B-3 , Daily VRDN and Put , 3.61% , 10/01/46 ...........
1,900,000 1,900,000
f
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 3.85% , 1/01/34 1,600,000 1,600,000
f
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
BB-1A , SPA State Street Bank & Trust Co. , Daily VRDN and Put , 3.98% , 6/15/49 .. 1,400,000 1,400,000
4,900,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 196 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Ohio 0.3%
f
County of Allen Hospital Facilities , Bon Secours Mercy Health, Inc. , Revenue , 2010 C ,
LOC Bank of Montreal , Daily VRDN and Put , 3.98% , 6/01/34 ................. $ 6,500,000 $ 6,500,000
Total Municipal Bonds (Cost $11,400,000) ......................................
11,400,000
Total Short Term Investments (Cost $11,400,000 ) ................................
11,400,000
a
Total Investments (Cost $2,453,824,860) 99.3% ..................................
$2,345,922,633
Other Assets, less Liabilities 0.7% .............................................
15,815,950
Net Assets 100.0% ...........................................................
$2,361,738,583
a
See Note 3 regarding investments in affiliated management investment companies.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2023, the aggregate value of these securities was $144,424,396, representing 6.1% of net assets.
d
The coupon rate shown represents the rate at period end.
e
Security purchased on a when-issued basis.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2023
Franklin Federal Limited-Term Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Management Investment Companies 3.7%
Capital Markets 3.7%
a
Franklin Municipal Green Bond ETF ..................................... 1,550,000 $ 36,564,810
Total Management Investment Companies (Cost $39,888,825) ....................
36,564,810
Principal
Amount
a a a a
Senior Floating Rate Interests 4.4%
Real Estate Management & Development 3.1%
b
Baytown Leased Housing Associates II LP , Project Term Loan , 12.237% , ( 1-month USD
LIBOR + 2.251% ), 8/01/40 ........................................... $ 25,110,000 25,731,026
b,c
TBG Hillcrest Senior II LP , Delayed Draw Term Loan , 6.374% , ( 1-month USD LIBOR +
1.55% ), 1/01/38 ................................................... 4,875,774 4,975,398
30,706,424
a a a a a
Residential REITs 1.3%
b,c
Centennial Gardens LP , Delayed Draw Term Loan , 5.579% , ( 1-month USD LIBOR +
1.55% ), 1/08/24 ................................................... 12,166,852 12,380,393
Total Senior Floating Rate Interests (Cost $42,152,625) ..........................
43,086,817
Municipal Bonds 91.4%
Alabama 7.5%
Black Belt Energy Gas District ,
d
Revenue, 2019 A-1, Mandatory Put, 4%, 12/01/25 ......................... 11,675,000 11,612,071
Revenue, 2021 A, Refunding, 4%, 6/01/23 ............................... 400,000 400,000
Revenue, 2021 A, Refunding, 4%, 6/01/24 ............................... 400,000 399,230
d
Revenue, 2021 C-1, Mandatory Put, 4%, 12/01/26 ......................... 10,000,000 9,892,028
d
Revenue, 2022 C-1, Mandatory Put, 5.25%, 6/01/29 ........................ 4,285,000 4,477,511
d
Revenue, 2022 E, Mandatory Put, 5%, 6/01/28 ............................ 4,000,000 4,183,458
d
Revenue, 2023 B-2, Mandatory Put, 5.25%, 12/01/30 ....................... 2,000,000 2,149,735
d
Industrial Development Board of the City of Mobile Alabama ,
Alabama Power Co., Revenue, 2007 A, Mandatory Put, 1%, 6/26/25 ........... 4,000,000 3,775,399
Alabama Power Co., Revenue, 2008, Mandatory Put, 2.9%, 12/12/23 ........... 7,550,000 7,504,786
d
Southeast Alabama Gas Supply District (The) , Revenue , 2018 A , Mandatory Put , 4% ,
6/01/24 ......................................................... 10,895,000 10,881,323
Southeast Energy Authority A Cooperative District ,
Revenue, 2021 A, 4%, 10/01/23 ....................................... 450,000 449,747
Revenue, 2021 A, 4%, 10/01/24 ....................................... 725,000 724,065
d
Revenue, 2022 B-1, Mandatory Put, 5%, 8/01/28 .......................... 14,560,000 15,081,999
Special Care Facilities Financing Authority of the City of Pell City Alabama ,
Noland Obligated Group, Revenue, 2021 A, Refunding, 5%, 12/01/24 ........... 1,500,000 1,520,693
Noland Obligated Group, Revenue, 2021 A, Refunding, 5%, 12/01/26 ........... 1,030,000 1,072,262
74,124,307
Alaska 1.0%
Borough of Matanuska-Susitna , State of Alaska Department of Administration ,
Revenue , 2015 , Refunding , 5.25% , 9/01/29 .............................. 10,000,000 10,327,305
Arizona 2.0%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/24 ....................................................... 1,000,000 1,000,325
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/25 ....................................................... 1,000,000 1,004,764
KIPP NYC Public Charter Schools, Revenue, 2021 C, 1.8%, 7/01/24 ........... 450,000 429,465

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
d
Maricopa County Industrial Development Authority , HonorHealth Obligated Group ,
Revenue , 2019 C , Mandatory Put , 4.21% , ( SIFMA Municipal Swap Index + 0.8% ),
9/01/24 ......................................................... $ 17,000,000 $ 16,965,801
19,400,355
California 5.4%
California Community Choice Financing Authority ,
Revenue, 2021 B-1, 4%, 8/01/25 ...................................... 535,000 536,208
Revenue, 2021 B-1, 4%, 2/01/26 ...................................... 850,000 852,462
Revenue, 2021 B-1, 4%, 8/01/26 ...................................... 325,000 326,384
Revenue, 2021 B-1, 4%, 8/01/27 ...................................... 400,000 402,493
Revenue, 2021 B-1, 4%, 2/01/28 ...................................... 375,000 377,595
Revenue, 2021 B-1, 4%, 8/01/28 ...................................... 470,000 473,457
d
Revenue, 2023 C, Mandatory Put, 5.25%, 10/01/31 ........................ 4,245,000 4,440,126
e
California Community Housing Agency , Aster Apartments , Revenue, Junior Lien , 144A,
2021 A-2 , 4% , 2/01/43 .............................................. 3,090,000 2,527,364
California County Tobacco Securitization Agency , Revenue, Senior Lien , 2020 A ,
Refunding , 4% , 6/01/23 ............................................. 400,000 400,000
California Educational Facilities Authority , University of San Diego , Revenue , 1999 ,
AMBAC Insured , Zero Cpn., 10/01/23 ................................... 1,120,000 1,106,853
d
California Health Facilities Financing Authority , Providence St. Joseph Health Obligated
Group , Revenue , 2016 B-3 , Refunding , Mandatory Put , 2% , 10/01/25 ........... 13,340,000 12,799,487
d,e
California Infrastructure & Economic Development Bank , DesertXpress Enterprises
LLC , Revenue , 144A, 2020 A , Mandatory Put , 3.65% , 1/31/24 ................ 7,500,000 7,474,039
d,e
California Municipal Finance Authority , Farmdale NOHO LP , Revenue , 144A, 2022 A ,
Mandatory Put , 4.5% , 6/30/23 ........................................ 13,060,000 13,059,444
California Statewide Communities Development Authority ,
d
Southern California Edison Co., Revenue, D, Refunding, Mandatory Put, 2.625%,
12/01/23 ....................................................... 3,000,000 2,968,597
Viamonte Senior Living 1, Inc., Revenue, 2018 B-3, California Mortgage Insured, 3%,
7/01/27 ........................................................ 3,500,000 3,500,185
Stockton Unified School District , GO , 2016 , Refunding , 5% , 8/01/23 .............
2,055,000 2,059,472
53,304,166
Colorado 1.7%
Colorado Health Facilities Authority , CommonSpirit Health Obligated Group , Revenue ,
2022 A , 5% , 11/01/29 ............................................... 900,000 969,205
Fort Carson Family Housing LLC , Revenue , 1999 , NATL Insured , 7.86% , 11/15/29 ..
12,955,000 14,198,162
Regional Transportation District ,
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 1/15/24 ........ 400,000 401,321
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 7/15/24 ........ 300,000 302,029
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 1/15/25 ........ 325,000 328,548
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 7/15/25 ........ 400,000 409,058
16,608,323
Connecticut 0.0%
†
Connecticut State Health & Educational Facilities Authority ,
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/23 ... 175,000 175,090
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/24 ... 175,000 176,539
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/25 ... 170,000 173,320
524,949
Delaware 0.5%
d
Delaware State Economic Development Authority , NRG Energy, Inc. , Revenue , 2020 A ,
Refunding , Mandatory Put , 1.25% , 10/01/25 .............................. 5,000,000 4,537,618

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida 2.5%
Centre Lake Community Development District , Special Assessments , Special
Assessment , 2021 , 2.75% , 5/01/24 .................................... $ 215,000 $ 211,531
City of Pompano Beach , John Knox Village of Florida, Inc. Obligated Group , Revenue ,
2021 B-2 , 1.45% , 1/01/27 ............................................ 2,000,000 1,760,201
County of Escambia , Florida Power & Light Co. , Revenue , 2003 , Refunding , 2.6% ,
6/01/23 ......................................................... 5,000,000 5,000,000
Florida Municipal Power Agency , All-Requirements Power Supply Project , Revenue ,
2017 A , Refunding , 5% , 10/01/25 ...................................... 1,000,000 1,038,632
Jacksonville Transportation Authority ,
Revenue, Senior Lien, 2020, 5%, 8/01/23 ................................ 1,720,000 1,724,258
Revenue, Senior Lien, 2020, 5%, 8/01/24 ................................ 1,805,000 1,840,027
Revenue, Senior Lien, 2020, 5%, 8/01/25 ................................ 1,800,000 1,867,978
Revenue, Senior Lien, 2020, 5%, 8/01/26 ................................ 1,940,000 2,054,139
d,e
Leon County Housing Finance Authority , Revenue , 144A, 2022 A-2 , Mandatory Put ,
6.5% , 5/01/25 .................................................... 2,750,000 2,654,143
Middleton Community Development District A , Special Assessment , 2022 , 5.2% ,
5/01/27 ......................................................... 500,000 503,222
Pinellas County School Board , Revenue , 2022 , 4% , 6/30/23 ...................
4,750,000 4,750,349
Poitras East Community Development District , Special Assessment , 2023 , 4% , 5/01/28
300,000 296,435
River Hall Community Development District ,
Special Assessment, 2021 A-1, Refunding, 3%, 5/01/24 ..................... 230,000 227,052
Special Assessment, 2021 A-1, Refunding, 3%, 5/01/25 ..................... 180,000 175,174
Special Assessment, 2021 A-1, Refunding, 3%, 5/01/26 ..................... 220,000 211,130
24,314,271
Georgia 4.8%
City of Atlanta ,
Department of Aviation, Revenue, 2020 A, Refunding, 5%, 7/01/24 ............. 2,500,000 2,543,990
Department of Aviation, Revenue, 2020 A, Refunding, 5%, 7/01/25 ............. 1,500,000 1,553,256
d
Development Authority of Burke County (The) , Georgia Power Co. , Revenue , 4th 1995 ,
Mandatory Put , 3.8% , 5/21/26 ........................................ 3,000,000 2,988,578
d
Development Authority of Monroe County (The) ,
Georgia Power Co., Revenue, First Series, 2009, Refunding, Mandatory Put, 1%,
8/21/26 ........................................................ 2,000,000 1,765,426
Georgia Power Co., Revenue, Second Series, 2006, Refunding, Mandatory Put,
3.875%, 3/06/26 ................................................. 3,500,000 3,494,134
Main Street Natural Gas, Inc. ,
d
Revenue, 2018 A, Mandatory Put, 4%, 9/01/23 ............................ 10,025,000 10,029,940
d
Revenue, 2021 A, Mandatory Put, 4%, 9/01/27 ............................ 3,250,000 3,236,529
Revenue, 2021 C, 4%, 12/01/23 ....................................... 725,000 724,716
Revenue, 2021 C, 4%, 12/01/24 ....................................... 735,000 733,403
d
Revenue, 2022 A, Mandatory Put, 4%, 12/01/29 ........................... 4,500,000 4,447,763
d,e
Revenue, 144A, 2022 C, Mandatory Put, 4%, 11/01/27 ...................... 15,000,000 14,460,195
Private Colleges & Universities Authority ,
Mercer University, Revenue, 2021, Refunding, 5%, 10/01/23 ................. 300,000 301,209
Mercer University, Revenue, 2021, Refunding, 5%, 10/01/24 ................. 400,000 407,103
Mercer University, Revenue, 2021, Refunding, 5%, 10/01/25 ................. 425,000 438,714
47,124,956
Hawaii 1.7%
University of Hawaii ,
Revenue, 2020 B, Refunding, 5%, 10/01/24 .............................. 3,440,000 3,511,435
Revenue, 2020 B, Refunding, 5%, 10/01/25 .............................. 3,440,000 3,571,326
Revenue, 2020 B, Refunding, 5%, 10/01/26 .............................. 2,865,000 3,032,533
Revenue, 2020 D, Refunding, 5%, 10/01/24 .............................. 600,000 612,459
Revenue, 2020 D, Refunding, 5%, 10/01/25 .............................. 1,725,000 1,790,854

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Hawaii (continued)
University of Hawaii, (continued)
Revenue, 2020 D, Refunding, 5%, 10/01/26 .............................. $ 4,360,000 $ 4,614,954
17,133,561
Illinois 8.7%
Chicago Board of Education , GO , 2018 A , Refunding , AGMC Insured , 5% , 12/01/23 .
1,000,000 1,003,698
Chicago Park District ,
GO, 2020 F-2, Refunding, 5%, 1/01/25 .................................. 350,000 357,355
GO, 2020 F-2, Refunding, 5%, 1/01/26 .................................. 500,000 515,528
GO, 2020 F-2, Refunding, 5%, 1/01/27 .................................. 550,000 574,727
Chicago Transit Authority Capital Grant Receipts , Revenue , 2021 , Refunding , 5% ,
6/01/24 ......................................................... 1,425,000 1,440,477
City of Chicago ,
GO, 2015 C, Refunding, 5%, 1/01/25 ................................... 1,900,000 1,936,938
GO, 2020 A, Refunding, 5%, 1/01/28 ................................... 3,100,000 3,267,909
City of Moline ,
GO, 2021 C, AGMC Insured, 0.702%, 12/01/23 ........................... 1,175,000 1,147,621
GO, 2021 C, AGMC Insured, 1.151%, 12/01/24 ........................... 580,000 545,772
GO, 2021 C, AGMC Insured, 1.439%, 12/01/25 ........................... 925,000 849,662
County of Cook , Sales Tax , Revenue , 2021 A , Refunding , 5% , 11/15/29 ...........
845,000 929,240
Illinois Finance Authority ,
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/27 ......... 2,810,000 2,584,092
d
Field Museum of Natural History, Revenue, 2019, Refunding, Mandatory Put,
4.742%, 9/01/25 ................................................. 3,695,000 3,677,053
Lifespace Communities, Inc. Obligated Group, Revenue, 2015 A, Refunding, 5%,
5/15/27 ........................................................ 590,000 554,675
d
OSF Healthcare System Obligated Group, Revenue, 2020 B-1, Refunding,
Mandatory Put, 5%, 11/15/24 ....................................... 1,250,000 1,260,570
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 3% , 6/15/24 ..
2,500,000 2,471,125
Railsplitter Tobacco Settlement Authority , Revenue , 2017 , 5% , 6/01/26 ...........
2,000,000 2,092,040
State of Illinois ,
GO, 2010-4, AGMC Insured, 6.875%, 7/01/25 ............................ 750,000 762,859
GO, 2016, Refunding, 5%, 2/01/25 ..................................... 10,000,000 10,209,277
GO, 2016, Refunding, 5%, 2/01/29 ..................................... 750,000 790,834
GO, 2017 C, 5%, 11/01/29 ........................................... 2,000,000 2,128,138
GO, 2017 D, 5%, 11/01/27 ........................................... 5,025,000 5,362,150
GO, 2018 A, 6%, 5/01/25 ............................................ 6,000,000 6,256,944
GO, 2018 A, Refunding, 5%, 10/01/29 .................................. 375,000 404,562
GO, 2018 B, Refunding, 5%, 10/01/31 .................................. 625,000 669,587
GO, 2019 B, 5%, 11/01/30 ........................................... 375,000 410,269
GO, 2021 A, 5%, 3/01/25 ............................................ 5,300,000 5,417,113
GO, 2022 B, Refunding, 5%, 3/01/24 ................................... 2,500,000 2,522,243
Sales Tax, Revenue, 2021 A, 4%, 6/15/24 ............................... 5,000,000 5,021,715
Sales Tax, Revenue, 2021 A, 4%, 6/15/27 ............................... 1,500,000 1,532,369
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/23 ............. 3,000,000 2,999,977
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/24 ............. 3,300,000 3,335,968
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/25 ............. 2,000,000 2,055,118
University of Illinois , Auxiliary Facilities System , Revenue , 2021 A , Refunding , 3% ,
4/01/25 ......................................................... 11,660,000 11,403,728
86,491,333
Indiana 1.4%
e
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 B , 4.75% , 8/01/24 1,560,000 1,488,694
Indiana Finance Authority ,
Greencroft Goshen Obligated Group, Revenue, 2021 B, Refunding, 3.25%, 11/15/23 195,000 191,085
f
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/23 .. 1,000,000 996,416
f
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/24 .. 1,000,000 982,360

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Indiana (continued)
Indiana Finance Authority, (continued)
f
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/25 .. $ 1,000,000 $ 968,050
Indianapolis Power & Light Co., Revenue, 2021 B, Refunding, 0.65%, 8/01/25 .... 4,500,000 4,100,455
d
Southern Indiana Gas & Electric Co., Revenue, 2013 E, Refunding, Mandatory Put,
3.55%, 8/01/28 .................................................. 5,000,000 4,909,338
13,636,398
Iowa 1.1%
Des Moines Independent Community School District , Sales Services & Use Tax ,
Revenue , 2018 , AGMC Insured , 3% , 6/01/29 ............................. 9,300,000 9,213,384
d
Iowa Finance Authority , Lifespace Communities, Inc. Obligated Group , Revenue , 2021
B , Refunding , Mandatory Put , 4.092% , ( SOFR + 0.55% ), 5/15/26 .............. 1,500,000 1,357,455
10,570,839
Kansas 0.2%
Reno County Unified School District No. 308 Hutchinson , GO , 2019 , Refunding , 5% ,
9/01/27 ......................................................... 1,575,000 1,695,286
Kentucky 3.5%
County of Trimble , Louisville Gas and Electric Co. , Revenue , 2001 A , Refunding ,
0.625% , 9/01/26 ................................................... 3,375,000 2,999,765
Eastern Kentucky University ,
Revenue, 2021 A, Refunding, 3.25%, 10/01/23 ............................ 1,080,000 1,077,390
Revenue, 2021 A, Refunding, 3.5%, 10/01/24 ............................. 1,120,000 1,117,837
Revenue, 2021 A, Refunding, 3.5%, 10/01/25 ............................. 1,155,000 1,141,640
Revenue, 2021 A, Refunding, 4%, 10/01/26 .............................. 1,205,000 1,227,409
Revenue, 2021 A, Refunding, 4%, 10/01/27 .............................. 1,255,000 1,289,469
Revenue, 2021 A, Refunding, 4%, 10/01/28 .............................. 1,305,000 1,347,372
d
Kentucky Public Energy Authority ,
Revenue, 2020 A, Mandatory Put, 4%, 6/01/26 ............................ 10,000,000 9,967,525
Revenue, 2022 A-2, Mandatory Put, 4.59%, 8/01/30 ........................ 14,125,000 13,378,915
e
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 B , 6.75% , 5/01/25 ................................ 1,360,000 1,314,559
34,861,881
Louisiana 4.7%
City of New Orleans ,
Sewerage Service, Revenue, 2020 B, 5%, 6/01/26 ......................... 450,000 470,578
Sewerage Service, Revenue, 2020 B, 5%, 6/01/27 ......................... 600,000 638,316
Sewerage Service, Revenue, 2020 B, 5%, 6/01/28 ......................... 550,000 594,797
d
Lake Charles Harbor & Terminal District , Big Lake Fuels LLC , Revenue , 2021 ,
Mandatory Put , 1% , 12/01/24 ......................................... 10,000,000 9,415,972
e
Louisiana Local Government Environmental Facilities & Community Development
Authority , Invest in Americas Veterans Foundation Louisiana, Inc. , Revenue , 144A,
2020 A , Refunding , 2.75% , 12/01/25 ................................... 617,000 592,051
Louisiana Public Facilities Authority ,
Loyola University New Orleans, Revenue, 2021, Refunding, 5%, 10/01/25 ....... 250,000 255,145
d
Ochsner Clinic Foundation Obligated Group, Revenue, 2020 B, Refunding,
Mandatory Put, 5%, 5/15/25 ........................................ 7,500,000 7,654,960
Louisiana Stadium & Exposition District ,
Revenue, 2020, 5%, 7/03/23 ......................................... 4,650,000 4,653,937
e
Revenue, 144A, 2022 A, 1.872%, 7/03/23 ............................... 3,000,000 2,986,564
d
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-1 , Refunding ,
Mandatory Put , 2.125% , 7/01/24 ...................................... 17,100,000 16,733,983
d
State of Louisiana , Gasoline & Fuels Tax , Revenue, Second Lien , 2022 A , Refunding ,
Mandatory Put , 4.042% , ( SOFR + 0.5% ), 5/01/26 .......................... 2,950,000 2,879,958
46,876,261

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland 2.4%
City of Baltimore , GO , 2017 B , Refunding , 5% , 10/15/25 ......................
$ 5,000,000 $ 5,216,760
City of Cumberland ,
GO, 2021, Refunding, AGMC Insured, 5%, 6/01/24 ......................... 395,000 401,383
GO, 2021, Refunding, AGMC Insured, 5%, 6/01/25 ......................... 455,000 469,625
Maryland Economic Development Corp. , Purple Line Transit Partners LLC , Revenue ,
2022 A , 5% , 11/12/28 ............................................... 10,000,000 10,242,036
d
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2020 B-2 , Refunding , Mandatory Put ,
5% , 7/01/27 ...................................................... 5,110,000 5,348,479
State of Maryland , GO , 2017 B , Refunding , 5% , 8/01/26 ......................
30,000 31,858
Town of Chestertown ,
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/26 ............... 1,035,000 1,051,900
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/27 ............... 1,215,000 1,244,073
24,006,114
Massachusetts 1.6%
d
Massachusetts Development Finance Agency ,
Mass General Brigham, Inc., Revenue, 2017 S-4, Refunding, Mandatory Put, 5%,
1/25/24 ........................................................ 5,000,000 5,041,563
President & Trustees of Williams College, Revenue, 2011 N, Mandatory Put, 0.45%,
7/01/25 ........................................................ 1,000,000 923,576
Massachusetts Housing Finance Agency , Revenue , 2022 C-3 , FHA Insured , 4% ,
6/01/26 ......................................................... 10,000,000 10,104,739
16,069,878
Michigan 0.9%
Michigan Finance Authority , Henry Ford Health System Obligated Group , Revenue ,
2016 , Refunding , 5% , 11/15/27 ....................................... 2,000,000 2,074,553
d
Michigan Strategic Fund ,
Consumers Energy Co., Revenue, 2005, Mandatory Put, 0.875%, 10/08/26 ...... 4,350,000 3,867,697
Waste Management of Michigan, Inc., Revenue, 2001, Mandatory Put, 0.58%,
8/01/24 ........................................................ 3,300,000 3,172,148
9,114,398
Minnesota 3.6%
d
City of Columbia Heights , 42 Central LP , Revenue , 2022 A , Mandatory Put , 2.7% ,
7/01/24 ......................................................... 1,000,000 985,061
Dakota County Community Development Agency ,
g
Eagan AH I LLLP, Revenue, 2020, 4.125%, 6/01/24 ........................ 4,000,000 3,998,681
d
Eagan AH I LLLP, Revenue, 2020, Mandatory Put, 0.35%, 6/01/23 ............. 6,000,000 6,000,000
Farmington Independent School District No. 192 , GO , 2015 C , Refunding , 5% , 2/01/24
6,065,000 6,132,350
Minnesota Higher Education Facilities Authority ,
University of St. Thomas, Revenue, 2019, 5%, 10/01/26 ..................... 1,000,000 1,050,068
University of St. Thomas, Revenue, 2019, 5%, 10/01/27 ..................... 1,000,000 1,068,497
d
Minnesota Municipal Gas Agency ,
Revenue, 2022 A, Mandatory Put, 4%, 12/01/27 ........................... 8,785,000 8,851,203
Revenue, 2022 B, Mandatory Put, 4.39%, 12/01/27 ........................ 8,000,000 7,781,598
35,867,458
Mississippi 0.3%
d
Mississippi Business Finance Corp. , Waste Management, Inc. , Revenue , 2004 ,
Mandatory Put , 0.7% , 9/01/26 ........................................ 2,500,000 2,239,052
Mississippi Home Corp. ,
e
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 2.75%, 6/01/26 255,158 241,689

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Mississippi (continued)
Mississippi Home Corp., (continued)
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
2.9%, 6/01/26 ................................................... $ 72,598 $ 69,070
2,549,811
Missouri 0.5%
Missouri Development Finance Board ,
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/24 ............... 300,000 302,247
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/25 ............... 500,000 504,354
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/26 ............... 405,000 410,984
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/27 ............... 660,000 674,647
d
St. Charles County Industrial Development Authority , Hidden Valley Housing Partners
LP , Revenue , 2021 , Mandatory Put , 0.27% , 10/01/23 ....................... 3,500,000 3,446,313
5,338,545
Nebraska 0.7%
d
Central Plains Energy Project , Revenue , 2018 A , Mandatory Put , 5% , 1/01/24 ...... 4,250,000 4,270,213
Nebraska Public Power District , Revenue , 2021 C , Refunding , 5% , 1/01/24 ........
2,500,000 2,522,847
6,793,060
Nevada 0.5%
Las Vegas Valley Water District ,
GO, 2020 D, Refunding, 5%, 6/01/24 ................................... 1,745,000 1,774,227
GO, 2020 D, Refunding, 5%, 6/01/25 ................................... 2,750,000 2,848,639
4,622,866
New Hampshire 0.5%
d
New Hampshire Business Finance Authority , Waste Management, Inc. , Revenue , 2018
A , Refunding , Mandatory Put , 3.785% , ( SIFMA Municipal Swap Index + 0.375% ),
7/01/24 ......................................................... 5,000,000 4,892,250
New Jersey 8.0%
City of Newark ,
GO, 2020 A, Refunding, AGMC Insured, 5%, 10/01/23 ...................... 1,000,000 1,005,121
GO, 2020 A, Refunding, AGMC Insured, 5%, 10/01/24 ...................... 1,000,000 1,021,421
County of Atlantic ,
GO, 2020, 0.375%, 6/01/23 .......................................... 1,730,000 1,730,000
GO, 2020, 0.375%, 6/01/24 .......................................... 1,765,000 1,694,840
GO, 2020, 0.375%, 6/01/25 .......................................... 1,800,000 1,657,204
County of Morris , GO , 2021 , 2% , 2/01/26 .................................
4,215,000 4,006,032
County of Union , GO , 2020 , 0.5% , 3/01/24 ................................
5,290,000 5,138,580
Garden State Preservation Trust , Revenue , 2005 A , AGMC Insured , 5.75% , 11/01/28
25,000,000 27,126,520
New Jersey Economic Development Authority ,
e
Revenue, 144A, 2019, Refunding, 5.25%, 9/01/27 ......................... 6,000,000 6,448,192
New Jersey Transit Corp., Revenue, 2022 A, 5%, 11/01/25 ................... 1,000,000 1,035,800
d
New Jersey-American Water Co., Inc., Revenue, 2019 B, Refunding, Mandatory Put,
2.05%, 12/03/29 ................................................. 7,500,000 6,432,461
New Jersey Educational Facilities Authority , Revenue , 2014 , 5% , 6/01/24 .........
280,000 283,151
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006 C, AMBAC Insured, Zero Cpn., 12/15/26 .................... 10,000,000 8,826,004
Revenue, 2006 C, BHAC Insured, Zero Cpn., 12/15/27 ...................... 11,110,000 9,573,611
Newark Board of Education ,
GO, 2021, Refunding, 5%, 7/15/23 ..................................... 300,000 300,515
GO, 2021, Refunding, 5%, 7/15/24 ..................................... 400,000 406,120
State of New Jersey , GO , 3% , 6/01/25 ....................................
2,000,000 1,975,232
78,660,804

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Mexico 0.7%
d
City of Farmington ,
Public Service Co. of New Mexico, Revenue, 2010 A, Refunding, Mandatory Put,
0.875%, 10/01/26 ................................................ $ 4,250,000 $ 3,738,997
g
Public Service Co. of New Mexico, Revenue, 2010 D, Refunding, Mandatory Put,
3.9%, 6/01/28 ................................................... 3,000,000 2,999,689
6,738,686
New York 3.9%
County of Suffolk , GO , 2018 B , AGMC Insured , 4% , 10/15/28 ..................
4,205,000 4,322,592
Metropolitan Transportation Authority , Revenue , 2017 A-2 , Refunding , 5% , 11/15/25 .
3,980,000 4,092,621
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/24 1,000,000 1,007,357
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/25 1,000,000 1,022,096
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27
780,000 665,251
New York State Dormitory Authority , Cornell University , Revenue , 2020 A , Refunding ,
5% , 7/01/26 ...................................................... 5,000,000 5,315,763
New York State Energy Research & Development Authority ,
New York State Electric & Gas Corp., Revenue, 1994 D, Refunding, 3.5%, 10/01/29 3,000,000 2,904,330
d
Rochester Gas and Electric Corp., Revenue, 1997 A, Refunding, Mandatory Put, 3%,
7/01/25 ........................................................ 10,000,000 9,880,447
New York State Housing Finance Agency ,
Revenue, 2020 F, 1.1%, 11/01/26 ...................................... 2,860,000 2,564,935
d
Revenue, 2022 A-2, Mandatory Put, 2.5%, 5/01/27 ......................... 3,000,000 2,845,568
New York Transportation Development Corp. ,
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/25 ... 500,000 509,889
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/25 ... 2,200,000 2,264,556
State of New York Mortgage Agency , Revenue , 212 , 2.95% , 4/01/25 .............
895,000 878,708
38,274,113
North Carolina 0.8%
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/24 .......... 1,200,000 1,211,654
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/25 .......... 1,000,000 1,014,797
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/26 .......... 850,000 872,054
North Carolina State University at Raleigh ,
Revenue, 2018, Refunding, 5%, 10/01/26 ................................ 3,000,000 3,191,070
Revenue, 2018, Refunding, 5%, 10/01/27 ................................ 1,500,000 1,629,251
7,918,826
North Dakota 1.2%
Cass County Joint Water Resource District , GO , 2021 A , Refunding , 0.48% , 5/01/24 .
5,000,000 4,780,462
City of Grand Forks ,
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/27 .. 2,325,000 2,370,695
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/28 .. 1,680,000 1,726,473
City of Horace , GO , 2022 A , Refunding , 3.25% , 8/01/24 .......................
3,000,000 2,941,116
11,818,746
Ohio 1.2%
d
Ohio Air Quality Development Authority , Duke Energy Corp. , Revenue , 2022 A ,
Refunding , Mandatory Put , 4.25% , 6/01/27 ............................... 7,500,000 7,415,302
Sycamore Community City School District , GO , 2020 , 4% , 12/01/23 .............
2,560,000 2,568,009
Youngstown State University ,
Revenue, 2021, Refunding, AGMC Insured, 4%, 12/15/24 ................... 645,000 650,766
Revenue, 2021, Refunding, AGMC Insured, 4%, 12/15/25 ................... 580,000 590,131

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Youngstown State University, (continued)
Revenue, 2021, Refunding, AGMC Insured, 4%, 12/15/26 ................... $ 850,000 $ 870,589
12,094,797
Oklahoma 0.2%
Oklahoma State University , Revenue , 2021 A , Refunding , 5% , 9/01/23 ...........
705,000 707,744
Tulsa County Industrial Authority , Tulsa County Independent School District No. 11
Owasso , Revenue , 2018 , 5% , 9/01/23 .................................. 1,170,000 1,173,768
1,881,512
Oregon 0.8%
Deschutes & Jefferson Counties School District No. 2J Redmond , GO , 2021 , 3% ,
6/15/25 ......................................................... 850,000 847,217
Salem-Keizer School District No. 24J , GO , 2018 , 5% , 6/15/25 ..................
2,000,000 2,071,316
State of Oregon , GO , 2015 B , Refunding , 5% , 8/01/27 ........................
2,785,000 2,891,362
e
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/25 ............................ 2,270,000 2,252,818
8,062,713
Pennsylvania 5.2%
Allegheny County Hospital Development Authority , Allegheny Health Network Obligated
Group , Revenue , 2018 A , Refunding , 5% , 4/01/24 ......................... 4,000,000 4,038,949
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 2022, Refunding, 5%, 5/01/24 ................................. 150,000 151,089
Revenue, 2022, Refunding, 5%, 5/01/25 ................................. 500,000 506,840
Revenue, 2022, Refunding, 5%, 5/01/26 ................................. 500,000 511,463
Revenue, 2022, Refunding, 5%, 5/01/27 ................................. 590,000 607,679
d
Bethlehem Area School District Authority , Revenue , 2021 A , Refunding , Mandatory
Put , 3.74% , ( SOFR + 0.35% ), 11/01/25 ................................. 1,990,000 1,937,989
d
Geisinger Authority , Geisinger Health System Obligated Group , Revenue , 2014 B ,
Refunding , Mandatory Put , 4.527% , ( 1-month USD LIBOR + 1.07% ), 6/01/24 ..... 10,000,000 10,033,517
Lehigh County Industrial Development Authority , PPL Electric Utilities Corp. , Revenue ,
2016 B , Refunding , 2.625% , 2/15/27 ................................... 8,500,000 8,075,220
d
Montgomery County Industrial Development Authority , Constellation Energy Generation
LLC , Revenue , 2023 A , Refunding , Mandatory Put , 4.1% , 4/03/28 ............. 5,000,000 5,074,325
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/29 ........... 1,230,000 1,320,483
d
Waste Management, Inc., Revenue, 2021 A, Mandatory Put, 3.81%, 6/03/24 ..... 6,000,000 5,883,195
d
Waste Management, Inc., Revenue, 2021 B, Refunding, Mandatory Put, 1.1%,
11/02/26 ....................................................... 4,000,000 3,612,664
Philadelphia Gas Works Co. ,
Revenue, 16th A, AGMC Insured, 5%, 8/01/25 ............................ 500,000 517,503
Revenue, 16th A, AGMC Insured, 5%, 8/01/26 ............................ 600,000 631,962
h
University of Pittsburgh-of the Commonwealth System of Higher Education , Revenue ,
FRN , 2019 , 3.77% , ( SIFMA Municipal Swap Index + 0.36% ), 2/15/24 ........... 7,750,000 7,750,258
Westmoreland County Industrial Development Authority , Excela Health Obligated
Group , Revenue , 2020 A , Refunding , 4% , 7/01/23 ......................... 375,000 374,774
51,027,910
Rhode Island 0.1%
City of Providence ,
GO, 2021 A, Refunding, 5%, 1/15/24 ................................... 500,000 503,448
GO, 2021 A, Refunding, 5%, 1/15/25 ................................... 500,000 510,961
GO, 2021 A, Refunding, 5%, 1/15/26 ................................... 500,000 518,480
1,532,889

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina 1.6%
d
Columbia Housing Authority , Columbia Leased Housing Associates I LLLP , Revenue ,
2022 , Mandatory Put , 2.25% , 10/01/25 .................................. $ 9,000,000 $ 8,694,757
e
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3% , 11/01/26 ................................... 710,000 653,374
e
South Carolina Jobs-Economic Development Authority , Columbia Portfolio Obligated
Group , Revenue , 144A, 2022 A-3 , 6% , 6/01/23 ............................ 1,775,000 1,775,000
South Carolina Public Service Authority , Revenue , 2021 B , 5% , 12/01/24 ..........
1,750,000 1,783,835
e
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/24 .................................. 1,500,000 1,445,869
d
Spartanburg Housing Authority , CV Housing Partners LP , Revenue , 2022 , Mandatory
Put , 1.05% , 8/01/23 ................................................ 2,000,000 1,985,405
16,338,240
South Dakota 0.1%
South Dakota Health & Educational Facilities Authority ,
Sanford Obligated Group, Revenue, 2021, Refunding, 0.744%, 11/01/23 ........ 710,000 695,787
Sanford Obligated Group, Revenue, 2021, Refunding, 1.225%, 11/01/24 ........ 450,000 424,458
1,120,245
Tennessee 3.2%
City of Memphis ,
GO, 2018, 5%, 6/01/24 ............................................. 6,915,000 7,025,370
GO, 2018, 5%, 6/01/25 ............................................. 7,260,000 7,513,278
GO, 2018, 5%, 6/01/26 ............................................. 7,625,000 8,051,678
d
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 8,010,000 8,450,288
Tennessee Energy Acquisition Corp. ,
Revenue, 2021 A, 5%, 11/01/23 ....................................... 250,000 250,750
Revenue, 2021 A, 5%, 11/01/24 ....................................... 250,000 252,729
Revenue, 2021 A, 5%, 11/01/25 ....................................... 350,000 356,831
31,900,924
Texas 2.9%
Central Texas Turnpike System , Revenue, First Tier , 2002 A , BHAC, AMBAC Insured ,
Zero Cpn., 8/15/27 ................................................. 3,280,000 2,851,201
City of Dallas , Waterworks & Sewer System , Revenue , 2015 A , Refunding , 5% ,
10/01/26 ........................................................ 5,000,000 5,196,586
City of Houston , Combined Utility System , Revenue, First Lien , 2018 D , Refunding , 5% ,
11/15/26 ........................................................ 1,000,000 1,062,012
City of Lubbock , GO , 2018 , Refunding , 5% , 2/15/25 .........................
5,150,000 5,301,489
Kaufman County Fresh Water Supply District No. 1-D ,
GO, 2021, 2%, 9/01/24 ............................................. 140,000 134,088
GO, 2021, 2%, 9/01/25 ............................................. 145,000 134,782
GO, 2021, 2%, 9/01/26 ............................................. 150,000 135,625
GO, 2021, 2%, 9/01/27 ............................................. 155,000 136,820
d,g
Mission Economic Development Corp. , Waste Management, Inc. , Revenue , 2023 A ,
Mandatory Put , 4.25% , 6/03/24 ....................................... 3,250,000 3,253,325
d,g
Texas Department of Housing & Community Affairs , FishPond Living at Corpus Christi
LP , Revenue , 2020 , Mandatory Put , 4% , 12/01/23 ......................... 2,000,000 2,000,064
Texas Water Development Board , State Revolving Fund , Revenue , 2018 , 5% , 8/01/27
4,200,000 4,537,352
d
THF Public Facility Corp. , THF Little Elm Leased Housing Associates II LP , Revenue ,
2022 , Mandatory Put , 3.25% , 9/01/25 ................................... 3,500,000 3,422,249
e
Town of Little Elm , Valencia Public Improvement District , Special Assessment , 144A,
2021 , 2.375% , 9/01/26 .............................................. 140,000 126,935
Westside 211 Special Improvement District ,
GO, Sub. Lien, 2021, 2%, 8/15/23 ..................................... 255,000 253,753
GO, Sub. Lien, 2021, 2%, 8/15/25 ..................................... 265,000 249,396

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Westside 211 Special Improvement District, (continued)
GO, Sub. Lien, 2021, 2%, 8/15/27 ..................................... $ 280,000 $ 252,741
29,048,418
Utah 0.6%
City of Salt Lake City ,
Airport, Revenue, 2021 A, 5%, 7/01/24 .................................. 1,000,000 1,011,222
Airport, Revenue, 2021 A, 5%, 7/01/26 .................................. 3,900,000 4,033,173
Utah Infrastructure Agency , Revenue , 2021 , 3% , 10/15/23 .....................
475,000 471,400
5,515,795
Virginia 0.3%
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
1/01/29 ........................................................ 180,000 178,559
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
7/01/29 ........................................................ 1,750,000 1,737,723
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/23 ... 300,000 297,449
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/24 ... 220,000 214,036
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/25 ... 230,000 219,585
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/26 ... 235,000 220,089
2,867,441
Washington 1.3%
Auburn School District No. 408 of King & Pierce Counties ,
GO, 2018, 5%, 12/01/27 ............................................. 1,700,000 1,847,100
GO, 2018, 5%, 12/01/28 ............................................. 3,300,000 3,586,998
Spokane County School District No. 354 Mead ,
GO, 2018, 4%, 12/01/32 ............................................. 1,150,000 1,180,697
GO, 2018, 5%, 12/01/33 ............................................. 1,500,000 1,609,514
State of Washington , GO , R-2015 D , Refunding , 5% , 7/01/28 ..................
3,985,000 4,099,683
e
Washington Health Care Facilities Authority , Fred Hutchinson Cancer Center Obligated
Group , Revenue , 144A, 2021 , 5% , 12/01/31 .............................. 280,000 306,036
12,630,028
West Virginia 0.1%
d
West Virginia Economic Development Authority , Appalachian Power Co. , Revenue ,
2010 A , Refunding , Mandatory Put , 0.625% , 12/15/25 ...................... 1,000,000 905,152
Wisconsin 0.3%
Public Finance Authority ,
2017 IAVF Rubix LLC, Revenue, 2020 A, 2.75%, 12/01/25 ................... 428,960 411,616
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/26 .......... 150,000 146,624
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/25 ........................................... 285,000 279,891
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/26 ........................................... 300,000 292,048
e
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 B, 4.25%, 6/01/25 1,488,000 1,427,273
Wisconsin Health & Educational Facilities Authority ,
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/24 .................................................... 160,000 158,991
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/26 .................................................... 345,000 335,029
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/27 .................................................... 360,000 344,792
3,396,264

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 196 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wyoming 0.1%
County of Laramie , Cheyenne Regional Medical Center , Revenue , 2021 , Refunding ,
4% , 5/01/27 ...................................................... $ 550,000 $ 563,783
U.S. Territories 1.1%
District of Columbia 1.0%
District of Columbia , Income Tax , Revenue , 2022 C , Refunding , 5% , 12/01/27 ......
9,150,000 9,990,125
Puerto Rico 0.1%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/23 .. 100,000 100,071
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/25 .. 195,000 199,081
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/27 .. 450,000 469,980
769,132
Total U.S. Territories .................................................................... 10,759,257
Total Municipal Bonds (Cost $933,867,331) .....................................
903,842,732
Total Long Term Investments (Cost $1,015,908,781) .............................
983,494,359
a
a a a a
Short Term Investments 0.3%
Municipal Bonds 0.3%
New York 0.1%
i
City of New York , GO , 2015 F-6 , SPA JPMorgan Chase Bank NA , Daily VRDN and Put ,
4.1% , 6/01/44 .................................................... 600,000 600,000
Oregon 0.2%
i
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 A ,
Refunding , LOC US Bank NA , Daily VRDN and Put , 3.92% , 8/01/34 ............ 2,000,000 2,000,000
Pennsylvania 0.0%
†
i
Allegheny County Higher Education Building Authority , Carnegie Mellon University ,
Revenue , 2008 A , Refunding , SPA Bank of New York Mellon (The) , Daily VRDN and
Put , 4% , 12/01/37 ................................................. 300,000 300,000
Tennessee 0.0%
†
i
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2008 A , AGMC Insured , SPA US Bank NA ,
Daily VRDN and Put , 3.95% , 6/01/42 ................................... 300,000 300,000
Total Municipal Bonds (Cost $3,200,000) .......................................
3,200,000
Total Short Term Investments (Cost $3,200,000 ) .................................
3,200,000
a
Total Investments (Cost $1,019,108,781) 99.8% ..................................
$986,694,359
Other Assets, less Liabilities 0.2% .............................................
1,989,954
Net Assets 100.0% ...........................................................
$988,684,313
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in affiliated management investment companies.
b
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
c
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

d
The maturity date shown represents the mandatory put date.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2023, the aggregate value of these securities was $61,234,239, representing 6.2% of net assets.
f
Security purchased on a when-issued basis.
g
A portion or all of the security purchased on a delayed delivery basis.
h
The coupon rate shown represents the rate at period end.
i
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2023
Franklin Georgia Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 900,000 $ 895,321
Total Corporate Bonds (Cost $900,000) ........................................
895,321
Municipal Bonds 97.0%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
1,300,000 1,077,328
Florida 1.3%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 2,592,000 2,148,532
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 750,000 502,187
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 2,030,000 1,659,525
4,310,244
Georgia 87.6%
Athens Housing Authority , UGAREF East Campus Housing Phase II LLC , Revenue ,
2017 , Refunding , 4% , 6/15/40 ........................................ 5,000,000 4,912,398
Atlanta Development Authority (The) ,
City of Atlanta Hotel Motel Tax, Revenue, 2015 A-1, 5.25%, 7/01/40 ............ 7,750,000 7,925,073
City of Atlanta Hotel Motel Tax, Revenue, 2015 A-1, 5.25%, 7/01/44 ............ 3,000,000 3,056,325
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/26 .. 2,555,000 2,601,569
Auburn Urban Redevelopment Agency ,
City of Auburn, Revenue, 2020, BAM Insured, 4%, 10/01/45 .................. 1,000,000 951,866
City of Auburn, Revenue, 2020, BAM Insured, 4%, 10/01/50 .................. 1,000,000 944,886
Bainbridge Public Facilities Authority , County of Decatur , Revenue , 2018 , AGMC
Insured , 4% , 3/01/43 ............................................... 3,000,000 2,911,901
Bleckley County School District , GO , 2020 , 5% , 10/01/42 .....................
2,055,000 2,231,999
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 3,000,000 2,877,956
Carroll City-County Hospital Authority ,
Tanner Medical Center Obligated Group, Revenue, 2015, 5%, 7/01/41 .......... 2,000,000 2,027,963
Tanner Medical Center Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/50 . 2,950,000 2,788,255
City of Atlanta ,
GO, 2022 A-1, 5%, 12/01/38 ......................................... 5,000,000 5,701,649
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2019 D, 4%, 7/01/36 ..... 4,500,000 4,471,620
BeltLineTAD, Tax Allocation, 2016 B, Refunding, 5%, 1/01/31 ................. 1,780,000 1,864,233
Department of Aviation, Revenue, 2021 C, Refunding, 5%, 7/01/37 ............. 1,500,000 1,601,677
Water & Wastewater, Revenue, 2001 A, AGMC, NATL RE Insured, 5.5%, 11/01/27 . 5,000,000 5,289,854
Water & Wastewater, Revenue, 2018 B, Refunding, 5%, 11/01/47 .............. 5,000,000 5,231,539
City of Baldwin , Water & Sewerage , Revenue , 2021 , Refunding , BAM Insured , 3% ,
6/01/46 ......................................................... 1,835,000 1,498,659
City of Buford , GO , 2017 C , Pre-Refunded , 4% , 1/01/43 ......................
5,000,000 5,177,358
City of Cartersville , Water & Sewer , Revenue , 2018 , Refunding , 5% , 6/01/48 .......
4,000,000 4,196,034
City of Dalton , GO , 2018 , 5% , 2/01/48 ....................................
3,000,000 3,150,976
City of Monroe , Combined Utility , Revenue , 2020 , AGMC Insured , 4% , 12/01/50 ....
1,500,000 1,417,136
City of Warner Robins , Water & Sewerage , Revenue , 2020 , Refunding , 4% , 7/01/45 .
1,000,000 971,598
Clayton County Development Authority ,
USG Real Estate Foundation XIII LLC, Revenue, 2022 A, 5%, 6/15/32 .......... 1,295,000 1,501,604
USG Real Estate Foundation XIII LLC, Revenue, 2022 A, 5%, 6/15/33 .......... 1,210,000 1,417,607
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 5%, 4/01/38 375,000 393,332
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/39 425,000 415,411

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Cobb County Kennestone Hospital Authority, (continued)
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 5%, 4/01/40 $ 400,000 $ 416,775
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/41 375,000 361,137
WellStar Health System Obligated Group, Revenue, 2022 A, 4%, 4/01/52 ........ 3,100,000 2,824,745
County of DeKalb , Water & Sewerage , Revenue , 2006 B , Refunding , AGMC Insured ,
5% , 10/01/35 ..................................................... 4,000,000 4,203,799
County of Fulton , Water & Sewerage , Revenue , 2020 A , 3% , 1/01/45 .............
5,000,000 4,021,060
County of Rockdale , Stormwater System , Revenue , 2021 , 4% , 7/01/41 ...........
500,000 494,997
Coweta County Water & Sewage Authority ,
Revenue, 2021 B, 3%, 6/01/43 ........................................ 820,000 672,900
Revenue, 2021 B, 3%, 6/01/46 ........................................ 1,000,000 787,694
Dalton Whitfield County Joint Development Authority , Hamilton Health Care System
Obligated Group , Revenue , 2017 , 4% , 8/15/41 ............................ 3,000,000 2,869,270
DeKalb Newton & Gwinnett Counties Joint Development Authority , GGCF Athletic
Fields LLC , Revenue , 2012 A , AGMC Insured , 5% , 7/01/39 .................. 2,500,000 2,502,565
Development Authority for Fulton County ,
Georgia Tech Facilities, Inc., Revenue, 2018, 4%, 3/01/43 ................... 2,000,000 1,962,304
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2014 A, Refunding, 5%,
7/01/44 ........................................................ 4,160,000 4,187,869
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%,
7/01/46 ........................................................ 5,840,000 5,927,201
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2019 A, 4%, 7/01/49 ...... 5,000,000 4,604,165
Tuff/Atlanta Housing LLC, Revenue, 2022, Refunding, 5%, 9/01/29 ............. 1,000,000 1,104,861
Tuff/Atlanta Housing LLC, Revenue, 2022, Refunding, 5%, 9/01/30 ............. 1,030,000 1,151,088
Tuff/Atlanta Housing LLC, Revenue, 2022, Refunding, 5%, 9/01/31 ............. 1,235,000 1,397,718
Tuff/Atlanta Housing LLC, Revenue, 2022, Refunding, 5%, 9/01/32 ............. 1,350,000 1,544,759
WellStar Health System Obligated Group, Revenue, 2017, 5%, 4/01/47 ......... 1,000,000 1,020,937
WellStar Health System Obligated Group, Revenue, 2020 A, 4%, 4/01/50 ........ 3,000,000 2,786,848
Development Authority of Burke County (The) , Oglethorpe Power Corp. , Revenue ,
2017 , Refunding , 4.125% , 11/01/45 .................................... 6,000,000 5,372,669
Development Authority of Cobb County (The) ,
Georgia Tech Cobb Research Campus LLC, Revenue, 2017 A, 4%, 6/01/42 ...... 1,600,000 1,574,985
Kennesaw State University Real Estate Obligated Group 2015 ABC, Revenue, Senior
Lien, 2015 A, Refunding, 5%, 7/15/38 ................................. 2,000,000 2,040,199
KSU 2020 Housing Real Estate Foundation LLC, Revenue, 2020, 4%, 7/15/52 .... 5,720,000 5,251,129
KSU University II Real Estate Foundation LLC, Revenue, 2021, Refunding, 4%,
7/15/34 ........................................................ 1,000,000 1,023,274
University System of Georgia, Revenue, 2020 C, 4%, 7/15/52 ................ 2,000,000 1,889,373
Development Authority of Gwinnett County , Gwinnett County School District , COP ,
2006 , NATL Insured , 5.25% , 1/01/24 ................................... 2,000,000 2,022,163
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 4,825,000 3,854,475
Etowah Water & Sewer Authority , Revenue , 2019 , Refunding , BAM Insured , 3% ,
3/01/44 ......................................................... 1,250,000 976,347
Floyd County Hospital Authority , Floyd Obligated Group , Revenue , 2016 , Pre-
Refunded , 4% , 7/01/43 ............................................. 6,735,000 6,940,951
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 6,000,000 5,614,337
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group, Revenue, 2017 A, Refunding,
5%, 2/15/42 .................................................... 7,000,000 7,201,986
Northeast Georgia Health System Obligated Group, Revenue, 2020 A, Refunding,
4%, 2/15/45 .................................................... 5,000,000 4,676,482
Northeast Georgia Health System Obligated Group, Revenue, 2021 A, 4%, 2/15/51 5,000,000 4,523,661
Gainesville School District , GO , 2020 , 4% , 11/01/42 .........................
1,000,000 998,704

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Georgia Higher Education Facilities Authority , USG Real Estate Foundation III LLC ,
Revenue , 2020 , Refunding , 4% , 6/15/41 ................................. $ 2,305,000 $ 2,238,953
Georgia Housing & Finance Authority ,
Revenue, 2013 A, 3.8%, 12/01/37 ..................................... 1,655,000 1,634,606
Revenue, 2018 A, 3.85%, 12/01/38 .................................... 1,170,000 1,156,233
Revenue, 2018 A, 3.95%, 12/01/43 .................................... 1,210,000 1,189,815
Revenue, 2019 A, Refunding, 3.7%, 6/01/49 .............................. 4,580,000 4,079,935
Georgia Ports Authority ,
Revenue, 2021, 4%, 7/01/51 ......................................... 4,395,000 4,291,671
Revenue, 2022, 5%, 7/01/47 ......................................... 2,500,000 2,724,814
Revenue, 2022, 5.25%, 7/01/52 ....................................... 2,000,000 2,203,766
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 5,000,000 4,918,125
Henry County School District , GO , 2016 , Pre-Refunded , 4% , 8/01/33 .............
5,000,000 5,150,554
Hogansville Ga Combined Public Utility System , Revenue , 1993 , AGMC Insured , ETM,
6% , 10/01/23 ..................................................... 505,000 509,076
Main Street Natural Gas, Inc. ,
Revenue, 2007 A, 5.5%, 9/15/27 ...................................... 5,000,000 5,205,807
Revenue, 2019 A, 5%, 5/15/37 ........................................ 1,975,000 2,001,027
Revenue, 2019 A, 5%, 5/15/38 ........................................ 1,000,000 1,006,347
c
Revenue, 2022 B, Mandatory Put, 5%, 6/01/29 ............................ 5,000,000 5,219,272
b,c
Revenue, 144A, 2022 C, Mandatory Put, 4%, 11/01/27 ...................... 8,000,000 7,712,104
c
Revenue, 2023 B, Mandatory Put, 5%, 3/01/30 ............................ 2,000,000 2,110,005
Metropolitan Atlanta Rapid Transit Authority , Revenue , 2015 B , 5% , 7/01/45 ........
5,000,000 5,177,375
Monroe County Public Facilities Authority , County of Monroe , Revenue , 2020 , 4% ,
6/01/42 ......................................................... 1,000,000 961,392
Moultrie-Colquitt Counties Development Authority , Philadelphia College of Osteopathic
Medicine Obligated Group , Revenue , 2018 , 5% , 12/01/43 ................... 4,815,000 5,165,801
Municipal Electric Authority of Georgia ,
Revenue, 2019 A, AGMC Insured, 4%, 1/01/44 ............................ 5,000,000 4,859,549
Revenue, 2020 A, Refunding, 5%, 1/01/50 ............................... 3,500,000 3,578,219
Revenue, 2021 A, Refunding, 4%, 1/01/46 ............................... 330,000 288,240
Revenue, 2021 A, Refunding, 4%, 1/01/51 ............................... 425,000 360,869
Revenue, 2021 A, Refunding, 5%, 1/01/56 ............................... 750,000 730,115
Revenue, 2023 A, 5.5%, 7/01/64 ...................................... 2,000,000 2,061,653
Private Colleges & Universities Authority ,
Emory University, Revenue, 2013 A, 5%, 10/01/43 ......................... 5,000,000 5,005,309
Emory University, Revenue, 2019 B, Refunding, 5%, 9/01/48 ................. 4,000,000 4,282,669
Mercer University, Revenue, 2021, Refunding, 4%, 10/01/50 ................. 5,400,000 4,905,747
Mercer University, Revenue, 2022, Refunding, 5.25%, 10/01/51 ............... 4,500,000 4,750,256
Pulaski County School District , GO , 2020 , 4% , 10/01/42 ......................
1,000,000 981,524
Richmond County Hospital Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2016 , Refunding , 4% , 1/01/35 ................................. 8,000,000 8,063,553
Savannah Hospital Authority , St. Joseph's/Candler Health System Obligated Group ,
Revenue , 2019 A , Refunding , 4% , 7/01/43 ............................... 10,000,000 9,585,599
Sinclair Water Authority , Revenue , 2019 , Refunding , AGMC Insured , 5% , 4/01/48 ...
2,000,000 2,117,837
Worth County School District , GO , 2017 , 5% , 12/01/42 .......................
5,000,000 5,249,046
297,810,768
Illinois 0.9%
State of Illinois ,
GO, 2021 A, 5%, 3/01/32 ............................................ 250,000 276,326
GO, 2021 B, 4%, 12/01/38 ........................................... 3,000,000 2,913,759
3,190,085

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey 0.4%
New Jersey Transportation Trust Fund Authority , Revenue , 2018 A , Refunding , 5% ,
12/15/35 ........................................................ $ 1,200,000 $ 1,273,452
New York 0.8%
Metropolitan Transportation Authority ,
Revenue, 2020 A-1, 4%, 11/15/53 ..................................... 100,000 89,475
Revenue, 2020 D, 4%, 11/15/47 ....................................... 600,000 551,832
Revenue, 2021 A-2, 4%, 11/15/42 ..................................... 2,300,000 2,164,437
2,805,744
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 900,000 717,683
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 900,000 715,516
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 500,000 380,053
1,813,252
Texas 0.6%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,200,000 874,199
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,500,000 1,112,995
1,987,194
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 900,000 717,637
Wisconsin 1.2%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 900,000 709,438
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 1,500,000 1,196,467
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 2,300,000 2,296,743
4,202,648
U.S. Territories 3.2%
Puerto Rico 3.2%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.25% , 7/01/32 ................
4,800,000 4,858,531
HTA TRRB Custodial Trust , Revenue , 2005 L , 5.25% , 7/01/41 ..................
1,100,000 1,110,728
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 560,000 553,471
d
Revenue, XX, 5.25%, 7/01/40 ........................................ 2,270,000 1,628,725
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 136,367 131,083
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 88,620 56,454
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 151,593 92,471
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
2,480,000 2,375,710
10,807,173
Total U.S. Territories .................................................................... 10,807,173
Total Municipal Bonds (Cost $354,019,034) .....................................
329,995,525
Total Long Term Investments (Cost $354,919,034) ...............................
330,890,846
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 196 .
Short Term Investments 1.5%
a a
Principal
Amount
a
Value
Municipal Bonds 1.5%
Georgia 1.5%
e
Development Authority of Monroe County (The) , Florida Power & Light Co. , Revenue ,
2002 , Refunding , Daily VRDN and Put , 4.08% , 9/01/37 ..................... $ 5,000,000 $ 5,000,000
Total Municipal Bonds (Cost $5,000,000) .......................................
5,000,000
Total Short Term Investments (Cost $5,000,000 ) .................................
5,000,000
a
Total Investments (Cost $359,919,034) 98.8% ...................................
$335,890,846
Other Assets, less Liabilities 1.2% .............................................
4,232,800
Net Assets 100.0% ...........................................................
$340,123,646
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2023, the aggregate value of these securities was $21,733,506, representing 6.4% of net assets.
c
The maturity date shown represents the mandatory put date.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2023
Franklin High Yield Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Management Investment Companies 1.2%
Capital Markets 1.2%
a
Franklin Dynamic Municipal Bond ETF ................................... 1,755,000 $ 41,786,550
iShares National Muni Bond ETF ........................................ 200,000 21,274,000
63,060,550
Total Management Investment Companies (Cost $66,777,667) ....................
63,060,550
Principal
Amount
a a a a
Corporate Bonds 2.5%
Commercial Services & Supplies 0.5%
b
CalPlant I LLC ,
21A, Senior Secured Note, 144A, 9.5%, 10/12/22 .......................... $ 1,920,000 1,920,000
21B, Senior Secured Note, 144A, 9.5%, 10/12/22 .......................... 7,205,000 7,205,000
22A, Senior Secured Note, 144A, 9.5%, 10/12/22 .......................... 3,975,000 3,975,000
c
22B, Senior Secured Note, 144A, 9.5%, 5/31/23 ........................... 345,000 345,000
c
22C, Senior Secured Note, 144A, 9.5%, 5/31/23 ........................... 2,610,000 2,610,000
22X, Senior Secured Note, 144A, 9.5%, 5/31/23 ........................... 3,910,000 3,910,000
c
23A, Senior Secured Note, 144A, 9.5%, 5/31/23 ........................... 1,380,000 1,380,000
c
23B, Senior Secured Note, 144A, 9.5%, 5/31/23 ........................... 1,225,000 1,225,000
23C, Senior Secured Note, 144A, 9.5%, 5/31/23 ........................... 1,955,000 1,955,000
c
23D, Senior Secured Note, 144A, 9.5%, 7/31/23 ........................... 1,700,000 1,700,000
26,225,000
Diversified Consumer Services 1.7%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
93,710,000 85,087,743
Electric Utilities 0.3%
b
Mission Rock Utilities, Inc. , 144A, 7% , 7/01/27 .............................. 15,000,000 14,810,458
Oil, Gas & Consumable Fuels 0.0%
†
b
Red River Biorefinery LLC , 23A , Senior Secured Note , 144A, 15% , 12/31/23 ....... 1,280,000 1,280,000
Total Corporate Bonds (Cost $136,043,016) .....................................
127,403,201
Municipal Bonds 95.0%
Alabama 3.5%
County of Jefferson ,
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/28 .................... 7,350,000 5,283,745
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/29 .................... 13,465,000 8,942,008
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/30 .................... 19,050,000 11,662,578
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/31 .................... 24,845,000 13,994,244
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/32 .................... 30,825,000 16,012,792
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/33 .................... 35,700,000 17,128,328
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/34 .................... 28,020,000 12,383,058
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/35 .................... 15,000,000 6,110,117
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/36 .................... 12,425,000 4,649,958
Sewer, Revenue, Sub. Lien, 2013 F, Zero Cpn., 10/01/39 .................... 75,000,000 77,720,790
MidCity Improvement District ,
Assessment Area, Special Assessment, 2022, 3.875%, 11/01/27 .............. 300,000 276,128
Assessment Area, Special Assessment, 2022, 4.25%, 11/01/32 ............... 600,000 526,862
Assessment Area, Special Assessment, 2022, 4.5%, 11/01/42 ................ 1,090,000 890,005
Assessment Area, Special Assessment, 2022, 4.75%, 11/01/49 ............... 2,400,000 1,924,122
177,504,735

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona 1.7%
Arizona Industrial Development Authority , Great Lakes Senior Living Communities LLC ,
Revenue, Second Tier , 2019 B , 5.125% , 1/01/54 .......................... $ 3,005,000 $ 1,504,862
b
Industrial Development Authority of the County of Pima (The) ,
American Leadership Academy, Inc., Revenue, 144A, 2019, Refunding, 5%, 6/15/49 1,235,000 1,107,640
American Leadership Academy, Inc., Revenue, 144A, 2022, Refunding, 4%, 6/15/57 8,500,000 6,026,502
La Posada at Park Centre, Inc. Obligated Group, Revenue, 144A, 2022 A, 7%,
11/15/57 ....................................................... 5,000,000 5,020,291
La Posada at Park Centre, Inc. Obligated Group, Revenue, 144A, 2022 B-1, 6.625%,
5/15/31 ........................................................ 4,000,000 3,967,009
b
Maricopa County Industrial Development Authority ,
Benjamin Franklin Charter School Obligated Group, Revenue, 144A, 2018 A, 6%,
7/01/38 ........................................................ 5,000,000 5,217,099
Benjamin Franklin Charter School Obligated Group, Revenue, 144A, 2018 A, 6%,
7/01/52 ........................................................ 10,000,000 10,169,788
Salt Verde Financial Corp. ,
Revenue, 2007-1, 5.25%, 12/01/25 .................................... 6,000,000 6,099,796
Revenue, 2007-1, 5.5%, 12/01/29 ..................................... 11,105,000 11,793,696
b
Sierra Vista Industrial Development Authority ,
Georgetown Community Development Authority, Revenue, 144A, 2021 A, Zero Cpn.,
10/01/56 ....................................................... 18,880,000 13,299,837
Georgetown Community Development Authority, Revenue, 144A, 2021 B, 6.25%,
10/01/36 ....................................................... 3,945,000 3,245,158
Georgetown Community Development Authority, Revenue, 144A, 2022 A, Zero Cpn.,
10/01/56 ....................................................... 2,327,000 2,013,090
Georgetown Community Development Authority, Revenue, 144A, 2022 B, 9%,
10/01/37 ....................................................... 250,000 239,490
Tempe Industrial Development Authority ,
b
Mirabella at ASU, Inc., Revenue, 144A, 2017 A, 6%, 10/01/37 ................ 1,900,000 1,339,751
b
Mirabella at ASU, Inc., Revenue, 144A, 2017 A, 6.125%, 10/01/47 ............. 4,850,000 3,027,611
b
Mirabella at ASU, Inc., Revenue, 144A, 2017 A, 6.125%, 10/01/52 ............. 2,800,000 1,695,770
Tempe Life Care Village Obligated Group, Revenue, 2019, 5%, 12/01/50 ........ 4,300,000 3,535,296
Tempe Life Care Village Obligated Group, Revenue, 2019, 5%, 12/01/54 ........ 8,000,000 6,454,114
Tempe Life Care Village Obligated Group, Revenue, 2021 A, Refunding, 4%,
12/01/46 ....................................................... 500,000 355,170
Tempe Life Care Village Obligated Group, Revenue, 2021 B, 4%, 12/01/56 ....... 4,260,000 2,788,863
88,900,833
Arkansas 0.3%
Arkansas Development Finance Authority ,
United States Steel Corp., Revenue, 2022, 5.45%, 9/01/52 ................... 11,000,000 10,747,437
United States Steel Corp., Revenue, 2023, 5.7%, 5/01/53 .................... 4,575,000 4,597,867
15,345,304
California 19.5%
Alvord Unified School District , GO , 2011 B , AGMC Insured , Zero Cpn., 8/01/41 .....
30,750,000 13,020,848
b
California Community College Financing Authority ,
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 A, 4.25%, 7/01/32 ..... 500,000 471,483
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 A, 5.75%, 7/01/60 ..... 17,500,000 16,876,414
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 C, 6.75%, 7/01/60 ..... 7,000,000 6,733,260
b
California Community Housing Agency ,
Annadel Apartments, Revenue, 144A, 2019 A, 5%, 4/01/49 .................. 10,800,000 8,924,264
Arbors Apartments, Revenue, 144A, 2020 A, 5%, 8/01/50 .................... 5,725,000 5,240,554
Aster Apartments, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 2/01/43 .......... 13,970,000 11,426,300
Brio Apartments & Next on Lex Apartments, Revenue, 144A, 2021 A-2, 4%, 8/01/47 16,500,000 12,646,809
Fountains at Emerald Park, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 8/01/46 ... 14,955,000 11,853,586

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
California Community Housing Agency, (continued)
K Street Flats, Revenue, 144A, 2021 A-2, 4%, 8/01/50 ...................... $ 17,830,000 $ 13,021,659
Mira Vista Hills Apartments, Revenue, 144A, 2021 A, 4%, 2/01/56 ............. 30,500,000 20,768,618
Twin Creek Apartments, Revenue, Junior Lien, 144A, 2022 B, 5.5%, 2/01/40 ..... 4,400,000 4,001,595
Verdant at Green Valley Apartments, Revenue, 144A, 2019 A, 5%, 8/01/49 ....... 15,365,000 14,471,562
California County Tobacco Securitization Agency , Alameda County Tobacco Asset
Securitization Corp. , Revenue , 2002 , 5.875% , 6/01/35 ...................... 1,795,000 1,824,646
b
California Municipal Finance Authority ,
California Baptist University, Revenue, 144A, 2015 A, 5.5%, 11/01/45 ........... 17,400,000 17,520,041
California Baptist University, Revenue, 144A, 2016 A, 5%, 11/01/46 ............ 6,800,000 6,511,083
Capital Christian Center, Revenue, 144A, 2021 A, 5%, 10/01/51 ............... 8,425,000 7,082,776
b
California Pollution Control Financing Authority ,
d
CalPlant I LLC, Revenue, 144A, 2017, 7.5%, 7/01/32 ....................... 24,500,000 1,225,000
d
CalPlant I LLC, Revenue, 144A, 2017, 8%, 7/01/39 ........................ 10,000,000 500,000
d
CalPlant I LLC, Revenue, 144A, 2020, 7.5%, 7/01/32 ....................... 10,000,000 1,300,000
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 6.75%, 12/01/28 .......... 1,690,000 1,014,000
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 7.5%, 12/01/40 ........... 5,300,000 3,179,953
b
California Public Finance Authority ,
Crossroads Christian Schools Obligated Group, Revenue, 144A, 2020, 5%, 1/01/56 4,015,000 3,258,566
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/46 ....................................................... 1,250,000 1,115,314
California Statewide Communities Development Authority ,
Special Tax, 2023 C-1, 5%, 9/02/43 .................................... 4,000,000 3,775,751
b
Lancer Educational Housing LLC, Revenue, 144A, 2016 A, Refunding, 5%, 6/01/36 7,210,000 7,068,308
Loma Linda University Medical Center Obligated Group, Revenue, 2014 A, 5.25%,
12/01/44 ....................................................... 7,555,000 7,492,408
b
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/39 ............. 1,275,000 1,235,914
b
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 3,725,000 3,413,742
b
City & County of San Francisco , District No. 2020-1 , Special Tax , 144A, 2021 B , 5.25% ,
9/01/49 ......................................................... 5,000,000 3,569,647
City of San Francisco , 5.25% , 9/01/49 ....................................
10,000,000 7,139,294
b
CMFA Special Finance Agency ,
Solana at Grand, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 8/01/45 ........... 35,000,000 27,712,128
Solana at Grand, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 8/01/56 .......... 1,700,000 1,404,601
b
CMFA Special Finance Agency Enclave , Revenue, Junior Lien , 144A, 2022 A-2 , 4.5% ,
8/01/51 ......................................................... 38,000,000 27,172,185
b
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 34,565,000 26,493,150
b
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 11,095,000 8,660,552
b
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 20,415,000 15,927,320
b
CSCDA Community Improvement Authority ,
Cameo/Garrison Apartments, Revenue, 144A, 2021 B, 4%, 3/01/57 ............ 15,000,000 10,579,852
Crescent (The), Revenue, 144A, 2022 B, 5.5%, 7/01/59 ..................... 15,935,000 13,609,978
Dublin, Revenue, 144A, 2021 B, 4%, 2/01/57 ............................. 7,500,000 5,242,903
Escondido Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/48 ........ 10,000,000 6,739,108
Park Crossing Apartments, Revenue, 144A, 2021 B, 4%, 12/01/48 ............. 14,235,000 10,393,344
Renaissance at City Center, Revenue, 144A, 2020 A, 5%, 7/01/51 ............. 22,325,000 20,241,968
Waterscape Apartments, Revenue, 144A, 2021 B, 4%, 9/01/46 ................ 3,500,000 2,796,065
Wood Creek Apartments, Revenue, Sub. Lien, 144A, 2021 B, 4%, 12/01/59 ...... 19,800,000 12,634,463
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/30 .............. 10,000,000 11,108,761
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/31 .............. 7,295,000 8,268,933

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
M-S-R Energy Authority ,
Revenue, 2009 B, 6.125%, 11/01/29 ................................... $ 27,160,000 $ 28,952,413
Revenue, 2009 B, 7%, 11/01/34 ....................................... 20,000,000 24,060,802
Revenue, 2009 C, 6.5%, 11/01/39 ..................................... 20,000,000 23,242,676
Palmdale Elementary School District ,
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/28 ................................................... 1,500,000 1,261,898
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/30 ................................................... 1,250,000 978,091
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/31 ................................................... 1,250,000 939,225
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/34 ................................................... 2,500,000 2,556,555
Riverside County Transportation Commission ,
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/32 ......................... 4,000,000 2,727,140
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/33 ......................... 5,500,000 3,582,349
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/41 ......................... 5,000,000 2,067,130
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/42 ......................... 7,000,000 2,780,578
San Diego Unified School District ,
GO, 2012 E, Zero Cpn., 7/01/42 ....................................... 44,565,000 32,379,890
GO, 2012 E, Zero Cpn., 7/01/47 ....................................... 33,305,000 24,273,680
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, 6%, 1/15/45 ............................... 35,834,000 44,652,478
Revenue, 1997 A, Refunding, 6%, 1/15/46 ............................... 35,834,000 44,740,616
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/26 ........................... 110,000,000 101,462,592
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/27 ........................... 139,100,000 124,731,930
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/49 ................... 5,000,000 5,084,286
San Mateo Foster City School District , GO , A , Zero Cpn., 8/01/42 ...............
40,000,000 39,218,440
San Mateo Union High School District , GO , 2011 A , Zero Cpn., 9/01/41 ...........
20,000,000 19,118,188
San Ysidro School District ,
GO, 2015, Refunding, AGMC Insured, Zero Cpn., 8/01/42 ................... 10,000,000 3,717,182
GO, 2015, Refunding, AGMC Insured, Zero Cpn., 8/01/43 ................... 12,500,000 4,398,858
Silicon Valley Tobacco Securitization Authority ,
Revenue, 2007 A, Zero Cpn., 6/01/36 ................................... 15,000,000 7,243,443
Revenue, 2007 C, Zero Cpn., 6/01/56 .................................. 60,000,000 5,525,574
Southern California Public Power Authority , Revenue , 2007 A , 5.25% , 11/01/27 .....
9,855,000 10,344,285
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006 B, Zero Cpn.,
6/01/46 ........................................................ 50,000,000 9,393,875
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 B-2, 2,
Refunding, Zero Cpn., 6/01/54 ...................................... 18,000,000 3,316,795
999,419,675
Colorado 5.7%
3rd and Havana Metropolitan District , GO , 2020 A , 5.25% , 12/01/49 .............
3,775,000 3,169,848
9th Avenue Metropolitan District No. 2 , GO , 2018 , 5% , 12/01/48 ................
7,417,000 6,611,296
Aerotropolis Regional Transportation Authority , Revenue , 2019 , 5% , 12/01/51 ......
5,415,000 4,710,616
Allison Valley Metropolitan District No. 1 , GO , 2020 , Refunding , 5% , 12/01/47 ......
5,250,000 4,442,922
Allison Valley Metropolitan District No. 2 , GO , 2020 , Refunding , 4.7% , 12/01/47 .....
4,750,000 3,863,378
Aurora Crossroads Metropolitan District No. 2 ,
GO, Senior Lien, 2020 A, 5%, 12/01/40 ................................. 1,500,000 1,393,159
GO, Senior Lien, 2020 A, 5%, 12/01/50 ................................. 1,500,000 1,311,336

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Banning Lewis Ranch Regional Metropolitan District No. 1 , GO , 2018 A , 5.375% ,
12/01/48 ........................................................ $ 2,245,000 $ 2,150,065
Baseline Metropolitan District No. 1 ,
GO, 2021 A, 5%, 12/01/51 ........................................... 1,500,000 1,305,547
GO, 2021 B, 7.5%, 12/15/51 ......................................... 2,190,000 1,977,198
b
Bent Grass Metropolitan District , GO , 144A, 2020 , Refunding , 5.25% , 12/01/49 ..... 1,685,000 1,560,335
Bradburn Metropolitan District No. 2 ,
GO, 2018 A, Refunding, 5%, 12/01/38 .................................. 600,000 580,599
GO, 2018 A, Refunding, 5%, 12/01/47 .................................. 2,400,000 2,227,111
Brighton Crossing Metropolitan District No. 4 ,
GO, 2017 A, 5%, 12/01/37 ........................................... 525,000 513,251
GO, 2017 A, 5%, 12/01/47 ........................................... 2,440,000 2,268,592
Brighton Crossing Metropolitan District No. 6 , GO , 2020 A(3) , 5% , 12/01/50 ........
2,000,000 1,696,607
b
Broadway Park North Metropolitan District No. 2 ,
GO, 144A, 2020, Refunding, 5%, 12/01/40 ............................... 1,325,000 1,259,688
GO, 144A, 2020, Refunding, 5%, 12/01/49 ............................... 1,575,000 1,442,443
b
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-2 , Refunding , 5% ,
12/01/49 ........................................................ 740,000 654,870
Centerra Metropolitan District No. 1 , GO , 2020 A , Refunding , 5% , 12/01/51 ........
4,000,000 3,442,438
Clear Creek Transit Metropolitan District No. 2 ,
GO, 2021 A, 5%, 12/01/41 ........................................... 580,000 527,065
GO, 2021 A, 5%, 12/01/50 ........................................... 1,000,000 858,862
Colliers Hill Metropolitan District No. 2 , GO , 2022 B-1 , Refunding , 5.75% , 12/15/47 ..
2,850,000 2,665,556
Colorado Health Facilities Authority ,
Aberdeen Ridge, Inc. Obligated Group, Revenue, 2021 A, 5%, 5/15/49 .......... 2,235,000 1,688,365
Aberdeen Ridge, Inc. Obligated Group, Revenue, 2021 A, 5%, 5/15/58 .......... 4,750,000 3,434,780
Frasier Meadows Manor, Inc. Obligated Group, Revenue, 2017 A, Refunding, 5.25%,
5/15/47 ........................................................ 6,500,000 5,984,970
Conestoga Metropolitan District No. 2 , GO , 2021 A-3 , Refunding , 5.25% , 12/01/51 ..
1,625,000 1,421,571
Constitution Heights Metropolitan District , GO , 2020 , Refunding , 5% , 12/01/49 .....
1,760,000 1,599,297
Copperleaf Metropolitan District No. 6 , GO , 2022 B , 6% , 12/15/41 ...............
1,225,000 1,170,848
Cornerstar Metropolitan District ,
GO, A, Refunding, 5.125%, 12/01/37 ................................... 2,000,000 1,957,264
GO, A, Refunding, 5.25%, 12/01/47 .................................... 5,200,000 4,931,811
Cottonwood Highlands Metropolitan District No. 1 , GO , 2019 A , 5% , 12/01/49 ......
900,000 808,633
Denver International Business Center Metropolitan District No. 1 , GO , 2019 B , 6% ,
12/01/48 ........................................................ 4,290,000 4,241,207
b
DIATC Metropolitan District , GO , 144A, 2019 , Refunding , 5% , 12/01/49 ........... 2,000,000 1,848,263
E-470 Public Highway Authority , Revenue , 2004 A , Refunding , NATL Insured , Zero
Cpn., 9/01/28 ..................................................... 15,000,000 12,487,174
Eagle Brook Meadows Metropolitan District No. 3 , GO , 2021 , 5% , 12/01/51 ........
1,600,000 1,364,451
Evan's Place Metropolitan District ,
GO, 2020 A(3), 5%, 12/01/40 ......................................... 550,000 514,084
GO, 2020 A(3), 5%, 12/01/50 ......................................... 1,575,000 1,359,430
First Creek Village Metropolitan District ,
GO, 2019 A, 5%, 12/01/39 ........................................... 595,000 583,000
GO, 2019 A, 5%, 8/01/49 ............................................ 540,000 499,801

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Greenways Metropolitan District No. 1 , GO , 2021 A-3 , 4.625% , 12/01/51 ..........
$ 1,580,000 $ 1,106,403
b
Hidden Creek Metropolitan District , GO , 144A, 2021 A , 4.625% , 12/01/45 ......... 1,140,000 893,466
b
Horizon Metropolitan District No. 2 , GO , 144A, 2021 A , 4.5% , 12/01/51 ........... 1,675,000 1,160,627
b
Jacoby Farm Metropolitan District , GO , 144A, 2021 , Refunding , 5% , 12/15/46 ...... 5,000,000 4,370,182
Jay Grove Metropolitan District , GO , 2021 , 4.25% , 12/01/51 ...................
1,225,000 904,838
Jefferson Center Metropolitan District No. 1 ,
Revenue, 2020 A-2, 4.125%, 12/01/40 .................................. 575,000 480,935
Revenue, 2020 A-2, 4.375%, 12/01/47 .................................. 1,125,000 910,304
Johnstown Farms East Metropolitan District , GO , 2021 , 5% , 12/01/51 ............
1,500,000 1,247,591
Johnstown Plaza Metropolitan District , GO , 2022 , Refunding , 4.25% , 12/01/46 .....
8,500,000 6,824,944
b
Karl's Farm Metropolitan District No. 2 ,
GO, 144A, 2020 A(3), 5.375%, 12/01/40 ................................. 645,000 604,545
GO, 144A, 2020 A(3), 5.625%, 12/01/50 ................................. 1,900,000 1,747,104
Liberty Ranch Metropolitan District , GO , 2021 A , Refunding , 5.25% , 12/01/51 ......
6,590,000 5,501,126
Meadowlark Metropolitan District ,
Meadowland Metropolitan District, GO, Senior Lien, 2020 A, 4.875%, 12/01/40 .... 520,000 448,148
Meadowland Metropolitan District, GO, Senior Lien, 2020 A, 5.125%, 12/01/50 .... 750,000 650,946
Morgan Hill Metropolitan District No. 3 , GO , 2021 B , Refunding , 6.375% , 12/15/51 ...
1,465,000 1,334,912
Murphy Creek Metropolitan District No. 4 , GO , 2021 , 5% , 12/01/51 ..............
8,000,000 6,644,699
Nexus North at DIA Metropolitan District , GO , 2021 , 5% , 12/01/51 ...............
565,000 485,529
Palisade Park West Metropolitan District , GO , 2019 A , 5.125% , 12/01/49 ..........
1,500,000 1,375,160
b
Plaza Metropolitan District No. 1 , Tax Allocation , 144A, 2013 , Refunding , 5% , 12/01/40 3,000,000 2,838,936
Prairie Center Metropolitan District No. 7 ,
GO, 2020, 4.125%, 12/15/36 ......................................... 500,000 438,975
GO, 2020, 4.875%, 12/15/44 ......................................... 725,000 620,309
GO, 2021, 6.375%, 6/15/46 .......................................... 1,330,000 1,205,343
Pronghorn Valley Metropolitan District ,
GO, 2021 A, 3.75%, 12/01/41 ......................................... 515,000 397,484
GO, 2021 A, 4%, 12/01/51 ........................................... 650,000 481,312
Ptarmigan West Metropolitan District No. 2 , GO , 2021-3 , 4.125% , 12/01/51 ........
1,475,000 1,034,796
Public Authority for Colorado Energy ,
Revenue, 2008, 6.125%, 11/15/23 ..................................... 585,000 589,822
Revenue, 2008, 6.25%, 11/15/28 ...................................... 12,500,000 13,340,621
Revenue, 2008, 6.5%, 11/15/38 ....................................... 60,100,000 70,368,488
Raindance Metropolitan District No. 1 ,
Non-Potable Water System, Revenue, 2020, 5%, 12/01/40 ................... 625,000 578,257
Non-Potable Water System, Revenue, 2020, 5.25%, 12/01/50 ................ 4,250,000 3,802,296
Rampart Range Metropolitan District No. 5 ,
Revenue, 2021, 4%, 12/01/41 ........................................ 2,730,000 2,079,965
Revenue, 2021, 4%, 12/01/51 ........................................ 6,670,000 4,637,252
Reunion Metropolitan District , Water Activity Enterprise , Revenue , 2021 A , 3.625% ,
12/01/44 ........................................................ 6,132,527 4,478,841
Ritoro Metropolitan District , GO , 2019 A , 5% , 12/01/49 .......................
2,000,000 1,832,728
RRC Metropolitan District No. 2 , GO , 2021 , 5.25% , 12/01/51 ...................
5,625,000 4,695,574
Severance Shores Metropolitan District No. 4 , GO , 2020 A , 5% , 12/01/49 .........
2,900,000 2,671,788
South Aurora Regional Improvement Authority , Revenue , 2018 , 6.25% , 12/01/57 ....
2,815,000 2,651,844
Southglenn Metropolitan District ,
GO, 2016, Refunding, 5%, 12/01/30 .................................... 3,470,000 3,469,499
GO, 2016, Refunding, 5%, 12/01/36 .................................... 810,000 788,302
GO, 2016, Refunding, 5%, 12/01/46 .................................... 4,200,000 3,898,769
STC Metropolitan District No. 2 ,
GO, 2019 A, Refunding, 5%, 12/01/38 .................................. 2,000,000 1,857,978

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
STC Metropolitan District No. 2, (continued)
GO, 2019 A, Refunding, 5%, 12/01/49 .................................. $ 1,000,000 $ 896,111
Timberleaf Metropolitan District , GO , 2020 A , 5.75% , 12/01/50 ..................
1,730,000 1,663,567
Village at Dry Creek Metropolitan District No. 2 (The) , GO , 2019 , 4.375% , 12/01/44 ..
819,000 681,934
Village Metropolitan District (The) ,
GO, 2020, Refunding, 5%, 12/01/40 .................................... 1,100,000 1,052,512
GO, 2020, Refunding, 5%, 12/01/49 .................................... 1,750,000 1,626,639
Villages at Castle Rock Metropolitan District No. 4 , 1989 , 11.12% , 6/01/31 .........
3,000,000 2,790,000
Waterfront at Foster Lake Metropolitan District No. 2 ,
GO, 2022 A(3)-1, 5%, 12/01/42 ....................................... 3,705,000 3,248,836
GO, 2022 A(3)-1, 5%, 12/01/51 ....................................... 4,085,000 3,282,483
GO, 2022 A(3)-2, Zero Cpn., 12/01/51 .................................. 5,130,000 3,019,198
Water Tap Fee, Revenue, 2022, 4.625%, 12/01/28 ......................... 6,000,000 5,526,008
b
West Meadow Metropolitan District , GO, Senior Lien , 144A, 2023 A , Refunding , 6.5% ,
12/01/50 ........................................................ 2,750,000 2,823,930
Wild Plum Metropolitan District , GO , 2019 A , Pre-Refunded , 5% , 12/01/49 .........
595,000 623,321
Willow Bend Metropolitan District , GO, Senior Lien , 2019 A , 5% , 12/01/49 .........
1,000,000 890,977
290,103,885
Connecticut 0.5%
Connecticut State Health & Educational Facilities Authority ,
b
Church Home of Hartford Obligated Group, Revenue, 144A, 2016 A, 5%, 9/01/46 .. 1,000,000 827,530
b
Church Home of Hartford Obligated Group, Revenue, 144A, A, 5%, 9/01/53 ...... 7,850,000 6,238,809
Masonicare Corp. Obligated Group, Revenue, F, Refunding, 5%, 7/01/43 ........ 13,000,000 11,904,808
b
McLean Affiliates Obligated Group, Revenue, 144A, 2020 A, 5%, 1/01/45 ........ 1,000,000 876,531
b
McLean Affiliates Obligated Group, Revenue, 144A, 2020 A, 5%, 1/01/55 ........ 5,695,000 4,732,320
b
Steel Point Infrastructure Improvement District ,
Tax Allocation, 144A, 2021, 4%, 4/01/31 ................................. 100,000 91,630
Tax Allocation, 144A, 2021, 4%, 4/01/36 ................................. 605,000 516,211
Tax Allocation, 144A, 2021, 4%, 4/01/41 ................................. 575,000 457,077
25,644,916
Florida 15.7%
Abbott Square Community Development District ,
Special Assessment, 2022, 5.375%, 6/15/42 ............................. 915,000 908,313
Special Assessment, 2022, 5.5%, 6/15/52 ............................... 1,500,000 1,480,628
Anabelle Island Community Development District ,
Special Assessment, 2022, 2.7%, 5/01/27 ............................... 530,000 493,103
Special Assessment, 2022, 3.1%, 5/01/32 ............................... 750,000 649,025
Special Assessment, 2022, 3.5%, 5/01/42 ............................... 1,945,000 1,493,032
Special Assessment, 2022, 4%, 5/01/52 ................................. 2,840,000 2,191,279
Arbors Community Development District ,
2023 Project Area, Special Assessment, 2023, 4.5%, 5/01/30 ................. 720,000 721,575
2023 Project Area, Special Assessment, 2023, 5.4%, 5/01/43 ................. 1,705,000 1,715,318
2023 Project Area, Special Assessment, 2023, 5.625%, 5/01/53 ............... 2,235,000 2,256,862
Artisan Lakes East Community Development District ,
Assessment Area 2, Special Assessment, 2021-1, 2.3%, 5/01/26 .............. 115,000 107,917
Assessment Area 2, Special Assessment, 2021-1, 2.75%, 5/01/31 ............. 250,000 214,455
Assessment Area 2, Special Assessment, 2021-1, 3.125%, 5/01/41 ............ 470,000 346,827
b
Assessment Area 2, Special Assessment, 144A, 2021-2, 2.75%, 5/01/31 ........ 275,000 235,563
b
Assessment Area 2, Special Assessment, 144A, 2021-2, 3.125%, 5/01/41 ....... 515,000 379,614
b
Assessment Area 2, Special Assessment, 144A, 2021-2, 4%, 5/01/52 ........... 550,000 424,473
Astonia Community Development District ,
b
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 540,000 481,669

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Astonia Community Development District, (continued)
b
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ $ 1,370,000 $ 1,120,536
b
Assessment Area 2, Special Assessment, 144A, 2021, 2.5%, 5/01/26 ........... 150,000 142,395
b
Assessment Area 2, Special Assessment, 144A, 2021, 3%, 5/01/31 ............ 500,000 442,870
b
Assessment Area 2, Special Assessment, 144A, 2021, 3.2%, 5/01/41 ........... 750,000 570,861
Assessment Area 3, Special Assessment, 2023, 5.125%, 6/15/43 .............. 325,000 318,417
Assessment Area 3, Special Assessment, 2023, 5.375%, 6/15/53 .............. 680,000 666,578
b
North Parcel Assessment Area, Special Assessment, 144A, 2021, 2.5%, 5/01/26 .. 150,000 142,395
b
North Parcel Assessment Area, Special Assessment, 144A, 2021, 3%, 5/01/31 .... 320,000 283,437
b
North Parcel Assessment Area, Special Assessment, 144A, 2021, 3.2%, 5/01/41 .. 750,000 570,679
Avalon Groves Community Development District ,
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 360,000 266,910
Special Assessment, 2021, 4%, 5/01/51 ................................. 500,000 387,405
Assessment Area 3, Special Assessment, 2021, 3%, 5/01/32 ................. 200,000 173,014
Assessment Area 3, Special Assessment, 2021, 3.375%, 5/01/41 .............. 495,000 382,739
Assessment Area 3, Special Assessment, 2021, 4%, 5/01/51 ................. 1,000,000 778,912
Avalon Park West Community Development District ,
Special Assessment, 2020, Refunding, 3.25%, 5/01/30 ...................... 215,000 200,758
Special Assessment, 2020, Refunding, 3.75%, 5/01/40 ...................... 580,000 496,683
Special Assessment, 2020, Refunding, 4%, 5/01/51 ........................ 880,000 721,987
Special Assessment, 2022, 5.5%, 5/01/42 ............................... 500,000 506,190
Special Assessment, 2022, 5.625%, 5/01/52 ............................. 875,000 879,502
Ave Maria Stewardship Community District , Maple Ridge Phase 5 Project Area , Special
Assessment , 2022 , 4% , 5/01/52 ....................................... 2,640,000 2,041,877
Avenir Community Development District ,
Assessment Area 2, Special Assessment, 2021 A-1, 2.75%, 5/01/31 ............ 3,250,000 2,782,478
Assessment Area 2, Special Assessment, 2021 A-1, 3.2%, 5/01/41 ............. 5,000,000 3,723,445
Assessment Area 2, Special Assessment, 2021 A-1, 3.4%, 5/01/52 ............. 5,000,000 3,498,335
Assessment Area 3, Special Assessment, 2023, 4.5%, 5/01/30 ................ 420,000 413,615
Assessment Area 3, Special Assessment, 2023, 5.375%, 5/01/43 .............. 3,755,000 3,610,609
Assessment Area 3, Special Assessment, 2023, 5.625%, 5/01/54 .............. 6,340,000 6,094,830
Aviary at Rutland Ranch Community Development District ,
Assessment Area 2, Special Assessment, 2021, 3.1%, 11/01/31 ............... 170,000 149,323
Assessment Area 2, Special Assessment, 2021, 3.4%, 11/01/41 ............... 410,000 316,670
Babcock Ranch Community Independent Special District ,
Assessment Area 2, Special Assessment, 2021, 2.875%, 5/01/31 .............. 465,000 403,829
Assessment Area 2, Special Assessment, 2021, 3.2%, 5/01/41 ................ 5,250,000 3,948,642
Assessment Area 2, Special Assessment, 2021, 4%, 5/01/52 ................. 1,910,000 1,482,250
Assessment Area 2, Special Assessment, 2022, 5%, 5/01/42 ................. 4,000,000 3,893,627
Assessment Area 2, Special Assessment, 2022, 5%, 5/01/53 ................. 5,000,000 4,593,797
Assessment Area 2C, Special Assessment, 2020, 3%, 5/01/30 ................ 250,000 228,342
Assessment Area 2C, Special Assessment, 2020, 4%, 5/01/40 ................ 775,000 691,284
Assessment Area 2C, Special Assessment, 2020, 4%, 5/01/51 ................ 1,550,000 1,263,856
Assessment Area 3A, Special Assessment, 2020, 2.5%, 5/01/25 ............... 40,000 38,564
Assessment Area 3A, Special Assessment, 2020, 3%, 5/01/30 ................ 250,000 228,343
Assessment Area 3B, Special Assessment, 2020, 4%, 5/01/40 ................ 385,000 343,412
Assessment Area 3B, Special Assessment, 2020, 4%, 5/01/51 ................ 890,000 725,698
Balm Grove Community Development District ,
Special Assessment, 2022, 3.25%, 11/01/27 .............................. 1,040,000 985,059
Special Assessment, 2022, 3.625%, 11/01/32 ............................. 1,290,000 1,153,558
Special Assessment, 2022, 4%, 11/01/42 ................................ 2,500,000 2,067,553
Special Assessment, 2022, 4.125%, 11/01/51 ............................. 3,125,000 2,473,132
Bannon Lakes Community Development District ,
b
Special Assessment, 144A, 2021, 3.5%, 5/01/41 .......................... 700,000 545,995
Special Assessment, 2022, 3.3%, 5/01/32 ............................... 365,000 321,944

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Bannon Lakes Community Development District, (continued)
Special Assessment, 2022, 4%, 5/01/42 ................................. $ 1,385,000 $ 1,165,673
Special Assessment, 2022, 4%, 5/01/53 ................................. 2,260,000 1,734,726
Banyan Cay Community Development District , Special Assessment , 2020 NM , 4% ,
11/01/51 ........................................................ 3,000,000 2,322,996
Belmond Reserve Community Development District ,
2020 Project, Special Assessment, 2020, 4%, 5/01/40 ...................... 1,750,000 1,505,700
2020 Project, Special Assessment, 2020, 4%, 5/01/51 ...................... 2,000,000 1,566,825
Belmont II Community Development District ,
Special Assessment, 2020, 3.125%, 12/15/30 ............................. 325,000 298,072
Special Assessment, 2020, 3.625%, 12/15/40 ............................. 1,390,000 1,152,770
Berry Bay Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.625%, 5/01/26 .............. 150,000 142,239
Assessment Area 1, Special Assessment, 2021, 3.125%, 5/01/31 .............. 400,000 354,844
Assessment Area 1, Special Assessment, 2021, 3.625%, 5/01/41 .............. 1,250,000 994,805
Assessment Area 2, Special Assessment, 2023, 5.5%, 5/01/43 ................ 985,000 988,682
Assessment Area 2, Special Assessment, 2023, 5.75%, 5/01/53 ............... 1,675,000 1,687,487
Black Creek Community Development District ,
Special Assessment, 2022, 5.125%, 6/15/32 ............................. 150,000 150,535
Special Assessment, 2022, 5.625%, 6/15/52 ............................. 2,000,000 1,997,105
Boggy Branch Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 295,000 278,269
Special Assessment, 2021, 3%, 5/01/31 ................................. 450,000 395,939
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 1,165,000 912,394
Bradbury Community Development District ,
Special Assessments, Special Assessment, 2023, 4.375%, 5/01/30 ............ 675,000 669,023
Special Assessments, Special Assessment, 2023, 5.25%, 5/01/43 ............. 2,000,000 1,951,660
Special Assessments, Special Assessment, 2023, 5.5%, 5/01/53 .............. 2,220,000 2,161,453
Bridgewater North Community Development District ,
Special Assessment, 2022, 3.125%, 5/01/27 ............................. 165,000 156,561
Special Assessment, 2022, 3.5%, 5/01/32 ............................... 350,000 313,086
Special Assessment, 2022, 4%, 5/01/42 ................................. 1,000,000 839,207
Special Assessment, 2022, 4%, 5/01/52 ................................. 3,000,000 2,318,750
Brightwater Community Development District ,
Special Assessment, 2021, 2.85%, 5/01/31 .............................. 300,000 259,868
Special Assessment, 2021, 3.15%, 5/01/41 .............................. 750,000 556,914
Brookstone Community Development District ,
Assessment Area 2, Special Assessment, 2022, 4.75%, 5/01/32 ............... 325,000 322,217
Assessment Area 2, Special Assessment, 2022, 5.5%, 5/01/42 ................ 1,000,000 998,898
Assessment Area 2, Special Assessment, 2022, 5.625%, 5/01/52 .............. 1,750,000 1,730,431
Buckhead Trails Community Development District ,
Special Assessment, 2022, 5.25%, 5/01/32 .............................. 400,000 396,057
Special Assessment, 2022, 5.625%, 5/01/42 ............................. 1,000,000 983,526
Special Assessment, 2022, 5.75%, 5/01/52 .............................. 1,410,000 1,382,658
Buena Lago Community Development District ,
Special Assessment, 2022, 5.25%, 5/01/42 .............................. 665,000 656,338
Special Assessment, 2022, 5.5%, 5/01/52 ............................... 1,135,000 1,140,426
b
Cape Coral Health Facilities Authority , Gulf Care, Inc. Obligated Group , Revenue,
Senior Lien , 144A, 2015 , Refunding , 6% , 7/01/45 .......................... 5,250,000 3,618,590
b
Capital Trust Agency, Inc. ,
AcadeMir Charter School West, Revenue, 144A, 2021 A, 3%, 7/01/31 .......... 100,000 86,654
AcadeMir Charter School West, Revenue, 144A, 2021 A, 4%, 7/01/41 .......... 450,000 362,167
AcadeMir Charter School West, Revenue, 144A, 2021 A, 4%, 7/01/51 .......... 540,000 393,623
AcadeMir Charter School West, Revenue, 144A, 2021 A, 4%, 7/01/56 .......... 445,000 314,704

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
b
Capital Trust Agency, Inc., (continued)
AcadeMir Charter School West, Revenue, 144A, 2021 A-2, 4%, 7/01/41 ......... $ 750,000 $ 603,612
AcadeMir Charter School West, Revenue, 144A, 2021 A-2, 4%, 7/01/51 ......... 975,000 710,708
AcadeMir Charter School West, Revenue, 144A, 2021 A-2, 4%, 7/01/56 ......... 750,000 530,400
Educational Growth Fund LLC, Revenue, 144A, 2021 B, Zero Cpn., 7/01/31 ...... 9,980,000 5,942,538
Educational Growth Fund LLC, Revenue, Senior Lien, 144A, 2021 A-1, 5%, 7/01/56 1,000,000 898,459
Sarasota-Manatee Jewish Housing Council Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 7/01/46 ............................................ 3,250,000 2,456,736
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-2, 4.43%, 1/01/57 ........... 10,245,000 7,132,621
South Tech Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 6/15/40 ...... 1,235,000 1,114,081
South Tech Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 6/15/55 ...... 3,805,000 3,190,970
University Bridge LLC, Revenue, 144A, 2018 A, 5.25%, 12/01/43 .............. 31,755,000 30,040,173
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 3.3%, 1/01/31 .............. 715,000 616,123
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 5%, 1/01/56 ............... 1,050,000 774,996
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 3,500,000 2,590,980
Celebration Community Development District ,
Special Assessment, 2021, 2.25%, 5/01/26 .............................. 100,000 93,706
Special Assessment, 2021, 2.75%, 5/01/31 .............................. 240,000 205,667
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 590,000 434,898
Celebration Pointe Community Development District No. 1 ,
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 885,000 680,356
Special Assessment, 2021, 4%, 5/01/53 ................................. 1,335,000 1,039,430
CFM Community Development District , Special Assessment , 2021 , 2.4% , 5/01/26 ...
185,000 174,105
Chaparral Palm Bay Community Development District ,
Special Assessment, 2020 A-1, 4%, 5/01/40 .............................. 1,235,000 1,055,916
Special Assessment, 2020 A-1, 4%, 5/01/50 .............................. 2,015,000 1,574,522
b
Chapel Creek Community Development District ,
Special Assessment, 144A, 2021, 3%, 5/01/31 ............................ 250,000 218,713
Special Assessment, 144A, 2021, 3.375%, 5/01/41 ......................... 835,000 643,821
b
Chapel Crossings Community Development District ,
Special Assessment, 144A, 2020, 2.625%, 5/01/25 ......................... 230,000 221,473
Special Assessment, 144A, 2020, 3.2%, 5/01/30 .......................... 645,000 579,922
Special Assessment, 144A, 2020, 3.7%, 5/01/40 .......................... 1,700,000 1,383,717
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 2,820,000 2,188,304
b
Charlotte County Industrial Development Authority ,
MSKP Town & Country Utility LLC, Revenue, 144A, 2021 A, 4%, 10/01/51 ....... 5,500,000 4,154,019
MSKP Town & Country Utility LLC, Revenue, 144A, 2021 B, 5%, 10/01/36 ....... 2,500,000 2,166,798
Coddington Community Development District ,
Special Assessment, 2022, 5.75%, 5/01/42 .............................. 615,000 629,074
Special Assessment, 2022, 5.75%, 5/01/52 .............................. 1,000,000 1,009,946
Collier County Educational Facilities Authority , Ave Maria University, Inc. , Revenue ,
2013 A , Refunding , 6% , 6/01/38 ....................................... 12,000,000 12,000,000
Connerton East Community Development District ,
Special Assessment, 2023, 5.25%, 6/15/43 .............................. 1,395,000 1,400,369
Special Assessment, 2023, 5.375%, 6/15/53 ............................. 2,250,000 2,241,631
Coral Bay Lee County Community Development District ,
Assessment Area 1, Special Assessment, 2022, 5.5%, 5/01/42 ................ 250,000 250,761
Assessment Area 1, Special Assessment, 2022, 5.625%, 5/01/52 .............. 500,000 500,666
Cordoba Ranch Community Development District ,
Special Assessment, 2021, Refunding, 3%, 5/01/31 ........................ 835,000 752,877
Special Assessment, 2021, Refunding, 3%, 5/01/37 ........................ 825,000 655,263
Cordova Palms Community Development District ,
b
Special Assessment, 144A, 2021, 2.4%, 5/01/26 .......................... 250,000 235,277
b
Special Assessment, 144A, 2021, 2.8%, 5/01/31 .......................... 385,000 331,035

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Cordova Palms Community Development District, (continued)
b
Special Assessment, 144A, 2021, 3%, 5/01/41 ............................ $ 1,215,000 $ 878,352
b
Special Assessment, 144A, 2021, 4%, 5/01/52 ............................ 1,945,000 1,500,871
Special Assessment, 2022-1, 5.7%, 5/01/42 .............................. 330,000 332,918
Special Assessment, 2022-1, 5.8%, 5/01/53 .............................. 665,000 667,629
Special Assessment, 2022-2, 4.5%, 5/01/27 .............................. 215,000 214,154
Special Assessment, 2022-2, 5.1%, 5/01/32 .............................. 340,000 341,588
Special Assessment, 2022-2, 5.4%, 5/01/42 .............................. 1,020,000 1,013,974
Special Assessment, 2022-2, 5.6%, 5/01/53 .............................. 2,005,000 2,006,246
Corkscrew Crossing Community Development District ,
Special Assessment, 2023, 5.1%, 5/01/43 ............................... 600,000 585,319
Special Assessment, 2023, 5.3%, 5/01/53 ............................... 1,250,000 1,211,668
Creekview Community Development District ,
Special Assessment, 2022, 4.25%, 5/01/32 .............................. 805,000 765,436
Special Assessment, 2022, 4.625%, 5/01/42 ............................. 2,455,000 2,216,242
Special Assessment, 2022, 4.75%, 5/01/53 .............................. 4,145,000 3,619,999
b
Crestview II Community Development District ,
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/31 ................... 250,000 249,489
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/37 ................... 475,000 437,645
Cross Creek North Community Development District ,
Special Assessment, 2022, 3.75%, 5/01/32 .............................. 460,000 446,728
Special Assessment, 2022, 4.25%, 5/01/42 .............................. 2,340,000 2,134,867
Special Assessment, 2022, 4.5%, 5/01/52 ............................... 1,750,000 1,567,747
Crystal Cay Community Development District ,
Special Assessment, 2021, 2.7%, 5/01/31 ............................... 200,000 174,661
Special Assessment, 2021, 3.05%, 5/01/41 .............................. 850,000 634,554
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,000,000 811,634
b
Currents Community Development District ,
Special Assessment, 144A, 2020 A, 4%, 5/01/40 .......................... 3,100,000 2,650,479
Special Assessment, 144A, 2020 A, 4%, 5/01/51 .......................... 5,815,000 4,512,407
b
Cypress Bluff Community Development District ,
Special Assessment, 144A, 2020 A, 3.125%, 5/01/30 ....................... 250,000 224,439
Special Assessment, 144A, 2020 A, 3.625%, 5/01/40 ....................... 800,000 641,496
Special Assessment, 144A, 2020 A, 3.8%, 5/01/50 ......................... 1,170,000 878,941
Cypress Park Estates Community Development District ,
b
Special Assessment, 144A, 2020, 3.25%, 5/01/30 ......................... 295,000 267,812
b
Special Assessment, 144A, 2020, 3.875%, 5/01/40 ......................... 1,170,000 989,320
b
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,210,000 947,408
Special Assessment, 2022, 4.375%, 5/01/27 ............................. 125,000 123,273
Special Assessment, 2022, 4.75%, 5/01/32 .............................. 410,000 402,683
Special Assessment, 2022, 5%, 5/01/42 ................................. 1,200,000 1,138,052
Special Assessment, 2022, 5.125%, 5/01/52 ............................. 1,250,000 1,168,725
Deerbrook Community Development District ,
Special Assessments, Special Assessment, 2023, 4.375%, 5/01/30 ............ 135,000 133,963
Special Assessments, Special Assessment, 2023, 5.25%, 5/01/43 ............. 655,000 640,725
Special Assessments, Special Assessment, 2023, 5.5%, 5/01/53 .............. 1,250,000 1,226,552
Del Webb Oak Creek Community Development District ,
Special Assessment, 2023, 5%, 5/01/43 ................................. 1,435,000 1,396,129
Special Assessment, 2023, 5.25%, 5/01/53 .............................. 2,000,000 1,949,838
DG Farms Community Development District ,
Special Assessment, 2020, 2.75%, 5/01/25 .............................. 35,000 33,791
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 200,000 180,644
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 295,000 240,854

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
DW Bayview Community Development District ,
b
Assessment Area, Special Assessment, 144A, 2021, 2.375%, 5/01/26 .......... $ 250,000 $ 235,238
b
Assessment Area, Special Assessment, 144A, 2021, 3%, 5/01/32 .............. 430,000 370,167
b
Assessment Area, Special Assessment, 144A, 2021, 3.375%, 5/01/41 .......... 1,160,000 895,798
Assessment Area, Special Assessment, 2022, 4.5%, 5/01/32 ................. 185,000 179,873
Assessment Area, Special Assessment, 2022, 5.125%, 5/01/42 ............... 1,115,000 1,081,459
Assessment Area, Special Assessment, 2022, 5.25%, 5/01/52 ................ 750,000 717,748
East 547 Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.5%, 5/01/26 ................ 100,000 94,407
Assessment Area 1, Special Assessment, 2021, 3%, 5/01/31 ................. 140,000 122,312
Assessment Area 1, Special Assessment, 2021, 3.3%, 5/01/41 ................ 590,000 447,182
Assessment Area 1, Special Assessment, 2021, 4%, 5/01/51 ................. 920,000 714,992
East Bonita Beach Road Community Development District ,
Special Assessment, 2021, 3%, 5/01/32 ................................. 255,000 219,376
Special Assessment, 2021, 3.25%, 5/01/41 .............................. 750,000 567,236
East Nassau Stewardship District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 215,000 202,338
Special Assessment, 2021, 3%, 5/01/31 ................................. 500,000 436,527
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 1,270,000 990,208
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,515,000 1,175,631
Eden Hills Community Development District ,
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 110,000 102,839
Special Assessment, 2020, 4%, 5/01/40 ................................. 300,000 267,594
Special Assessment, 2022, 3.25%, 5/01/27 .............................. 370,000 353,612
Special Assessment, 2022, 3.625%, 5/01/32 ............................. 610,000 553,975
Special Assessment, 2022, 4%, 5/01/42 ................................. 1,645,000 1,393,050
Special Assessment, 2022, 4.125%, 5/01/52 ............................. 1,590,000 1,263,615
Edgewater East Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.5%, 5/01/26 ................ 320,000 300,338
Assessment Area 1, Special Assessment, 2021, 3.1%, 5/01/31 ................ 700,000 614,725
Assessment Area 1, Special Assessment, 2021, 3.6%, 5/01/41 ................ 2,625,000 2,064,513
Assessment Area 1, Special Assessment, 2021, 4%, 5/01/51 ................. 2,825,000 2,193,811
Assessment Area 2, Special Assessment, 2022, 3.375%, 5/01/32 .............. 1,985,000 1,740,591
Assessment Area 2, Special Assessment, 2022, 4%, 5/01/42 ................. 4,000,000 3,353,060
Assessment Area 2, Special Assessment, 2022, 4%, 5/01/52 ................. 6,200,000 4,778,527
b
Enbrook Community Development District ,
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 500,000 426,737
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,150,000 892,154
b
Entrada Community Development District ,
Special Assessment, 144A, 2021, 2.125%, 5/01/26 ......................... 100,000 93,192
Special Assessment, 144A, 2021, 2.625%, 5/01/31 ......................... 370,000 312,813
Special Assessment, 144A, 2021, 3.125%, 5/01/41 ......................... 935,000 691,835
Special Assessment, 144A, 2021, 4%, 5/01/52 ............................ 2,300,000 1,772,760
Epperson North Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 150,000 141,576
Special Assessment, 2021, 3%, 5/01/31 ................................. 280,000 244,934
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 1,365,000 1,059,007
Special Assessment, 2021 A, 2.45%, 11/01/26 ............................ 140,000 130,637
Special Assessment, 2021 A, 3.1%, 11/01/31 ............................. 500,000 437,252
Special Assessment, 2021 A, 4%, 11/01/51 .............................. 2,620,000 2,033,341
Epperson Ranch II Community Development District ,
Assessment Area 2, Special Assessment, 2020, 3.25%, 5/01/25 ............... 245,000 239,495
Assessment Area 2, Special Assessment, 2020, 3.625%, 5/01/30 .............. 700,000 647,480
Assessment Area 2, Special Assessment, 2020, 4.2%, 5/01/40 ................ 1,900,000 1,666,555
Assessment Area 2, Special Assessment, 2020, 4.375%, 5/01/51 .............. 3,300,000 2,736,618

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Fallschase Community Development District , Special Assessment , 2021 , 3.375% ,
5/01/41 ......................................................... $ 1,000,000 $ 770,306
b
Florida Development Finance Corp. ,
e
Brightline Florida Holdings LLC, Revenue, 144A, 2023 A, Refunding, Mandatory Put,
7.5%, 8/15/24 ................................................... 6,000,000 5,885,310
e
Brightline Trains Florida LLC, Revenue, 144A, 2019 A, Refunding, Mandatory Put,
6.375%, 1/01/26 ................................................. 2,000,000 1,910,002
e
Brightline Trains Florida LLC, Revenue, 144A, 2019 A, Refunding, Mandatory Put,
6.5%, 1/01/29 ................................................... 4,000,000 3,797,902
Brightline Trains Florida LLC, Revenue, 144A, 2019 B, 7.375%, 1/01/49 ......... 26,150,000 25,254,431
e
Brightline Trains Florida LLC, Revenue, 144A, 2022 A, Refunding, Mandatory Put,
7.25%, 10/03/23 ................................................. 15,500,000 15,755,683
Glenridge on Palmer Ranch Obligated Group, Revenue, 144A, 2021, Refunding, 5%,
6/01/31 ........................................................ 450,000 430,270
Glenridge on Palmer Ranch Obligated Group, Revenue, 144A, 2021, Refunding, 5%,
6/01/51 ........................................................ 5,500,000 4,313,488
Mayflower Retirement Center, Inc. Obligated Group, Revenue, 144A, 2020 A, 5.25%,
6/01/50 ........................................................ 7,000,000 5,696,172
Mayflower Retirement Center, Inc. Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 6/01/55 ............................................ 3,750,000 2,269,239
b
Forest Lake Community Development District ,
Special Assessment, 144A, 2020, 3.25%, 5/01/30 ......................... 350,000 326,816
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 1,270,000 1,132,815
Special Assessment, 144A, 2022, 4.75%, 5/01/27 ......................... 55,000 55,063
Special Assessment, 144A, 2022, 5%, 5/01/32 ............................ 115,000 114,913
Special Assessment, 144A, 2022, 5.375%, 5/01/42 ......................... 460,000 459,435
Special Assessment, 144A, 2022, 5.5%, 5/01/52 .......................... 405,000 401,503
Gracewater Sarasota Community Development District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 190,000 178,810
Special Assessment, 2021, 2.95%, 5/01/31 .............................. 500,000 434,774
Special Assessment, 2021, 3.35%, 5/01/41 .............................. 3,170,000 2,417,635
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,535,000 1,184,492
Grand Oaks Community Development District ,
Special Assessment, 2020, 4.25%, 5/01/40 .............................. 1,100,000 970,869
Special Assessment, 2020, 4.5%, 5/01/52 ............................... 3,500,000 2,950,311
Assessment Area 3, Special Assessment, 2021, 3.2%, 11/01/31 ............... 215,000 189,145
Assessment Area 3, Special Assessment, 2021, 3.5%, 11/01/41 ............... 555,000 428,015
Assessment Area 3, Special Assessment, 2021, 4%, 11/01/51 ................ 1,205,000 933,070
Grande Pines Community Development District ,
Special Assessment, 2021, 3.75%, 5/01/41 .............................. 710,000 570,233
Special Assessment, 2021, 4%, 5/01/51 ................................. 750,000 581,996
Grove Resort Community Development District ,
Special Assessment, 2022, 3.3%, 5/01/32 ............................... 170,000 148,936
Special Assessment, 2022, 3.55%, 5/01/42 .............................. 435,000 333,301
Special Assessment, 2022, 4%, 5/01/52 ................................. 640,000 493,932
f
Hammock Oaks Community Development District ,
Assessment Area 1, Special Assessment, 2023, 4.875%, 5/01/30 .............. 200,000 200,724
Assessment Area 1, Special Assessment, 2023, 5.625%, 5/01/43 .............. 645,000 648,577
Assessment Area 1, Special Assessment, 2023, 5.75%, 5/01/53 ............... 1,000,000 996,374
Hammock Reserve Community Development District ,
Special Assessment, 2020, 4%, 5/01/40 ................................. 540,000 481,669
Special Assessment, 2020, 4%, 5/01/51 ................................. 860,000 701,236
Special Assessment, 2021, 3%, 5/01/31 ................................. 200,000 175,693
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 520,000 403,972
Special Assessment, 2022, 4.4%, 5/01/32 ............................... 500,000 487,132

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Hammock Reserve Community Development District, (continued)
Special Assessment, 2022, 5%, 5/01/52 ................................. $ 2,300,000 $ 2,121,215
Harmony West Community Development District ,
Special Assessment, 2023, 5%, 5/01/43 ................................. 275,000 268,549
Special Assessment, 2023, 5.3%, 5/01/53 ............................... 305,000 300,930
Hawkstone Community Development District ,
Assessment Area 3, Special Assessment, 2021, 2.6%, 5/01/26 ................ 120,000 113,676
Assessment Area 3, Special Assessment, 2021, 3.2%, 5/01/31 ................ 440,000 390,604
Assessment Area 3, Special Assessment, 2021, 3.45%, 5/01/41 ............... 1,125,000 882,801
Assessment Area 3, Special Assessment, 2021, 4%, 5/01/52 ................. 1,000,000 781,634
Assessment Area 4, Special Assessment, 2023, 4.375%, 5/01/30 .............. 290,000 288,537
Assessment Area 4, Special Assessment, 2023, 5.375%, 5/01/43 .............. 1,180,000 1,178,510
Assessment Area 4, Special Assessment, 2023, 5.5%, 5/01/53 ................ 1,390,000 1,377,834
Hills of Minneola Community Development District ,
b
Special Assessment, 144A, 2020, 3.5%, 5/01/31 .......................... 1,000,000 911,500
b
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 2,625,000 2,241,846
b
Special Assessment, 144A, 2020, 4%, 5/01/50 ............................ 5,505,000 4,326,099
Special Assessment, 2021, 2.375%, 5/01/26 ............................. 75,000 70,591
Special Assessment, 2021, 2.8%, 5/01/31 ............................... 250,000 215,403
Special Assessment, 2021, 3.2%, 5/01/41 ............................... 500,000 373,486
Special Assessment, 2021, 4%, 5/01/52 ................................. 900,000 688,105
Hilltop Point Community Development District ,
Assessment Area 1, Special Assessment, 2022-1, 5.375%, 5/01/52 ............ 700,000 668,862
Assessment Area 2, Special Assessment, 2022-2, 5.6%, 5/01/53 .............. 745,000 724,944
Holly Hill Road East Community Development District ,
Special Assessment, 2020, 4.5%, 11/01/31 ............................... 165,000 166,375
Special Assessment, 2020, 5%, 11/01/41 ................................ 350,000 350,684
Special Assessment, 2020, 5%, 11/01/50 ................................ 520,000 499,008
Hyde Park Community Development District No. 1 ,
Special Assessment, 2022, 4%, 5/01/42 ................................. 2,710,000 2,272,284
Special Assessment, 2022, 4%, 5/01/52 ................................. 2,545,000 1,964,153
Indigo Community Development District ,
Special Assessment, 1999 A, 7%, 5/01/31 ............................... 435,000 435,550
Special Assessment, 1999 C, 7%, 5/01/30 ............................... 3,123,752 2,155,389
Phase A1 Assessment Area, Special Assessment, 2021, 2.2%, 5/01/26 ......... 185,000 173,106
Phase A1 Assessment Area, Special Assessment, 2021, 2.7%, 5/01/31 ......... 240,000 204,805
Phase A1 Assessment Area, Special Assessment, 2021, 3.125%, 5/01/41 ....... 855,000 626,248
Phase A1 Assessment Area, Special Assessment, 2021, 4%, 5/01/52 ........... 1,375,000 1,060,918
Kindred Community Development District II ,
Special Assessment, 2020, 3.5%, 5/01/40 ............................... 395,000 314,570
Special Assessment, 2020, 3.75%, 5/01/50 .............................. 570,000 428,771
Special Assessment, 2021, 2.7%, 5/01/31 ............................... 235,000 200,538
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 500,000 369,965
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,810,000 1,396,697
Kingman Gate Community Development District ,
Special Assessment, 2020, 3.125%, 6/15/30 ............................. 375,000 346,332
Special Assessment, 2020, 4%, 6/15/40 ................................. 775,000 690,911
Special Assessment, 2020, 4%, 6/15/50 ................................. 2,270,000 1,865,456
Special Assessment, 2021, 2.5%, 6/15/26 ............................... 80,000 75,920
Special Assessment, 2021, 3.125%, 6/15/31 ............................. 250,000 228,298
Special Assessment, 2021, 3.6%, 6/15/41 ............................... 750,000 619,119
Lake Ashton Community Development District , Special Assessment , 2015 A-1 ,
Refunding , 5% , 5/01/32 ............................................. 2,070,000 2,081,398
Lake Deer Community Development District ,
Special Assessment, 2022, 5%, 5/01/32 ................................. 500,000 486,317

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Lake Deer Community Development District, (continued)
Special Assessment, 2022, 5.5%, 5/01/42 ............................... $ 1,680,000 $ 1,622,478
Special Assessment, 2022, 5.625%, 5/01/53 ............................. 3,000,000 2,841,661
Lakes of Sarasota Community Development District ,
Special Assessment, 2021 A-1, 3.4%, 5/01/31 ............................ 135,000 123,006
Special Assessment, 2021 A-1, 3.9%, 5/01/41 ............................ 285,000 241,158
Special Assessment, 2021 A-1, 4.1%, 5/01/51 ............................ 265,000 214,343
Special Assessment, 2021 A-2, 3.875%, 5/01/31 .......................... 560,000 533,376
Special Assessment, 2021 B-1, 3.625%, 5/01/31 .......................... 125,000 117,012
Special Assessment, 2021 B-1, 4.125%, 5/01/41 .......................... 200,000 174,777
Special Assessment, 2021 B-1, 4.3%, 5/01/51 ............................ 325,000 271,905
Special Assessment, 2021 B-2, 4.125%, 5/01/31 .......................... 1,000,000 961,883
Lakewood Park Community Development District ,
Assessment Area 1, Special Assessment, 2021, 3.2%, 5/01/31 ................ 125,000 111,894
Assessment Area 1, Special Assessment, 2021, 3.625%, 5/01/41 .............. 325,000 258,012
Assessment Area 1, Special Assessment, 2021, 4%, 5/01/52 ................. 500,000 385,884
Assessment Area 2, Special Assessment, 2023, 5.75%, 5/01/53 ............... 910,000 916,784
Lakewood Ranch Stewardship District ,
District Azario Project, Special Assessment, 2020 A, 3.75%, 5/01/40 ............ 525,000 430,628
Lakewood Ranch Stewardship District Azario Project, Special Assessment, 2020 A,
3.9%, 5/01/50 ................................................... 770,000 593,338
b
Lakewood Ranch Stewardship District Lorraine Lakes Project, Special Assessment,
144A, 2020, 3.125%, 5/01/30 ....................................... 250,000 224,502
b
Lakewood Ranch Stewardship District Lorraine Lakes Project, Special Assessment,
144A, 2020, 3.625%, 5/01/40 ....................................... 1,075,000 869,566
b
Lakewood Ranch Stewardship District Lorraine Lakes Project, Special Assessment,
144A, 2020, 3.875%, 5/01/51 ....................................... 2,640,000 2,003,835
Lakewood Ranch Stewardship District Northeast Sector Project, Special Assessment,
2020, 3%, 5/01/30 ................................................ 470,000 417,749
b
Lakewood Ranch Stewardship District Northeast Sector Project, Special Assessment,
144A, 2020, Refunding, 3.2%, 5/01/30 ................................ 440,000 397,039
Lakewood Ranch Stewardship District Northeast Sector Project, Special Assessment,
2020, 3.5%, 5/01/40 .............................................. 750,000 592,400
b
Lakewood Ranch Stewardship District Northeast Sector Project, Special Assessment,
144A, 2020, Refunding, 3.75%, 5/01/40 ............................... 2,100,000 1,733,800
Star Farms at Lakewood Ranch Project, Special Assessment, 2021, 2.3%, 5/01/26 . 140,000 131,783
Star Farms at Lakewood Ranch Project, Special Assessment, 2021, 2.7%, 5/01/31 . 105,000 89,788
Star Farms at Lakewood Ranch Project, Special Assessment, 2021, 3%, 5/01/41 .. 430,000 316,376
Star Farms at Lakewood Ranch Project, Special Assessment, 2021, 4%, 5/01/52 .. 685,000 532,959
Laurel Road Community Development District ,
Special Assessment, 2021 A-1, 2.6%, 5/01/26 ............................ 220,000 207,710
Special Assessment, 2021 A-1, 3%, 5/01/31 .............................. 350,000 305,269
Special Assessment, 2021 A-1, 3.25%, 5/01/41 ........................... 1,195,000 904,634
Special Assessment, 2021 A-1, 4%, 5/01/52 .............................. 1,455,000 1,122,924
Special Assessment, 2021 A-2, 3.125%, 5/01/31 .......................... 2,140,000 1,882,900
Lawson Dunes Community Development District ,
Special Assessment, 2022, 4.375%, 5/01/27 ............................. 200,000 198,268
Special Assessment, 2022, 4.75%, 5/01/32 .............................. 630,000 624,264
Special Assessment, 2022, 5.125%, 5/01/52 ............................. 1,500,000 1,407,933
Leomas Landing Community Development District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 225,000 211,749
Special Assessment, 2021, 2.95%, 5/01/31 .............................. 310,000 269,560
Special Assessment, 2021, 2.95%, 5/01/31 .............................. 160,000 139,415
Special Assessment, 2021, 3.35%, 5/01/41 .............................. 795,000 602,532
Special Assessment, 2021, 3.35%, 5/01/41 .............................. 415,000 316,108
Special Assessment, 2021, 4%, 5/01/52 ................................. 530,000 408,999

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 $ 8,000,000 $ 6,540,000
Live Oak Lake Community Development District ,
Special Assessment, 2020, 4.4%, 5/01/40 ............................... 1,600,000 1,438,976
Special Assessment, 2020, 4.6%, 5/01/51 ............................... 2,845,000 2,449,445
LT Ranch Community Development District ,
Phase I Assessment Area, Special Assessment, 2022-1, 5.3%, 5/01/32 ......... 120,000 121,330
Phase I Assessment Area, Special Assessment, 2022-1, 5.75%, 5/01/42 ........ 380,000 384,467
Phase I Assessment Area, Special Assessment, 2022-1, 5.9%, 5/01/53 ......... 500,000 503,067
Phase IIA Assessment Area, Special Assessment, 2022-2, 5%, 5/01/32 ......... 1,245,000 1,255,247
Phase IIA Assessment Area, Special Assessment, 2022-2, 5.5%, 5/01/42 ........ 3,160,000 3,186,409
Phase IIA Assessment Area, Special Assessment, 2022-2, 5.7%, 5/01/53 ........ 5,685,000 5,724,151
LTC Ranch West Residential Community Development District ,
Special Assessment, 2021 B, 3.25%, 5/01/31 ............................. 4,000,000 3,557,011
Assessment Area 1, Special Assessment, 2021 A, 3.125%, 5/01/31 ............ 700,000 616,807
Assessment Area 1, Special Assessment, 2021 A, 3.45%, 5/01/41 ............. 1,250,000 970,855
b
Magnolia Park Community Development District ,
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/31 ................... 250,000 249,489
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/39 ................... 688,000 620,096
b
Mandarin Grove Community Development District , Special Assessment , 144A, 2022 ,
6.625% , 5/01/53 ................................................... 2,500,000 2,587,799
Mangrove Point & Mangrove Manor ,
Community Development District, Special Assessment, 2022, 4%, 5/01/32 ....... 345,000 327,457
Community Development District, Special Assessment, 2022, 4.25%, 5/01/42 ..... 1,130,000 983,528
Community Development District, Special Assessment, 2022, 4.375%, 5/01/52 .... 1,500,000 1,241,069
Marshall Creek Community Development District , Special Assessment , 2015 A ,
Refunding , 5% , 5/01/32 ............................................. 1,585,000 1,589,653
Meadow View at Twin Creeks Community Development District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 260,000 244,688
Special Assessment, 2021, 3%, 5/01/31 ................................. 430,000 375,413
Special Assessment, 2021, 3.25%, 5/01/41 .............................. 1,945,000 1,452,121
Special Assessment, 2021, 3.75%, 5/01/52 .............................. 630,000 458,447
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,000,000 771,577
Merrick Square Community Development District ,
Special Assessment, 2023, 4.5%, 5/01/30 ............................... 235,000 234,854
Special Assessment, 2023, 5.4%, 5/01/43 ............................... 725,000 725,514
Special Assessment, 2023, 5.625%, 5/01/53 ............................. 1,000,000 1,004,470
Middleton Community Development District A , Special Assessment , 2022 , 6.2% ,
5/01/53 ......................................................... 2,250,000 2,287,223
Mirada Community Development District , Assessment Area 4 , Special Assessment ,
2021 , 3.25% , 5/01/32 ............................................... 2,800,000 2,475,064
Mirada II Community Development District ,
2021 Project Area, Special Assessment, 2021, 2.5%, 5/01/26 ................. 305,000 287,860
2021 Project Area, Special Assessment, 2021, 3.125%, 5/01/31 ............... 650,000 572,190
2021 Project Area, Special Assessment, 2021, 3.5%, 5/01/41 ................. 2,100,000 1,627,223
2021 Project Area, Special Assessment, 2021, 4%, 5/01/51 .................. 2,375,000 1,842,987
2022 Project Area, Special Assessment, 2022, 5.125%, 5/01/32 ............... 360,000 363,021
2022 Project Area, Special Assessment, 2022, 5.6%, 5/01/42 ................. 1,090,000 1,096,778
2022 Project Area, Special Assessment, 2022, 5.75%, 5/01/53 ................ 2,000,000 2,009,330
New Port Tampa Bay Community Development District ,
Special Assessment, 2021, 2.875%, 5/01/26 ............................. 265,000 251,575
Special Assessment, 2021, 3.5%, 5/01/31 ............................... 500,000 452,375
Special Assessment, 2021, 3.875%, 5/01/41 ............................. 1,250,000 1,021,473
Special Assessment, 2021, 4.125%, 5/01/52 ............................. 2,250,000 1,773,824
North AR-1 Pasco Community Development District ,
Special Assessment, 2021, 2.625%, 5/01/26 ............................. 105,000 99,454

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
North AR-1 Pasco Community Development District, (continued)
Special Assessment, 2021, 3.125%, 5/01/31 ............................. $ 275,000 $ 243,147
Assessment Area 2, Special Assessment, 2021 A, 2.625%, 5/01/26 ............ 155,000 146,812
Assessment Area 2, Special Assessment, 2021 A, 3.25%, 5/01/31 ............. 275,000 245,379
Assessment Area 2, Special Assessment, 2021 A, 3.55%, 5/01/41 ............. 985,000 773,587
North Park Isle Community Development District ,
Assessment Area 2, Special Assessment, 2021, 2.45%, 11/01/26 .............. 210,000 194,981
Assessment Area 2, Special Assessment, 2021, 3%, 11/01/31 ................ 500,000 433,063
Assessment Area 2, Special Assessment, 2021, 3.375%, 11/01/41 ............. 1,500,000 1,146,511
Assessment Area 2, Special Assessment, 2021, 4%, 11/01/51 ................ 2,500,000 1,937,851
North Powerline Road Community Development District ,
Special Assessment, 2020, 3.125%, 5/01/30 ............................. 490,000 439,826
Special Assessment, 2020, 3.625%, 5/01/40 ............................. 1,000,000 805,697
Special Assessment, 2020, 4%, 5/01/51 ................................. 1,495,000 1,153,243
b
Special Assessment, 144A, 2022, 5.25%, 5/01/32 ......................... 295,000 290,863
b
Special Assessment, 144A, 2022, 5.625%, 5/01/52 ......................... 2,000,000 1,938,837
North River Ranch Community Development District ,
Special Assessment, 2020 A-1, 3%, 5/01/25 .............................. 305,000 296,764
Special Assessment, 2020 A-1, 3.5%, 5/01/30 ............................ 855,000 784,746
Special Assessment, 2020 A-1, 4%, 5/01/40 .............................. 1,150,000 983,214
Special Assessment, 2020 A-1, 4.25%, 5/01/51 ........................... 1,960,000 1,589,755
Special Assessment, 2020 A-2, 4.2%, 5/01/35 ............................ 1,370,000 1,266,646
North River Ranch Improvement Stewardship District , Special Assessment , 2023 A-1 ,
6% , 5/01/54 ...................................................... 4,980,000 4,890,401
Orange Blossom Groves Community Development District ,
Special Assessment, 2023, 4.25%, 6/15/30 .............................. 435,000 435,473
Special Assessment, 2023, 5.25%, 6/15/43 .............................. 1,000,000 1,003,849
Special Assessment, 2023, 5.375%, 6/15/53 ............................. 1,375,000 1,369,886
b
Osceola Village Center Community Development District ,
Special Assessment, 144A, 2021, 2.875%, 5/01/31 ......................... 180,000 155,966
Special Assessment, 144A, 2021, 3.3%, 5/01/41 .......................... 370,000 280,084
Palermo Community Development District ,
Special Assessment, 2023, 5%, 6/15/43 ................................. 1,945,000 1,889,824
Special Assessment, 2023, 5.25%, 6/15/53 .............................. 1,500,000 1,460,188
Palm Coast Park Community Development District ,
Special Assessment, 2022, 5%, 5/01/42 ................................. 1,000,000 957,624
Special Assessment, 2022, 5.125%, 5/01/51 ............................. 1,500,000 1,405,944
Spring Lake - Tracts 2 & 3, Special Assessment, 2021, 2.8%, 5/01/31 ........... 350,000 300,941
Spring Lake - Tracts 2 & 3, Special Assessment, 2021, 3.125%, 5/01/41 ......... 730,000 534,691
Spring Lake - Tracts 2 & 3, Special Assessment, 2021, 4%, 5/01/52 ............ 1,210,000 932,825
Park East Community Development District , Special Assessment , 2021 , 3.15% ,
11/01/41 ........................................................ 750,000 546,331
Parkview at Long Lake Ranch Community Development District ,
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 955,000 779,807
Special Assessment, 2020, 4%, 5/01/51 ................................. 800,000 620,795
Parrish Lakes Community Development District ,
Special Assessment, 2023, 5.125%, 5/01/43 ............................. 1,500,000 1,435,866
Special Assessment, 2023, 5.4%, 5/01/53 ............................... 1,605,000 1,529,535
Parrish Plantation Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.5%, 5/01/26 ................ 195,000 184,568
Assessment Area 1, Special Assessment, 2021, 3.125%, 5/01/31 .............. 235,000 208,168
Assessment Area 1, Special Assessment, 2021, 3.5%, 5/01/41 ................ 790,000 622,100
Assessment Area 1, Special Assessment, 2021, 4%, 5/01/52 ................. 1,370,000 1,052,249
Assessment Area 2, Special Assessment, 2022, 4.75%, 5/01/32 ............... 215,000 211,603
Assessment Area 2, Special Assessment, 2022, 5.375%, 5/01/42 .............. 775,000 766,350

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Parrish Plantation Community Development District, (continued)
Assessment Area 2, Special Assessment, 2022, 5.5%, 5/01/52 ................ $ 1,245,000 $ 1,229,047
Peace Creek Community Development District ,
Assessment Area 1, Special Assessment, 2023, 4.25%, 6/15/30 ............... 350,000 349,363
Assessment Area 1, Special Assessment, 2023, 5.125%, 6/15/43 .............. 1,450,000 1,440,098
Assessment Area 1, Special Assessment, 2023, 5.375%, 6/15/53 .............. 1,595,000 1,593,780
b
Pine Isle Community Development District ,
Special Assessment, 144A, 2021, 2.375%, 12/15/26 ........................ 80,000 74,723
Special Assessment, 144A, 2021, 3%, 12/15/31 ........................... 225,000 201,146
Special Assessment, 144A, 2021, 3.25%, 12/15/41 ......................... 1,000,000 768,769
Special Assessment, 144A, 2021, 4%, 12/15/51 ........................... 1,200,000 971,795
Pine Ridge Plantation Community Development District , Special Assessment , 2020
A-2 , Refunding , 3.75% , 5/01/37 ....................................... 700,000 593,359
Preserve at South Branch Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 150,000 135,248
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 750,000 608,609
Quail Roost Community Development District ,
Expansion Area, Special Assessment, 2021, 2.2%, 12/15/26 ................. 160,000 148,488
Expansion Area, Special Assessment, 2021, 2.7%, 12/15/31 ................. 200,000 173,291
Expansion Area, Special Assessment, 2021, 3.125%, 12/15/41 ................ 990,000 746,504
Expansion Area, Special Assessment, 2021, 4%, 12/15/51 ................... 2,360,000 1,923,119
Reserve at Van Oaks Community Development District ,
Special Assessments, Special Assessment, 2023, 5.125%, 5/01/43 ............ 200,000 197,168
Special Assessments, Special Assessment, 2023, 5.375%, 5/01/53 ............ 965,000 952,926
Reunion East Community Development District ,
Assessment Area, Special Assessment, 2021, 2.4%, 5/01/26 ................. 310,000 292,821
Assessment Area, Special Assessment, 2021, 2.85%, 5/01/31 ................ 400,000 347,189
Assessment Area, Special Assessment, 2021, 3.15%, 5/01/41 ................ 1,455,000 1,101,519
Rhodine Road North Community Development District ,
Special Assessment, 2022, 2.6%, 5/01/27 ............................... 100,000 94,521
Special Assessment, 2022, 3%, 5/01/32 ................................. 190,000 169,775
Special Assessment, 2022, 3.3%, 5/01/42 ............................... 490,000 378,752
Ridge at Apopka Community Development District ,
Special Assessment, 2022, 5.375%, 5/01/42 ............................. 850,000 836,701
Special Assessment, 2022, 5.5%, 5/01/52 ............................... 2,150,000 2,088,779
River Glen Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 350,000 305,569
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 1,000,000 768,151
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,000,000 775,994
River Hall Community Development District ,
Special Assessment, 2020 A, 3.625%, 5/01/40 ............................ 1,030,000 826,909
Special Assessment, 2020 A, 3.875%, 5/01/51 ............................ 2,690,000 2,047,934
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/24 ..................... 250,000 246,796
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/25 ..................... 150,000 145,978
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/31 ..................... 1,000,000 878,955
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/36 ..................... 1,000,000 790,492
River Landing Community Development District ,
Special Assessment, 2020 A, 3%, 5/01/25 ............................... 170,000 165,470
Special Assessment, 2020 A, 3.6%, 5/01/30 .............................. 475,000 438,876
Special Assessment, 2020 A, 4.125%, 5/01/40 ............................ 850,000 740,177
Special Assessment, 2020 A, 4.35%, 5/01/51 ............................. 1,100,000 913,700
Special Assessment, 2020 B, 4.25%, 11/01/35 ............................ 895,000 811,796
g
Assessments, Special Assessment, 2023 A, 5.5%, 5/01/43 ................... 750,000 752,799
g
Assessments, Special Assessment, 2023 A, 5.75%, 5/01/53 .................. 1,000,000 1,005,939

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
River Place on the St. Lucie Community Development District ,
Special Assessment, 2001 A, 7.625%, 5/01/30 ............................ $ 910,000 $ 835,244
d
Special Assessment, 2001 B, 7.25%, 5/01/10 ............................. 35,000 1,750
Rivers Edge II Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 205,000 178,976
Special Assessment, 2021, 4%, 5/01/51 ................................. 910,000 706,155
b
Rivers Edge III Community Development District ,
Special Assessment, 144A, 2021, 2.4%, 5/01/26 .......................... 100,000 94,085
Special Assessment, 144A, 2021, 3%, 5/01/31 ............................ 300,000 262,511
Special Assessment, 144A, 2021, 3.5%, 5/01/41 .......................... 775,000 599,333
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 905,000 702,929
Rivington Community Development District ,
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 1,685,000 1,375,889
Special Assessment, 2022, 3.625%, 5/01/32 ............................. 430,000 388,191
Special Assessment, 2022, 4%, 5/01/52 ................................. 4,365,000 3,368,773
Rolling Hills Community Development District ,
Special Assessment, 2022 A-1, 4%, 5/01/52 .............................. 945,000 729,322
Special Assessment, 2022 A-2, Refunding, 3.65%, 5/01/32 ................... 1,000,000 901,810
b
Rolling Oaks Community Development District , Assessment Area , Special Assessment ,
144A, 2022 , 6.5% , 5/01/53 ........................................... 1,500,000 1,532,853
Rustic Oaks Community Development District ,
Special Assessment, 2022, 3.2%, 5/01/32 ............................... 1,000,000 872,491
Special Assessment, 2022, 3.45%, 5/01/42 .............................. 2,000,000 1,547,803
Special Assessment, 2022, 4%, 5/01/52 ................................. 3,950,000 3,045,174
Saddle Creek Preserve of Polk County Community Development District ,
Special Assessment, 2020, 3%, 6/15/30 ................................. 250,000 222,516
Special Assessment, 2020, 4%, 6/15/40 ................................. 610,000 525,203
Special Assessment, 2022, 3.1%, 12/15/32 .............................. 300,000 257,108
Special Assessment, 2022, 3.35%, 12/15/41 ............................. 485,000 368,861
Sanctuary Cove Community Development District ,
Special Assessment, 2021, 2.625%, 5/01/31 ............................. 190,000 161,214
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 400,000 292,982
Special Assessment, 2021, 4%, 5/01/52 ................................. 770,000 594,114
Sandmine Road Community Development District ,
b
Assessment Area 1, Special Assessment, 144A, 2020, 3.125%, 5/01/30 ......... 300,000 276,895
b
Assessment Area 1, Special Assessment, 144A, 2020, 3.625%, 5/01/40 ......... 1,040,000 872,745
b
Assessment Area 1, Special Assessment, 144A, 2020, 3.75%, 5/01/50 .......... 2,020,000 1,578,555
Assessment Area 2, Special Assessment, 2021, 2.3%, 11/01/26 ............... 200,000 186,949
Assessment Area 2, Special Assessment, 2021, 3%, 11/01/31 ................ 450,000 396,032
Assessment Area 2, Special Assessment, 2021, 3.3%, 11/01/41 ............... 1,180,000 913,985
Sandridge Community Development District ,
Special Assessment, 2021 A-1, 2.875%, 5/01/26 .......................... 290,000 276,734
Special Assessment, 2021 A-1, 3.4%, 5/01/31 ............................ 750,000 677,896
Special Assessment, 2021 A-1, 3.875%, 5/01/41 .......................... 730,000 602,277
Special Assessment, 2021 A-1, 4%, 5/01/51 .............................. 735,000 570,356
Sarasota National Community Development District ,
Special Assessment, 2020, Refunding, 3.5%, 5/01/31 ....................... 1,490,000 1,351,729
Special Assessment, 2020, Refunding, 4%, 5/01/39 ........................ 2,210,000 1,912,213
b
Savanna Lakes Community Development District ,
Assessment Area 1, Special Assessment, 144A, 2023, 5.125%, 6/15/43 ......... 395,000 389,397
Assessment Area 1, Special Assessment, 144A, 2023, 5.375%, 6/15/53 ......... 1,065,000 1,048,591
Sawyers Landing Community Development District ,
Special Assessment, 2021, 3.75%, 5/01/31 .............................. 1,400,000 1,275,574
Special Assessment, 2021, 4.125%, 5/01/41 ............................. 3,055,000 2,519,165

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Sawyers Landing Community Development District, (continued)
Special Assessment, 2021, 4.25%, 5/01/53 .............................. $ 6,015,000 $ 4,634,930
Scenic Highway Community Development District ,
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 470,000 425,227
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 1,230,000 1,003,167
Scenic Terrace South Community Development District ,
Special Assessment, 2022, 3.75%, 5/01/27 .............................. 500,000 485,336
Special Assessment, 2022, 4.125%, 5/01/32 ............................. 750,000 712,302
Special Assessment, 2022, 4.5%, 5/01/42 ............................... 3,305,000 2,952,263
Special Assessment, 2022, 4.625%, 5/01/53 ............................. 3,385,000 2,898,475
Sedona Point Community Development District ,
Special Assessments, Special Assessment, 2023, 4.125%, 6/15/30 ............ 75,000 74,322
Special Assessments, Special Assessment, 2023, 5%, 6/15/43 ................ 705,000 691,864
Special Assessments, Special Assessment, 2023, 5%, 6/15/53 ................ 1,185,000 1,118,265
b
Seminole County Industrial Development Authority ,
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/36 ..... 310,000 265,568
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/41 ..... 425,000 345,896
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/51 ..... 830,000 620,548
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/56 ..... 705,000 508,820
Sherwood Manor Community Development District ,
Assessment Area 2, Special Assessment, 2023, 5.5%, 5/01/43 ................ 1,695,000 1,701,336
Assessment Area 2, Special Assessment, 2023, 5.625%, 5/01/53 .............. 1,570,000 1,564,278
Shingle Creek at Bronson Community Development District ,
Special Assessment, 2021, 3.1%, 6/15/31 ............................... 375,000 331,715
Special Assessment, 2021, 3.5%, 6/15/41 ............................... 1,000,000 778,186
Silver Palms West Community Development District ,
Special Assessment, 2022, 2.6%, 6/15/27 ............................... 410,000 373,935
Special Assessment, 2022, 3%, 6/15/32 ................................. 765,000 651,327
Special Assessment, 2022, 3.25%, 6/15/42 .............................. 1,750,000 1,315,335
Silverlake Community Development District ,
Assessment Area 1, Special Assessment, 2023, 5.375%, 5/01/43 .............. 245,000 246,766
Assessment Area 1, Special Assessment, 2023, 5.5%, 5/01/53 ................ 985,000 987,934
Six Mile Creek Community Development District ,
Assessment Area 2, Special Assessment, 2020, Refunding, 3.125%, 11/01/25 .... 220,000 213,174
Assessment Area 2, Special Assessment, 2020, Refunding, 3.625%, 11/01/31 .... 500,000 454,341
Assessment Area 2, Special Assessment, 2020, Refunding, 4.125%, 11/01/40 .... 1,375,000 1,191,820
Assessment Area 2, Special Assessment, 2020, Refunding, 4.25%, 11/01/50 ..... 2,290,000 1,862,615
Assessment Area 2, Special Assessment, 2021, Refunding, 2.5%, 5/01/26 ....... 175,000 164,577
Assessment Area 2, Special Assessment, 2021, Refunding, 3.1%, 5/01/31 ....... 250,000 219,883
Assessment Area 2, Special Assessment, 2021, Refunding, 3.4%, 5/01/41 ....... 750,000 572,668
Assessment Area 2, Special Assessment, 2021, Refunding, 4%, 5/01/52 ........ 2,050,000 1,579,751
Assessment Area 3, Special Assessment, 2021, 2.5%, 5/01/26 ................ 215,000 202,306
Assessment Area 3, Special Assessment, 2021, 3%, 5/01/31 ................. 520,000 454,612
Assessment Area 3, Special Assessment, 2021, 3.4%, 5/01/41 ................ 805,000 614,664
Assessment Area 3, Special Assessment, 2021, 3.5%, 5/01/41 ................ 1,585,000 1,229,268
Assessment Area 3, Special Assessment, 2021, 4%, 5/01/51 ................. 1,200,000 932,468
Assessment Area 3, Special Assessment, 2021, 4%, 5/01/52 ................. 655,000 504,750
Somerset Community Development District ,
Special Assessment, 2022, Refunding, 4%, 5/01/32 ........................ 750,000 706,642
Special Assessment, 2022, Refunding, 4.2%, 5/01/37 ....................... 1,000,000 911,062
Sorrento Pines Community Development District ,
Assessment Area 1, Revenue, 2023, 5.25%, 5/01/43 ....................... 415,000 408,934
Assessment Area 1, Revenue, 2023, 5.5%, 5/01/53 ........................ 500,000 494,904

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
South Creek Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.875%, 6/15/31 .............. $ 175,000 $ 155,670
Assessment Area 1, Special Assessment, 2021, 3.25%, 6/15/41 ............... 500,000 387,765
Southern Groves Community Development District No. 5 ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 225,000 211,749
Special Assessment, 2021, 2.8%, 5/01/31 ............................... 405,000 348,231
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 1,100,000 805,700
Special Assessment, 2021, 4%, 5/01/48 ................................. 620,000 491,388
Special Assessment, 2022-1, 6%, 5/01/49 ............................... 1,000,000 1,013,014
b
Southshore Bay Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2021 , 3% , 5/01/33 .................................. 1,215,000 1,021,609
Stellar North Community Development District ,
Special Assessment, 2021, 2.45%, 5/01/26 .............................. 130,000 122,015
Special Assessment, 2021, 3%, 5/01/31 ................................. 250,000 218,263
Special Assessment, 2021, 3.2%, 5/01/41 ............................... 885,000 651,864
Special Assessment, 2021, 4%, 5/01/52 ................................. 2,225,000 1,716,759
b
Stillwater Community Development District ,
Special Assessment, 144A, 2021, 2.375%, 6/15/26 ......................... 300,000 281,663
Special Assessment, 144A, 2021, 3%, 6/15/31 ............................ 325,000 283,808
Special Assessment, 144A, 2021, 3.5%, 6/15/41 .......................... 1,290,000 1,008,442
b
Stonewater Community Development District ,
Special Assessment, 144A, 2021, 3%, 11/01/32 ........................... 250,000 213,320
Special Assessment, 144A, 2021, 3.3%, 11/01/41 .......................... 635,000 481,841
Stoneybrook North Community Development District , Assessment Area 2 , Special
Assessment , 2022 , Refunding , 6.375% , 11/01/52 .......................... 1,835,000 1,903,527
Stoneybrook South at Championsgate Community Development District ,
Assessment Area, Special Assessment, 2023, 4.5%, 6/15/30 ................. 110,000 110,329
Assessment Area, Special Assessment, 2023, 5.375%, 6/15/43 ............... 395,000 397,579
Assessment Area, Special Assessment, 2023, 5.5%, 6/15/53 ................. 390,000 390,885
b
Stoneybrook South Community Development District ,
Special Assessment, 144A, 2020, 3%, 12/15/30 ........................... 500,000 453,105
Special Assessment, 144A, 2020, 3.5%, 12/15/40 ......................... 1,000,000 819,021
Special Assessment, 144A, 2020, 3.75%, 12/15/50 ......................... 1,500,000 1,168,811
Storey Creek Community Development District ,
Assessment Area 2, Special Assessment, 2022, 5%, 6/15/32 ................. 240,000 242,429
Assessment Area 2, Special Assessment, 2022, 5.2%, 6/15/42 ................ 615,000 603,421
Assessment Area 2, Special Assessment, 2022, 5.375%, 6/15/52 .............. 1,000,000 969,236
Storey Drive Community Development District ,
Special Assessment, 2022, 2.55%, 6/15/27 .............................. 200,000 185,191
Special Assessment, 2022, 3%, 6/15/32 ................................. 375,000 323,352
Special Assessment, 2022, 3.25%, 6/15/42 .............................. 900,000 679,585
Special Assessment, 2022, 4%, 6/15/52 ................................. 2,000,000 1,571,393
b
Storey Park Community Development District ,
Assessment Area 4, Special Assessment, 144A, 2021, 2.875%, 6/15/31 ......... 230,000 204,452
Assessment Area 4, Special Assessment, 144A, 2021, 3.3%, 6/15/41 ........... 620,000 472,751
Summer Woods Community Development District ,
Assessment Area 2, Special Assessment, 2021, 3%, 5/01/31 ................. 155,000 136,336
Assessment Area 2, Special Assessment, 2021, 3.4%, 5/01/41 ................ 405,000 312,871
Assessment Area 3, Special Assessment, 2021, 2.5%, 5/01/26 ................ 150,000 141,766
Assessment Area 3, Special Assessment, 2021, 3.15%, 5/01/31 ............... 200,000 177,262
Assessment Area 3, Special Assessment, 2021, 3.45%, 5/01/41 ............... 725,000 561,160
Assessment Area 3, Special Assessment, 2021, 4%, 5/01/52 ................. 1,000,000 781,634
Summerstone Community Development District ,
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 165,000 154,070

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Summerstone Community Development District, (continued)
Special Assessment, 2020, 3.75%, 5/01/40 .............................. $ 700,000 $ 600,883
Special Assessment, 2020, 4%, 5/01/51 ................................. 910,000 742,006
b
Special Assessment, 144A, 2021, 2.75%, 5/01/31 ......................... 175,000 153,616
b
Special Assessment, 144A, 2021, 3.15%, 5/01/41 ......................... 700,000 532,673
b
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 1,750,000 1,426,934
Sunbridge Stewardship District ,
Del Webb Project Assessment, Special Assessment, 2022, 5%, 5/01/32 ......... 350,000 352,467
Del Webb Project Assessment, Special Assessment, 2022, 5.4%, 5/01/42 ....... 925,000 925,601
Del Webb Project Assessment, Special Assessment, 2022, 5.5%, 5/01/52 ....... 1,725,000 1,702,711
Weslyn Park Project Assessment, Special Assessment, 2022, 4.2%, 5/01/27 ..... 340,000 334,213
Weslyn Park Project Assessment, Special Assessment, 2022, 4.6%, 5/01/32 ..... 460,000 447,199
Weslyn Park Project Assessment, Special Assessment, 2022, 5.2%, 5/01/42 ..... 1,000,000 961,542
Weslyn Park Project Assessment, Special Assessment, 2022, 5.35%, 5/01/52 .... 2,000,000 1,898,557
Tamarindo Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 185,000 161,819
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 820,000 632,494
Tern Bay Community Development District ,
Special Assessment, 2022, 3.4%, 6/15/32 ............................... 1,650,000 1,467,539
Special Assessment, 2022, 4%, 6/15/42 ................................. 3,600,000 3,012,638
Special Assessment, 2022, 4%, 6/15/52 ................................. 6,500,000 5,027,741
Terreno Community Development District , Special Assessment , 2023 , 5.25% , 5/01/53
1,020,000 979,843
Timber Creek Southwest Community Development District ,
Assessment Area 2, Special Assessment, 2021, 2.35%, 12/15/26 .............. 325,000 302,104
Assessment Area 2, Special Assessment, 2021, 3%, 12/15/31 ................ 750,000 649,192
Assessment Area 2, Special Assessment, 2021, 3.3%, 12/15/41 ............... 2,175,000 1,641,546
Tohoqua Community Development District ,
Special Assessment, 2021, 2.875%, 5/01/31 ............................. 215,000 186,718
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 810,000 625,514
Tolomato Community Development District ,
Special Assessment, 2022 B, Refunding, 3%, 5/01/32 ...................... 1,500,000 1,309,746
Special Assessment, 2022 C, Refunding, 3.2%, 5/01/32 ..................... 1,500,000 1,327,648
Assessment Area 1, Special Assessment, 2022-1, 3.3%, 5/01/32 .............. 515,000 459,525
Assessment Area 1, Special Assessment, 2022-1, 4%, 5/01/52 ................ 1,970,000 1,526,997
Assessment Area 2, Special Assessment, 2022-2, 3.3%, 5/01/32 .............. 195,000 173,995
Assessment Area 2, Special Assessment, 2022-2, 4%, 5/01/51 ................ 665,000 519,162
b
Towne Park Community Development District ,
Special Assessment, 144A, 2020, 3.125%, 5/01/30 ......................... 410,000 378,424
Special Assessment, 144A, 2020, 3.625%, 5/01/40 ......................... 1,075,000 902,116
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,000,000 815,391
Tradition Community Development District No. 9 ,
Special Assessment, 2021, 2.3%, 5/01/26 ............................... 295,000 277,765
Special Assessment, 2021, 2.7%, 5/01/31 ............................... 445,000 380,877
b
Trevesta Community Development District ,
Special Assessment, 144A, 2020, 3.25%, 5/01/30 ......................... 235,000 212,642
Special Assessment, 144A, 2020, 3.75%, 5/01/40 ......................... 880,000 721,035
Triple Creek Community Development District ,
b
Special Assessment, 144A, 2021, 2.375%, 11/01/26 ........................ 145,000 134,477
b
Special Assessment, 144A, 2021, 2.875%, 11/01/31 ........................ 450,000 385,635
Special Assessment, 2021, 3%, 11/01/31 ................................ 250,000 216,532
b
Special Assessment, 144A, 2021, 3.125%, 11/01/41 ........................ 1,190,000 874,298
Special Assessment, 2021, 3.5%, 11/01/41 ............................... 740,000 575,753
Tuckers Pointe Community Development District ,
Special Assessment, 2022, 3%, 5/01/27 ................................. 255,000 239,485

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Tuckers Pointe Community Development District, (continued)
Special Assessment, 2022, 3.375%, 5/01/32 ............................. $ 565,000 $ 500,002
Special Assessment, 2022, 3.625%, 5/01/32 ............................. 4,500,000 4,050,142
Special Assessment, 2022, 4%, 5/01/42 ................................. 1,505,000 1,261,837
Special Assessment, 2022, 4%, 5/01/52 ................................. 1,500,000 1,157,654
Twisted Oaks Pointe Community Development District ,
Assessment Area 1, Special Assessment, 2023, 5.375%, 5/01/43 .............. 740,000 731,498
Assessment Area 1, Special Assessment, 2023, 5.625%, 5/01/53 .............. 500,000 494,972
Two Rivers East Community Development District ,
Special Assessment, 2023, 4.875%, 5/01/30 ............................. 200,000 199,586
Special Assessment, 2023, 5.75%, 5/01/43 .............................. 2,000,000 1,997,539
Special Assessment, 2023, 5.875%, 5/01/53 ............................. 3,465,000 3,423,895
Two Rivers North Community Development District ,
Special Assessment, 2022, 4.625%, 5/01/27 ............................. 80,000 79,320
Special Assessment, 2022, 4.875%, 5/01/32 ............................. 380,000 374,402
Special Assessment, 2022, 5.125%, 5/01/42 ............................. 1,540,000 1,487,472
Special Assessment, 2022, 5.25%, 5/01/52 .............................. 2,000,000 1,900,212
Two Rivers West Community Development District ,
Special Assessment, 2022, 6%, 5/01/43 ................................. 1,025,000 1,036,380
Special Assessment, 2022, 6.25%, 5/01/53 .............................. 1,000,000 1,010,230
b
Union Park East Community Development District ,
Assessment Area 3, Special Assessment, 144A, 2021, 2.95%, 5/01/31 .......... 95,000 82,681
Assessment Area 3, Special Assessment, 144A, 2021, 3.35%, 5/01/41 .......... 255,000 193,507
Varrea South Community Development District ,
Special Assessment, 2023, 5.125%, 5/01/43 ............................. 1,075,000 1,061,087
Special Assessment, 2023, 5.4%, 5/01/53 ............................... 1,320,000 1,310,246
V-Dana Community Development District ,
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 400,000 355,366
Special Assessment, 2021, 3.625%, 5/01/41 ............................. 1,250,000 1,005,639
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,500,000 1,171,405
b
Assessment Area 1, Special Assessment, 144A, 2020, 3.5%, 5/01/31 ........... 375,000 342,275
b
Assessment Area 1, Special Assessment, 144A, 2020, 4%, 5/01/40 ............ 1,775,000 1,539,032
Assessment Area 2, Special Assessment, 2023, 4.3%, 5/01/30 ................ 900,000 900,352
Assessment Area 2, Special Assessment, 2023, 5.25%, 5/01/43 ............... 1,815,000 1,806,040
Assessment Area 2, Special Assessment, 2023, 5.5%, 5/01/54 ................ 2,505,000 2,490,119
b
Veranda Community Development District II ,
Special Assessment, 144A, 2021, Refunding, 2.5%, 5/01/26 .................. 260,000 245,389
Special Assessment, 144A, 2021, Refunding, 3.1%, 5/01/31 .................. 395,000 347,416
Special Assessment, 144A, 2021, Refunding, 3.6%, 5/01/41 .................. 990,000 778,317
Special Assessment, 144A, 2021, Refunding, 4%, 5/01/51 ................... 1,445,000 1,121,312
Verano No. 3 Community Development District ,
Phase 1 Assessment Area, Special Assessment, 2021, 3.375%, 5/01/41 ......... 750,000 580,919
Phase 2 Assessment Area, Special Assessment, 2022, 6.45%, 11/01/42 ......... 1,000,000 1,037,767
Phase 2 Assessment Area, Special Assessment, 2022, 6.625%, 11/01/52 ........ 1,475,000 1,534,558
Verano No. 4 Community Development District ,
Astor Creek Phase 1 Assessment Area, Special Assessment, 2023, 5.375%, 5/01/43 1,020,000 1,020,337
Astor Creek Phase 1 Assessment Area, Special Assessment, 2023, 5.625%, 5/01/53 250,000 251,496
Viera Stewardship District ,
Special Assessment, 2021, 2.3%, 5/01/26 ............................... 500,000 469,204
Special Assessment, 2021, 2.8%, 5/01/31 ............................... 800,000 688,480
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 1,750,000 1,291,170
Special Assessment, 2021, 4%, 5/01/53 ................................. 1,715,000 1,315,778
Village Community Development District No. 13 ,
b
Special Assessment, 144A, 2020, 3.5%, 5/01/51 .......................... 13,560,000 9,789,348

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Village Community Development District No. 13, (continued)
Special Assessment, 2021, 2.85%, 5/01/36 .............................. $ 1,645,000 $ 1,304,672
Special Assessment, 2021, 3%, 5/01/41 ................................. 2,440,000 1,795,899
Special Assessment, 2021, 3.25%, 5/01/52 .............................. 5,400,000 3,674,549
Village Community Development District No. 14 , Special Assessment , 2022 , 5.5% ,
5/01/53 ......................................................... 14,000,000 13,980,886
Villages of Glen Creek Community Development District ,
Assessment Area 3, Special Assessment, 2022, Refunding, 2.7%, 5/01/27 ....... 30,000 27,877
Assessment Area 3, Special Assessment, 2022, Refunding, 3.15%, 5/01/32 ...... 210,000 182,877
Assessment Area 3, Special Assessment, 2022, Refunding, 3.45%, 5/01/42 ...... 550,000 416,302
Assessment Area 3, Special Assessment, 2022, Refunding, 4%, 5/01/52 ........ 1,205,000 928,971
Assessment Area 4, Special Assessment, 2022 A, 4.625%, 5/01/27 ............ 100,000 99,431
Assessment Area 4, Special Assessment, 2022 A, 4.875%, 5/01/32 ............ 250,000 247,675
Assessment Area 4, Special Assessment, 2022 A, 5.125%, 5/01/42 ............ 710,000 685,379
Assessment Area 4, Special Assessment, 2022 A, 5.25%, 5/01/53 ............. 1,250,000 1,188,474
Villamar Community Development District ,
Special Assessment, 2020, 3.2%, 5/01/30 ............................... 240,000 216,339
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 655,000 536,108
Special Assessment, 2020, 4%, 5/01/51 ................................. 1,000,000 773,773
Phase 4 Project, Special Assessment, 2022, 3.25%, 5/01/27 ................. 140,000 133,460
Phase 4 Project, Special Assessment, 2022, 3.625%, 5/01/32 ................ 250,000 225,929
Phase 4 Project, Special Assessment, 2022, 4%, 5/01/42 .................... 670,000 561,920
Phase 4 Project, Special Assessment, 2022, 4.125%, 5/01/52 ................ 500,000 394,547
Waterford Community Development District ,
Assessment Area 1, Special Assessment, 2023, 5.375%, 5/01/43 .............. 395,000 389,050
Assessment Area 1, Special Assessment, 2023, 5.6%, 5/01/53 ................ 750,000 738,191
Waterset South Community Development District , Special Assessment , 2022 , 6.1% ,
5/01/53 ......................................................... 665,000 673,422
Wellness Ridge Community Development District ,
Assessment Area 1, Special Assessment, 2023, 5.125%, 6/15/43 .............. 1,410,000 1,396,903
Assessment Area 1, Special Assessment, 2023, 5.375%, 6/15/53 .............. 1,340,000 1,335,016
West Port Community Development District ,
b
Special Assessment, 144A, 2020, 3.25%, 5/01/31 ......................... 410,000 363,199
b
Special Assessment, 144A, 2020, 3.625%, 5/01/41 ......................... 1,085,000 851,354
b
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,545,000 1,201,531
Assessment Area 1, Special Assessment, 2021, 2.4%, 5/01/26 ................ 150,000 141,205
Assessment Area 1, Special Assessment, 2021, 3%, 5/01/31 ................. 570,000 498,666
Assessment Area 1, Special Assessment, 2021, 3.4%, 5/01/41 ................ 1,470,000 1,126,639
Assessment Area 3, Special Assessment, 2022, 5.125%, 5/01/42 .............. 360,000 344,437
Assessment Area 3, Special Assessment, 2022, 5.25%, 5/01/52 ............... 585,000 551,824
West Villages Improvement District ,
Unit of Development No. 7, Special Assessment, 2021, 2.5%, 5/01/26 .......... 155,000 146,330
Unit of Development No. 7, Special Assessment, 2021, 3.125%, 5/01/31 ........ 200,000 177,197
Unit of Development No. 7, Special Assessment, 2021, 3.5%, 5/01/41 .......... 800,000 629,990
Unit of Development No. 8, Special Assessment, 2021, 2.5%, 5/01/26 .......... 120,000 113,289
Unit of Development No. 8, Special Assessment, 2021, 3.125%, 5/01/31 ........ 525,000 462,922
Unit of Development No. 8, Special Assessment, 2021, 3.5%, 5/01/41 .......... 1,000,000 780,660
Unit of Development No. 8, Special Assessment, 2021, 4%, 5/01/51 ............ 1,855,000 1,442,702
Unit of Development No. 8, Special Assessment, 2022, 5.5%, 5/01/53 .......... 1,880,000 1,856,085
Unit of Development No. 9, Special Assessment, 2023, 4.625%, 5/01/30 ........ 275,000 275,497
Unit of Development No. 9, Special Assessment, 2023, 5.375%, 5/01/43 ........ 1,500,000 1,495,383
Unit of Development No. 9, Special Assessment, 2023, 5.625%, 5/01/53 ........ 2,005,000 2,012,447
Westside Haines City Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 190,000 179,935
Special Assessment, 2021, 3%, 5/01/31 ................................. 350,000 308,065

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Westside Haines City Community Development District, (continued)
Special Assessment, 2021, 3.25%, 5/01/41 .............................. $ 1,000,000 $ 760,693
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,250,000 965,343
Westview North Community Development District ,
Special Assessment, 2022, 5.75%, 6/15/42 .............................. 1,000,000 1,011,204
Special Assessment, 2022, 6%, 6/15/52 ................................. 1,250,000 1,262,979
Whispering Pines Community Development District ,
Special Assessment, 2023, 5.375%, 5/01/43 ............................. 500,000 501,690
Special Assessment, 2023, 5.5%, 5/01/53 ............................... 930,000 925,892
Willows Community Development District ,
Special Assessment, 2022, 4.7%, 5/01/29 ............................... 335,000 336,668
Special Assessment, 2022, 5.625%, 5/01/42 ............................. 1,440,000 1,462,100
Special Assessment, 2022, 5.75%, 5/01/52 .............................. 1,200,000 1,213,246
Wind Meadows South Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.4%, 5/01/26 ................ 170,000 160,032
Assessment Area 1, Special Assessment, 2021, 2.95%, 5/01/31 ............... 250,000 217,537
Assessment Area 1, Special Assessment, 2021, 3.35%, 5/01/41 ............... 940,000 717,800
Assessment Area 2, Special Assessment, 2023, 5.375%, 5/01/43 .............. 920,000 912,735
Assessment Area 2, Special Assessment, 2023, 5.625%, 5/01/53 .............. 895,000 889,819
Windward Community Development District ,
Special Assessment, 2020 A-1, 3.65%, 5/01/30 ........................... 130,000 120,435
Special Assessment, 2020 A-1, 4.25%, 5/01/40 ........................... 630,000 554,117
Special Assessment, 2020 A-1, 4.5%, 5/01/51 ............................ 495,000 417,941
Special Assessment, 2020 A-2, 4.4%, 11/01/35 ........................... 900,000 842,879
Wiregrass II Community Development District ,
Assessment Area 1, Special Assessment, 2020, 3.125%, 5/01/30 .............. 645,000 579,835
Assessment Area 1, Special Assessment, 2020, 3.7%, 5/01/40 ................ 1,680,000 1,374,687
Assessment Area 1, Special Assessment, 2020, 3.875%, 5/01/50 .............. 1,960,000 1,482,195
Assessment Area 2, Special Assessment, 2022, 5.25%, 5/01/52 ............... 1,000,000 945,890
Zephyr Lakes Community Development District ,
Assessment Area 2, Special Assessment, 2021, 2.5%, 5/01/26 ................ 135,000 127,414
Assessment Area 2, Special Assessment, 2021, 3%, 5/01/31 ................. 155,000 135,323
Assessment Area 2, Special Assessment, 2021, 3.375%, 5/01/41 .............. 660,000 505,230
Assessment Area 2, Special Assessment, 2021, 4%, 5/01/51 ................. 940,000 730,777
805,207,401
Georgia 1.1%
b
Development Authority of Cobb County (The) ,
Presbyterian Village Austell, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 12/01/39 1,825,000 1,495,926
Presbyterian Village Austell, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 12/01/49 10,760,000 7,966,700
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 B , 4.5% , 12/01/36 ................................ 10,835,000 8,780,633
Forsyth County Hospital Authority , Georgia Baptist Healthcare System Obligated
Group , Revenue , 1998 , ETM, 6.375% , 10/01/28 ........................... 5,375,000 5,878,806
b
George L Smith II Congress Center Authority ,
Signia Hotel Management LLC, Revenue, Second Tier, 144A, 2021 B, 5%, 1/01/36 2,500,000 2,306,224
Signia Hotel Management LLC, Revenue, Second Tier, 144A, 2021 B, 5%, 1/01/54 10,000,000 8,075,344
Main Street Natural Gas, Inc. ,
Revenue, 2007 A, 5.5%, 9/15/25 ...................................... 5,000,000 5,099,559
Revenue, 2007 A, 5.5%, 9/15/27 ...................................... 4,000,000 4,164,646
Revenue, 2007 A, 5.5%, 9/15/28 ...................................... 10,000,000 10,526,555
54,294,393

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Idaho 0.3%
Idaho Housing & Finance Association , Revenue , 2010 A , 7% , 2/01/36 ............
$ 13,305,000 $ 13,330,724
Illinois 1.5%
Illinois Finance Authority ,
b
DePaul College Prep, Revenue, 144A, 2023 A, Refunding, 5.5%, 8/01/43 ........ 500,000 504,611
b
DePaul College Prep, Revenue, 144A, 2023 A, Refunding, 5.625%, 8/01/53 ...... 2,055,000 2,024,014
b
McKinley Foundation at University of Illinois (The), Revenue, 144A, 2021 A,
Refunding, 5.125%, 11/01/55 ....................................... 13,560,000 11,259,337
b
McKinley Foundation at University of Illinois (The), Revenue, 144A, 2021 B, 7%,
11/01/37 ....................................................... 4,190,000 4,100,536
Plymouth Place Obligated Group, Revenue, 2022 A, 6.75%, 5/15/58 ........... 3,000,000 3,045,873
Westminster Village, Inc. Obligated Group, Revenue, 2018 A, Refunding, 5%,
5/01/48 ........................................................ 4,030,000 3,093,474
Westminster Village, Inc. Obligated Group, Revenue, 2018 A, Refunding, 5.25%,
5/01/48 ........................................................ 10,000,000 8,019,192
Westminster Village, Inc. Obligated Group, Revenue, 2018 A, Refunding, 5.5%,
5/01/53 ........................................................ 10,810,000 8,777,198
Metropolitan Pier & Exposition Authority ,
Revenue, 1996, ETM, 7%, 7/01/26 ..................................... 3,900,000 4,101,100
Revenue, 2010 B-1, Refunding, AGMC Insured, Zero Cpn., 6/15/45 ............ 18,100,000 6,325,336
State of Illinois ,
GO, 2022 C, 5.5%, 10/01/40 ......................................... 6,250,000 6,960,202
GO, 2022 C, 5.5%, 10/01/44 ......................................... 4,645,000 5,081,898
b
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020 C , Refunding , 5% , 12/01/50 ....... 10,750,000 8,628,219
b
Village of Lincolnwood , North Lincoln Redevelopment Project Area , COP , 144A, 2021
A , 4.82% , 1/01/41 ................................................. 1,535,000 1,394,743
Village of Villa Park , Garden Station Redevelopment Area , Tax Allocation , 2021 , Zero
Cpn., 12/31/38 .................................................... 1,815,000 1,357,057
74,672,790
Indiana 0.5%
b
City of Anderson , Sweet Galilee at the Wigwam LLC , Revenue , 144A, 2020 A , 5.375% ,
1/01/40 ......................................................... 2,740,000 2,192,498
b
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 A , 5% , 8/01/41 .. 4,065,000 3,055,480
b
City of Jeffersonville , Vivera Senior Living of Columbus LLC , Revenue , 144A, 2020 A ,
5.25% , 11/01/40 ................................................... 4,500,000 3,524,236
b
City of Valparaiso , Green Oaks of Valparaiso LLC , Revenue , 144A, 2021 , 5.375% ,
12/01/41 ........................................................ 3,650,000 2,793,715
Indiana Finance Authority ,
Greencroft Goshen Obligated Group, Revenue, 2013 A, Refunding, 7%, 11/15/43 .. 5,000,000 5,058,638
University of Evansville, Revenue, 2022 B, 7%, 9/01/32 ..................... 4,000,000 3,788,266
b
Indiana Housing & Community Development Authority , Vita of Marion LLC , Revenue ,
144A, 2021 A , 5.25% , 4/01/41 ........................................ 4,750,000 3,723,463
24,136,296
Iowa 0.3%
Iowa Finance Authority ,
Iowa Fertilizer Co. LLC, Revenue, 2022, Refunding, 5%, 12/01/50 ............. 6,000,000 6,027,019
Lifespace Communities, Inc. Obligated Group, Revenue, 2018 A, 5%, 5/15/48 .... 1,970,000 1,426,496
Northcrest Obligated Group, Revenue, 2018 A, 5%, 3/01/48 .................. 7,500,000 6,318,071
13,771,586
Kansas 0.0%
†
Wyandotte County-Kansas City Unified Government , Revenue , 2018 , 4.5% , 6/01/40 .
1,570,000 1,435,358

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky 0.6%
Kentucky Public Transportation Infrastructure Authority ,
Revenue, First Tier, 2013 C, Zero Cpn., 7/01/39 ........................... $ 10,000,000 $ 11,372,455
Revenue, First Tier, 2013 C, Zero Cpn., 7/01/43 ........................... 5,000,000 5,680,186
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 19,650,000 12,936,898
29,989,539
Louisiana 1.5%
Juban Trails Community Development District ,
Special Assessment, 2022, 3.375%, 6/01/27 ............................. 100,000 94,099
Special Assessment, 2022, 4.25%, 6/01/51 .............................. 1,235,000 1,018,815
Lakeshore Villages Master Community Development District ,
Special Assessment, 2021, 2.375%, 6/01/26 ............................. 365,000 341,439
Special Assessment, 2021, 2.875%, 6/01/31 ............................. 695,000 597,053
Special Assessment, 2021, 3.2%, 6/01/41 ............................... 2,730,000 2,140,570
Special Assessment, 2021, 4%, 6/01/51 ................................. 2,035,000 1,622,371
Special Assessment, 2022, 5.375%, 6/01/42 ............................. 730,000 731,288
Special Assessment, 2022, 5.5%, 6/01/52 ............................... 1,425,000 1,424,955
b
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
GOMESA, Revenue, 144A, 2018, 5.375%, 11/01/38 ........................ 2,230,000 2,312,984
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 4%, 12/01/40 ........................................... 2,970,000 2,380,352
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 4.25%, 12/01/50 ........................................ 5,665,000 4,331,389
Parish of Jefferson, Revenue, 144A, 2019, 4%, 11/01/44 .................... 2,650,000 2,348,680
Parish of Lafourche, Revenue, 144A, 2019, 3.95%, 11/01/43 ................. 4,316,730 3,776,001
Parish of St. John the Baptist, Revenue, 144A, 2019, 3.9%, 11/01/44 ........... 2,260,000 1,946,094
Parish of St. Martin, Revenue, 144A, 2019, 4.4%, 11/01/44 ................... 5,910,000 5,550,444
Parish of Vermilion, Revenue, 144A, 2019, 4.625%, 11/01/38 ................. 1,820,000 1,826,418
Patriot Services Group Obligated Group, Revenue, 144A, 2021 C, 5.5%, 10/01/61 . 6,300,000 4,974,417
Provident Group - ULM Properties LLC, Revenue, 144A, 2019 A, 5%, 7/01/54 .... 4,000,000 3,032,073
Terrebonne Parish Consolidated Government, Revenue, 144A, 2018, 5.5%, 11/01/39 1,685,000 1,756,876
b
Louisiana Public Facilities Authority ,
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.375%, 1/01/40 5,000,000 4,889,812
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 4,500,000 4,329,705
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-2, 7%, 1/01/57 ... 10,000,000 9,649,384
Parish of Beauregard , OfficeMax, Inc. , Revenue , 2002 , Refunding , 6.8% , 2/01/27 ...
13,990,000 14,020,751
St. Tammany Parish Finance Authority ,
Christwood Obligated Group, Revenue, 2014, Refunding, 5.25%, 11/15/29 ....... 1,200,000 1,181,935
Christwood Obligated Group, Revenue, 2014, Refunding, 5.25%, 11/15/37 ....... 1,650,000 1,535,987
77,813,892
Maryland 0.1%
City of Baltimore ,
Harbor Point Special Taxing District, Revenue, 2016, Refunding, 5%, 6/01/36 ..... 1,250,000 1,255,770
Harbor Point Special Taxing District, Revenue, 2016, Refunding, 5.125%, 6/01/43 . 2,500,000 2,480,431
County of Frederick ,
Oakdale-Lake Linganore Development District, Special Tax, 2019, Refunding, 3.25%,
7/01/29 ........................................................ 750,000 699,123
Oakdale-Lake Linganore Development District, Special Tax, 2019, Refunding, 3.75%,
7/01/39 ........................................................ 1,410,000 1,226,450
b
Technology Park Project TIF Development District, Special Tax, 144A, 2020 B,
Refunding, 4.625%, 7/01/43 ........................................ 1,155,000 1,115,974

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
County of Frederick, (continued)
Urbana Community Development Authority, Special Tax, 2020 B, Refunding, 4%,
7/01/40 ........................................................ $ 355,000 $ 321,366
7,099,114
Massachusetts 0.0%
†
b
Massachusetts Development Finance Agency , North Hill Communities, Inc. Obligated
Group , Revenue , 144A, 2013 A , Pre-Refunded , 6.25% , 11/15/28 .............. 1,284,000 1,298,666
Michigan 0.5%
City of Detroit , Great Lakes Water Authority Sewage Disposal System , Revenue,
Second Lien , 2006 B , NATL Insured , 5% , 7/01/36 .......................... 15,000 15,019
City of Ecorse , GO , 2011 , 6.5% , 11/01/35 .................................
1,815,000 1,818,311
Kalamazoo Economic Development Corp. ,
b
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/31 .................................................... 900,000 846,727
b
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/51 .................................................... 3,015,000 2,334,578
Heritage Community of Kalamazoo Obligated Group, Revenue, 2020 A, 5%, 5/15/43 1,120,000 954,760
Heritage Community of Kalamazoo Obligated Group, Revenue, 2020 A, 5%, 5/15/55 8,860,000 6,991,278
b
Michigan Finance Authority ,
Thomas M Cooley Law School, Revenue, 144A, 2014, Refunding, 6%, 7/01/24 ... 1,300,000 1,295,504
Thomas M Cooley Law School, Revenue, 144A, 2014, 6.75%, 7/01/44 .......... 3,805,000 3,644,221
b
Michigan Strategic Fund ,
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/31 .................................................... 710,000 667,973
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/41 .................................................... 895,000 751,999
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/51 .................................................... 1,380,000 1,068,563
Michigan Tobacco Settlement Finance Authority , Michigan Finance Authority Tobacco
Settlement , Revenue , 2007 B , Zero Cpn., 6/01/52 ......................... 26,990,000 3,100,176
23,489,109
Minnesota 0.1%
City of Minneapolis ,
Ecumen Mill City Quarter LLC, Revenue, 2015, 5.25%, 11/01/45 .............. 2,800,000 2,449,373
Ecumen Mill City Quarter LLC, Revenue, 2015, 5.375%, 11/01/50 .............. 1,000,000 876,402
b
Scott County Community Development Agency , Spero BP Senior LLC , Revenue , 144A,
2022 B , 6.25% , 8/01/37 ............................................. 1,300,000 1,211,104
4,536,879
Mississippi 0.5%
b
Mississippi Development Bank ,
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/34 900,000 821,359
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/35 800,000 721,636
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/36 850,000 755,062
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/41 3,000,000 2,483,167
Mississippi Home Corp. ,
b
Revenue, 144A, 2023 A-2, 12%, 12/01/33 ............................... 875,000 864,035
b
Revenue, 144A, 2023 B-2, 8%, 12/01/38 ................................ 4,390,000 4,315,387
b
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4.5%, 6/01/62 . 7,000,000 5,063,582
b
Patriot Services Group Obligated Group, Revenue, 144A, 2021 C-5, 5.1%, 6/01/62 8,000,000 5,938,173

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Mississippi (continued)
Mississippi Home Corp., (continued)
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
4.65%, 6/01/62 .................................................. $ 5,515,000 $ 4,107,339
25,069,740
Missouri 0.3%
Cape Girardeau County Industrial Development Authority ,
SoutheastHEALTH Obligated Group, Revenue, 2016 A, Refunding, 6%, 3/01/33 ... 3,885,000 4,006,494
SoutheastHEALTH Obligated Group, Revenue, 2017 A, Refunding, 5%, 3/01/29 ... 250,000 255,893
City of Maryland Heights , Tax Allocation , 2020 , 4.125% , 11/01/38 ...............
2,500,000 2,092,370
Kirkwood Industrial Development Authority ,
Ashfield Active Living & Wellness Communities, Inc. Obligated Group, Revenue,
2017 A, Refunding, 5.25%, 5/15/42 ................................... 1,000,000 800,879
Ashfield Active Living & Wellness Communities, Inc. Obligated Group, Revenue,
2017 A, Refunding, 5.25%, 5/15/50 ................................... 3,500,000 2,629,678
Stoddard County Industrial Development Authority , SoutheastHEALTH Obligated
Group , Revenue , 2016 B , Refunding , 6% , 3/01/37 ......................... 3,600,000 3,713,958
13,499,272
Nevada 1.2%
City of Henderson ,
Local Improvement District No. T-16, Special Assessment, 2005, 5.125%, 3/01/25 . 615,000 569,359
Local Improvement District No. T-18, Special Assessment, 2016, Refunding, 4%,
9/01/32 ........................................................ 1,740,000 1,631,444
City of Las Vegas ,
Special Improvement District No. 610, Special Assessment, 2018, 5%, 6/01/48 .... 8,015,000 7,979,805
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/33 .... 185,000 171,790
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/34 .... 185,000 169,937
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/35 .... 185,000 168,147
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/40 .... 450,000 393,881
Special Improvement District No. 611, Special Assessment, 2020, 4.125%, 6/01/50 1,145,000 950,821
Special Improvement District No. 612 Skye Hills, Special Assessment, 2020, 3.5%,
6/01/35 ........................................................ 205,000 169,237
Special Improvement District No. 612 Skye Hills, Special Assessment, 2020, 4%,
6/01/50 ........................................................ 1,000,000 780,724
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/27 ... 1,355,000 1,373,068
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/30 ... 1,570,000 1,584,383
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/35 ... 995,000 999,988
Special Improvement District No. 814, Special Assessment, 2019, 4%, 6/01/39 .... 440,000 393,027
Special Improvement District No. 814, Special Assessment, 2019, 4%, 6/01/44 .... 715,000 606,150
Special Improvement District No. 815, Special Assessment, 2020, 4.75%, 12/01/40 995,000 950,768
Special Improvement District No. 816, Special Assessment, 2021, 2.75%, 6/01/33 . 520,000 418,374
Special Improvement District No. 816, Special Assessment, 2021, 2.75%, 6/01/36 . 830,000 630,856
Special Improvement District No. 816, Special Assessment, 2021, 3%, 6/01/41 .... 650,000 468,460
Special Improvement District No. 816, Special Assessment, 2021, 3.125%, 6/01/51 1,425,000 908,531
b
City of North Las Vegas ,
Special Improvement District No. 66, Special Assessment, 144A, 2022, 5.75%,
6/01/47 ........................................................ 1,600,000 1,567,386
Special Improvement District No. 66, Special Assessment, 144A, 2022, 6%, 6/01/52 1,800,000 1,803,713
b
City of Reno , Sales Tax , Revenue , 144A, 2018 C , Refunding , Zero Cpn., 7/01/58 .... 16,000,000 2,034,053
County of Clark ,
Special Improvement District No. 128, Special Assessment, 2001-2007, 5%, 2/01/26 790,000 790,941
Special Improvement District No. 128, Special Assessment, 2001-2007, 5.05%,
2/01/31 ........................................................ 980,000 980,699
Special Improvement District No. 159, Special Assessment, 2015, 5%, 8/01/35 .... 2,090,000 2,104,233

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nevada (continued)
Henderson Local Improvement Districts ,
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch,
Special Assessment, 2022, 3%, 9/01/36 ............................... $ 315,000 $ 234,304
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch,
Special Assessment, 2022, 3.5%, 9/01/45 .............................. 750,000 534,304
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch,
Special Assessment, 2022, 4%, 9/01/51 ............................... 500,000 388,496
b
State of Nevada Department of Business & Industry ,
Fulcrum Sierra Biofuels LLC, Revenue, 144A, 2017, 5.875%, 12/15/27 .......... 8,964,578 9,158,136
Fulcrum Sierra Biofuels LLC, Revenue, 144A, 2017, 6.25%, 12/15/37 ........... 9,000,000 8,065,292
Tahoe-Douglas Visitors Authority ,
Revenue, 2020, 5%, 7/01/33 ......................................... 2,190,000 2,255,883
Revenue, 2020, 5%, 7/01/40 ......................................... 3,475,000 3,426,081
Revenue, 2020, 5%, 7/01/51 ......................................... 7,250,000 6,972,390
61,634,661
New Hampshire 0.2%
New Hampshire Business Finance Authority ,
Caritas Acquisitions VII LLC, Revenue, 2020 A, 3.75%, 8/15/30 ............... 100,000 91,771
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.125%, 8/15/40 .............. 2,545,000 2,146,190
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.25%, 8/15/46 ............... 2,860,000 2,336,080
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.5%, 8/15/55 ................ 5,940,000 4,834,083
9,408,124
New Jersey 1.6%
New Jersey Economic Development Authority ,
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/32 .......... 500,000 499,979
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/37 .......... 2,150,000 2,109,454
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/47 .......... 2,200,000 2,021,083
United Airlines, Inc., Revenue, 1999, 5.25%, 9/15/29 ....................... 12,500,000 12,532,526
United Airlines, Inc., Revenue, 2003, 5.5%, 6/01/33 ........................ 8,480,000 8,570,209
b
White Horse HMT Urban Renewal LLC, Revenue, 144A, 2020, 5%, 1/01/40 ...... 3,000,000 2,142,206
New Jersey Transportation Trust Fund Authority , Revenue , 2008 A , Zero Cpn.,
12/15/38 ........................................................ 46,750,000 24,437,796
Tobacco Settlement Financing Corp. ,
Revenue, 2018 A, Refunding, 5.25%, 6/01/46 ............................. 7,000,000 7,284,371
Revenue, 2018 B, Refunding, 5%, 6/01/46 ............................... 25,000,000 25,120,583
84,718,207
New Mexico 0.1%
Lower Petroglyphs Public Improvement District ,
Special Tax, 2018, Refunding, 5%, 10/01/33 .............................. 500,000 484,284
Special Tax, 2018, Refunding, 5%, 10/01/38 .............................. 450,000 423,195
Special Tax, 2018, Refunding, 5%, 10/01/48 .............................. 1,205,000 1,093,198
b
Winrock Town Center Tax Increment Development District No. 1 ,
Tax Allocation, Senior Lien, 144A, 2022, Refunding, 4%, 5/01/33 .............. 1,000,000 880,111
Tax Allocation, Senior Lien, 144A, 2022, Refunding, 4.25%, 5/01/40 ............ 2,750,000 2,292,817
5,173,605
New York 5.4%
Metropolitan Transportation Authority ,
Revenue, 2016 A-1, 5.25%, 11/15/56 ................................... 4,765,000 4,805,185
Revenue, 2020 A-1, 5%, 11/15/48 ..................................... 7,000,000 7,153,542
Revenue, 2020 C-1, 4.75%, 11/15/45 ................................... 13,220,000 13,383,649
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 37,695,000 38,492,698

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Metropolitan Transportation Authority, (continued)
Revenue, 2020 C-1, 5.25%, 11/15/55 ................................... $ 39,500,000 $ 40,793,305
Revenue, 2020 D, 4%, 11/15/50 ....................................... 30,000,000 27,196,581
New York Liberty Development Corp. ,
b
3 World Trade Center LLC, Revenue, 144A, 2014, 2, Refunding, 5.375%, 11/15/40 . 15,000,000 15,027,531
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 39,725,000 44,525,278
New York Transportation Development Corp. ,
American Airlines, Inc., Revenue, 2020, Refunding, 5.25%, 8/01/31 ............ 10,380,000 10,705,963
American Airlines, Inc., Revenue, 2020, Refunding, 5.375%, 8/01/36 ........... 14,950,000 15,094,782
American Airlines, Inc., Revenue, 2021, Refunding, 2.25%, 8/01/26 ............ 1,570,000 1,469,853
Laguardia Gateway Partners LLC, Revenue, 2016 A, 5%, 7/01/46 ............. 41,785,000 40,698,101
b
Rockland Tobacco Asset Securitization Corp. , Revenue , 144A, 2005 A , Zero Cpn.,
8/15/45 ......................................................... 59,000,000 16,312,550
275,659,018
North Carolina 0.0%
†
North Carolina Medical Care Commission , Maryfield, Inc. Obligated Group , Revenue ,
2015 , Refunding , 5% , 10/01/30 ....................................... 1,290,000 1,278,217
North Dakota 0.3%
County of Burleigh ,
University of Mary, Revenue, 2016, 5.1%, 4/15/36 ......................... 2,800,000 2,682,531
University of Mary, Revenue, 2016, 5.2%, 4/15/46 ......................... 3,130,000 2,827,606
b,d
County of Grand Forks ,
Red River Biorefinery LLC, Revenue, 144A, 2021 A, 6.625%, 12/15/31 .......... 2,875,000 1,581,250
Red River Biorefinery LLC, Revenue, 144A, 2021 A, 7%, 12/15/43 ............. 14,000,000 7,700,000
14,791,387
Ohio 3.0%
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 B-2 , 2 ,
Refunding , 5% , 6/01/55 ............................................. 35,200,000 32,613,050
City of Centerville , Graceworks Lutheran Services Obligated Group , Revenue , 2017 ,
Refunding , 5.25% , 11/01/50 .......................................... 5,000,000 4,261,026
Cleveland-Cuyahoga County Port Authority ,
b
Flats East Bank TIF District, Tax Allocation, 144A, 2021 B, Refunding, 4.5%, 12/01/55 1,500,000 1,304,536
b
Flats East Bank TIF District, Tax Allocation, Senior Lien, 144A, 2021 A, Refunding,
4%, 12/01/55 ................................................... 1,250,000 1,050,227
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.25%, 12/01/38 ..... 700,000 706,647
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.5%, 12/01/43 ...... 700,000 708,923
County of Fairfield , Fairfield Medical Center Obligated Group , Revenue , 2013 ,
Refunding , 5% , 6/15/43 ............................................. 10,000,000 8,758,139
County of Franklin ,
Wesley Communities Obligated Group, Revenue, 2020, Refunding, 5.25%, 11/15/40 2,910,000 2,614,762
Wesley Communities Obligated Group, Revenue, 2020, Refunding, 5.25%, 11/15/55 8,800,000 7,360,779
County of Washington ,
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2022, Refunding,
6.625%, 12/01/42 ................................................ 10,000,000 10,038,757
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2022, Refunding, 6.75%,
12/01/52 ....................................................... 17,000,000 16,794,230
Ohio Higher Educational Facility Commission ,
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,360,000 1,242,832
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,205,000 1,080,535
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,570,000 2,254,047

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , 5.75% ,
2/15/35 ......................................................... $ 35,000,000 $ 41,205,297
Southeastern Ohio Port Authority ,
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5%,
12/01/35 ....................................................... 1,000,000 902,384
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5%,
12/01/43 ....................................................... 1,000,000 808,155
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5.5%,
12/01/43 ....................................................... 1,300,000 1,144,515
b
State of Ohio ,
Aultman Health Foundation Obligated Group, Revenue, 144A, 2018, Refunding, 5%,
12/01/38 ....................................................... 5,000,000 4,621,491
Aultman Health Foundation Obligated Group, Revenue, 144A, 2018, Refunding, 5%,
12/01/48 ....................................................... 15,195,000 13,462,565
152,932,897
Oklahoma 0.1%
Tulsa County Industrial Authority ,
Montereau Obligated Group, Revenue, 2017, Refunding, 5.25%, 11/15/37 ....... 1,000,000 1,011,433
Montereau Obligated Group, Revenue, 2017, Refunding, 5.25%, 11/15/45 ....... 6,500,000 6,382,123
7,393,556
Oregon 0.4%
Clackamas County Hospital Facility Authority ,
Rose Villa, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5.125%, 11/15/40 . 500,000 474,283
Rose Villa, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5.25%, 11/15/50 .. 1,250,000 1,144,902
Rose Villa, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5.375%, 11/15/55 . 1,500,000 1,380,634
Hospital Facilities Authority of Multnomah County Oregon ,
Mirabella at South Waterfront, Revenue, 2014 A, Refunding, 5.4%, 10/01/44 ..... 3,000,000 2,618,626
Mirabella at South Waterfront, Revenue, 2014 A, Refunding, 5.5%, 10/01/49 ..... 5,500,000 4,760,865
Polk County Hospital Facility Authority , Dallas Mennonite Retirement Community
Obligated Group , Revenue , 2020 A , 5.125% , 7/01/55 ....................... 3,500,000 2,738,571
Yamhill County Hospital Authority ,
Friendsview Manor Obligated Group, Revenue, 2016 A, Refunding, 5%, 11/15/51 .. 4,325,000 3,188,137
Friendsview Manor Obligated Group, Revenue, 2021 A, Refunding, 5%, 11/15/56 .. 6,115,000 4,392,227
20,698,245
Pennsylvania 1.8%
b
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 144A, 2017, 5%, 5/01/32 .................................... 11,975,000 12,127,196
Revenue, 144A, 2018, 5%, 5/01/42 .................................... 3,245,000 3,163,500
Revenue, 144A, 2018, 5.375%, 5/01/42 ................................. 5,000,000 5,005,087
Revenue, 144A, 2022, 5.25%, 5/01/42 .................................. 6,175,000 6,080,149
b
Chester County Industrial Development Authority ,
Borough of Phoenixville Steelpointe Neighborhood Improvement District, Special
Assessment, 144A, 2020, 4.75%, 3/01/50 .............................. 4,245,000 3,503,134
Woodlands at Greystone Neighborhood Improvement District, Special Assessment,
144A, 2018, 5%, 3/01/38 ........................................... 325,000 315,385
Woodlands at Greystone Neighborhood Improvement District, Special Assessment,
144A, 2018, 5.125%, 3/01/48 ....................................... 1,000,000 925,883
Dallas Area Municipal Authority , Misericordia University , Revenue , 2019 , Refunding ,
5% , 5/01/48 ...................................................... 4,000,000 3,699,287
Franklin County Industrial Development Authority ,
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/38 ... 1,000,000 868,982
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/43 ... 1,200,000 982,463

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Franklin County Industrial Development Authority, (continued)
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/48 ... $ 4,600,000 $ 3,603,680
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/53 ... 3,050,000 2,325,604
Menno-Haven, Inc. Obligated Group, Revenue, 2019, 5%, 12/01/54 ............ 1,000,000 762,295
Lancaster County Hospital Authority ,
Brethren Village Obligated Group, Revenue, 2017, Refunding, 5.125%, 7/01/37 ... 1,000,000 915,773
Brethren Village Obligated Group, Revenue, 2017, Refunding, 5.25%, 7/01/41 .... 3,500,000 3,180,197
Lehigh County Industrial Development Authority ,
Seven Generations Charter School, Revenue, 2021 A, 4%, 5/01/31 ............ 680,000 628,418
Seven Generations Charter School, Revenue, 2021 A, 4%, 5/01/51 ............ 2,385,000 1,702,612
Pennsylvania Turnpike Commission ,
Revenue, B-2, Zero Cpn., 12/01/37 .................................... 20,000,000 18,510,622
Revenue, B-2, Zero Cpn., 12/01/40 .................................... 25,075,000 22,878,628
Philadelphia Authority for Industrial Development , Evangelical Services for the Aging
Obligated Group , Revenue , A , Refunding , 5% , 7/01/49 ...................... 3,000,000 2,376,531
93,555,426
South Carolina 1.1%
b
Greenville Housing Authority , Revenue , 144A, 2023 B , 8.375% , 5/01/47 .......... 10,600,000 10,238,891
South Carolina Jobs-Economic Development Authority ,
b
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn., 6/01/37 14,400,000 9,506,842
b
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn., 6/01/52 25,550,000 16,117,254
b
FAH Pelham LLC, Revenue, 144A, 2023 B, II, 7.5%, 8/01/47 ................. 9,565,000 9,233,397
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2017, 5%,
4/01/52 ........................................................ 1,750,000 1,423,422
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2018 A,
Refunding, 5%, 4/01/48 ............................................ 3,500,000 2,909,384
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2018 A,
Refunding, 5.25%, 4/01/53 ......................................... 11,000,000 9,273,190
58,702,380
South Dakota 0.2%
City of Sioux Falls ,
Dow Rummel Village, Revenue, 2016, Refunding, 5%, 11/01/46 ............... 7,110,000 6,008,802
Dow Rummel Village, Revenue, 2017, 5%, 11/01/42 ........................ 3,000,000 2,554,514
8,563,316
Tennessee 1.3%
b
Cleveland Housing Authority ,
Cleveland Forward Phase One LLC, Revenue, 144A, 2022 B, 6.25%, 4/01/41 .... 1,000,000 947,771
Cleveland Forward Phase Two LLC, Revenue, 144A, 2022 B, 6.25%, 4/01/41 .... 1,000,000 947,772
Johnson City Health & Educational Facilities Board ,
Ballad Health Obligated Group, Revenue, 2000 A, Refunding, NATL Insured, Zero
Cpn., 7/01/27 ................................................... 19,365,000 16,518,829
Ballad Health Obligated Group, Revenue, 2000 A, Refunding, NATL Insured, Zero
Cpn., 7/01/28 ................................................... 19,400,000 15,954,040
Ballad Health Obligated Group, Revenue, 2000 A, Refunding, NATL Insured, Zero
Cpn., 7/01/29 ................................................... 19,365,000 15,337,946
Ballad Health Obligated Group, Revenue, 2000 A, Refunding, NATL Insured, Zero
Cpn., 7/01/30 ................................................... 19,370,000 14,733,604
b
Nashville Metropolitan Development & Housing Agency , Fifth + Broadway
Redevelopment Area , Tax Allocation , 144A, 2018 , 5.125% , 6/01/36 ............ 900,000 910,866
65,350,828

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 9.5%
Cedar Bayou Navigation District , Special Assessment , 2020 , 6% , 9/15/51 .........
$ 7,500,000 $ 6,165,240
Central Texas Regional Mobility Authority ,
Revenue, 2010, Zero Cpn., 1/01/35 .................................... 3,000,000 1,874,197
Revenue, 2010, Zero Cpn., 1/01/37 .................................... 2,500,000 1,365,500
Revenue, 2010, Zero Cpn., 1/01/38 .................................... 2,405,000 1,230,509
Revenue, 2010, Zero Cpn., 1/01/39 .................................... 2,545,000 1,227,304
b
City of Anna ,
Hurricane Creek Public Improvement District, Special Assessment, 144A, 2022,
5.75%, 9/01/42 .................................................. 972,000 972,591
Hurricane Creek Public Improvement District, Special Assessment, 144A, 2022, 6%,
9/01/52 ........................................................ 1,907,000 1,904,177
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
3.75%, 9/15/31 .................................................. 300,000 255,187
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
4.5%, 9/15/31 ................................................... 157,000 143,855
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
4%, 9/15/41 .................................................... 867,000 726,114
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
4.25%, 9/15/51 .................................................. 1,406,000 1,144,914
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
5%, 9/15/51 .................................................... 503,000 449,262
b
City of Aubrey ,
Jackson Ridge Public Improvement District, Special Assessment, 144A, 2022,
5.25%, 9/01/32 .................................................. 852,000 861,404
Jackson Ridge Public Improvement District, Special Assessment, 144A, 2022, 6%,
9/01/45 ........................................................ 1,803,000 1,836,540
City of Celina ,
b
Celina Hills Public Improvement District, Special Assessment, 144A, 2022, 4.875%,
9/01/42 ........................................................ 804,000 753,410
b
Celina Hills Public Improvement District, Special Assessment, 144A, 2022, 5%,
9/01/51 ........................................................ 1,120,000 1,017,757
b
Creeks of Legacy Public Improvement District, Special Assessment, 144A, 2020,
4.25%, 9/01/40 .................................................. 230,000 204,827
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/01/31 .................................................. 215,000 201,973
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
4.25%, 9/01/41 .................................................. 500,000 431,768
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
5.25%, 9/01/41 .................................................. 370,000 358,556
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
4.5%, 9/01/50 ................................................... 605,000 514,970
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
5.5%, 9/01/50 ................................................... 500,000 487,622
b
Hillside Village Public Improvement District, Special Assessment, 144A, 2022, 2.75%,
9/01/27 ........................................................ 290,000 257,749
b
Hillside Village Public Improvement District, Special Assessment, 144A, 2022,
3.125%, 9/01/32 ................................................. 231,000 189,370
b
Hillside Village Public Improvement District, Special Assessment, 144A, 2022,
3.375%, 9/01/42 ................................................. 866,000 641,660
b
Mosaic Public Improvement District, Special Assessment, 144A, 2023, 4.375%,
9/01/30 ........................................................ 405,000 400,764
b
Mosaic Public Improvement District, Special Assessment, 144A, 2023, 5.125%,
9/01/43 ........................................................ 1,225,000 1,188,121
b
Mosaic Public Improvement District, Special Assessment, 144A, 2023, 5.5%, 9/01/53 1,851,000 1,805,553
North Sky Public Improvement District, Special Assessment, 2023, 4.375%, 9/01/30 440,000 438,083

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Celina, (continued)
b
North Sky Public Improvement District, Special Assessment, 144A, 2023, 4.875%,
9/01/30 ........................................................ $ 228,000 $ 227,021
North Sky Public Improvement District, Special Assessment, 2023, 5.375%, 9/01/43 812,000 805,006
North Sky Public Improvement District, Special Assessment, 2023, 5.625%, 9/01/52 1,005,000 994,938
b
North Sky Public Improvement District, Special Assessment, 144A, 2023, 6.125%,
9/01/52 ........................................................ 999,000 989,491
b
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 2.75%, 9/01/26 ............................................. 145,000 135,656
b
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 3.5%, 9/01/26 .............................................. 245,000 233,602
b
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 3.25%, 9/01/31 ............................................. 150,000 132,803
b
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 4%, 9/01/31 ................................................ 473,000 440,837
b
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 3.5%, 9/01/41 .............................................. 1,205,000 985,205
b
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 4.25%, 9/01/41 ............................................. 2,015,000 1,776,462
b
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 4.5%, 9/01/51 .............................................. 2,501,000 2,143,260
b
Sutton Fields East Public Improvement District, Special Assessment, 144A, 2022,
3.25%, 9/01/27 .................................................. 227,000 206,787
b
Sutton Fields East Public Improvement District, Special Assessment, 144A, 2022,
3.625%, 9/01/32 ................................................. 336,000 291,223
b
Sutton Fields East Public Improvement District, Special Assessment, 144A, 2022,
4%, 9/01/43 .................................................... 1,009,000 845,564
b
Sutton Fields East Public Improvement District, Special Assessment, 144A, 2022,
4.125%, 9/01/51 ................................................. 1,033,000 841,629
b
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2020,
4.125%, 9/01/50 ................................................. 1,795,000 1,459,038
b
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2022,
2.875%, 9/01/27 ................................................. 115,000 103,110
b
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2022,
3.25%, 9/01/32 .................................................. 250,000 207,980
b
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2022, 3.5%,
9/01/42 ........................................................ 1,175,000 885,839
b
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2022, 4%,
9/01/51 ........................................................ 7,000,000 5,604,788
b
Ten Mile Creek Public Improvement District, Special Assessment, 144A, 2023,
4.75%, 9/01/30 .................................................. 491,000 491,611
b
Ten Mile Creek Public Improvement District, Special Assessment, 144A, 2023, 5.5%,
9/01/30 ........................................................ 234,000 234,283
b
Ten Mile Creek Public Improvement District, Special Assessment, 144A, 2023, 5.5%,
9/01/42 ........................................................ 1,169,000 1,171,615
b
Ten Mile Creek Public Improvement District, Special Assessment, 144A, 2023,
6.25%, 9/01/42 .................................................. 801,000 802,705
b
Ten Mile Creek Public Improvement District, Special Assessment, 144A, 2023,
5.75%, 9/01/52 .................................................. 1,494,000 1,497,288
b
Ten Mile Creek Public Improvement District, Special Assessment, 144A, 2023, 6.5%,
9/01/52 ........................................................ 1,300,000 1,302,721
b
Wells North Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/01/40 ........................................................ 425,000 349,211
b
Wells North Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 498,000 402,119
b
Wells South Public Improvement District, Special Assessment, 144A, 2020, 3.125%,
9/01/30 ........................................................ 150,000 134,340

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Celina, (continued)
b
Wells South Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/40 ........................................................ $ 350,000 $ 305,692
b
Wells South Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 965,000 783,293
b
Wells South Public Improvement District, Special Assessment, 144A, 2021, 3%,
9/01/31 ........................................................ 158,000 135,977
b
Wells South Public Improvement District, Special Assessment, 144A, 2021, 3.375%,
9/01/41 ........................................................ 379,000 298,856
b
Wells South Public Improvement District, Special Assessment, 144A, 2022, 5.5%,
9/01/42 ........................................................ 490,000 490,932
b
Wells South Public Improvement District, Special Assessment, 144A, 2022, 5.625%,
9/01/52 ........................................................ 1,314,000 1,307,315
b
City of Crandall ,
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/15/31 ........................................................ 409,000 372,524
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/15/31 .................................................. 161,000 149,627
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021,
4.25%, 9/15/41 .................................................. 1,000,000 871,088
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021, 5%,
9/15/41 ........................................................ 1,144,000 1,069,582
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021,
4.5%, 9/15/51 ................................................... 2,000,000 1,694,488
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021,
5.25%, 9/15/51 .................................................. 750,000 697,835
River Ridge Public Improvement District, Special Assessment, 144A, 2022, 5.5%,
9/15/32 ........................................................ 528,000 540,845
River Ridge Public Improvement District, Special Assessment, 144A, 2022, 6.125%,
9/15/32 ........................................................ 306,000 311,828
River Ridge Public Improvement District, Special Assessment, 144A, 2022, 6.125%,
9/15/52 ........................................................ 5,000,000 5,123,896
River Ridge Public Improvement District, Special Assessment, 144A, 2022, 6.75%,
9/15/52 ........................................................ 1,750,000 1,814,464
b
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue , 144A, 2022 B , Zero
Cpn., 12/01/62 .................................................... 173,445,000 12,165,831
b
City of Dayton ,
Westpointe Public Improvement District, Special Assessment, Junior Lien, 144A,
2022 B, 5.75%, 9/01/52 ............................................ 1,464,000 1,443,457
Westpointe Public Improvement District, Special Assessment, Senior Lien, 144A,
2022 A, 4.875%, 9/01/32 ........................................... 269,000 262,914
Westpointe Public Improvement District, Special Assessment, Senior Lien, 144A,
2022 A, 5.125%, 9/01/42 ........................................... 764,000 737,257
Westpointe Public Improvement District, Special Assessment, Senior Lien, 144A,
2022 A, 5.25%, 9/01/52 ............................................ 1,000,000 951,214
b
City of DeSoto , Danieldale Homestead Public Improvement District , Special
Assessment , 144A, 2023 , 5.5% , 9/15/50 ................................ 1,430,000 1,371,439
b
City of Elmendorf ,
Hickory Ridge Public Improvement District, Special Assessment, 144A, 2021,
3.375%, 9/01/31 ................................................. 398,000 328,461
Hickory Ridge Public Improvement District, Special Assessment, 144A, 2021, 3.75%,
9/01/41 ........................................................ 1,205,000 929,177
Hickory Ridge Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 1,172,000 921,719

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Fate ,
Monterra Public Improvement District, Special Assessment, 144A, 2021, 2.75%,
8/15/26 ........................................................ $ 400,000 $ 368,203
Monterra Public Improvement District, Special Assessment, 144A, 2021, 3.375%,
8/15/31 ........................................................ 711,000 612,949
Monterra Public Improvement District, Special Assessment, 144A, 2021, 3.75%,
8/15/41 ........................................................ 1,871,000 1,521,781
Monterra Public Improvement District, Special Assessment, 144A, 2021, 4%, 8/15/51 1,765,000 1,425,248
Williamsburg East Public Improvement District, Revenue, 144A, 2020, 4.125%,
8/15/30 ........................................................ 665,000 616,978
Williamsburg East Public Improvement District, Revenue, 144A, 2020, 4.625%,
8/15/40 ........................................................ 1,163,000 1,042,709
Williamsburg East Public Improvement District, Revenue, 144A, 2020, 4.875%,
8/15/50 ........................................................ 1,772,000 1,567,772
Williamsburg East Public Improvement District, Special Assessment, 144A, 2020,
3.375%, 8/15/30 ................................................. 125,000 110,105
Williamsburg East Public Improvement District, Special Assessment, 144A, 2020,
3.875%, 8/15/40 ................................................. 691,000 566,668
Williamsburg East Public Improvement District, Special Assessment, 144A, 2020,
4.125%, 8/15/50 ................................................. 994,000 816,074
Williamsburg East Public Improvement District, Special Assessment, 144A, 2022,
5.875%, 8/15/42 ................................................. 1,617,000 1,610,783
Williamsburg East Public Improvement District, Special Assessment, 144A, 2022,
6%, 8/15/52 .................................................... 2,500,000 2,525,825
Williamsburg Public Improvement District No. 1, Special Assessment, 144A, 2022,
4.25%, 8/15/42 .................................................. 1,204,000 1,072,749
Williamsburg Public Improvement District No. 1, Special Assessment, 144A, 2022,
4.375%, 8/15/52 ................................................. 1,100,000 945,698
Williamsburg Public Improvement District No. 1, Special Assessment, 144A, 2023,
4.25%, 8/15/30 .................................................. 275,000 273,468
Williamsburg Public Improvement District No. 1, Special Assessment, 144A, 2023,
5.125%, 8/15/43 ................................................. 272,000 267,443
Williamsburg Public Improvement District No. 1, Special Assessment, 144A, 2023,
5.375%, 8/15/53 ................................................. 1,287,000 1,267,045
b
City of Ferris ,
Woodstone Public Improvement District No. 2, Special Assessment, 144A, 2022,
3.375%, 9/01/32 ................................................. 926,000 768,005
Woodstone Public Improvement District No. 2, Special Assessment, 144A, 2022,
3.75%, 9/01/42 .................................................. 1,259,000 976,753
Woodstone Public Improvement District No. 2, Special Assessment, 144A, 2022, 4%,
9/01/51 ........................................................ 1,577,000 1,251,107
b
City of Fort Worth ,
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5%, 9/01/27 ................................ 1,465,000 1,450,364
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5%, 9/01/32 ................................ 1,270,000 1,241,420
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5.125%, 9/01/37 ............................. 1,650,000 1,591,682
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/27 ................................ 1,185,000 1,173,161
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/32 ................................ 1,530,000 1,491,822
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/37 ................................ 1,975,000 1,871,822
b
City of Georgetown ,
Parks at Westhaven Public Improvement District, Special Assessment, 144A, 2022,
3.875%, 9/15/32 ................................................. 409,000 372,180

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Georgetown, (continued)
Parks at Westhaven Public Improvement District, Special Assessment, 144A, 2022,
4.125%, 9/15/42 ................................................. $ 1,060,000 $ 928,678
Parks at Westhaven Public Improvement District, Special Assessment, 144A, 2022,
4.25%, 9/15/47 .................................................. 716,000 616,550
b
City of Haslet ,
Public Improvement District No. 5, Special Assessment, 144A, 2021, 2.625%,
9/01/26 ........................................................ 279,000 255,781
Public Improvement District No. 5, Special Assessment, 144A, 2021, 3.25%, 9/01/31 150,000 126,981
Public Improvement District No. 5, Special Assessment, 144A, 2021, 3.625%,
9/01/41 ........................................................ 1,271,000 988,928
City of Horseshoe Bay ,
Escondido Public Improvement District, Special Assessment, 2020, Refunding, 3%,
10/01/30 ....................................................... 500,000 433,997
Escondido Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 10/01/33 ................................................. 435,000 369,887
City of Houston Airport System , United Airlines, Inc. , Revenue , 2021 A , 4% , 7/01/41 .
8,270,000 7,221,355
b
City of Hutto ,
Cottonwood Creek Public Improvement District, Special Assessment, 144A, 2021,
2.5%, 9/01/26 ................................................... 239,000 218,615
Cottonwood Creek Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/01/31 ................................................. 260,000 222,150
Cottonwood Creek Public Improvement District, Special Assessment, 144A, 2021,
3.5%, 9/01/41 ................................................... 1,038,000 813,155
Durango Farms Public Improvement District, Special Assessment, 144A, 2021,
2.75%, 9/01/26 .................................................. 171,000 157,688
Durango Farms Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/01/31 ........................................................ 392,000 340,383
Durango Farms Public Improvement District, Special Assessment, 144A, 2021,
3.875%, 9/01/41 ................................................. 1,000,000 813,923
Durango Farms Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/56 ........................................................ 3,479,000 2,724,617
Emory Crossing Public Improvement District, Special Assessment, 144A, 2021,
3.25%, 9/01/31 .................................................. 206,000 176,313
Emory Crossing Public Improvement District, Special Assessment, 144A, 2021,
3.625%, 9/01/41 ................................................. 519,000 412,584
Emory Crossing Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/56 ........................................................ 1,146,000 897,583
b
City of Justin ,
Timberbrook Public Improvement District No. 1, Special Assessment, 144A, 2021,
3%, 9/01/31 .................................................... 475,000 410,927
Timberbrook Public Improvement District No. 1, Special Assessment, 144A, 2021,
3.375%, 9/01/41 ................................................. 2,709,000 2,120,822
b
City of Kaufman ,
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.125%,
9/15/31 ........................................................ 230,000 193,984
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.625%,
9/15/41 ........................................................ 570,000 445,288
City of Kyle ,
b
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 3.125%,
9/01/30 ........................................................ 400,000 341,517
b
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 3.625%,
9/01/40 ........................................................ 1,310,000 1,026,976
b
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 3.5%,
9/01/44 ........................................................ 1,380,000 1,015,629
b
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 4%, 9/01/46 375,000 288,210

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Kyle, (continued)
b
6 Creeks Public Improvement District, Special Assessment, 144A, 2021, 2.75%,
9/01/26 ........................................................ $ 224,000 $ 202,635
b
6 Creeks Public Improvement District, Special Assessment, 144A, 2021, 3.375%,
9/01/31 ........................................................ 530,000 448,703
b
6 Creeks Public Improvement District, Special Assessment, 144A, 2021, 3.75%,
9/01/41 ........................................................ 1,428,000 1,110,352
b
6 Creeks Public Improvement District, Special Assessment, 144A, 2021, 4%, 9/01/46 1,000,000 799,333
b
6 Creeks Public Improvement District, Special Assessment, 144A, 2023, 5.25%,
9/01/43 ........................................................ 2,250,000 2,200,425
b
6 Creeks Public Improvement District, Special Assessment, 144A, 2023, 5.125%,
9/01/46 ........................................................ 1,179,000 1,160,802
b
6 Creeks Public Improvement District, Special Assessment, 144A, 2023, 5.5%,
9/01/47 ........................................................ 1,396,000 1,372,020
Kyle 57 Public Improvement District, Special Assessment, 2022, 4.75%, 9/01/32 .. 400,000 391,191
Kyle 57 Public Improvement District, Special Assessment, 2022, 5%, 9/01/42 ..... 2,105,000 2,012,638
b
Plum Creek North Public Improvement District, Special Assessment, 144A, 2022,
3.875%, 9/01/32 ................................................. 500,000 456,900
b
Plum Creek North Public Improvement District, Special Assessment, 144A, 2022,
4.125%, 9/01/41 ................................................. 1,185,000 1,053,463
b
Plum Creek North Public Improvement District, Special Assessment, 144A, 2022,
4.625%, 9/01/41 ................................................. 501,000 461,446
b,f
Porter Country Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2023, 5.75%, 9/01/43 .............................. 1,229,000 1,212,974
b,f
Porter Country Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2023, 6%, 9/01/53 ................................ 3,000,000 2,954,385
City of Lago Vista ,
Tessera on Lake Travis Public Improvement District, Special Assessment, 2020,
Refunding, 3.125%, 9/01/30 ........................................ 300,000 270,389
Tessera on Lake Travis Public Improvement District, Special Assessment, 2020,
Refunding, 3.75%, 9/01/42 ......................................... 1,045,000 861,376
b
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 A, Refunding, 5%, 9/01/30 ..................................... 2,000,000 1,896,668
b
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 A, Refunding, 5.125%, 9/01/35 .................................. 2,070,000 1,881,320
b
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 A, Refunding, 5.5%, 9/01/40 .................................... 2,715,000 2,433,759
b
City of Lavon ,
Elevon Public Improvement District, Special Assessment, 144A, 2022, 3.5%, 9/15/27 600,000 559,048
Elevon Public Improvement District, Special Assessment, 144A, 2022, 3.75%,
9/15/27 ........................................................ 305,000 279,358
Elevon Public Improvement District, Special Assessment, 144A, 2022, 3.875%,
9/15/32 ........................................................ 1,000,000 887,168
Elevon Public Improvement District, Special Assessment, 144A, 2022, 4.125%,
9/15/32 ........................................................ 455,000 409,640
Elevon Public Improvement District, Special Assessment, 144A, 2022, 4%, 9/15/42 2,259,000 1,906,804
Elevon Public Improvement District, Special Assessment, 144A, 2022, 4.375%,
9/15/42 ........................................................ 1,000,000 857,839
Elevon Public Improvement District, Special Assessment, 144A, 2022, 4.125%,
9/15/52 ........................................................ 5,295,000 4,260,727
Elevon Public Improvement District, Special Assessment, 144A, 2022, 4.5%, 9/15/52 1,495,000 1,243,508
Lakepointe Public Improvement District, Special Assessment, 144A, 2022, 6.125%,
9/15/52 ........................................................ 1,000,000 1,016,874

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Leander , Oak Creek Public Improvement District , Special Assessment , 2020 ,
Refunding , 3.25% , 9/01/32 ........................................... $ 530,000 $ 463,907
b
City of Liberty Hill ,
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 2.625%,
9/01/27 ........................................................ 550,000 503,936
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 3.5%,
9/01/27 ........................................................ 225,000 209,126
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 3.125%,
9/01/32 ........................................................ 750,000 646,118
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 3.875%,
9/01/32 ........................................................ 275,000 243,027
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 3.375%,
9/01/42 ........................................................ 1,771,000 1,322,279
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 4.125%,
9/01/42 ........................................................ 1,097,000 912,622
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 4.375%,
9/01/52 ........................................................ 1,705,000 1,377,290
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020,
3.125%, 9/01/30 ................................................. 250,000 217,788
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/40 ........................................................ 845,000 729,615
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/54 ........................................................ 1,890,000 1,456,680
b
City of Manor ,
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 2.5%,
9/15/26 ........................................................ 110,000 98,868
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/15/26 ................................................. 210,000 189,876
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/15/31 ................................................. 250,000 208,338
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 3.75%,
9/15/31 ........................................................ 310,000 263,694
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/15/41 ........................................................ 700,000 533,570
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/15/41 ................................................. 830,000 707,077
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/15/51 ........................................................ 1,000,000 803,655
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
4.375%, 9/15/51 ................................................. 1,225,000 1,012,823
b
City of Marble Falls ,
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
3.875%, 9/01/31 ................................................. 350,000 311,172
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
4.625%, 9/01/31 ................................................. 150,000 136,914
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/01/41 ................................................. 1,000,000 859,906
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
4.875%, 9/01/41 ................................................. 450,000 396,320
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
4.375%, 9/01/51 ................................................. 1,470,000 1,225,883
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
5.125%, 9/01/51 ................................................. 620,000 567,567
b
City of Mclendon-Chisholm ,
Sonoma Public Improvement District, Special Assessment, 144A, 2021, 2.625%,
9/15/26 ........................................................ 155,000 141,732

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Mclendon-Chisholm, (continued)
Sonoma Public Improvement District, Special Assessment, 144A, 2021, 3.625%,
9/15/41 ........................................................ $ 620,000 $ 485,382
Sonoma Public Improvement District, Special Assessment, 144A, 2021, 4%, 9/15/51 865,000 692,491
Sonoma Public Improvement District, Special Assessment, 144A, 2022, 5.375%,
9/15/32 ........................................................ 250,000 249,346
Sonoma Public Improvement District, Special Assessment, 144A, 2022, 5.75%,
9/15/52 ........................................................ 2,700,000 2,632,569
b
City of Midlothian ,
Redden Farms Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/15/31 ........................................................ 410,000 355,904
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/15/31 ................................................. 230,000 211,107
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
3.875%, 9/15/41 ................................................. 1,105,000 902,235
Redden Farms Public Improvement District, Special Assessment, 144A, 2021, 4.5%,
9/15/41 ........................................................ 420,000 370,150
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/15/51 ................................................. 1,635,000 1,335,377
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/15/51 .................................................. 610,000 524,448
Westside Preserve Public Improvement District, Special Assessment, 144A, 2022,
4.75%, 9/15/32 .................................................. 625,000 604,445
Westside Preserve Public Improvement District, Special Assessment, 144A, 2022,
5.5%, 9/15/32 ................................................... 309,000 301,521
Westside Preserve Public Improvement District, Special Assessment, 144A, 2022,
5.25%, 9/15/42 .................................................. 1,516,000 1,446,896
Westside Preserve Public Improvement District, Special Assessment, 144A, 2022,
6%, 9/15/42 .................................................... 750,000 745,683
Westside Preserve Public Improvement District, Special Assessment, 144A, 2022,
5.375%, 9/15/52 ................................................. 2,509,000 2,377,940
Westside Preserve Public Improvement District, Special Assessment, 144A, 2022,
6.125%, 9/15/52 ................................................. 1,410,000 1,408,887
b
City of New Braunfels ,
Solms Landing Public Improvement District, Special Assessment, 144A, 2021,
3.625%, 9/01/26 ................................................. 220,000 206,334
Solms Landing Public Improvement District, Special Assessment, 144A, 2021,
4.25%, 9/01/31 .................................................. 320,000 292,685
Solms Landing Public Improvement District, Special Assessment, 144A, 2021, 4.5%,
9/01/41 ........................................................ 882,000 761,571
Solms Landing Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/01/51 .................................................. 1,454,000 1,233,797
b
City of Oak Point ,
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020,
3.25%, 9/01/30 .................................................. 300,000 266,485
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020,
3.75%, 9/01/40 .................................................. 1,170,000 977,155
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 1,060,000 855,939
Wildridge Public Improvement District No. 1, Special Assessment, 144A, 2021,
2.75%, 9/01/31 .................................................. 160,000 133,695
Wildridge Public Improvement District No. 1, Special Assessment, 144A, 2021,
3.125%, 9/01/41 ................................................. 643,000 480,195
Wildridge Public Improvement District No. 1, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 987,000 799,719

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Pilot Point ,
Creekview Public Improvement District, Special Assessment, 144A, 2022, 5.25%,
9/15/32 ........................................................ $ 500,000 $ 500,650
Creekview Public Improvement District, Special Assessment, 144A, 2022, 5.75%,
9/15/32 ........................................................ 200,000 199,838
Creekview Public Improvement District, Special Assessment, 144A, 2022, 5.5%,
9/15/42 ........................................................ 1,550,000 1,526,331
Creekview Public Improvement District, Special Assessment, 144A, 2022, 5.625%,
9/15/52 ........................................................ 2,753,000 2,706,175
Creekview Public Improvement District, Special Assessment, 144A, 2022, 6.125%,
9/15/52 ........................................................ 2,078,000 2,103,173
Mobberly Public Improvement District, Special Assessment, 144A, 2022, 5.125%,
9/15/32 ........................................................ 500,000 499,595
Mobberly Public Improvement District, Special Assessment, 144A, 2022, 5.625%,
9/15/32 ........................................................ 810,000 819,226
Mobberly Public Improvement District, Special Assessment, 144A, 2022, 5.5%,
9/15/48 ........................................................ 4,026,000 3,976,886
Mobberly Public Improvement District, Special Assessment, 144A, 2022, 6%, 9/15/52 4,001,000 4,042,610
Mobberly Public Improvement District, Special Assessment, 144A, 2022, 6.5%,
9/15/52 ........................................................ 1,600,000 1,629,723
f
Mobberly Public Improvement District, Special Assessment, 144A, 2023, 5.625%,
9/15/48 ........................................................ 926,000 928,915
b
City of Plano ,
Collin Creek East Public Improvement District, Special Assessment, 144A, 2021,
4.375%, 9/15/51 ................................................. 7,750,000 6,301,394
Collin Creek West Public Improvement District, Special Assessment, 144A, 2021,
4%, 9/15/51 .................................................... 2,343,000 1,855,686
b
City of Princeton ,
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
2.875%, 9/01/25 ................................................. 97,000 93,052
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
3.375%, 9/01/30 ................................................. 180,000 162,551
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
3.875%, 9/01/40 ................................................. 650,000 546,619
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
4.125%, 9/01/50 ................................................. 930,000 767,761
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2022, 3.75%,
9/01/27 ........................................................ 201,000 193,078
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2022, 4%,
9/01/32 ........................................................ 280,000 264,764
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2022,
4.375%, 9/01/52 ................................................. 1,139,000 970,563
Brookside Public Improvement District, Special Assessment, 144A, 2021, 2.5%,
9/01/26 ........................................................ 84,000 77,165
Brookside Public Improvement District, Special Assessment, 144A, 2021, 3%,
9/01/31 ........................................................ 126,000 108,695
Brookside Public Improvement District, Special Assessment, 144A, 2021, 3.375%,
9/01/41 ........................................................ 325,000 250,375
Brookside Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 431,000 346,959
Eastridge Public Improvement District, Special Assessment, 144A, 2022, 4.75%,
9/01/32 ........................................................ 382,000 379,434
Eastridge Public Improvement District, Special Assessment, 144A, 2022, 5.125%,
9/01/42 ........................................................ 850,000 829,782
Eastridge Public Improvement District, Special Assessment, 144A, 2022, 5.25%,
9/01/52 ........................................................ 1,376,000 1,318,415

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Princeton, (continued)
Whitewing Trails Public Improvement District No. 2, Special Assessment, 144A,
2023, 4.25%, 9/01/30 ............................................. $ 250,000 $ 248,139
Whitewing Trails Public Improvement District No. 2, Special Assessment, 144A,
2023, 5.125%, 9/01/43 ............................................ 1,100,000 1,078,858
Whitewing Trails Public Improvement District No. 2, Special Assessment, 144A,
2023, 5.375%, 9/01/53 ............................................ 2,041,000 2,004,892
Winchester Public Improvement District, Special Assessment, 144A, 2020, 3.25%,
9/01/30 ........................................................ 200,000 178,871
Winchester Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/01/40 ........................................................ 470,000 387,380
Winchester Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 675,000 543,906
Winchester Public Improvement District, Special Assessment, 144A, 2021, 2.875%,
9/01/31 ........................................................ 110,000 93,836
Winchester Public Improvement District, Special Assessment, 144A, 2021, 3.25%,
9/01/41 ........................................................ 518,000 387,592
Winchester Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 616,000 493,373
Winchester Public Improvement District No. 2, Special Assessment, 144A, 2022,
4.75%, 9/01/32 .................................................. 461,000 458,243
Winchester Public Improvement District No. 2, Special Assessment, 144A, 2022,
5.125%, 9/01/42 ................................................. 1,011,000 985,363
Winchester Public Improvement District No. 2, Special Assessment, 144A, 2022,
5.25%, 9/01/52 .................................................. 2,220,000 2,135,945
b
City of Red Oak ,
Public Improvement District No. 1, Special Assessment, 144A, 2021, 2.625%,
9/15/26 ........................................................ 150,000 136,702
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.125%,
9/15/31 ........................................................ 354,000 296,524
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.375%,
9/15/41 ........................................................ 500,000 379,521
Public Improvement District No. 1, Special Assessment, 144A, 2021, 4%, 9/15/51 . 665,000 535,887
b
City of Rowlett ,
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 3.125%, 9/15/31 ............................................ 200,000 177,904
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 3.75%, 9/15/31 ............................................. 300,000 275,062
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 3.75%, 9/15/41 ............................................. 820,000 678,605
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 4.125%, 9/15/41 ............................................ 600,000 522,547
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 4%, 9/15/51 ................................................ 1,172,000 944,450
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 4.25%, 9/15/51 ............................................. 1,000,000 834,772
b
City of Royse City ,
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 3.375%,
9/15/30 ........................................................ 450,000 406,678
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 3.625%,
9/15/30 ........................................................ 225,000 202,744
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.375%,
9/15/30 ........................................................ 210,000 200,242
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 3.875%,
9/15/40 ........................................................ 1,190,000 1,002,754
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.125%,
9/15/40 ........................................................ 590,000 516,685

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Royse City, (continued)
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.875%,
9/15/40 ........................................................ $ 375,000 $ 349,009
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.125%,
9/15/50 ........................................................ 1,780,000 1,457,222
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.375%,
9/15/50 ........................................................ 715,000 608,737
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 5.125%,
9/15/50 ........................................................ 575,000 532,529
Creekshaw Public Improvement District, Special Assessment, 144A, 2022, 5.875%,
9/15/42 ........................................................ 589,000 590,610
Creekshaw Public Improvement District, Special Assessment, 144A, 2022, 6%,
9/15/52 ........................................................ 1,267,000 1,280,335
Waterscape Public Improvement District, Special Assessment, 144A, 2019, 4.75%,
9/15/49 ........................................................ 1,495,000 1,367,106
b
City of Sachse ,
Public Improvement District No. 1, Special Assessment, 144A, 2020, 3.25%, 9/15/30 405,000 355,380
Public Improvement District No. 1, Special Assessment, 144A, 2020, 3.75%, 9/15/40 1,070,000 863,764
Public Improvement District No. 1, Special Assessment, 144A, 2020, 5.375%,
9/15/40 ........................................................ 1,920,000 1,860,117
Public Improvement District No. 1, Special Assessment, 144A, 2020, 4%, 9/15/50 . 1,485,000 1,202,559
Public Improvement District No. 1, Special Assessment, 144A, 2020, 5.625%,
9/15/50 ........................................................ 2,235,000 2,163,980
Public Improvement District No. 1, Special Assessment, 144A, 2022, 7%, 9/15/52 . 750,000 766,825
City of San Marcos ,
Whisper Public Improvement District, Special Assessment, 2020, 4.375%, 9/01/25 . 260,000 260,010
Whisper Public Improvement District, Special Assessment, 2020, 4.875%, 9/01/30 . 305,000 299,559
Whisper Public Improvement District, Special Assessment, 2020, 5.375%, 9/01/40 . 1,300,000 1,284,920
Whisper Public Improvement District, Special Assessment, 2020, 5.625%, 9/01/50 . 1,300,000 1,285,402
b
Whisper South Public Improvement District, Special Assessment, 144A, 2022,
3.75%, 9/01/27 .................................................. 300,000 284,465
b
Whisper South Public Improvement District, Special Assessment, 144A, 2022, 4%,
9/01/32 ........................................................ 425,000 392,889
b
Whisper South Public Improvement District, Special Assessment, 144A, 2022,
4.25%, 9/01/42 .................................................. 1,221,000 1,048,751
b
Whisper South Public Improvement District, Special Assessment, 144A, 2022, 4.5%,
9/01/51 ........................................................ 1,621,000 1,367,347
b
City of Santa Fe ,
Mulberry Farms Public Improvement District, Special Assessment, 144A, 2022,
4.875%, 9/01/42 ................................................. 508,000 473,689
Mulberry Farms Public Improvement District, Special Assessment, 144A, 2022, 5%,
9/01/52 ........................................................ 858,000 789,933
b
City of Sinton ,
Somerset Public Improvement District No. 1, Special Assessment, 144A, 2022,
4.375%, 9/01/27 ................................................. 381,000 363,766
Somerset Public Improvement District No. 1, Special Assessment, 144A, 2022,
4.75%, 9/01/32 .................................................. 660,000 617,615
Somerset Public Improvement District No. 1, Special Assessment, 144A, 2022,
5.125%, 9/01/42 ................................................. 1,000,000 948,110
Somerset Public Improvement District No. 1, Special Assessment, 144A, 2022,
5.25%, 9/01/51 .................................................. 1,250,000 1,163,434

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Tomball , Raburn Reserve Public Improvement District , Special Assessment ,
144A, 2020 , 3.375% , 9/15/30 ......................................... $ 330,000 $ 297,572
b
City of Uhland , Watermill Public Improvement District , Special Assessment , 144A,
2022 , 6.625% , 9/01/52 .............................................. 3,000,000 3,127,993
b
City of Venus ,
Brahman Ranch Public Improvement District No. 1, Special Assessment, 144A, 2022,
6.25%, 9/15/42 .................................................. 1,000,000 1,001,277
Brahman Ranch Public Improvement District No. 1, Special Assessment, 144A, 2022,
6.5%, 9/15/52 ................................................... 1,009,000 1,015,155
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021,
2.625%, 9/15/26 ................................................. 234,000 214,986
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/15/31 ................................................. 250,000 215,328
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021,
3.375%, 9/15/41 ................................................. 1,105,000 864,045
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/15/51 ........................................................ 2,024,000 1,653,228
b
City of Waxahachie ,
North Grove Public Improvement District, Special Assessment, 144A, 2022, 5.125%,
8/15/32 ........................................................ 302,000 303,071
North Grove Public Improvement District, Special Assessment, 144A, 2022, 5.5%,
8/15/52 ........................................................ 2,395,000 2,350,407
b
Club Municipal Management District No. 1 ,
Improvement Area #2, Special Assessment, 144A, 2021, 2.5%, 9/01/26 ......... 175,000 160,527
Improvement Area #2, Special Assessment, 144A, 2021, 3%, 9/01/31 ........... 271,000 230,017
Improvement Area #2, Special Assessment, 144A, 2021, 3.25%, 9/01/41 ........ 1,012,000 769,011
b
Conroe Local Government Corp. ,
Conroe Convention Center Hotel, Revenue, Second Lien, 144A, 2021 B, 3.5%,
10/01/31 ....................................................... 450,000 379,365
Conroe Convention Center Hotel, Revenue, Second Lien, 144A, 2021 B, 5%,
10/01/50 ....................................................... 1,200,000 974,275
b
County of Hays ,
La Cima Public Improvement District, Special Assessment, 144A, 2020, 3.25%,
9/15/30 ........................................................ 100,000 87,059
La Cima Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/15/40 ........................................................ 800,000 642,137
La Cima Public Improvement District, Special Assessment, 144A, 2020, 4%, 9/15/50 1,200,000 936,521
La Cima Public Improvement District, Special Assessment, 144A, 2022, 5.75%,
9/15/52 ........................................................ 3,375,000 3,374,660
b
County of Medina ,
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/01/26 ........................................................ 135,000 123,571
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.125%,
9/01/31 ........................................................ 400,000 361,228
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.875%,
9/01/31 ........................................................ 815,000 737,688
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.5%,
9/01/41 ........................................................ 1,085,000 928,053
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 5.25%,
9/01/41 ........................................................ 780,000 722,370
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.75%,
9/01/50 ........................................................ 870,000 741,105
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 5.5%,
9/01/50 ........................................................ 1,160,000 1,082,606

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... $ 8,965,000 $ 6,530,995
Grand Parkway Transportation Corp. , Revenue , 2013 B , Zero Cpn., 10/01/45 ......
10,000,000 10,598,599
Harris County Cultural Education Facilities Finance Corp. , Brazos Presbyterian Homes
Obligated Group , Revenue , 2016 , Refunding , 5% , 1/01/48 ................... 5,000,000 4,017,838
b
Joshua Farms Municipal Management District No. 1 ,
Special Assessment, 144A, 2023, 4.375%, 9/01/30 ......................... 395,000 390,869
Special Assessment, 144A, 2023, 5.25%, 9/01/43 ......................... 1,618,000 1,568,635
Special Assessment, 144A, 2023, 5.5%, 9/01/53 .......................... 3,393,000 3,277,360
d
Mesquite Health Facilities Development Corp. ,
Christian Care Centers, Inc. Obligated Group, Revenue, 2014, Refunding, 5%,
2/15/36 ........................................................ 378,345 11,350
Christian Care Centers, Inc. Obligated Group, Revenue, 2014, Refunding, 5.125%,
2/15/42 ........................................................ 1,418,793 42,564
Christian Care Centers, Inc. Obligated Group, Revenue, 2016, Refunding, 5%,
2/15/35 ........................................................ 1,957,934 58,738
New Hope Cultural Education Facilities Finance Corp. ,
d
Cardinal Bay, Inc., Revenue, D, 6%, 7/01/26 ............................. 110,000 44,000
Cardinal Bay, Inc., Revenue, D, 7%, 7/01/51 ............................. 5,110,000 2,044,000
CHF-Collegiate Housing College Station I LLC, Revenue, 2014 A, 5%, 4/01/29 .... 2,190,000 2,177,830
CHF-Collegiate Housing College Station I LLC, Revenue, 2014 A, 5%, 4/01/46 .... 1,500,000 1,361,397
Longhorn Village Obligated Group, Revenue, 2017, Refunding, 5%, 1/01/42 ...... 5,000,000 4,490,746
Longhorn Village Obligated Group, Revenue, 2017, Refunding, 5%, 1/01/47 ...... 4,595,000 4,013,691
Morningside Ministries Obligated Group, Revenue, 2020 A, 5%, 1/01/55 ......... 4,100,000 3,233,705
NCCD-College Station Properties LLC, Revenue, A, 5%, 7/01/47 .............. 30,000,000 27,150,000
Presbyterian Village North Obligated Group, Revenue, 2018, Refunding, 5%,
10/01/39 ....................................................... 2,750,000 2,328,592
Presbyterian Village North Obligated Group, Revenue, 2018, Refunding, 5.25%,
10/01/49 ....................................................... 12,600,000 10,039,480
Presbyterian Village North Obligated Group, Revenue, 2020 A, 5.25%, 10/01/55 ... 2,500,000 1,937,138
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/39 ....................................................... 325,000 305,511
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/49 ....................................................... 1,180,000 1,034,278
Quality Senior Housing Foundation of East Texas, Inc., Revenue, Second Tier, 2019
B, 5.5%, 12/01/54 ................................................ 15,450,000 14,260,313
Quality Senior Housing Foundation of East Texas, Inc., Revenue, Third Tier, 2019 C,
6%, 12/01/54 ................................................... 6,490,000 6,024,705
Wesleyan Homes Obligated Group, Revenue, 2014, 5.5%, 1/01/43 ............ 3,200,000 2,673,541
Wesleyan Homes Obligated Group, Revenue, 2014, 5.5%, 1/01/49 ............ 1,000,000 801,504
Wesleyan Homes Obligated Group, Revenue, 2019, Refunding, 5%, 1/01/50 ..... 1,180,000 860,557
Wesleyan Homes Obligated Group, Revenue, 2019, Refunding, 5%, 1/01/55 ..... 4,400,000 3,132,194
b
North Parkway Municipal Management District No. 1 ,
Special Assessment, 144A, 2021, 3.625%, 9/15/26 ......................... 1,000,000 961,123
Special Assessment, 144A, 2021, 4.25%, 9/15/31 ......................... 1,500,000 1,439,172
Special Assessment, 144A, 2021, 4.75%, 9/15/41 ......................... 5,000,000 4,674,092
Special Assessment, 144A, 2021, 5%, 9/15/51 ............................ 4,250,000 3,918,512
City of Celina Legacy Hills Public Improvement District, Special Assessment, 144A,
2021, 3.625%, 9/15/31 ............................................ 250,000 223,537
City of Celina Legacy Hills Public Improvement District, Special Assessment, 144A,
2021, 4%, 9/15/41 ................................................ 1,000,000 862,620
City of Celina Legacy Hills Public Improvement District, Special Assessment, 144A,
2021, 4.25%, 9/15/51 ............................................. 1,160,000 976,470
North Texas Tollway Authority ,
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn., 9/01/37 .... 7,500,000 3,616,889
Special Projects System, Revenue, 2011 C, Pre-Refunded, Zero Cpn., 9/01/43 .... 10,000,000 12,332,575

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
Northwood Municipal Utility District No. 1 ,
GO, 144A, 2020, Refunding, 3.5%, 8/01/25 .............................. $ 765,000 $ 743,482
GO, 144A, 2020, Refunding, 4%, 8/01/31 ................................ 1,070,000 1,067,748
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 B , 6% , 12/01/52 .............. 5,075,000 3,840,616
d
Red River Health Facilities Development Corp. , Eden Home, Inc. Obligated Group ,
Revenue , 2012 , 7.25% , 12/15/42 ...................................... 11,000,000 6,600,000
Texas Transportation Commission ,
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn., 8/01/46 ...... 3,000,000 860,557
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn., 8/01/47 ...... 5,750,000 1,557,718
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn., 8/01/51 ...... 3,500,000 748,520
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn., 8/01/52 ...... 4,000,000 799,867
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn., 8/01/53 ...... 400,000 75,408
b
Town of Flower Mound ,
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 2.625%, 9/01/26 ........................................ 675,000 620,581
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 3.25%, 9/01/31 ......................................... 750,000 641,329
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 3.5%, 9/01/36 .......................................... 800,000 657,329
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 4%, 9/01/43 ............................................ 2,450,000 2,057,229
b
Town of Lakewood Village ,
Public Improvement District No. 1, Special Assessment, 144A, 2022, 4.75%, 9/15/32 445,000 430,683
Public Improvement District No. 1, Special Assessment, 144A, 2022, 5.25%, 9/15/42 1,400,000 1,337,768
Public Improvement District No. 1, Special Assessment, 144A, 2022, 5.375%,
9/15/52 ........................................................ 2,400,000 2,277,885
b
Town of Little Elm ,
Spiritas East Public Improvement District, Special Assessment, 144A, 2022, 3.25%,
9/01/27 ........................................................ 139,000 129,088
Spiritas East Public Improvement District, Special Assessment, 144A, 2022, 3.5%,
9/01/32 ........................................................ 205,000 175,716
Spiritas East Public Improvement District, Special Assessment, 144A, 2022, 3.75%,
9/01/42 ........................................................ 529,000 415,012
Spiritas East Public Improvement District, Special Assessment, 144A, 2022, 4%,
9/01/51 ........................................................ 509,000 402,521
Valencia Public Improvement District, Special Assessment, 144A, 2022, 6.125%,
9/01/32 ........................................................ 712,000 737,510
Valencia Public Improvement District, Special Assessment, 144A, 2022, 6.875%,
9/01/52 ........................................................ 2,700,000 2,813,927
b
Travis County Development Authority ,
County of Travis Turner's Crossing Public Improvement District, Special Assessment,
144A, 2022, 4.75%, 9/01/32 ........................................ 302,000 299,972
County of Travis Turner's Crossing Public Improvement District, Special Assessment,
144A, 2022, 5.375%, 9/01/42 ....................................... 868,000 862,777
County of Travis Turner's Crossing Public Improvement District, Special Assessment,
144A, 2022, 5.5%, 9/01/52 ......................................... 1,244,000 1,226,084
Viridian Municipal Management District ,
Viridian Public Improvement District, Special Assessment, 2020, 2.875%, 12/01/30 . 258,000 219,449
Viridian Public Improvement District, Special Assessment, 2020, 3.125%, 12/01/35 . 415,000 334,971
Viridian Public Improvement District, Special Assessment, 2020, 3.375%, 12/01/40 . 486,000 375,036
Viridian Public Improvement District, Special Assessment, 2020, 3.5%, 12/01/47 .. 835,000 615,222
486,097,972

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Utah 0.5%
Military Installation Development Authority ,
Revenue, 2021 A-1, 4%, 6/01/52 ...................................... $ 3,000,000 $ 2,175,630
Revenue, 2021 A-2, 4%, 6/01/36 ...................................... 2,250,000 1,907,717
Revenue, 2021 A-2, 4%, 6/01/41 ...................................... 7,215,000 5,739,972
Revenue, 2021 A-2, 4%, 6/01/52 ...................................... 21,745,000 15,653,273
b
Utah Charter School Finance Authority ,
Mountain West Montessori Academy, Inc., Revenue, 144A, 2020 A, 5%, 6/15/39 .. 475,000 455,268
Mountain West Montessori Academy, Inc., Revenue, 144A, 2020 A, 5%, 6/15/49 .. 825,000 748,152
26,680,012
Virginia 0.4%
Farmville Industrial Development Authority ,
Longwood Housing Foundation LLC, Revenue, 2018 A, Refunding, 5%, 1/01/43 ... 500,000 483,020
Longwood Housing Foundation LLC, Revenue, 2018 A, Refunding, 5%, 1/01/48 ... 500,000 470,992
Longwood Housing Foundation LLC, Revenue, 2020 A, Refunding, 5%, 1/01/59 ... 2,000,000 1,827,091
Henrico County Economic Development Authority ,
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2019 A, 5%,
6/01/44 ........................................................ 3,550,000 3,144,791
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2019 A, 5%,
6/01/49 ........................................................ 4,065,000 3,518,832
James City County Economic Development Authority ,
Virginia United Methodist Homes of Williamsburg, Inc. Obligated Group, Revenue,
2021 A, Refunding, 4%, 6/01/41 ..................................... 625,000 469,338
Virginia United Methodist Homes of Williamsburg, Inc. Obligated Group, Revenue,
2021 A, Refunding, 4%, 6/01/47 ..................................... 1,000,000 697,287
b
Virginia Small Business Financing Authority , P3 VB Holdings LLC , Revenue, Senior
Lien , 144A, 2023 A , 8.5% , 12/01/52 .................................... 11,000,000 10,434,369
21,045,720
Washington 1.0%
Ocean Shores Local Improvement District , Special Assessment , 2011 , 7.25% , 2/01/31
835,000 922,140
e
Washington Economic Development Finance Authority , Propeller Airports Paine Field
LLC , Revenue , A , Mandatory Put , 6.5% , 3/01/24 .......................... 23,750,000 23,605,856
b
Washington State Housing Finance Commission ,
eliseo Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 1/01/51 ........ 15,070,000 10,501,778
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
2019 A, 5%, 1/01/55 .............................................. 4,700,000 3,333,347
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
A, Refunding, 5%, 1/01/46 ......................................... 2,250,000 1,687,402
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
A, Refunding, 5%, 1/01/51 ......................................... 1,700,000 1,230,597
Spokane United Methodist Homes Obligated Group, Revenue, 144A, 2019, 5%,
1/01/55 ........................................................ 9,020,000 6,306,710
Spokane United Methodist Homes Obligated Group, Revenue, 144A, 2020 A, 5%,
1/01/51 ........................................................ 6,000,000 4,283,524
51,871,354
West Virginia 0.0%
†
b
Monongalia County Commission Excise Tax District , Revenue , 144A, 2021 B , 4.875% ,
6/01/43 ......................................................... 1,635,000 1,510,117
Wisconsin 2.6%
Public Finance Authority ,
2017 IAVF Rubix LLC, Revenue, 2020 A, 4%, 12/01/40 ..................... 1,070,000 857,568
2017 IAVF Rubix LLC, Revenue, 2020 A, 4.25%, 12/01/50 ................... 7,225,000 5,524,146

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/49 ............. $ 7,900,000 $ 7,302,671
Coral Academy of Science Las Vegas, Revenue, 2017 A, 5%, 7/01/45 .......... 2,805,000 2,779,566
Coral Academy of Science Las Vegas, Revenue, 2017 A, 5%, 7/01/53 .......... 4,345,000 4,214,120
b
Coral Academy of Science Reno, Revenue, 144A, 2022 A, 6%, 6/01/62 ......... 1,565,000 1,523,660
b
Eno River Academy, Revenue, 144A, 2020 A, 5%, 6/15/40 ................... 815,000 781,595
b
Eno River Academy, Revenue, 144A, 2020 A, 5%, 6/15/54 ................... 1,380,000 1,240,112
b
Estancia Valley Classical Academy, Revenue, 144A, 2021 A, Refunding, 4%, 7/01/41 1,000,000 753,818
b
Estancia Valley Classical Academy, Revenue, 144A, 2021 A, Refunding, 4.25%,
7/01/51 ........................................................ 4,000,000 2,852,925
b
FAH Tree House LLC, Revenue, 144A, 2023 B, 6.625%, 2/01/46 .............. 11,095,000 10,246,651
b
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/39 .. 1,230,000 1,134,548
b
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/49 .. 7,600,000 6,520,722
b
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/54 .. 1,920,000 1,617,206
b
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 13,200,000 13,181,311
b
High Desert Montessori Charter School, Revenue, 144A, 2021 A, 5%, 6/01/36 .... 300,000 278,819
b
High Desert Montessori Charter School, Revenue, 144A, 2021 A, 5%, 6/01/51 .... 1,000,000 850,836
b
High Desert Montessori Charter School, Revenue, 144A, 2021 A, 5%, 6/01/61 .... 1,275,000 1,050,890
b
Hope Housing Foundation Obligated Group, Revenue, 144A, 2022 C, 4.6%, 12/01/37 5,460,000 4,433,227
b
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 3/01/37 ............................................ 625,000 576,347
b
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 3/01/52 ............................................ 4,100,000 3,372,452
b
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2020 A,
5.25%, 3/01/45 .................................................. 1,665,000 1,470,100
b
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2020 A,
5.25%, 3/01/55 .................................................. 6,810,000 5,759,299
b
Ocean Academy Charter School, Revenue, 144A, 2021, 4%, 10/15/31 .......... 185,000 164,400
b
Ocean Academy Charter School, Revenue, 144A, 2021, 5%, 10/15/41 .......... 570,000 507,029
b
Ocean Academy Charter School, Revenue, 144A, 2021, 5%, 10/15/51 .......... 1,130,000 955,184
b
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022, Zero Cpn., 12/01/45 ... 11,680,000 6,986,288
b
Signature Preparatory, Revenue, 144A, 2021 A, 5%, 6/15/31 ................. 600,000 573,579
b
Signature Preparatory, Revenue, 144A, 2021 A, 5%, 6/15/51 ................. 2,250,000 1,885,265
b
Signature Preparatory, Revenue, 144A, 2021 A, 5%, 6/15/56 ................. 2,465,000 2,030,596
b
UHF RISE Student Housing LLC, Revenue, 144A, 2021 A-2, 5.35%, 7/01/40 ..... 3,000,000 2,489,600
b
UHF RISE Student Housing LLC, Revenue, 144A, 2021 B, 5.25%, 7/01/61 ....... 2,000,000 1,525,735
b
UMA Education, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 10/01/34 ......... 5,220,000 5,239,309
b
UMA Education, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 10/01/39 ......... 8,500,000 8,187,032
b
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 5%, 1/01/56 ............... 1,865,000 1,376,541
b,e
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-1, Mandatory Put,
3.5%, 12/01/35 .................................................. 2,000,000 1,610,475
b,e
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-2, Mandatory Put,
4%, 12/01/35 ................................................... 18,000,000 15,009,905
Wisconsin Health & Educational Facilities Authority ,
Chiara Communities, Inc., Revenue, 2018 C, 6%, 7/01/28 ................... 175,000 150,428
Chiara Communities, Inc., Revenue, 2018 C, 6.5%, 7/01/33 .................. 300,000 239,090
Chiara Communities, Inc., Revenue, 2018 C, 7%, 7/01/43 ................... 1,000,000 715,641
Chiara Communities, Inc., Revenue, 2018 C, 7.5%, 7/01/53 .................. 6,620,000 4,787,645
HOPE Christian Schools Obligated Group, Revenue, 2021, 4%, 12/01/41 ........ 850,000 651,319
HOPE Christian Schools Obligated Group, Revenue, 2021, 4%, 12/01/51 ........ 1,000,000 692,238
HOPE Christian Schools Obligated Group, Revenue, 2021, 4%, 12/01/56 ........ 1,000,000 667,445
134,767,333

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 10.1%
District of Columbia 0.8%
District of Columbia , Tobacco Settlement Financing Corp. , Revenue , 2002 , Zero Cpn.,
6/15/46 ......................................................... $ 175,000,000 $ 40,005,823
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
6,830,000 6,589,718
Puerto Rico 9.2%
Children's Trust Fund ,
Revenue, 2002, 5.5%, 5/15/39 ........................................ 6,585,000 6,585,274
Revenue, 2002, 5.625%, 5/15/43 ...................................... 2,500,000 2,514,188
Commonwealth of Puerto Rico ,
h
GO, FRN, Zero Cpn., 11/01/43 ........................................ 1 —
GO, 2022 A-1, 5.375%, 7/01/25 ....................................... 1 1
GO, 2022 A-1, 5.625%, 7/01/27 ....................................... 1,724,925 1,804,964
GO, 2022 A-1, 5.625%, 7/01/29 ....................................... 1,696,941 1,800,222
GO, 2022 A-1, 5.75%, 7/01/31 ........................................ 2,166,031 2,337,015
GO, 2022 A-1, 4%, 7/01/33 .......................................... 3,562,950 3,278,069
GO, 2022 A-1, 4%, 7/01/35 .......................................... 15,191,884 13,609,054
GO, 2022 A-1, 4%, 7/01/37 .......................................... 31,512,915 27,425,977
GO, 2022 A-1, 4%, 7/01/41 .......................................... 28,684,144 24,025,673
GO, 2022 A-1, 4%, 7/01/46 .......................................... 21,788,775 17,617,599
GO, 2022 A-1, Zero Cpn., 7/01/24 ..................................... 520,047 495,789
GO, 2022 A-1, Zero Cpn., 7/01/33 ..................................... 2,011,366 1,181,626
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
40,655,650 33,642,550
HTA CL 6 Trust , Revenue , L-2028 , 5.25% , 7/01/38 ..........................
2,023,940 2,024,868
HTA TRRB Custodial Trust , Revenue , 2007 N , 5.25% , 7/01/36 ..................
700,000 706,146
b
Puerto Rico Commonwealth Aqueduct & Sewer Authority ,
Revenue, 144A, 2021 B, Refunding, 5%, 7/01/33 .......................... 4,295,000 4,331,758
Revenue, 144A, 2021 B, Refunding, 5%, 7/01/37 .......................... 35,000,000 34,754,055
Revenue, 144A, 2021 B, Refunding, 4%, 7/01/42 .......................... 2,500,000 2,134,206
Revenue, Senior Lien, 144A, 2020 A, Refunding, 5%, 7/01/47 ................ 31,750,000 30,586,769
d
Puerto Rico Electric Power Authority ,
Revenue, 1, 10%, 1/01/21 ........................................... 6,000,000 4,380,000
Revenue, 2013 A, 7.25%, 7/01/30 ..................................... 25,000,000 18,187,500
Revenue, 2013 A, 6.75%, 7/01/36 ..................................... 29,750,000 21,605,938
Revenue, 2013 A, 7%, 7/01/43 ........................................ 5,000,000 3,637,500
Revenue, 2016 A-4, 10%, 7/01/19 ..................................... 5,500,000 4,015,000
Revenue, 2016 B-4, 10%, 7/01/19 ..................................... 5,500,000 4,015,000
Revenue, E-2, 10%, 7/01/21 ......................................... 6,000,000 4,380,000
Revenue, E-3, 10%, 1/01/22 ......................................... 1,989,500 1,452,335
Revenue, E-4, 10%, 7/01/22 ......................................... 1,989,499 1,452,334
Revenue, XX, 5.75%, 7/01/36 ........................................ 23,620,000 17,006,400
Revenue, XX, 5.25%, 7/01/40 ........................................ 10,895,000 7,817,162
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 15,240,000 15,477,851
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.55%, 7/01/40 ................................ 393,000 375,004
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 80,515,000 77,129,151
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/46 ............................. 25,400,000 6,864,319
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/51 ............................. 241,837,000 48,162,201
Sales Tax, Revenue, A-2, 4.329%, 7/01/40 ............................... 22,136,000 20,562,808

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 196 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... $ 7,495,000 $ 6,903,752
474,280,058
Total U.S. Territories .................................................................... 520,875,599
Total Municipal Bonds (Cost $5,159,835,376) ...................................
4,869,272,081
Total Long Term Investments (Cost $5,362,656,059) .............................
5,059,735,832
a
a a a a
Short Term Investments 0.5%
Municipal Bonds 0.5%
Georgia 0.0%
†
i
Development Authority of Monroe County (The) , Florida Power & Light Co. , Revenue ,
2002 , Refunding , Daily VRDN and Put , 4.08% , 9/01/37 ..................... 2,500,000 2,500,000
New York 0.3%
i
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 3.85% , 1/01/34 3,600,000 3,600,000
i
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
BB-1A , SPA State Street Bank & Trust Co. , Daily VRDN and Put , 3.98% , 6/15/49 .. 10,100,000 10,100,000
13,700,000
Ohio 0.0%
†
i
County of Allen Hospital Facilities , Bon Secours Mercy Health, Inc. , Revenue , 2010 C ,
LOC Bank of Montreal , Daily VRDN and Put , 3.98% , 6/01/34 ................. 700,000 700,000
Pennsylvania 0.2%
i
Allegheny County Higher Education Building Authority , Carnegie Mellon University ,
Revenue , 2008 A , Refunding , SPA Bank of New York Mellon (The) , Daily VRDN and
Put , 4% , 12/01/37 ................................................. 6,370,000 6,370,000
Total Municipal Bonds (Cost $23,270,000) ......................................
23,270,000
Total Short Term Investments (Cost $23,270,000 ) ................................
23,270,000
a
Total Investments (Cost $5,385,926,059) 99.2% ..................................
$5,083,005,832
Other Assets, less Liabilities 0.8% .............................................
44,072,456
Net Assets 100.0% ...........................................................
$5,127,078,288
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2023, the aggregate value of these securities was $1,626,108,553, representing 31.7% of net assets.
c
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
d
Defaulted security or security for which income has been deemed uncollectible.
e
The maturity date shown represents the mandatory put date.
f
Security purchased on a when-issued basis.
g
A portion or all of the security purchased on a delayed delivery basis.

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

h
The coupon rate shown represents the rate at period end.
i
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2023
Franklin Louisiana Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.4%
Florida 0.1%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... $ 500,000 $ 334,792
Georgia 0.3%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 1,225,000 978,597
Louisiana 92.0%
Ascension Parish School Board , GO , 2020 , 4% , 3/01/40 ......................
1,000,000 988,643
Caddo Parish Parishwide School District , GO , 2021 , AGMC Insured , 3% , 3/01/36 ...
505,000 462,419
Calcasieu Parish School District No. 23 , GO , 2019 , BAM Insured , 4% , 9/01/36 .....
670,000 677,004
Calcasieu Parish School District No. 31 ,
GO, 2018, BAM Insured, 5%, 3/01/36 ................................... 1,000,000 1,086,413
GO, 2018, BAM Insured, 5%, 3/01/38 ................................... 1,000,000 1,073,665
GO, 2019, BAM Insured, 4%, 3/01/37 ................................... 1,000,000 1,009,243
Central Community School System ,
GO, 2020, 4%, 3/01/39 ............................................. 1,125,000 1,105,190
GO, 2020, 4%, 3/01/40 ............................................. 1,190,000 1,162,369
City of Bossier City , Utilities , Revenue , 2014 , Pre-Refunded , 5% , 10/01/37 ........
1,280,000 1,307,755
City of Lafayette ,
Sales & Use Tax, Revenue, 2019 A, 5%, 5/01/44 .......................... 4,350,000 4,680,044
Sales & Use Tax, Revenue, 2020 B, 4%, 3/01/45 .......................... 5,000,000 4,893,306
City of New Orleans ,
GO, 2021 A, 5%, 12/01/39 ........................................... 6,000,000 6,390,904
Sewerage Service, Revenue, 2020 B, 5%, 6/01/45 ......................... 1,700,000 1,781,885
Sewerage Service, Revenue, 2020 B, 4%, 6/01/50 ......................... 1,300,000 1,158,760
City of Ruston , Sales Tax , Revenue , 2016 , AGMC Insured , 5% , 6/01/35 ...........
1,085,000 1,127,394
City of Shreveport ,
Water & Sewer, Revenue, 2016 B, 5%, 12/01/41 .......................... 4,000,000 4,081,234
Water & Sewer, Revenue, 2020 B, Refunding, 3%, 12/01/50 .................. 5,070,000 3,669,727
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge ,
Sales Tax , Revenue , 2020 , Refunding , AGMC Insured , 5% , 8/01/30 ............ 2,000,000 2,238,107
East Baton Rouge Sewerage Commission ,
Revenue, 2014 B, Pre-Refunded, 5%, 2/01/39 ............................ 5,000,000 5,147,351
Revenue, 2019 A, Refunding, 4%, 2/01/45 ............................... 5,000,000 4,825,917
Revenue, 2020 A, Refunding, 5%, 2/01/31 ............................... 750,000 849,215
Greater New Orleans Expressway Commission , Revenue , 2017 , AGMC Insured , 5% ,
11/01/47 ........................................................ 4,000,000 4,089,142
Jefferson Parish Consolidated Sewerage District No. 1 , Revenue , 2022 , BAM Insured ,
4% , 2/01/38 ...................................................... 1,000,000 987,576
Jefferson Parish Consolidated Waterworks District No. 2 , Revenue , 2022 , Refunding ,
BAM Insured , 4% , 2/01/40 ........................................... 5,000,000 4,889,085
Jefferson Sales Tax District , Revenue , 2017 B , AGMC Insured , 5% , 12/01/42 .......
2,250,000 2,338,066
Lafayette Consolidated Government ,
GO, 2020, Refunding, 3%, 3/01/34 ..................................... 250,000 237,471
GO, 2020, Refunding, 3%, 3/01/35 ..................................... 200,000 186,889
Lafayette Parish School Board , Sales Tax , Revenue , 2023 , 4% , 4/01/53 ..........
2,500,000 2,387,099
Livingston Parish School Board ,
Sales & Use Tax, Revenue, 2021 A, Refunding, 4%, 5/01/30 ................. 500,000 528,554
Sales & Use Tax, Revenue, 2021 A, Refunding, 4%, 5/01/31 ................. 1,300,000 1,374,284
Louisiana Correctional Facilities Corp. ,
State of Louisiana Office of Juvenile Justice, Revenue, 2021, 4%, 10/01/37 ...... 875,000 882,607
State of Louisiana Office of Juvenile Justice, Revenue, 2021, 4%, 10/01/40 ...... 1,305,000 1,264,991

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Housing Corp. ,
Revenue, 2021 B, GNMA Insured, 2.05%, 6/01/36 ......................... $ 615,000 $ 472,979
Revenue, 2021 B, GNMA Insured, 2.2%, 6/01/41 .......................... 1,965,000 1,436,399
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
a
City of New Orleans, Revenue, 144A, 2021, 4%, 11/01/46 ................... 2,000,000 1,735,751
East Ascension Parish Gravity Drainage District No. 1, Revenue, 2015, Refunding,
BAM Insured, 5%, 12/01/40 ........................................ 2,925,000 3,011,533
Entergy Louisiana LLC, Revenue, 2021 A, Refunding, 2%, 6/01/30 ............. 1,500,000 1,309,055
Entergy Louisiana LLC, Revenue, 2021 B, Refunding, 2.5%, 4/01/36 ........... 3,000,000 2,442,674
Innovative Student Facilities, Inc., Revenue, 2016 A, AGMC Insured, 4%, 10/01/33 . 800,000 809,433
Innovative Student Facilities, Inc., Revenue, 2016 A, AGMC Insured, 4%, 10/01/34 . 620,000 625,518
a
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 4.25%, 12/01/50 ........................................ 8,000,000 6,116,702
a
Parish of Assumption, Revenue, 144A, 2021, 3.875%, 11/01/45 ............... 1,000,000 844,563
a
Parish of St. Bernard, Revenue, 144A, 2021, 4%, 11/01/45 ................... 1,225,000 1,069,935
a
Parish of St. Charles, Revenue, 144A, 2022, 4.5%, 11/01/47 ................. 2,000,000 1,862,486
a
Parish of St. Tammany LA GOMESA, Revenue, 144A, 2020, 3.875%, 11/01/45 .... 2,900,000 2,449,232
a
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4%, 10/01/43 ... 250,000 188,433
a
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4.25%, 10/01/48 221,200 162,308
a
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4.5%, 10/01/53 . 309,471 227,579
a
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 5%, 10/01/61 ... 249,529 193,890
Ragin Cajun Facilities, Inc., Revenue, 2017, Refunding, AGMC Insured, 5%,
10/01/39 ....................................................... 2,680,000 2,763,281
University of Louisiana at Lafayette, Revenue, 2018, AGMC Insured, 5%, 10/01/48 3,500,000 3,559,576
University of Louisiana System, Revenue, 2019, Refunding, AGMC Insured, 4%,
8/01/34 ........................................................ 1,000,000 1,014,091
University of Louisiana System Board of Supervisors, Revenue, 2021, Refunding,
AGMC Insured, 4%, 10/01/39 ....................................... 1,060,000 1,028,548
University of Louisiana System Board of Supervisors, Revenue, 2021, Refunding,
AGMC Insured, 4%, 10/01/41 ....................................... 500,000 483,558
University of Louisiana System Board of Supervisors, Revenue, 2021, Refunding,
AGMC Insured, 4%, 10/01/43 ....................................... 500,000 478,051
University of Louisiana System Board of Supervisors, Revenue, 2022, Refunding,
4%, 5/01/30 .................................................... 1,020,000 1,052,086
University of Louisiana System Board of Supervisors, Revenue, 2022, Refunding,
4%, 5/01/31 .................................................... 1,065,000 1,099,452
University of Louisiana System Board of Supervisors, Revenue, 2022, Refunding,
4%, 5/01/32 .................................................... 1,100,000 1,119,281
University of Louisiana System Board of Supervisors, Revenue, 2022, Refunding,
4%, 5/01/33 .................................................... 1,155,000 1,174,290
Woman's Hospital Foundation, Revenue, 2017 A, Refunding, 5%, 10/01/44 ...... 5,000,000 5,086,223
Louisiana Public Facilities Authority ,
CHRISTUS Health Obligated Group, Revenue, 2018 E, 5%, 7/01/48 ........... 5,000,000 5,102,005
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2015 A, 5%, 7/01/35 .............................................. 4,965,000 5,047,422
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2015 A, Pre-Refunded, 5%, 7/01/35 .................................. 35,000 36,293
Louisiana Children's Medical Center Obligated Group, Revenue, 2015 A-1, 5%,
6/01/45 ........................................................ 10,000,000 10,204,317
Louisiana Children's Medical Center Obligated Group, Revenue, 2020 A, 4%, 6/01/50 5,000,000 4,520,760
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/46 .............................................. 6,500,000 6,580,265
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2017, 5%, 7/01/52 ................................................ 2,310,000 2,333,148
Loyola University New Orleans, Revenue, 2021, Refunding, 4%, 10/01/37 ....... 2,020,000 1,921,138
Loyola University New Orleans, Revenue, 2021, Refunding, 4%, 10/01/39 ....... 3,460,000 3,236,078

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Loyola University New Orleans, Revenue, 2021, Refunding, 4%, 10/01/41 ....... $ 2,850,000 $ 2,616,871
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/34 ........................................................ 30,000 31,488
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/47 ........................................................ 20,000 20,992
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/46 12,000,000 12,178,148
a
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 2,000,000 1,924,313
Roman Catholic Church of the Archdiocese of New Orleans, Revenue, 2017,
Refunding, 5%, 7/01/37 ............................................ 3,750,000 3,187,500
Tulane University, Revenue, 2016 A, Refunding, 5%, 12/15/41 ................ 3,000,000 3,118,170
Tulane University, Revenue, 2017 A, 4%, 12/15/50 ......................... 1,940,000 1,841,689
Tulane University, Revenue, 2017 A, Pre-Refunded, 4%, 12/15/50 ............. 60,000 62,521
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/45 ................. 1,000,000 1,056,238
Louisiana Stadium & Exposition District , Revenue , 2020 , 5% , 7/03/23 ............
1,150,000 1,150,974
Louisiana State Transportation Authority , Revenue , 2013 A , Pre-Refunded , 5% , 8/15/38
4,500,000 4,513,732
Louisiana State University & Agricultural & Mechanical College , Auxiliary , Revenue ,
2016 A , Pre-Refunded , 5% , 7/01/40 .................................... 4,500,000 4,762,355
Natchitoches Parish School District No. 9 , GO , 2018 , AGMC Insured , 5% , 3/01/38 ...
1,440,000 1,555,447
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017 A , 5% , 1/01/48 ........................................ 10,000,000 10,252,753
Parish of East Baton Rouge Capital Improvements District ,
Revenue, 2019, 4%, 8/01/44 ......................................... 2,055,000 2,007,491
Revenue, 2019, 5%, 8/01/48 ......................................... 2,500,000 2,619,825
Parish of Terrebonne ,
Sales & Use Tax, Revenue, 2020 A, 4%, 3/01/35 .......................... 1,015,000 1,022,464
Sales & Use Tax, Revenue, 2020 A, 4%, 3/01/41 .......................... 2,660,000 2,577,099
Port New Orleans Board of Commissioners ,
Revenue, 2018 A, AGMC Insured, 5%, 4/01/48 ............................ 2,750,000 2,835,327
Revenue, 2018 B, Refunding, AGMC Insured, 5%, 4/01/43 ................... 2,000,000 2,042,837
Revenue, 2020 D, 5%, 4/01/50 ........................................ 6,000,000 6,204,235
Rapides Parish Consolidated School District No. 62 , GO , 2022 , AGMC Insured , 5% ,
3/01/42 ......................................................... 1,100,000 1,182,178
St. John the Baptist , Parish School District No. 1 , GO , 2023 , 5.25% , 3/01/43 .......
3,300,000 3,422,008
St. Tammany Parish Hospital Service District No. 1 , Revenue , 2018 A , Refunding , 5% ,
7/01/48 ......................................................... 5,500,000 5,528,968
State of Louisiana ,
GO, 2016 A, 5%, 9/01/36 ............................................ 5,000,000 5,231,958
GO, 2019 A, 5%, 3/01/37 ............................................ 3,000,000 3,277,432
Gasoline & Fuels Tax, Revenue, First Lien, 2015 A, Pre-Refunded, 5%, 5/01/41 ... 3,000,000 3,097,917
Gasoline & Fuels Tax, Revenue, Second Lien, 2017 C, Refunding, 5%, 5/01/40 ... 5,000,000 5,257,256
Gasoline & Fuels Tax, Revenue, Second Lien, 2017 C, Refunding, 5%, 5/01/45 ... 10,000,000 10,413,598
Tangipahoa Parish Hospital Service District No. 1 ,
Revenue, 2021, Refunding, 4%, 2/01/35 ................................. 2,250,000 2,230,366
Revenue, 2021, Refunding, 4%, 2/01/38 ................................. 2,000,000 1,892,319
Terrebonne Levee & Conservation District , Sales Tax , Revenue , 2020 B , Refunding ,
4% , 6/01/41 ...................................................... 1,000,000 970,689
West Feliciana Parish Parishwide Consolidated School District No. 1 , GO , 2020 , 4% ,
3/01/50 ......................................................... 3,000,000 2,743,768
264,511,568
South Carolina 0.4%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 700,000 558,198

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, (continued)
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... $ 700,000 $ 556,513
1,114,711
Texas 0.7%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 450,000 460,251
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 900,000 655,649
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,250,000 927,496
2,043,396
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 700,000 558,162
Wisconsin 1.4%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 800,000 630,612
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 1,225,000 977,114
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 1,800,000 1,797,452
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 A, 6.5%, 12/01/52 ..... 500,000 491,626
3,896,804
U.S. Territories 2.3%
Puerto Rico 2.3%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 500,000 494,170
b
Revenue, WW, 5.25%, 7/01/33 ........................................ 855,000 613,463
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 585,911 563,207
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 380,763 242,561
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 651,329 397,308
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 3,500,000 3,245,409
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 1,196,000 1,145,705
6,701,823
Total U.S. Territories .................................................................... 6,701,823
Total Municipal Bonds (Cost $301,286,558) .....................................
280,139,853
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 196 .
Short Term Investments 1.3%
a a
Principal
Amount
a
Value
Municipal Bonds 1.3%
Louisiana 1.3%
c
State of Louisiana , Gasoline & Fuels Tax , Revenue, Second Lien , 2023 A-1 ,
Refunding , LOC Toronto Dominion Bank (The) , Daily VRDN and Put , 3.9% , 5/01/43 $ 3,800,000 $ 3,800,000
Total Municipal Bonds (Cost $3,800,000) .......................................
3,800,000
Total Short Term Investments (Cost $3,800,000 ) .................................
3,800,000
a
Total Investments (Cost $305,086,558) 98.7% ...................................
$283,939,853
Other Assets, less Liabilities 1.3% .............................................
3,689,971
Net Assets 100.0% ...........................................................
$287,629,824
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2023, the aggregate value of these securities was $24,684,890, representing 8.6% of net assets.
b
Defaulted security or security for which income has been deemed uncollectible.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2023
Franklin Maryland Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.4%
Georgia 0.3%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... $ 1,325,000 $ 1,058,483
Maryland 85.6%
City of Baltimore ,
Harbor Point Special Taxing District, Revenue, 2016, Refunding, 5.125%, 6/01/43 . 3,000,000 2,976,517
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/46 ..................... 5,000,000 5,164,354
Wastewater Utility Fund, Revenue, 2022 A, 5%, 7/01/38 ..................... 1,415,000 1,596,553
Wastewater Utility Fund, Revenue, 2022 A, 5%, 7/01/39 ..................... 1,495,000 1,674,773
City of Gaithersburg , Asbury Maryland Obligated Group , Revenue , 2022 , 4.5% , 1/01/42
1,500,000 1,252,910
b
County of Anne Arundel , Glenview Housing LP , Revenue , 2009 , Mandatory Put , 5% ,
1/01/27 ......................................................... 1,815,000 1,817,417
County of Baltimore , GO , 2023 , 5% , 3/01/53 ...............................
6,000,000 6,644,049
a
County of Frederick , Urbana Community Development Authority , Special Tax , 144A,
2020 C , 4% , 7/01/50 ............................................... 3,995,000 3,456,524
County of Harford ,
Beechtree Estates Development District, Tax Allocation, 2021, Refunding, 4%,
7/01/31 ........................................................ 150,000 156,786
Beechtree Estates Development District, Tax Allocation, 2021, Refunding, 4%,
7/01/36 ........................................................ 750,000 757,713
Beechtree Estates Development District, Tax Allocation, 2021, Refunding, 4%,
7/01/40 ........................................................ 675,000 651,110
County of Prince George's ,
GO, 2018 A, 4%, 7/15/35 ............................................ 5,000,000 5,165,349
GO, 2020 A, 5%, 7/15/40 ............................................ 900,000 969,987
Howard County Housing Commission ,
Revenue, 2013, 5%, 10/01/28 ........................................ 10,000,000 10,055,698
Revenue, 2016, 4%, 6/01/46 ......................................... 2,000,000 1,845,648
Revenue, 2017, 5%, 12/01/46 ........................................ 5,000,000 5,184,264
Maryland Community Development Administration ,
Housing, Revenue, 2019 D, 3%, 7/01/39 ................................ 1,500,000 1,275,886
Housing, Revenue, 2019 D, 3.2%, 7/01/44 ............................... 1,000,000 847,864
Maryland Community Development Administration Local Government Infrastructure ,
Revenue, 2017 A-1, 4%, 6/01/47 ...................................... 2,300,000 2,217,929
Revenue, 2018 A-1, 5%, 6/01/48 ...................................... 1,310,000 1,374,808
Revenue, Senior Lien, 2019 B-1, 4%, 6/01/49 ............................. 3,000,000 2,887,388
Maryland Economic Development Corp. ,
Annapolis Parking System, Revenue, Senior Lien, 2022 A, 5.25%, 6/30/53 ....... 5,000,000 5,179,124
Frostburg State University Project, Revenue, Senior Lien, 2013, Refunding, 5%,
10/01/33 ....................................................... 5,000,000 4,995,660
Morgan View & Thurgood Marshall Student Housing, Revenue, 2020, 4%, 7/01/40 . 1,000,000 948,828
Morgan View & Thurgood Marshall Student Housing, Revenue, 2020, 5%, 7/01/50 . 1,250,000 1,273,824
Morgan View & Thurgood Marshall Student Housing, Revenue, 2022 A, 6%, 7/01/58 4,620,000 5,066,741
Purple Line Transit Partners LLC, Revenue, 2022 B, 5.25%, 6/30/47 ........... 5,000,000 5,098,023
Purple Line Transit Partners LLC, Revenue, 2022 B, 5.25%, 6/30/52 ........... 5,000,000 5,087,909
University of Maryland College Park, Revenue, 2016, Refunding, AGMC Insured, 5%,
6/01/35 ........................................................ 4,225,000 4,400,588
University of Maryland College Park, Revenue, 2016, Refunding, AGMC Insured, 5%,
6/01/43 ........................................................ 3,305,000 3,376,840
University Park Phase I & II at Salisbury University, Revenue, 2013, Refunding, 5%,
6/01/34 ........................................................ 2,040,000 2,026,374
University Village at Sheppard Pratt, Revenue, 2012, Refunding, 5%, 7/01/27 ..... 1,500,000 1,500,391
University Village at Sheppard Pratt, Revenue, 2012, Refunding, 5%, 7/01/33 ..... 2,495,000 2,494,958
West Village & Millennium Hall Student Housing at Towson University, Revenue,
Senior Lien, 2012, 5%, 7/01/27 ...................................... 1,145,000 1,145,683

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group, Revenue, 2016 A, 5.5%, 1/01/46 ......... $ 9,750,000 $ 9,848,919
Adventist Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 1/01/38 ... 865,000 764,846
Adventist Healthcare Obligated Group, Revenue, 2021 B, 4%, 1/01/51 .......... 2,000,000 1,666,777
Charlestown Community, Inc., Revenue, 2016 A, Refunding, 5%, 1/01/45 ........ 4,170,000 4,232,987
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/50 .. 1,715,000 1,530,607
Goucher College, Revenue, 2017 A, Refunding, 5%, 7/01/44 ................. 7,470,000 7,645,254
Johns Hopkins Medical Institutions Parking System, Revenue, 2001, AMBAC
Insured, 5%, 7/01/27 .............................................. 655,000 659,799
Johns Hopkins Medical Institutions Parking System, Revenue, 2004, AMBAC
Insured, 5%, 7/01/34 .............................................. 5,000,000 5,036,965
LifeBridge Health Obligated Group, Revenue, 2016, Refunding, 5%, 7/01/47 ..... 4,000,000 4,040,928
LifeBridge Health Obligated Group, Revenue, 2017, Refunding, 5%, 7/01/44 ..... 2,000,000 2,040,180
Loyola University Maryland, Inc., Revenue, 2014, Refunding, 5%, 10/01/45 ...... 2,250,000 2,277,339
Loyola University Maryland, Inc., Revenue, 2019 A, Refunding, 5%, 10/01/49 ..... 2,000,000 2,092,585
Maryland Institute College of Art, Revenue, 2012, 5%, 6/01/29 ................ 1,000,000 1,000,801
Maryland Institute College of Art, Revenue, 2016, Refunding, 4%, 6/01/42 ....... 5,325,000 4,929,895
MedStar Health Obligated Group, Revenue, 1997, AMBAC Insured, ETM, 5%,
7/01/27 ........................................................ 7,240,000 7,497,305
MedStar Health Obligated Group, Revenue, 2013 A, 5%, 8/15/38 .............. 5,000,000 5,005,915
MedStar Health Obligated Group, Revenue, 2015, Refunding, 5%, 8/15/38 ....... 2,100,000 2,136,566
MedStar Health Obligated Group, Revenue, 2017 A, 5%, 5/15/45 .............. 5,000,000 5,117,046
Meritus Medical Center Obligated Group, Revenue, 2015, Refunding, 5%, 7/01/40 . 8,535,000 8,634,719
Stevenson University, Inc., Revenue, 2021 A, Refunding, 5%, 6/01/28 .......... 630,000 663,754
Stevenson University, Inc., Revenue, 2021 A, Refunding, 5%, 6/01/30 .......... 1,125,000 1,206,408
Stevenson University, Inc., Revenue, 2021 A, Refunding, 5%, 6/01/32 .......... 800,000 862,071
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/34 .......... 350,000 347,543
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/36 .......... 1,125,000 1,090,327
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/40 .......... 1,850,000 1,717,132
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/46 .......... 1,000,000 887,481
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/55 .......... 3,250,000 2,743,503
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/39 ............................................ 10,000,000 10,328,571
University of Maryland Medical System Obligated Group, Revenue, 2017 D, 4%,
7/01/48 ........................................................ 5,000,000 4,668,504
Maryland Industrial Development Financing Authority ,
McDonogh School, Inc., Revenue, 2019, Refunding, 4%, 9/01/43 .............. 1,100,000 1,064,265
McDonogh School, Inc., Revenue, 2019, Refunding, 4%, 9/01/48 .............. 610,000 570,440
Maryland Stadium Authority ,
Baltimore City Public School Construction Financing Fund, Revenue, 2016, Pre-
Refunded, 5%, 5/01/46 ............................................ 4,085,000 4,308,286
Baltimore City Public School Construction Financing Fund, Revenue, 2020 A, 5%,
5/01/50 ........................................................ 12,225,000 13,589,221
Built to Learn, Revenue, 2021, 4%, 6/01/35 .............................. 1,590,000 1,634,232
Built to Learn, Revenue, 2022 A, 4%, 6/01/47 ............................. 5,000,000 4,770,804
Maryland State Transportation Authority ,
Revenue, 2020, 4%, 7/01/45 ......................................... 4,000,000 3,886,393
Revenue, 2021 A, Refunding, 5%, 7/01/46 ............................... 4,900,000 5,336,120
State of Maryland , GO , 2022 A , 5% , 6/01/37 ...............................
10,000,000 11,444,957
State of Maryland Department of Transportation ,
Maryland Aviation Administration, Revenue, 2021 B, 5%, 8/01/46 .............. 3,000,000 3,119,149
Maryland Aviation Administration, Revenue, 2021 B, 4%, 8/01/51 .............. 3,500,000 3,220,803
Town of Chestertown ,
Washington College, Revenue, 2021 A, Refunding, 4%, 3/01/36 ............... 2,700,000 2,517,473
Washington College, Revenue, 2021 A, Refunding, 4%, 3/01/37 ............... 3,095,000 2,835,005

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Washington Suburban Sanitary Commission ,
Revenue, 2023, 4%, 6/01/49 ......................................... $ 9,500,000 $ 9,379,401
Revenue, Second Series, 2016, 4%, 6/01/43 ............................. 5,000,000 5,002,756
273,922,502
New Jersey 0.8%
New Jersey Transportation Trust Fund Authority , Revenue , 2022 BB , 4% , 6/15/39 ...
2,500,000 2,426,097
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 700,000 558,198
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 700,000 556,512
a
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn ., 6/01/52 1,350,000 851,597
1,966,307
Texas 0.7%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 550,000 562,529
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,000,000 728,499
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,300,000 964,595
2,255,623
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 700,000 558,162
Wisconsin 1.0%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 800,000 630,612
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 2,000,000 1,997,168
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 A, 6.5%, 12/01/52 ..... 500,000 491,626
3,119,406
U.S. Territories 8.2%
District of Columbia 4.1%
Washington Metropolitan Area Transit Authority ,
Dedicated, Revenue, 2020 A, 5%, 7/15/45 ............................... 2,500,000 2,705,199
Dedicated, Revenue, 2021 A, 4%, 7/15/43 ............................... 1,750,000 1,726,146
Dedicated, Revenue, 2021 A, 5%, 7/15/46 ............................... 3,000,000 3,270,278
Dedicated, Revenue, 2023 A, 5%, 7/15/43 ............................... 2,500,000 2,781,023
Dedicated, Revenue, 2023 A, 4.125%, 7/15/47 ............................ 2,500,000 2,456,901
12,939,547
Puerto Rico 4.1%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.25% , 7/01/33 ................
1,805,000 1,824,920
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 2,550,000 2,574,869
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 2,000,000 1,976,682
c
Revenue, WW, 5.5%, 7/01/38 ......................................... 1,975,000 1,419,531
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 94,046 90,402
Revenue, 2022 B, Zero Cpn ., 7/01/32 ................................... 61,117 38,934
Revenue, 2022 C, Zero Cpn ., 7/01/53 .................................. 104,547 63,773

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 196 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ $ 3,600,000 $ 3,338,135
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 1,900,000 1,820,100
13,147,346
Total U.S. Territories .................................................................... 26,086,893
Total Municipal Bonds (Cost $326,056,499) .....................................
311,393,473
a a a a
Short Term Investments 1.1%
Municipal Bonds 1.1%
Maryland 1.1%
d
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 4% ,
11/01/37 ........................................................ 2,400,000 2,400,000
d
Montgomery County Housing Opportunities Commission , Revenue , 2023 A , Refunding ,
FHA, FNMA Insured , LOC TD Bank NA , Daily VRDN and Put , 3.9% , 1/01/63 ..... 1,000,000 1,000,000
3,400,000
Total Municipal Bonds (Cost $3,400,000) .......................................
3,400,000
Total Short Term Investments (Cost $3,400,000 ) .................................
3,400,000
a
Total Investments (Cost $329,456,499) 98.5% ...................................
$314,793,473
Other Assets, less Liabilities 1.5% .............................................
5,075,208
Net Assets 100.0% ...........................................................
$319,868,681
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2023, the aggregate value of these securities was $11,295,464, representing 3.5% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Defaulted security or security for which income has been deemed uncollectible.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2023
Franklin Massachusetts Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 900,000 $ 895,321
Total Corporate Bonds (Cost $900,000) ........................................
895,321
Senior Floating Rate Interests 0.3%
Residential REITs 0.3%
a,b
Centennial Gardens LP , Delayed Draw Term Loan , 5.579% , ( 1-month USD LIBOR +
1.55% ), 1/08/24 ................................................... 1,000,000 1,017,551
Total Senior Floating Rate Interests (Cost $1,000,000) ...........................
1,017,551
Municipal Bonds 94.2%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
1,200,000 994,456
Florida 0.6%
c
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 750,000 502,187
c
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 2,000,000 1,635,000
2,137,187
Illinois 0.8%
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 12/15/42 .
1,750,000 1,630,565
State of Illinois ,
GO, 2017 D, 5%, 11/01/27 ........................................... 140,000 149,393
GO, 2020 B, 5%, 10/01/29 ........................................... 1,000,000 1,095,110
2,875,068
Massachusetts 86.9%
Acton & Boxborough Regional School District ,
GO, 5%, 3/01/33 .................................................. 2,095,000 2,353,188
GO, 3%, 3/01/34 .................................................. 1,485,000 1,433,840
GO, 3%, 3/01/35 .................................................. 2,130,000 2,024,038
Boston Water & Sewer Commission , Revenue, Senior Lien , 2014 A , Pre-Refunded ,
4% , 11/01/28 ..................................................... 4,400,000 4,452,807
City of Lowell ,
GO, 2020, Refunding, 4%, 9/01/31 ..................................... 2,000,000 2,115,291
GO, 2020, Refunding, 4%, 9/01/33 ..................................... 2,025,000 2,114,127
City of Quincy , GO , 2014 , 4% , 6/01/32 ....................................
2,565,000 2,573,887
City of Worcester , GO , 2020 A , 3% , 2/01/42 ................................
1,685,000 1,397,796
Commonwealth of Massachusetts ,
GO, 2018 A, 5%, 1/01/47 ............................................ 5,000,000 5,261,009
GO, 2022 E, 5%, 11/01/52 ........................................... 3,000,000 3,263,747
GO, A, 5.25%, 4/01/42 .............................................. 5,000,000 5,299,937
Revenue, 2005, Refunding, AGMC, NATL Insured, 5.5%, 1/01/34 .............. 11,900,000 14,054,702
Transportation Fund, Revenue, 2016 B, 4%, 6/01/45 ....................... 7,175,000 7,042,679
Transportation Fund, Revenue, 2017 A, 5%, 6/01/47 ....................... 5,000,000 5,222,762
Transportation Fund, Revenue, 2018 A, 5%, 6/01/48 ....................... 5,000,000 5,268,242
Transportation Fund, Revenue, 2019 A, 5%, 6/01/49 ....................... 1,925,000 2,047,881
Massachusetts Bay Transportation Authority ,
Sales Tax, Revenue, A, 5%, 7/01/40 .................................... 5,000,000 5,133,477
Sales Tax, Revenue, A-1, Refunding, 5.25%, 7/01/30 ....................... 4,000,000 4,661,250
Sales Tax, Revenue, Senior Lien, B, Refunding, 5%, 7/01/33 ................. 2,500,000 2,597,056
Massachusetts Clean Water Trust (The) ,
Revenue, 1999 A, 5.75%, 8/01/29 ..................................... 250,000 250,507

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Clean Water Trust (The), (continued)
Revenue, 2000-6, 5.5%, 8/01/30 ...................................... $ 65,000 $ 65,115
Massachusetts Development Finance Agency ,
Babson College, Revenue, 2022, Refunding, 4%, 10/01/44 ................... 700,000 639,773
Bentley University, Revenue, 2021 A, Refunding, 4%, 7/01/37 ................ 1,000,000 977,924
Beth Israel Lahey Health Obligated Group, Revenue, 2015 F, Refunding, 5%, 8/15/32 2,975,000 3,083,682
Beth Israel Lahey Health Obligated Group, Revenue, 2015 F, Refunding, 5%, 8/15/34 5,000,000 5,168,578
Beth Israel Lahey Health Obligated Group, Revenue, 2016 I, Refunding, 5%, 7/01/34 1,500,000 1,572,260
Boston Medical Center Corp. Obligated Group, Revenue, 2023, Refunding, 5.25%,
7/01/52 ........................................................ 2,500,000 2,601,950
Brandeis University, Revenue, 2019 S-1, Refunding, 5%, 10/01/38 ............. 2,410,000 2,591,261
Broad Institute, Inc. (The), Revenue, 2017, Refunding, 4%, 4/01/41 ............ 5,000,000 5,000,075
Dana-Farber Cancer Institute Obligated Group, Revenue, 2016 N, 5%, 12/01/46 .. 6,890,000 7,028,370
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2021 C, 4%,
11/01/46 ....................................................... 1,250,000 1,127,444
Loomis Obligated Group, Revenue, 2021, 4%, 1/01/41 ...................... 435,000 365,965
Loomis Obligated Group, Revenue, 2021, 4%, 1/01/51 ...................... 300,000 232,262
c
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/26 ........ 940,000 923,930
c
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/31 ........ 870,000 817,731
c
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/41 ........ 485,000 408,030
c
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/51 ........ 520,000 402,588
Mass General Brigham, Inc., Revenue, 2016 Q, Refunding, 5%, 7/01/34 ......... 5,000,000 5,260,337
Mass General Brigham, Inc., Revenue, 2017 S-1, Refunding, 5%, 7/01/33 ....... 1,880,000 2,026,517
Mass General Brigham, Inc., Revenue, 2017 S-1, Refunding, 4%, 7/01/41 ....... 7,500,000 7,303,148
Mass General Brigham, Inc., Revenue, 2020 A-2, Refunding, 4%, 7/01/41 ....... 1,000,000 973,753
Merrimack College, Revenue, 2021 B, 4%, 7/01/42 ........................ 475,000 415,443
Merrimack College, Revenue, 2021 B, 4%, 7/01/50 ........................ 3,650,000 3,005,263
Merrimack College, Revenue, 2022, 5%, 7/01/52 .......................... 1,000,000 981,013
c
National Senior Communities, Inc. Obligated Group, Revenue, 144A, 2018, 5%,
11/15/38 ....................................................... 3,000,000 3,040,010
c
National Senior Communities, Inc. Obligated Group, Revenue, 144A, 2018, 5.125%,
11/15/46 ....................................................... 5,000,000 5,044,941
Northeastern University, Revenue, 2014 A, 5%, 3/01/44 ..................... 5,000,000 5,029,003
Northeastern University, Revenue, 2022, Refunding, 5%, 10/01/44 ............. 2,375,000 2,633,417
President & Trustees of Williams College, Revenue, 2017 S, 4%, 7/01/46 ........ 7,000,000 6,840,343
President and Fellows of Harvard College, Revenue, 2016 A, Refunding, 5%, 7/15/33 5,000,000 5,318,684
Seven Hills Foundation Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/34 . 735,000 690,408
Seven Hills Foundation Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/39 . 750,000 660,320
Seven Hills Foundation Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/41 . 500,000 428,745
Seven Hills Foundation Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/48 . 1,750,000 1,410,232
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 4%,
7/01/46 ........................................................ 5,795,000 5,060,910
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 5%,
7/01/50 ........................................................ 6,590,000 6,696,471
Springfield College, Revenue, 2021 B, Refunding, 4%, 6/01/50 ................ 2,695,000 2,189,595
Suffolk University, Revenue, 2021, 4%, 7/01/46 ........................... 4,150,000 3,577,992
Suffolk University, Revenue, 2021, 4%, 7/01/51 ........................... 5,000,000 4,175,595
Trustees of Boston College, Revenue, 2017 T, Refunding, 5%, 7/01/42 .......... 3,750,000 3,962,141
Trustees of Boston University, Revenue, BB-1, 4%, 10/01/46 ................. 5,000,000 4,858,467
Wellesley College, Revenue, 2018 L, Refunding, 4%, 7/01/44 ................. 6,160,000 6,060,536
Wheaton College, Revenue, 2021 I, 5%, 1/01/53 .......................... 3,000,000 2,897,096
Woods Hole Oceanographic Institution, Revenue, 2018, Refunding, 5%, 6/01/35 .. 1,200,000 1,293,468
Woods Hole Oceanographic Institution, Revenue, 2018, Refunding, 5%, 6/01/36 .. 1,000,000 1,070,485
Worcester Polytechnic Institute, Revenue, 2017, Refunding, 5%, 9/01/42 ........ 1,090,000 1,129,990
Worcester Polytechnic Institute, Revenue, 2019, 4%, 9/01/44 ................. 1,350,000 1,260,849

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Educational Financing Authority ,
Revenue, 2017 B, Refunding, 4.25%, 7/01/46 ............................. $ 2,500,000 $ 2,313,663
Revenue, 2021 C, 3%, 7/01/51 ........................................ 3,000,000 2,010,160
Massachusetts Health & Educational Facilities Authority , Trustees of Boston College ,
Revenue , M2 , 5.5% , 6/01/35 ......................................... 8,600,000 10,374,106
Massachusetts Housing Finance Agency ,
Revenue, 2009 C, 5.125%, 12/01/39 ................................... 1,045,000 1,045,765
Revenue, 2009 C, 5.35%, 12/01/49 .................................... 2,770,000 2,772,284
Revenue, 2012 F, 3.15%, 12/01/32 ..................................... 105,000 99,611
Revenue, 2012 F, 3.45%, 12/01/37 ..................................... 45,000 41,104
Revenue, 214, GNMA Insured, 2.55%, 12/01/34 ........................... 1,000,000 864,613
Revenue, 214, GNMA Insured, 2.8%, 12/01/39 ............................ 2,860,000 2,349,089
Revenue, A, 3.25%, 12/01/27 ......................................... 4,000,000 3,930,570
Revenue, A, 3.5%, 12/01/31 .......................................... 5,805,000 5,739,734
Massachusetts Port Authority ,
Revenue, 2019 B, 5%, 7/01/44 ........................................ 5,000,000 5,349,455
Revenue, 2021 B, Refunding, 5%, 7/01/39 ............................... 1,175,000 1,251,560
Massachusetts School Building Authority ,
Revenue, 2018 B, 5.25%, 2/15/48 ..................................... 2,315,000 2,458,102
Revenue, 2019 A, 5%, 2/15/44 ........................................ 1,000,000 1,065,962
Revenue, Senior Lien, 2016 C, Refunding, 5%, 11/15/34 .................... 5,000,000 5,310,757
Massachusetts State College Building Authority , Revenue , 2017 D , Refunding , 4% ,
5/01/38 ......................................................... 4,350,000 4,359,567
Massachusetts Transportation Trust Fund ,
Metropolitan Highway System, Revenue, 2019 B-1, Refunding, 5%, 1/01/37 ...... 1,015,000 1,109,125
Metropolitan Highway System, Revenue, Senior Lien, 2019 A, Refunding, 5%,
1/01/37 ........................................................ 2,750,000 2,983,051
Massachusetts Water Resources Authority ,
Revenue, 2016 C, Pre-Refunded, 5%, 8/01/40 ............................ 5,000,000 5,323,733
Revenue, 2018 B, 5%, 8/01/43 ........................................ 4,000,000 4,247,942
Revenue, B, Refunding, AGMC Insured, 5.25%, 8/01/28 ..................... 5,490,000 6,143,313
Revenue, B, 5%, 8/01/40 ............................................ 1,140,000 1,203,213
Revenue, B, 5%, 8/01/42 ............................................ 3,145,000 3,307,550
Springfield Water & Sewer Commission , Revenue , 2017 C , 5% , 4/15/37 ..........
1,260,000 1,329,724
Town of Belmont , GO , 2019 , 4% , 3/15/45 .................................
3,020,000 3,020,064
Town of Braintree ,
GO, Refunding, 5%, 5/15/27 ......................................... 2,000,000 2,155,220
GO, 2019, 3%, 6/01/35 ............................................. 1,765,000 1,647,731
Town of Natick , GO , 2018 , 4% , 7/15/35 ...................................
4,970,000 5,106,278
Town of Plymouth , GO , 2017 , 4% , 5/01/47 .................................
5,000,000 4,865,816
University of Massachusetts Building Authority ,
Revenue, 2022-1, 4%, 11/01/46 ....................................... 4,000,000 3,897,042
Revenue, Senior Lien, 1, Pre-Refunded, 5%, 11/01/44 ...................... 3,240,000 3,317,461
Revenue, Senior Lien, 1, Pre-Refunded, 5%, 11/01/44 ...................... 760,000 778,700
Revenue, Senior Lien, 2017-1, 5.25%, 11/01/42 ........................... 5,000,000 5,359,178
314,001,576
New Jersey 0.5%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2018 A, Refunding, 5%, 12/15/32 .............................. 1,000,000 1,073,880
Revenue, 2020 AA, 4%, 6/15/35 ....................................... 250,000 253,544
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 500,000 372,270
1,699,694

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York 0.7%
Metropolitan Transportation Authority ,
Revenue, 2020 A-1, 4%, 11/15/40 ..................................... $ 750,000 $ 715,716
Revenue, 2020 A-1, 4%, 11/15/53 ..................................... 1,900,000 1,700,020
2,415,736
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority ,
c
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 800,000 637,941
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 800,000 636,014
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 760,106
2,034,061
Tennessee 0.1%
d
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 500,000 522,461
Texas 0.6%
c
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,100,000 801,349
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 3% , 9/01/37 ................................. 300,000 239,360
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,400,000 1,038,795
2,079,504
Washington 0.2%
c
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 800,000 637,899
Wisconsin 1.0%
c
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 800,000 630,612
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 2,100,000 2,097,027
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 A, 6.5%, 12/01/52 ..... 1,000,000 983,252
3,710,891
U.S. Territories 2.0%
Puerto Rico 2.0%
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 250,000 252,438
Revenue, 2007 N, 5.25%, 7/01/34 ..................................... 5,000,000 5,039,157
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 253,926 244,086
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 165,017 105,123
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 282,277 172,188
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/31 .. 440,000 481,923
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/39 .. 200,000 176,652
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
660,000 632,245
7,103,812
Total U.S. Territories .................................................................... 7,103,812
Total Municipal Bonds (Cost $360,396,495) .....................................
340,212,345
Total Long Term Investments (Cost $362,296,495) ...............................
342,125,217
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 196 .
Short Term Investments 3.8%
a a
Principal
Amount
a
Value
Municipal Bonds 3.8%
Massachusetts 3.8%
e
Massachusetts Health & Educational Facilities Authority , President and Fellows of
Harvard College , Revenue , R , Daily VRDN and Put , 2.9% , 11/01/49 ............ $ 13,710,000 $ 13,710,000
Total Municipal Bonds (Cost $13,710,000) ......................................
13,710,000
Total Short Term Investments (Cost $13,710,000 ) ................................
13,710,000
a
Total Investments (Cost $376,006,495) 98.5% ...................................
$355,835,217
Other Assets, less Liabilities 1.5% .............................................
5,422,446
Net Assets 100.0% ...........................................................
$361,257,663
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2023, the aggregate value of these securities was $20,361,398, representing 5.6% of net assets.
d
The maturity date shown represents the mandatory put date.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2023
Franklin Michigan Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,800,000 $ 1,790,642
Total Corporate Bonds (Cost $1,800,000) .......................................
1,790,642
Municipal Bonds 98.6%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
2,650,000 2,196,091
Florida 1.2%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 5,256,000 4,356,745
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 900,000 602,625
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn ., 5/01/57 4,100,000 3,351,750
8,311,120
Illinois 0.6%
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 6/15/52 ..
2,500,000 2,202,644
State of Illinois , GO , 2021 B , 4% , 12/01/39 ................................
1,860,000 1,789,221
3,991,865
Kentucky 0.8%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn ., 5/01/52 .............................. 8,625,000 5,678,409
Michigan 87.6%
Ann Arbor School District , GO , 2015 , Refunding , 5% , 5/01/29 ..................
1,235,000 1,272,757
Battle Creek School District , GO , 2022 , 4% , 5/01/45 .........................
3,000,000 2,987,596
Belding Area Schools , GO , 2022 , 4.25% , 5/01/52 ...........................
7,330,000 7,218,797
Byron Center Public Schools ,
GO, 2017 I, 5%, 5/01/34 ............................................. 1,000,000 1,075,002
GO, 2017 I, 5%, 5/01/35 ............................................. 1,920,000 2,054,454
GO, 2017 I, 5%, 5/01/36 ............................................. 650,000 691,674
GO, 2017 I, 5%, 5/01/37 ............................................. 1,480,000 1,565,291
GO, 2017 I, 5%, 5/01/38 ............................................. 1,330,000 1,397,905
GO, 2017 I, 5%, 5/01/39 ............................................. 2,290,000 2,396,107
GO, 2017 I, 5%, 5/01/43 ............................................. 2,250,000 2,330,670
GO, 2017 I, 5%, 5/01/47 ............................................. 4,140,000 4,275,087
Caledonia Community Schools , GO , 2015 , Refunding , 5% , 5/01/26 ..............
1,000,000 1,056,091
Central Michigan University ,
Revenue, 2014, Refunding, 5%, 10/01/30 ................................ 1,910,000 1,939,439
Revenue, 2014, Refunding, 5%, 10/01/31 ................................ 1,055,000 1,069,890
Revenue, 2014, Refunding, 5%, 10/01/34 ................................ 1,600,000 1,620,505
Revenue, 2014, Refunding, 5%, 10/01/39 ................................ 2,000,000 2,020,715
Revenue, 2021, Refunding, 3%, 10/01/46 ................................ 1,325,000 951,258
Charter Township of Bloomfield ,
GO, 2016, Refunding, 5%, 5/01/29 ..................................... 470,000 493,946
GO, 2016, Refunding, 5%, 5/01/32 ..................................... 1,000,000 1,048,957
Charter Township of Commerce , GO , 2016 , Refunding , 5% , 12/01/38 ............
3,250,000 3,348,494
City of Battle Creek , Water & Wastewater System , Revenue , 2016 A , 5% , 6/01/36 ...
1,300,000 1,359,071
City of Detroit ,
Great Lakes Water Authority Water Supply System, Revenue, Second Lien, 2003 B,
NATL Insured, 5%, 7/01/34 ......................................... 25,000 25,034

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
City of Detroit, (continued)
Great Lakes Water Authority Water Supply System, Revenue, Senior Lien, 06A,
AGMC Insured, 5%, 7/01/34 ........................................ $ 30,000 $ 30,041
City of Grand Rapids ,
Sanitary Sewer System, Revenue, 2014, Pre-Refunded, 5%, 1/01/39 ........... 80,000 80,736
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/37 ....................... 1,040,000 1,109,405
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/43 ....................... 1,000,000 1,046,974
Sanitary Sewer System, Revenue, 2020, Refunding, 5%, 1/01/45 .............. 2,000,000 2,155,608
Water Supply System, Revenue, 2016, Refunding, 5%, 1/01/41 ............... 2,190,000 2,236,899
Water Supply System, Revenue, 2016, Refunding, 5%, 1/01/46 ............... 2,525,000 2,577,833
Water Supply System, Revenue, 2018, Refunding, 5%, 1/01/43 ............... 1,500,000 1,570,460
Water Supply System, Revenue, 2018, Refunding, 5%, 1/01/48 ............... 2,000,000 2,085,373
Water Supply System, Revenue, 2020, 5%, 1/01/40 ........................ 2,400,000 2,604,862
Water Supply System, Revenue, 2020, 5%, 1/01/50 ........................ 3,000,000 3,222,909
Comstock Public Schools , GO , 2022 , 4% , 5/01/52 ...........................
3,000,000 2,831,653
County of Kent ,
GO, 2016, 5%, 6/01/32 ............................................. 1,305,000 1,371,141
GO, 2016, 5%, 6/01/33 ............................................. 1,275,000 1,338,503
County of Muskegon ,
GO, 2015, Refunding, 5%, 11/01/33 .................................... 1,360,000 1,407,410
GO, 2015, Refunding, 5%, 11/01/36 .................................... 1,735,000 1,791,012
Detroit City School District , GO , 2001 A , AGMC Insured , 6% , 5/01/29 ............
8,400,000 9,344,897
DeWitt Public Schools ,
GO, 2017, 5%, 5/01/30 ............................................. 500,000 541,391
GO, 2017, 5%, 5/01/33 ............................................. 815,000 881,838
GO, 2017, 5%, 5/01/34 ............................................. 1,000,000 1,079,612
GO, 2017, 5%, 5/01/35 ............................................. 1,000,000 1,075,763
GO, 2017, 5%, 5/01/36 ............................................. 1,000,000 1,070,954
Downriver Utility Wastewater Authority ,
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/34 .................... 510,000 549,292
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/36 .................... 1,600,000 1,699,793
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/38 .................... 1,500,000 1,579,408
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/43 .................... 3,000,000 3,127,716
East Lansing School District ,
GO, 2017 I, 5%, 5/01/35 ............................................. 1,500,000 1,602,758
GO, 2017 I, 5%, 5/01/37 ............................................. 1,100,000 1,162,152
GO, 2017 I, 5%, 5/01/42 ............................................. 3,500,000 3,674,751
Farmington Public School District ,
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/27 ......................... 1,000,000 1,031,136
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/28 ......................... 2,000,000 2,061,520
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/32 ......................... 4,035,000 4,148,534
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/33 ......................... 2,900,000 2,981,056
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/34 ......................... 3,000,000 3,085,534
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/35 ......................... 1,000,000 1,027,950
GO, 2018, BAM Insured, 4.5%, 5/01/38 ................................. 7,225,000 7,407,281
Flat Rock Community School District , GO , 2022 I , 4.5% , 5/01/52 ................
2,100,000 2,067,840
Gerald R Ford International Airport Authority , Revenue , 2021 , 5% , 1/01/51 .........
2,000,000 2,090,410
Grand Traverse County Hospital Finance Authority ,
Munson Healthcare Obligated Group, Revenue, 2014 A, 5%, 7/01/44 ........... 2,000,000 2,011,928
Munson Healthcare Obligated Group, Revenue, 2014 A, 5%, 7/01/47 ........... 2,500,000 2,513,252
Munson Healthcare Obligated Group, Revenue, 2019 A, 5%, 7/01/44 ........... 1,110,000 1,138,711
Munson Healthcare Obligated Group, Revenue, 2019 B, 5%, 7/01/39 ........... 1,625,000 1,697,767
Munson Healthcare Obligated Group, Revenue, 2021, Refunding, 3%, 7/01/51 .... 10,000,000 6,910,156

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Grand Valley State University ,
Revenue, 2016 A, Refunding, 5%, 12/01/32 .............................. $ 4,295,000 $ 4,469,015
Revenue, 2018, 5%, 12/01/38 ........................................ 900,000 959,597
Revenue, 2018, 5%, 12/01/43 ........................................ 1,800,000 1,908,059
Grandville Public Schools ,
GO, II, AGMC Insured, 5%, 5/01/29 .................................... 750,000 772,789
GO, II, AGMC Insured, 5%, 5/01/30 .................................... 1,000,000 1,028,511
GO, II, AGMC Insured, 5%, 5/01/31 .................................... 1,150,000 1,182,788
GO, II, AGMC Insured, 5%, 5/01/32 .................................... 1,165,000 1,197,998
GO, II, AGMC Insured, 5%, 5/01/34 .................................... 1,315,000 1,352,739
GO, II, AGMC Insured, 5%, 5/01/35 .................................... 1,225,000 1,258,781
GO, II, AGMC Insured, 5%, 5/01/37 .................................... 2,915,000 2,983,971
GO, II, AGMC Insured, 5%, 5/01/40 .................................... 6,215,000 6,338,986
Great Lakes Water Authority ,
Sewage Disposal System, Revenue, Second Lien, 2022 B, 5.5%, 7/01/52 ....... 1,500,000 1,626,333
Water Supply System, Revenue, Second Lien, 2022 B, 5.5%, 7/01/52 .......... 5,000,000 5,421,110
Gull Lake Community School District ,
GO, 2018 I, 5%, 5/01/45 ............................................. 4,000,000 4,198,842
GO, 2018 I, 5%, 5/01/48 ............................................. 1,000,000 1,046,413
Holly Area School District ,
GO, 2014, Refunding, 5%, 5/01/30 ..................................... 1,045,000 1,059,622
GO, 2014, Refunding, 5%, 5/01/32 ..................................... 1,040,000 1,054,459
Hudsonville Public Schools ,
GO, 2017, Refunding, 5%, 5/01/37 ..................................... 1,550,000 1,656,323
GO, 2017, Refunding, 5%, 5/01/39 ..................................... 2,500,000 2,658,927
GO, 2017, Refunding, 5%, 5/01/41 ..................................... 2,500,000 2,649,258
Kent Hospital Finance Authority , Mary Free Bed Rehabilitation Hospital Obligated
Group , Revenue , 2021 A , 3% , 4/01/51 .................................. 6,010,000 3,928,857
Kentwood Economic Development Corp. ,
Holland Home Obligated Group, Revenue, 2021, 4%, 11/15/45 ................ 1,655,000 1,215,178
Holland Home Obligated Group, Revenue, 2022, Refunding, 4%, 11/15/31 ....... 2,000,000 1,831,049
Holland Home Obligated Group, Revenue, 2022, Refunding, 4%, 11/15/43 ....... 8,820,000 6,638,043
Kentwood Public Schools ,
GO, 2016, 5%, 5/01/35 ............................................. 1,205,000 1,253,091
GO, 2016, 5%, 5/01/36 ............................................. 1,205,000 1,248,358
GO, 2016, 5%, 5/01/38 ............................................. 1,210,000 1,248,469
GO, 2016, 5%, 5/01/44 ............................................. 2,920,000 2,986,943
Lansing Board of Water & Light , Revenue , 2021 A , 5% , 7/01/51 .................
10,000,000 10,534,456
Lansing Community College , GO , 2017 , Refunding , 5% , 5/01/32 ................
2,000,000 2,177,835
Lansing School District ,
GO, 2016 I, 5%, 5/01/39 ............................................. 2,125,000 2,182,525
GO, 2016 I, 5%, 5/01/40 ............................................. 2,200,000 2,258,945
Ludington Area School District , GO , 2022 II , BAM Insured , 4% , 5/01/51 ...........
7,820,000 7,408,141
Macomb Interceptor Drain Drainage District , Special Assessment , 2017 A , Refunding ,
5% , 5/01/42 ...................................................... 7,500,000 7,899,663
Mason County Central School District , GO , 2014 , Refunding , 5% , 5/01/26 .........
1,100,000 1,133,423
Melvindale Northern Allen Park Public Schools , GO , 2022 , AGMC Insured ,
4.375% , 5/01/47 ................................................... 1,500,000 1,515,036
Meridian Public School District ,
GO, 2015, Refunding, 5%, 5/01/27 ..................................... 735,000 757,057
GO, 2015, Refunding, 5%, 5/01/29 ..................................... 775,000 796,806
GO, 2015, Refunding, 5%, 5/01/31 ..................................... 1,130,000 1,160,528
Michigan Finance Authority ,
Albion College, Revenue, 2022, Refunding, 5%, 12/01/36 .................... 3,270,000 3,358,123

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority, (continued)
Albion College, Revenue, 2022, Refunding, 4%, 12/01/46 .................... $ 5,365,000 $ 4,462,803
Albion College, Revenue, 2022, Refunding, 4%, 12/01/51 .................... 3,415,000 2,743,709
Bronson Health Care Group Obligated Group, Revenue, 2019 A, Refunding, 5%,
5/15/54 ........................................................ 11,000,000 10,831,358
Calvin University Obligated Group, Revenue, 2021, Refunding, 3%, 9/01/50 ...... 895,000 585,351
Calvin University Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/50 ...... 2,600,000 2,269,122
Clean Water Revolving Fund, Revenue, 2016 B, Refunding, 4%, 10/01/30 ....... 2,750,000 2,842,602
Clean Water Revolving Fund, Revenue, 2018 B, Refunding, 5%, 10/01/38 ....... 8,055,000 8,731,590
County of Wayne, Revenue, Second Lien, 2020, Refunding, BAM Insured, 4%,
11/01/55 ....................................................... 4,000,000 3,701,401
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/41 ....................................................... 19,015,000 19,346,759
Henry Ford Health System Obligated Group, Revenue, 2019 A, 5%, 11/15/48 ..... 10,000,000 10,247,174
Kalamazoo College, Revenue, 2018, Refunding, 4%, 12/01/47 ................ 2,610,000 2,377,336
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/35 ................. 400,000 395,854
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/36 ................. 565,000 555,122
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/37 ................. 640,000 610,826
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/38 ................. 675,000 635,244
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/39 ................. 645,000 602,531
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/45 ................. 3,780,000 3,388,083
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/50 ................. 3,000,000 2,618,218
Lawrence Technological University Obligated Group, Revenue, 2022, Refunding, 4%,
2/01/42 ........................................................ 745,000 602,852
Michigan Finance Authority Clean Water Revolving Fund, Revenue, 2018 B,
Refunding, 5%, 10/01/39 ........................................... 6,000,000 6,486,624
Tobacco Settlement, Revenue, Senior Lien, 2020 A-2, Refunding, 5%, 6/01/40 .... 1,000,000 1,038,064
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/49 ... 17,170,000 15,258,964
Tobacco Settlement, Revenue, Senior Lien, 2020 B-1, 2, Refunding, 5%, 6/01/49 .. 2,220,000 2,256,062
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, 5%, 12/01/45 ......... 19,710,000 20,034,033
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, Pre-Refunded, 5%,
12/01/45 ....................................................... 290,000 305,972
Michigan State Building Authority ,
Revenue, 2013 A-1, Refunding, 5%, 10/15/33 ............................. 5,000,000 5,037,079
Revenue, 2013 A-1, Refunding, 5.25%, 10/15/47 .......................... 5,000,000 5,030,398
Revenue, 2016 I, Refunding, 5%, 4/15/41 ................................ 13,000,000 13,547,550
Revenue, 2016 I, Refunding, 5%, 10/15/46 ............................... 9,910,000 10,214,489
Revenue, 2016 I, Refunding, 5%, 10/15/51 ............................... 1,000,000 1,029,205
Revenue, 2019 I, Refunding, 4%, 4/15/54 ................................ 2,000,000 1,912,326
Revenue, 2021, 3%, 10/15/51 ........................................ 1,500,000 1,144,096
Revenue, 2022 I, 4%, 10/15/52 ....................................... 4,250,000 4,080,509
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group, Revenue, 1999 B-3, 4%, 11/15/33 ............. 5,370,000 5,487,285
Ascension Health Credit Group, Revenue, 2010 F-7, Refunding, 5%, 11/15/47 .... 10,000,000 10,174,538
Ascension Health Credit Group, Revenue, 2010 F-8, Refunding, 5%, 11/15/46 .... 5,000,000 5,091,103
Michigan State Housing Development Authority ,
Revenue, 2019 B, 3.1%, 12/01/44 ..................................... 15,000,000 11,765,817
Revenue, 2020 A, 2.8%, 12/01/45 ..................................... 4,350,000 3,118,607
Revenue, 2020 A, 2.85%, 6/01/50 ..................................... 5,150,000 3,610,977
Revenue, 2021 A, 2.5%, 6/01/52 ...................................... 3,000,000 1,951,636
Revenue, 2021 A, 2.7%, 10/01/56 ..................................... 5,000,000 3,120,869
Revenue, 2021 A, 2.73%, 10/01/59 .................................... 5,000,000 3,084,475
Revenue, 2022 A, 4.1%, 6/01/43 ...................................... 5,000,000 4,662,823
Michigan State University , Revenue , 2015 A , 5% , 8/15/40 .....................
8,500,000 8,703,707
Michigan Strategic Fund ,
State of Michigan Department of Transportation, Revenue, 2018, 5%, 6/30/33 .... 2,200,000 2,272,465

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Strategic Fund, (continued)
State of Michigan Department of Transportation, Revenue, 2018, 5%, 6/30/48 .... $ 7,000,000 $ 6,890,782
Michigan Technological University ,
Revenue, 2015 A, 5%, 10/01/45 ....................................... 2,400,000 2,467,689
Revenue, 2023 A, AGMC Insured, 5%, 10/01/47 ........................... 3,000,000 3,156,646
Revenue, 2023 A, AGMC Insured, 5.25%, 10/01/52 ........................ 1,675,000 1,784,599
Oakland School District ,
GO, 2016, Refunding, 5%, 5/01/35 ..................................... 1,500,000 1,566,208
GO, 2016, Refunding, 5%, 5/01/36 ..................................... 1,005,000 1,049,076
Oakland University ,
Revenue, 2014, Refunding, 5%, 3/01/31 ................................. 1,260,000 1,269,437
Revenue, 2014, Refunding, 5%, 3/01/32 ................................. 1,000,000 1,007,048
Revenue, 2014, Refunding, 5%, 3/01/33 ................................. 1,285,000 1,293,491
Revenue, 2014, Refunding, 5%, 3/01/34 ................................. 1,000,000 1,006,534
Revenue, 2014, Refunding, 5%, 3/01/39 ................................. 3,000,000 3,011,033
Revenue, 2016, 5%, 3/01/41 ......................................... 5,000,000 5,076,464
Revenue, 2019, 5%, 3/01/50 ......................................... 2,230,000 2,314,780
Plainwell Community Schools , GO , 2022 II , 4% , 5/01/52 ......................
7,000,000 6,618,216
Rochester Community School District , GO , 2016 I , 5% , 5/01/36 .................
2,800,000 2,892,142
Roseville Community Schools ,
GO, 2014, Pre-Refunded, 5%, 5/01/30 .................................. 1,620,000 1,674,400
GO, 2014, Pre-Refunded, 5%, 5/01/31 .................................. 1,585,000 1,638,224
Saginaw Valley State University ,
Revenue, 2016 A, Refunding, 5%, 7/01/30 ............................... 1,750,000 1,831,527
Revenue, 2016 A, Refunding, 5%, 7/01/31 ............................... 2,170,000 2,269,153
Revenue, 2016 A, Refunding, 5%, 7/01/33 ............................... 1,240,000 1,294,813
Saline Area Schools ,
GO, 2016, 5%, 5/01/34 ............................................. 2,750,000 2,874,492
GO, 2016, 5%, 5/01/36 ............................................. 2,950,000 3,079,376
South Haven Public Schools ,
GO, 2015 B, AGMC Insured, 5%, 5/01/33 ................................ 350,000 359,848
GO, 2015 B, AGMC Insured, 5%, 5/01/35 ................................ 1,575,000 1,619,022
Sparta Area Schools , GO , II , 5% , 5/01/48 .................................
5,750,000 6,135,905
Trenton Public Schools School District ,
GO, 2018, 5%, 5/01/42 ............................................. 4,920,000 5,271,158
GO, 2018, 5%, 5/01/45 ............................................. 11,480,000 12,262,437
Universal Academy ,
Revenue, 2021, Refunding, 2%, 12/01/26 ................................ 405,000 381,209
Revenue, 2021, Refunding, 4%, 12/01/31 ................................ 500,000 473,025
Revenue, 2021, Refunding, 4%, 12/01/40 ................................ 1,100,000 952,972
University of Michigan ,
Revenue, 2015, Pre-Refunded, 5%, 4/01/46 .............................. 2,000,000 2,111,721
Revenue, 2017 A, Pre-Refunded, 5%, 4/01/37 ............................ 2,700,000 2,907,044
Revenue, 2017 A, Pre-Refunded, 5%, 4/01/42 ............................ 5,635,000 6,067,108
Revenue, 2017 A, Pre-Refunded, 5%, 4/01/47 ............................ 5,000,000 5,383,414
Walled Lake Consolidated School District ,
GO, 2020, 5%, 5/01/45 ............................................. 2,500,000 2,681,079
GO, 2022, 5%, 5/01/49 ............................................. 1,500,000 1,599,937
Wayne County Airport Authority ,
Detroit Metropolitan Wayne County Airport, Revenue, 2018 A, 5%, 12/01/43 ...... 7,750,000 8,105,602
Detroit Metropolitan Wayne County Airport, Revenue, 2021 A, 5%, 12/01/40 ...... 3,330,000 3,644,621
Detroit Metropolitan Wayne County Airport, Revenue, 2021 A, 5%, 12/01/46 ...... 4,670,000 5,036,970
Detroit Metropolitan Wayne County Airport, Revenue, 2021 B, 5%, 12/01/39 ...... 1,675,000 1,776,555

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Wayne State University ,
Revenue, 2015 A, Refunding, 5%, 11/15/31 .............................. $ 1,860,000 $ 1,887,338
Revenue, 2018 A, 5%, 11/15/43 ....................................... 4,500,000 4,709,376
Revenue, 2018 A, 4%, 11/15/48 ....................................... 10,000,000 9,435,255
Wayne-Westland Community Schools ,
GO, 2022, 3%, 11/01/44 ............................................. 2,830,000 2,202,574
GO, 2022, 3%, 11/01/46 ............................................. 1,475,000 1,122,840
Western Michigan University ,
Revenue, 2015 A, Refunding, 5%, 11/15/28 .............................. 1,635,000 1,676,833
Revenue, 2015 A, Refunding, 5%, 11/15/29 .............................. 2,000,000 2,046,998
Revenue, 2015 A, Refunding, 5%, 11/15/30 .............................. 2,500,000 2,555,434
Revenue, 2015 A, Refunding, 5%, 11/15/40 .............................. 1,560,000 1,584,304
Revenue, 2015 A, Refunding, 5%, 11/15/45 .............................. 2,000,000 2,022,179
Revenue, 2019 A, Refunding, 5%, 11/15/44 .............................. 2,315,000 2,427,338
Revenue, 2021 A, AGMC Insured, 5%, 11/15/51 ........................... 2,785,000 2,905,115
Western School District , GO , 2022 , 5.25% , 5/01/52 ..........................
2,000,000 2,211,732
Zeeland Public Schools ,
GO, 2015 A, AGMC Insured, 5%, 5/01/31 ................................ 1,530,000 1,571,620
GO, 2015 A, AGMC Insured, 5%, 5/01/33 ................................ 2,000,000 2,052,538
GO, 2015 A, Pre-Refunded, AGMC Insured, 5%, 5/01/35 .................... 2,000,000 2,067,160
636,862,005
New Jersey 0.1%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 4%, 6/15/50 ....................................... 500,000 463,609
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 600,000 446,724
910,333
New York 1.2%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/48 ..........
9,300,000 8,508,042
South Carolina 1.0%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,800,000 1,435,367
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,800,000 1,431,032
b
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn ., 6/01/52 6,200,000 3,911,036
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 760,106
7,537,541
Texas 0.7%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,400,000 1,748,398
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/39 325,000 249,115
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/40 300,000 225,871
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/47 550,000 377,947
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,500,000 2,596,988
5,198,319
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,800,000 1,435,274

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 196 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 0.8%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ $ 1,800,000 $ 1,418,877
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 4,600,000 4,593,487
6,012,364
U.S. Territories 4.1%
Guam 0.2%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,750,000 1,757,565
Puerto Rico 3.9%
HTA HRRB Custodial Trust ,
Revenue, 2007 CC, 5.25%, 7/01/32 .................................... 2,100,000 2,125,607
Revenue, 2007 CC, 5.25%, 7/01/36 .................................... 1,515,000 1,528,302
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 3,900,000 3,938,035
Revenue, 2007 N, 5.25%, 7/01/34 ..................................... 7,420,000 7,478,108
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 500,000 504,390
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 95,927 92,210
Revenue, 2022 B, Zero Cpn ., 7/01/32 ................................... 62,340 39,713
Revenue, 2022 C, Zero Cpn ., 7/01/53 .................................. 106,638 65,049
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
12,900,000 12,357,524
28,128,938
Total U.S. Territories .................................................................... 29,886,503
Total Municipal Bonds (Cost $758,820,836) .....................................
716,527,866
Total Long Term Investments (Cost $760,620,836) ...............................
718,318,508
a
a a a a
Short Term Investments 0.4%
Municipal Bonds 0.4%
Michigan 0.4%
c
University of Michigan , Revenue , 2012 D-1 , Daily VRDN and Put , 3.8% , 12/01/24 ...
2,800,000 2,800,000
Total Municipal Bonds (Cost $2,800,000) .......................................
2,800,000
Total Short Term Investments (Cost $2,800,000 ) .................................
2,800,000
a
Total Investments (Cost $763,420,836) 99.2% ...................................
$721,118,508
Other Assets, less Liabilities 0.8% .............................................
5,867,594
Net Assets 100.0% ...........................................................
$726,986,102
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2023, the aggregate value of these securities was $27,532,317, representing 3.8% of net assets.

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2023
Franklin Minnesota Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.7%
Florida 0.8%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. $ 6,192,000 $ 5,132,605
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 2,100,000 1,406,124
6,538,729
Minnesota 95.6%
Alexandria Independent School District No. 206 , GO , 2017 A , Refunding , 3% , 2/01/37
29,905,000 26,760,118
Anoka-Hennepin Independent School District No. 11 ,
GO, 2018 A, 3.25%, 2/01/37 .......................................... 5,355,000 5,083,469
GO, 2018 A, 4%, 2/01/39 ............................................ 8,905,000 9,002,672
GO, 2018 A, 3.375%, 2/01/43 ......................................... 4,020,000 3,655,927
Becker Independent School District No. 726 ,
GO, 2022 A, Zero Cpn., 2/01/41 ....................................... 1,000,000 454,176
GO, 2022 A, Zero Cpn., 2/01/42 ....................................... 1,000,000 430,313
GO, 2022 A, Zero Cpn., 2/01/43 ....................................... 1,700,000 696,425
Blooming Prairie Independent School District No. 756 , GO , 2022 A , Refunding , 2.25% ,
2/01/45 ......................................................... 1,500,000 1,013,503
Brainerd Independent School District No. 181 ,
GO, 2018 A, 4%, 2/01/32 ............................................ 3,065,000 3,180,460
GO, 2018 A, 4%, 2/01/39 ............................................ 10,600,000 10,636,814
GO, 2018 A, 4%, 2/01/43 ............................................ 1,900,000 1,903,755
Centennial Independent School District No. 12 ,
GO, 2015 A, Refunding, Zero Cpn., 2/01/32 .............................. 1,450,000 1,041,811
GO, 2015 A, Refunding, Zero Cpn., 2/01/34 .............................. 1,600,000 1,053,221
GO, 2015 A, Refunding, Zero Cpn., 2/01/35 .............................. 350,000 220,644
City of Center City , Hazelden Betty Ford Foundation , Revenue , 2019 , Refunding , 4% ,
11/01/41 ........................................................ 1,000,000 886,044
City of Corcoran , GO , 2023 A , BAM Insured , 4% , 2/01/53 .....................
3,605,000 3,452,454
City of Elk River , Electric , Revenue , 2021 B , 2.25% , 8/01/47 ...................
1,475,000 957,563
City of Fridley ,
GO, 2022 A, 4%, 2/01/36 ............................................ 350,000 355,915
GO, 2022 A, 4%, 2/01/37 ............................................ 735,000 743,837
GO, 2022 A, 4%, 2/01/38 ............................................ 800,000 806,105
Fridley Leased Housing Associates I LLLP, Revenue, 2018, FNMA Insured, 3.75%,
11/01/34 ....................................................... 9,460,952 9,336,308
City of Minneapolis ,
GO, 2018, 4%, 12/01/43 ............................................. 5,000,000 5,027,526
GO, 2018, 4%, 12/01/46 ............................................. 3,500,000 3,497,658
GO, 2019, 3%, 12/01/40 ............................................. 3,000,000 2,596,845
14th and Central LLLP, Revenue, 2020, FNMA Insured, 2.35%, 2/01/38 ......... 9,377,263 7,870,194
Allina Health Obligated Group, Revenue, 2021, 4%, 11/15/40 ................. 6,750,000 6,483,588
Fairview Health Services Obligated Group, Revenue, 2015 A, Refunding, AGMC
Insured, 5%, 11/15/44 ............................................. 10,000,000 10,145,943
Fairview Health Services Obligated Group, Revenue, 2018 A, Refunding, AGMC
Insured, 5%, 11/15/49 ............................................. 6,000,000 6,196,300
City of Minneapolis St. Paul Housing & Redevelopment Authority ,
Allina Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/26 ....... 2,000,000 2,110,594
Allina Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/27 ....... 2,000,000 2,132,152
City of Rochester ,
Electric Utility, Revenue, 2013 B, Pre-Refunded, 5%, 12/01/43 ................ 1,000,000 1,008,117
Electric Utility, Revenue, 2017 A, Refunding, 5%, 12/01/47 ................... 11,210,000 11,514,471
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/33 .................... 4,425,000 5,233,447
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/34 .................... 10,235,000 12,165,043

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
City of Rochester, (continued)
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/36 .................... $ 8,400,000 $ 9,893,042
Mayo Clinic, Revenue, 2018, 4%, 11/15/48 ............................... 6,000,000 5,803,543
Mayo Clinic, Revenue, 2022, Refunding, 3.25%, 11/15/41 ................... 4,000,000 3,479,996
Mayo Clinic, Revenue, 2022, Refunding, 5%, 11/15/57 ...................... 2,000,000 2,153,026
City of St. Cloud ,
CentraCare Health System Obligated Group, Revenue, 2016 A, Refunding, 4%,
5/01/37 ........................................................ 12,310,000 11,984,215
CentraCare Health System Obligated Group, Revenue, 2016 A, Refunding, 5%,
5/01/46 ........................................................ 4,650,000 4,712,091
CentraCare Health System Obligated Group, Revenue, 2019, Refunding, 5%,
5/01/48 ........................................................ 10,000,000 10,230,241
City of St. Paul ,
Sales & Use Tax, Revenue, 2014 G, 5%, 11/01/31 ......................... 1,000,000 1,019,044
Sales & Use Tax, Revenue, 2014 G, 5%, 11/01/32 ......................... 1,000,000 1,017,798
Water, Revenue, 2023 A, 4%, 12/01/46 ................................. 13,340,000 13,290,787
Cloquet Independent School District No. 94 , GO , 2015 B , 5% , 2/01/32 ............
3,615,000 3,693,203
County of Norman , GO , 2022 A , 3.25% , 2/01/52 ............................
3,115,000 2,546,647
County of Rice , GO , 2022 A , 4% , 2/01/48 .................................
5,200,000 5,055,952
Dakota County Community Development Agency , Revenue , 2011 A , GNMA Insured ,
4.875% , 12/01/33 .................................................. 425,000 425,295
Dawson-Boyd Independent School District No. 378 , GO , 2019 A , 3.125% , 2/01/40 ...
2,965,000 2,706,547
Dilworth Glyndon Felton Independent School District No. 2164 ,
GO, 2020 A, 3%, 2/01/39 ............................................ 1,000,000 876,191
GO, 2020 A, 3%, 2/01/41 ............................................ 1,225,000 1,045,283
Duluth Economic Development Authority ,
Essentia Health Obligated Group, Revenue, 2018 A, Refunding, 5.25%, 2/15/53 ... 28,935,000 29,869,797
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2021 A, Refunding, 4%,
6/15/38 ........................................................ 150,000 134,727
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2021 A, Refunding, 4%,
6/15/39 ........................................................ 155,000 137,628
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2021 A, Refunding, 3%,
6/15/44 ........................................................ 850,000 589,266
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/29 ........................................................ 400,000 415,559
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/30 ........................................................ 425,000 444,419
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/31 ........................................................ 450,000 473,144
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/32 ........................................................ 500,000 527,754
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/33 ........................................................ 600,000 632,696
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/34 ........................................................ 520,000 501,295
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/35 ........................................................ 425,000 403,822
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/36 ........................................................ 400,000 373,403
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/37 ........................................................ 375,000 342,585
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/38 ........................................................ 400,000 359,272
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/39 ........................................................ 250,000 221,981

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Duluth Economic Development Authority, (continued)
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 B, 5.25%, 6/15/52 .. $ 8,000,000 $ 8,053,581
Duluth Independent School District No. 709 ,
GO, 2015 B, Refunding, 2.5%, 2/01/26 .................................. 2,840,000 2,748,108
GO, 2021 C, Zero Cpn., 2/01/29 ....................................... 1,870,000 1,509,600
GO, 2021 C, Zero Cpn., 2/01/30 ....................................... 1,275,000 990,250
GO, 2021 C, Zero Cpn., 2/01/31 ....................................... 1,325,000 987,819
GO, 2021 C, Zero Cpn., 2/01/32 ....................................... 1,080,000 771,025
GO, 2021 C, Zero Cpn., 2/01/33 ....................................... 1,075,000 733,779
Edina Independent School District No. 273 , GO , 2019 A , 3% , 2/01/36 ............
1,630,000 1,539,367
Elk River Independent School District No. 728 , GO , 2015 A , 4% , 2/01/32 ..........
3,130,000 3,152,014
Fridley Independent School District No. 14 , GO , 2016 A , 4% , 2/01/29 ............
2,220,000 2,278,245
Hastings Independent School District No. 200 ,
GO, 2018 A, Zero Cpn., 2/01/38 ....................................... 4,685,000 2,521,669
GO, 2018 A, Zero Cpn., 2/01/39 ....................................... 4,685,000 2,367,159
GO, 2018 A, Zero Cpn., 2/01/40 ....................................... 4,685,000 2,237,509
Hennepin County Regional Railroad Authority ,
County of Hennepin, GO, 2019 A, 5%, 12/01/35 ........................... 1,480,000 1,644,874
County of Hennepin, GO, 2019 A, 5%, 12/01/36 ........................... 5,220,000 5,766,900
County of Hennepin, GO, 2019 A, 5%, 12/01/37 ........................... 1,000,000 1,097,659
County of Hennepin, GO, 2019 A, 5%, 12/01/38 ........................... 2,000,000 2,179,184
Hermantown Independent School District No. 700 , GO , 2014 A , Refunding , 4% ,
2/01/29 ......................................................... 2,310,000 2,317,149
Hopkins Independent School District No. 270 ,
GO, 2019 A, 3%, 2/01/33 ............................................ 5,640,000 5,479,087
GO, 2019 A, 3%, 2/01/34 ............................................ 2,450,000 2,379,004
Lakeview Independent School District No. 2167 , GO , 2021 A , 2% , 2/01/38 .........
1,055,000 770,730
Lakeville Independent School District No. 194 , GO , 2021 B , 2.125% , 2/01/42 .......
4,085,000 2,809,568
Mankato Independent School District No. 77 , COP , 2022 A , 3% , 2/01/42 ..........
2,730,000 2,134,175
Metropolitan Council ,
GO, 2016 C, Refunding, 3%, 3/01/30 ................................... 3,305,000 3,185,288
GO, 2020 B, 2.125%, 3/01/36 ......................................... 4,500,000 3,550,478
GO, 2020 B, 2.125%, 3/01/37 ......................................... 4,000,000 3,065,691
GO, 2020 B, 2.125%, 3/01/38 ......................................... 4,000,000 2,968,324
GO, 2022 C, 4%, 3/01/40 ............................................ 3,275,000 3,305,142
GO, 2022 C, 4%, 3/01/41 ............................................ 3,410,000 3,427,721
Minneapolis-St Paul Metropolitan Airports Commission , Revenue , 2022 A , Refunding ,
4.25% , 1/01/52 ................................................... 2,990,000 2,928,785
Minneapolis-St. Paul Metropolitan Airports Commission ,
Revenue, Senior Lien, 2016 C, 5%, 1/01/34 .............................. 2,870,000 3,048,287
Revenue, Senior Lien, 2016 C, 5%, 1/01/35 .............................. 4,025,000 4,264,832
Revenue, Senior Lien, 2016 C, 5%, 1/01/41 .............................. 5,180,000 5,368,790
Revenue, Senior Lien, 2016 C, 5%, 1/01/46 .............................. 29,975,000 30,899,759
Minnesota Higher Education Facilities Authority ,
Carleton College, Revenue, 2017, Refunding, 4%, 3/01/47 ................... 3,575,000 3,488,265
Macalester College, Revenue, 2017, Refunding, 3%, 3/01/33 ................. 3,010,000 2,944,108
Macalester College, Revenue, 2017, Refunding, 4%, 3/01/42 ................. 900,000 898,579
Macalester College, Revenue, 2021, Refunding, 4%, 3/01/36 ................. 125,000 129,212
Macalester College, Revenue, 2021, Refunding, 3%, 3/01/40 ................. 365,000 312,992
Macalester College, Revenue, 2021, Refunding, 3%, 3/01/43 ................. 330,000 270,120
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/32 ............... 255,000 262,391
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/33 ............... 240,000 245,045
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/34 ............... 355,000 361,492
St. John's University, Revenue, 2021, Refunding, 3%, 10/01/37 ............... 250,000 206,756

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Minnesota Higher Education Facilities Authority, (continued)
St. John's University, Revenue, 2021, Refunding, 3%, 10/01/38 ............... $ 250,000 $ 201,502
St. Olaf College, Revenue, 2021, 3%, 10/01/41 ........................... 2,600,000 2,060,983
St. Olaf College, Revenue, Eight N, Refunding, 4%, 10/01/33 ................. 1,500,000 1,517,019
St. Olaf College, Revenue, Eight N, Refunding, 4%, 10/01/35 ................. 500,000 502,327
University of St. Thomas, Revenue, 2016 8-L, Refunding, 4%, 4/01/31 .......... 4,200,000 4,265,260
University of St. Thomas, Revenue, 2016 8-L, Refunding, 5%, 4/01/35 .......... 1,720,000 1,798,537
University of St. Thomas, Revenue, 2017 A, Refunding, 4%, 10/01/36 .......... 750,000 752,254
University of St. Thomas, Revenue, 2017 A, Refunding, 4%, 10/01/37 .......... 750,000 743,056
University of St. Thomas, Revenue, 2022 A, 5%, 10/01/52 ................... 10,000,000 10,393,463
Minnesota Housing Finance Agency ,
Revenue, 2009, 4%, 8/01/29 ......................................... 3,675,000 3,678,227
Revenue, 2011, 5%, 8/01/31 ......................................... 2,225,000 2,227,996
Revenue, 2020 B, GNMA Insured, 2.8%, 1/01/44 .......................... 2,870,000 2,402,358
Revenue, 2020 D, 4%, 8/01/42 ........................................ 1,815,000 1,762,925
Revenue, 2020 E, GNMA Insured, 2.5%, 7/01/40 .......................... 1,840,000 1,504,385
Revenue, 2020 E, GNMA Insured, 2.7%, 7/01/44 .......................... 2,580,000 2,046,989
Revenue, 2020 G, GNMA Insured, 2.45%, 7/01/45 ......................... 2,115,000 1,713,330
Revenue, 2021 B, GNMA Insured, 2.1%, 7/01/36 .......................... 950,000 745,630
Revenue, 2021 B, GNMA Insured, 2.3%, 7/01/41 .......................... 3,345,000 2,458,565
Revenue, 2021 B, GNMA Insured, 2.45%, 7/01/46 ......................... 3,320,000 2,428,824
Revenue, 2021 H, GNMA Insured, 2.55%, 1/01/46 ......................... 3,950,000 3,157,084
Revenue, 2022 A, GNMA Insured, 2.75%, 7/01/42 ......................... 2,660,000 2,127,050
Revenue, 2022 A, GNMA Insured, 2.9%, 1/01/45 .......................... 1,280,000 1,023,663
Revenue, 2022 C, GNMA Insured, 3%, 7/01/43 ........................... 1,725,000 1,381,247
Revenue, 2023 D, GNMA Insured, 4.5%, 7/01/43 .......................... 1,000,000 980,489
Revenue, 2023 D, GNMA Insured, 4.6%, 7/01/45 .......................... 1,000,000 981,142
b
Minnesota Municipal Gas Agency , Revenue , 2022 A , Mandatory Put , 4% , 12/01/27 .. 13,550,000 13,652,111
Minnesota Municipal Power Agency ,
Revenue, 2014 A, Refunding, 4%, 10/01/31 .............................. 1,265,000 1,281,218
Revenue, 2014 A, Refunding, 4%, 10/01/32 .............................. 1,200,000 1,213,732
Revenue, 2014 A, Refunding, 4%, 10/01/33 .............................. 1,000,000 1,010,644
Revenue, 2014 A, Refunding, 5%, 10/01/34 .............................. 1,000,000 1,018,150
Revenue, 2014 A, Refunding, 5%, 10/01/35 .............................. 1,005,000 1,022,847
Revenue, 2016, 4%, 10/01/41 ........................................ 4,680,000 4,588,046
Revenue, 2016, 5%, 10/01/47 ........................................ 4,650,000 4,789,615
c
Minnesota Office of Higher Education , Revenue, Senior Lien , 2023 , Refunding , 4% ,
11/01/42 ........................................................ 2,250,000 2,119,371
Minnesota Public Facilities Authority , Revenue , 2010 A , 5% , 3/01/24 .............
9,010,000 9,124,722
Moorhead Independent School District No. 152 , GO , 2020 A , 2.5% , 2/01/37 .......
9,295,000 7,609,606
Nashwauk Keewatin Independent School District No. 319 , GO , 2022 A , Refunding , 4% ,
2/01/48 ......................................................... 9,020,000 8,716,184
North St. Paul-Maplewood-Oakdale Independent School District No. 622 ,
GO, 2019 A, 3%, 2/01/42 ............................................ 5,975,000 4,837,856
GO, 2019 A, 3%, 2/01/46 ............................................ 23,965,000 18,354,245
Northern Municipal Power Agency ,
Revenue, 2013 A, 5%, 1/01/30 ........................................ 1,190,000 1,191,212
Revenue, 2017, Refunding, 5%, 1/01/41 ................................. 800,000 824,569
Norwood Young America Independent School District No. 108 , GO , 2022 A , 2.25% ,
2/01/45 ......................................................... 1,700,000 1,154,921
Prior Lake-Savage Independent School District No. 719 ,
GO, 2018 B, Zero Cpn., 2/01/27 ....................................... 10,545,000 9,185,317
GO, 2018 B, Zero Cpn., 2/01/28 ....................................... 13,055,000 11,013,372
GO, 2018 B, Zero Cpn., 2/01/30 ....................................... 9,010,000 7,067,640
GO, 2018 B, Zero Cpn., 2/01/31 ....................................... 5,310,000 4,005,786

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Red Rock Central Independent School District No. 2884 , GO , 2022 A , 2.375% , 2/01/47
$ 3,000,000 $ 2,024,883
Roseville Independent School District No. 623 ,
GO, 2018 A, 5%, 2/01/30 ............................................ 3,700,000 3,969,571
GO, 2018 A, 4%, 2/01/35 ............................................ 4,900,000 5,040,437
GO, 2018 A, 4%, 2/01/37 ............................................ 5,000,000 5,096,590
Sartell-St. Stephen Independent School District No. 748 ,
GO, 2016 B, Zero Cpn., 2/01/36 ....................................... 3,000,000 1,761,192
GO, 2016 B, Zero Cpn., 2/01/37 ....................................... 2,820,000 1,559,364
GO, 2016 B, Zero Cpn., 2/01/38 ....................................... 5,220,000 2,722,317
GO, 2016 B, Zero Cpn., 2/01/39 ....................................... 3,020,000 1,486,668
a
Scott County Community Development Agency , Spero BP Senior LLC , Revenue,
Senior Lien , 144A, 2022 A , 5.25% , 8/01/37 ............................... 8,000,000 7,143,881
Southern Minnesota Municipal Power Agency ,
Revenue, 1994 A, NATL Insured, Zero Cpn., 1/01/26 ....................... 5,395,000 4,902,353
Revenue, 1994 A, NATL Insured, Zero Cpn., 1/01/27 ....................... 6,600,000 5,784,361
Revenue, 2015 A, Refunding, 5%, 1/01/46 ............................... 9,345,000 9,552,018
Revenue, 2017 A, 5%, 1/01/42 ........................................ 1,315,000 1,407,001
Revenue, 2019 A, 5%, 1/01/32 ........................................ 700,000 789,421
Revenue, 2019 A, 5%, 1/01/33 ........................................ 560,000 629,271
Revenue, 2019 A, 5%, 1/01/34 ........................................ 610,000 684,249
St. Cloud Independent School District No. 742 ,
COP, 2017 A, 4%, 2/01/38 ........................................... 1,000,000 995,497
GO, 2015 A, 4%, 2/01/28 ............................................ 2,080,000 2,112,560
GO, 2017 B, Refunding, 4%, 2/01/30 ................................... 4,060,000 4,130,432
GO, 2017 B, Refunding, 4%, 2/01/36 ................................... 2,500,000 2,543,370
GO, 2017 B, Refunding, 4%, 2/01/37 ................................... 2,250,000 2,289,033
St. Francis Independent School District No. 15 ,
GO, 2018 A, 4%, 2/01/37 ............................................ 1,025,000 1,025,382
GO, 2018 A, 3.5%, 2/01/41 ........................................... 3,350,000 3,064,580
St. Paul Port Authority ,
Revenue, 2021-2, 4%, 10/01/40 ....................................... 1,100,000 1,022,822
District Energy St. Paul Obligated Group, Revenue, 2021-1, Refunding, 3%, 10/01/34 300,000 272,181
State of Minnesota ,
COP, 2014, 5%, 6/01/36 ............................................. 3,615,000 3,654,617
GO, 2013 F, Refunding, 4%, 10/01/25 .................................. 15,000,000 15,039,029
GO, 2019 A, 5%, 8/01/34 ............................................ 1,900,000 2,140,684
Revenue, 2014 A, 5%, 6/01/38 ........................................ 8,500,000 8,514,028
Stearns County Housing & Redevelopment Authority , Revenue , 2021 A , Refunding ,
3% , 2/01/61 ...................................................... 1,105,000 762,674
University of Minnesota ,
Revenue, 2014 B, 5%, 1/01/38 ........................................ 4,500,000 4,517,401
Revenue, 2014 B, 4%, 1/01/44 ........................................ 3,750,000 3,710,914
Revenue, 2015 A, Refunding, 5%, 8/01/28 ............................... 7,225,000 7,465,692
Revenue, 2016 A, 5%, 4/01/41 ........................................ 5,000,000 5,142,038
Revenue, 2017 A, 5%, 9/01/39 ........................................ 1,500,000 1,592,502
Revenue, 2017 A, 5%, 9/01/41 ........................................ 3,000,000 3,179,833
Revenue, 2017 B, Refunding, 5%, 12/01/30 .............................. 5,575,000 6,077,679
Revenue, 2019 A, 5%, 4/01/40 ........................................ 2,110,000 2,279,648
Revenue, 2019 A, 5%, 4/01/41 ........................................ 6,045,000 6,516,375
Revenue, 2019 A, 5%, 4/01/44 ........................................ 3,505,000 3,757,956
Revenue, 2020 A, 5%, 11/01/42 ....................................... 5,230,000 5,695,663
Virginia Independent School District No. 706 , Rock Ridge Independent School District
No. 2909 , GO , 2019 A , 3% , 2/01/40 .................................... 2,295,000 2,006,696
Watertown-Mayer Independent School District No. 111 ,
GO, 2020 A, Zero Cpn., 2/01/33 ....................................... 2,470,000 1,713,374

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Watertown-Mayer Independent School District No. 111, (continued)
GO, 2020 A, Zero Cpn., 2/01/34 ....................................... $ 2,470,000 $ 1,647,343
GO, 2020 A, Zero Cpn., 2/01/36 ....................................... 1,470,000 889,069
GO, 2020 A, Zero Cpn., 2/01/37 ....................................... 2,470,000 1,412,282
Waterville-Elysian-Morristown Independent School District No. 2143 , GO , 2019 A , 3% ,
2/01/32 ......................................................... 1,995,000 1,969,768
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 , GO , 2018
A , 4% , 2/01/34 .................................................... 2,655,000 2,742,220
Western Minnesota Municipal Power Agency ,
Revenue, 2014 A, Pre-Refunded, 5%, 1/01/40 ............................ 8,075,000 8,151,586
Revenue, 2014 A, Pre-Refunded, 5%, 1/01/46 ............................ 6,870,000 6,935,157
Revenue, 2015 A, Refunding, 5%, 1/01/35 ............................... 3,000,000 3,099,886
Revenue, 2015 A, Refunding, 5%, 1/01/36 ............................... 2,035,000 2,097,691
Revenue, 2018 A, 5%, 1/01/49 ........................................ 5,000,000 5,246,495
Zumbro Education District ,
COP, 2021 A, 4%, 2/01/32 ........................................... 200,000 197,859
COP, 2021 A, 4%, 2/01/33 ........................................... 150,000 148,090
COP, 2021 A, 4%, 2/01/34 ........................................... 125,000 123,236
COP, 2021 A, 2.125%, 2/01/35 ........................................ 325,000 252,394
COP, 2021 A, 4%, 2/01/38 ........................................... 390,000 364,857
COP, 2021 A, 4%, 2/01/41 ........................................... 635,000 576,434
762,880,246
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 2,100,000 1,674,595
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 2,100,000 1,669,537
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,500,000 2,660,370
6,004,502
Texas 0.4%
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 4,000,000 2,967,986
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,100,000 1,674,486
Wisconsin 0.9%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 2,100,000 1,655,356
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 5,600,000 5,592,071
7,247,427
Total Municipal Bonds (Cost $835,688,919) .....................................
787,313,376
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 196 .
Short Term Investments 0.5%
a a
Principal
Amount
a
Value
Municipal Bonds 0.5%
Minnesota 0.5%
d
City of Rochester , Mayo Clinic , Revenue , 2008 B , SPA Northern Trust Co. (The) , Daily
VRDN and Put , 3.5% , 11/15/38 ....................................... $ 3,900,000 $ 3,900,000
Total Municipal Bonds (Cost $3,900,000) .......................................
3,900,000
Total Short Term Investments (Cost $3,900,000 ) .................................
3,900,000
a
Total Investments (Cost $839,588,919) 99.2% ...................................
$791,213,376
Other Assets, less Liabilities 0.8% .............................................
6,506,815
Net Assets 100.0% ...........................................................
$797,720,191
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2023, the aggregate value of these securities was $24,774,869, representing 3.1% of net assets.
b
The maturity date shown represents the mandatory put date.
c
A portion or all of the security purchased on a delayed delivery basis.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2023
Franklin Missouri Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.9%
California 0.1%
Santa Barbara Secondary High School District , GO , 2011 A , Zero Cpn ., 8/01/40 ....
$ 1,790,000 $ 862,504
Florida 0.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 5,544,000 4,595,471
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 850,000 569,146
5,164,617
Georgia 0.4%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 3,250,000 2,596,279
Missouri 89.7%
Affton School District No. 101 ,
GO, 2017 A, Refunding, 5%, 3/01/32 ................................... 1,500,000 1,608,868
GO, 2017 A, Refunding, 5%, 3/01/33 ................................... 1,595,000 1,710,018
GO, 2017 A, Refunding, 5%, 3/01/34 ................................... 1,700,000 1,822,175
GO, 2017 A, Refunding, 5%, 3/01/35 ................................... 1,810,000 1,934,340
GO, 2017 A, Refunding, 5%, 3/01/36 ................................... 1,920,000 2,043,073
Bi-State Development Agency of the Missouri-Illinois Metropolitan District , Revenue ,
2020 A , Refunding , 4% , 10/01/44 ...................................... 6,000,000 5,834,031
Cape Girardeau County Industrial Development Authority ,
Procter & Gamble Co. (The), Revenue, 1998, 5.3%, 5/15/28 .................. 6,875,000 6,886,966
SoutheastHEALTH Obligated Group, Revenue, 2021, 4%, 3/01/41 ............. 3,010,000 2,548,229
SoutheastHEALTH Obligated Group, Revenue, 2021, 3%, 3/01/46 ............. 3,000,000 2,050,414
SoutheastHEALTH Obligated Group, Revenue, 2021, 4%, 3/01/46 ............. 8,730,000 7,078,815
St. Francis Obligated Group, Revenue, 2016, Refunding, 5%, 6/01/39 .......... 7,110,000 7,221,360
Cape Girardeau County School District No. R-2 , GO , 2018 , 5% , 3/01/38 ..........
2,195,000 2,367,705
City of Bridgeton ,
Sales Tax, Revenue, 2021 A, Refunding, 2%, 12/01/32 ...................... 500,000 414,316
Sales Tax, Revenue, 2021 A, Refunding, 2.125%, 12/01/33 .................. 1,170,000 967,695
City of Harrisonville ,
COP, 2023 A, Refunding, 4.375%, 3/01/43 ............................... 1,000,000 981,712
COP, 2023 A, Refunding, 4.5%, 3/01/48 ................................. 2,000,000 1,956,277
COP, 2023 A, Refunding, 4.625%, 3/01/53 ............................... 2,000,000 1,961,543
City of Kansas City ,
Sanitary Sewer System, Revenue, 2018 A, 4%, 1/01/35 ..................... 1,500,000 1,537,192
Sanitary Sewer System, Revenue, 2023 A, 4%, 1/01/48 ..................... 5,000,000 4,872,538
Water, Revenue, 2017 A, 4%, 12/01/41 ................................. 4,970,000 4,978,270
Water, Revenue, 2023 A, 4%, 12/01/47 ................................. 2,120,000 2,065,540
City of Marshfield , Waterworks & Sewer System , Revenue , 2020 B , AGMC Insured ,
5% , 2/01/47 ...................................................... 1,775,000 1,859,104
City of Republic ,
Revenue, 2022, 3%, 5/01/47 ......................................... 5,000,000 3,656,766
Revenue, 2023, 4.5%, 5/01/41 ........................................ 1,000,000 1,003,365
Revenue, 2023, 4.5%, 5/01/44 ........................................ 1,000,000 1,000,287
City of Springfield , Revenue , 2023 , 4.375% , 11/01/42 ........................
500,000 506,379
City of St. Charles ,
COP, 2020 B, Refunding, 3%, 2/01/38 .................................. 1,200,000 1,053,551
COP, 2020 B, Refunding, 3%, 2/01/39 .................................. 1,500,000 1,299,801
City of St. Louis ,
Airport, Revenue, 2005, Refunding, NATL Insured, 5.5%, 7/01/29 .............. 13,070,000 14,794,988
Airport, Revenue, 2017 A, Refunding, AGMC Insured, 5%, 7/01/25 ............. 5,000,000 5,166,304
Airport, Revenue, 2017 D, Refunding, AGMC Insured, 5%, 7/01/35 ............. 1,000,000 1,043,508

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
City of St. Louis, (continued)
Airport, Revenue, 2017 D, Refunding, AGMC Insured, 5%, 7/01/36 ............. $ 2,125,000 $ 2,207,259
Airport, Revenue, 2019 C, Refunding, 5%, 7/01/27 ......................... 1,705,000 1,823,917
Clay County Reorganized School District No. R-1 ,
GO, 2017, 3%, 3/01/36 ............................................. 1,540,000 1,420,522
GO, 2017, 3.125%, 3/01/37 .......................................... 1,855,000 1,690,936
Community College District of Central Southwest Missouri ,
COP, 2021, 3%, 3/01/40 ............................................. 575,000 487,774
COP, 2021, 3%, 3/01/41 ............................................. 400,000 335,357
County of Jackson , Revenue , 2023 A , 5.25% , 12/01/58 .......................
2,500,000 2,664,371
Ferguson Reorganized School District No. R-2 ,
GO, 2018, 4%, 5/01/32 ............................................. 1,000,000 1,020,258
GO, 2018, 5%, 5/01/38 ............................................. 2,250,000 2,385,972
Hannibal Board of Public Works ,
COP, 2022, 3.625%, 4/01/44 ......................................... 1,000,000 830,654
COP, 2022, 3.75%, 4/01/47 .......................................... 1,000,000 833,640
Health & Educational Facilities Authority of the State of Missouri ,
Bethesda Health Group, Inc. Obligated Group, Revenue, 2015, 5%, 8/01/40 ...... 1,650,000 1,567,775
Bethesda Health Group, Inc. Obligated Group, Revenue, 2015, 5%, 8/01/45 ...... 1,300,000 1,186,189
BJC Healthcare Obligated Group, Revenue, 2021 A, Refunding, 3%, 7/01/51 ..... 13,000,000 9,601,236
CoxHealth Obligated Group, Revenue, 2013 A, 5%, 11/15/38 ................. 11,680,000 11,618,527
CoxHealth Obligated Group, Revenue, 2013 A, 5%, 11/15/44 ................. 2,760,000 2,736,582
CoxHealth Obligated Group, Revenue, 2015 A, Refunding, 5%, 11/15/34 ........ 3,200,000 3,287,705
CoxHealth Obligated Group, Revenue, 2015 A, Refunding, 5%, 11/15/39 ........ 6,690,000 6,795,258
CoxHealth Obligated Group, Revenue, 2019 A, 4%, 11/15/44 ................. 5,000,000 4,740,625
Kansas City University, Revenue, 2017 A, 5%, 6/01/42 ...................... 2,800,000 2,976,947
Kansas City University, Revenue, 2017 A, 5%, 6/01/47 ...................... 4,875,000 5,162,668
Lake Regional Health System Obligated Group, Revenue, 2021, Refunding, 3%,
2/15/40 ........................................................ 2,060,000 1,518,788
Lake Regional Health System Obligated Group, Revenue, 2021, Refunding, 3%,
2/15/41 ........................................................ 2,120,000 1,543,766
Lake Regional Health System Obligated Group, Revenue, 2021, Refunding, 3%,
2/15/46 ........................................................ 5,590,000 3,784,594
Lutheran Senior Services Obligated Group, Revenue, 2016 A, 5%, 2/01/46 ....... 4,000,000 3,641,162
Lutheran Senior Services Obligated Group, Revenue, 2016 B, Refunding, 5%,
2/01/46 ........................................................ 11,575,000 10,536,611
Lutheran Senior Services Obligated Group, Revenue, 2019 A, 5%, 2/01/34 ....... 2,000,000 1,951,454
Lutheran Senior Services Obligated Group, Revenue, 2019 A, 5%, 2/01/42 ....... 1,750,000 1,623,515
Lutheran Senior Services Obligated Group, Revenue, 2019 C, Refunding, 4%,
2/01/33 ........................................................ 1,730,000 1,550,597
Lutheran Senior Services Obligated Group, Revenue, 2019 C, Refunding, 4%,
2/01/48 ........................................................ 485,000 368,587
Lutheran Senior Services Obligated Group, Revenue, 2021, 4%, 2/01/30 ........ 2,035,000 1,899,918
Lutheran Senior Services Obligated Group, Revenue, 2021, 4%, 2/01/42 ........ 9,900,000 7,903,192
Maryville University of St. Louis, Revenue, 2015, 5%, 6/15/44 ................. 5,000,000 5,008,028
Maryville University of St. Louis, Revenue, 2019 A, 5%, 6/15/45 ............... 4,000,000 4,011,729
Maryville University of St. Louis, Revenue, 2020 A, Refunding, 4%, 6/15/34 ...... 4,345,000 4,188,703
Maryville University of St. Louis, Revenue, 2020 A, Refunding, 4%, 6/15/38 ...... 4,885,000 4,431,063
Maryville University of St. Louis, Revenue, 2022 A, Refunding, 3.125%, 6/15/38 ... 2,300,000 1,831,313
Maryville University of St. Louis, Revenue, 2022 A, Refunding, 3.375%, 6/15/45 ... 1,000,000 746,326
Mercy Health, Revenue, 2012, 4%, 11/15/42 ............................. 8,000,000 7,737,487
Mercy Health, Revenue, 2014 F, 5%, 11/15/45 ............................ 25,000,000 25,212,368
Mercy Health, Revenue, 2015 B, Refunding, 5%, 2/01/45 .................... 6,870,000 6,959,681
Mercy Health, Revenue, 2017 C, Refunding, 5%, 11/15/42 ................... 9,720,000 9,977,220
Mercy Health, Revenue, 2017 C, Refunding, 4%, 11/15/47 ................... 10,000,000 9,420,999
Mercy Health, Revenue, 2020, 4%, 6/01/53 .............................. 2,000,000 1,827,402

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, (continued)
Mosaic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 2/15/54 $ 4,000,000 $ 3,559,711
SSM Health Care Obligated Group, Revenue, 2018 A, 5%, 6/01/48 ............ 13,500,000 13,786,482
St. Louis University, Revenue, 2015 A, 5%, 10/01/38 ....................... 10,000,000 10,309,117
St. Louis University, Revenue, 2017 A, 5%, 10/01/42 ....................... 9,200,000 9,646,689
St. Louis University, Revenue, 2017 A, 5%, 10/01/47 ....................... 5,800,000 6,058,613
St. Louis University, Revenue, 2019 A, 5%, 10/01/46 ....................... 5,775,000 6,151,361
St. Luke's Health System Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/35 3,950,000 4,099,690
St. Luke's Health System Obligated Group, Revenue, 2018 A, Refunding, 5%,
11/15/43 ....................................................... 2,000,000 2,055,501
St. Luke's Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/50 2,500,000 2,298,043
University of Central Missouri, Revenue, 2013 C-2, 5%, 10/01/34 .............. 5,000,000 5,009,092
Howard Bend Levee District ,
Special Tax, 2021, 2.75%, 3/01/31 ..................................... 400,000 343,691
Special Tax, 2021, 3%, 3/01/36 ....................................... 500,000 406,546
Special Tax, 2021, 3.125%, 3/01/41 .................................... 1,000,000 767,903
Special Tax, 2022, 3.375%, 3/01/32 .................................... 75,000 66,225
Special Tax, 2022, 3.5%, 3/01/37 ...................................... 175,000 146,792
Special Tax, 2022, 3.625%, 3/01/42 .................................... 200,000 160,385
Jefferson City School District , GO , 2018 , 5% , 3/01/38 ........................
2,070,000 2,177,364
Jefferson County School District No. R-VI ,
Festus, COP, 2021 B, 3%, 4/01/42 ..................................... 500,000 395,303
Festus, COP, 2021 B, 3%, 4/01/44 ..................................... 1,500,000 1,149,735
Festus, COP, 2021 B, 2.375%, 4/01/46 .................................. 2,000,000 1,392,260
Joplin Industrial Development Authority , Freeman Health System Obligated Group ,
Revenue , 2015 , Refunding , 5% , 2/15/35 ................................. 4,000,000 4,031,642
Kansas City Industrial Development Authority ,
Revenue, 2011 A, Refunding, 5.5%, 9/01/29 .............................. 5,000,000 5,008,467
Revenue, 2011 A, Refunding, 5.5%, 9/01/30 .............................. 12,000,000 12,020,912
Revenue, 2011 A, Refunding, 5%, 9/01/32 ............................... 3,000,000 3,004,335
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/46 ................... 9,000,000 9,259,748
City of Kansas City Airport, Revenue, 2019 B, AGMC Insured, 5%, 3/01/49 ....... 3,000,000 3,076,594
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/54 ................... 31,770,000 32,421,126
City of Kansas City Airport, Revenue, 2020 A, AGMC Insured, 4%, 3/01/57 ....... 10,900,000 9,803,233
City of Kansas City Airport, Revenue, 2020 A, AGMC Insured, 5%, 3/01/57 ....... 100,000 102,940
Liberty Public School District No. 53 , GO , 2018 , 4% , 3/01/37 ...................
4,500,000 4,525,577
Metropolitan St. Louis Sewer District ,
Revenue, 2016 C, Refunding, 5%, 5/01/46 ............................... 24,700,000 25,664,947
Revenue, 2017 A, Refunding, 5%, 5/01/47 ............................... 15,000,000 15,716,055
Missouri Development Finance Board ,
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/30 ............... 930,000 968,424
City of Independence, Revenue, 2021, Refunding, 4%, 3/01/36 ............... 1,140,000 1,083,947
City of Independence, Revenue, 2021, Refunding, 4%, 3/01/37 ............... 500,000 464,658
City of Independence, Revenue, 2021, Refunding, 4%, 3/01/41 ............... 515,000 459,957
City of Independence, Revenue, 2021, Refunding, 3%, 3/01/46 ............... 2,640,000 1,868,297
City of Independence, Revenue, 2021, Refunding, 4%, 3/01/51 ............... 9,445,000 7,945,150
Procter & Gamble Co. (The), Revenue, 1999, 5.2%, 3/15/29 .................. 3,000,000 3,319,942
Zoological Subdistrict of the Metropolitan Zoo Park & Museum District of St. Louis,
Revenue, 2022, 5.25%, 5/01/55 ..................................... 2,500,000 2,684,021
Missouri Housing Development Commission ,
Revenue, 2018 B, GNMA Insured, 4%, 11/01/38 ........................... 820,000 809,161
Revenue, 2019 C, GNMA Insured, 3%, 11/01/44 ........................... 3,045,000 2,789,018
Revenue, 2020 C, GNMA Insured, 2.4%, 11/01/45 ......................... 2,010,000 1,486,426
Revenue, 2020 D, GNMA Insured, 2.55%, 11/01/50 ........................ 2,715,000 2,067,367
Revenue, 2021 B, GNMA Insured, 2.2%, 11/01/46 ......................... 1,160,000 833,816

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Missouri Housing Development Commission, (continued)
Revenue, 2021 B, GNMA Insured, 2.3%, 11/01/51 ......................... $ 7,220,000 $ 5,203,536
Revenue, 2022 A, GNMA Insured, 3%, 11/01/37 ........................... 1,295,000 1,147,464
Revenue, 2022 A, GNMA Insured, 3.125%, 11/01/42 ....................... 3,425,000 2,878,912
Revenue, 2022 C, GNMA Insured, 4.3%, 11/01/47 ......................... 2,000,000 1,953,104
Revenue, 2022 C, GNMA Insured, 4.35%, 11/01/52 ........................ 2,495,000 2,416,004
Missouri Joint Municipal Electric Utility Commission ,
Iatan 2 Project, Revenue, 2015 A, Refunding, 5%, 12/01/35 .................. 7,335,000 7,471,178
MoPEP 1 Pool Fund, Revenue, 2018, 5%, 12/01/43 ........................ 2,000,000 2,057,551
Plum Point Project, Revenue, 2014 A, Refunding, 5%, 1/01/33 ................ 5,500,000 5,583,409
Prairie State Project, Revenue, 2016 A, Refunding, 5%, 12/01/40 .............. 27,950,000 28,413,939
Monarch-Chesterfield Levee District , Special Tax , 2015 , Refunding , 5% , 3/01/40 ....
4,395,000 4,437,628
Move Rolla Transportation Development District , Revenue , 2017 , 4.75% , 6/01/47 ...
5,050,000 4,689,288
Normandy Schools Collaborative ,
GO, 2021 B, 2%, 3/01/40 ............................................ 2,050,000 1,456,642
GO, 2021 B, 2%, 3/01/41 ............................................ 1,700,000 1,195,070
Poplar Bluff Regional Transportation Development District ,
Sales Tax, Revenue, 2023 B, Refunding, 3.375%, 12/01/31 .................. 2,000,000 1,924,469
Sales Tax, Revenue, 2023 B, Refunding, 4%, 12/01/37 ...................... 2,600,000 2,522,910
b
Republic School District No. R-3 , GO , 2023 , 4% , 3/01/43 ...................... 1,470,000 1,432,640
Riverside- Quindaro Bend Levee District of Platte County , Special Assessment , 2017 ,
Refunding , 5% , 3/01/29 ............................................. 2,585,000 2,650,146
Southeast Missouri State University , Revenue , 2020 , Refunding , 4% , 4/01/40 ......
5,075,000 4,874,006
c
Springfield School District No. R-12 , GO , 2023 , 4% , 3/01/43 ................... 2,000,000 1,980,959
St. Charles County Public Water Supply District No. 2 , COP , 2022 , 4% , 12/01/44 ....
5,000,000 4,855,808
St. Charles County School District No. R-IV Wentzville , GO , 2018 , Refunding , 4% ,
3/01/38 ......................................................... 15,400,000 15,500,976
St. Louis County Industrial Development Authority ,
Friendship Village St. Louis Obligated Group, Revenue, 2013 A, 5.875%, 9/01/43 .. 7,000,000 6,998,599
Friendship Village St. Louis Obligated Group, Revenue, 2017, Refunding, 5%,
9/01/48 ........................................................ 7,095,000 5,904,900
St. Louis Land Clearance for Redevelopment Authority ,
Revenue, 2021, 2.125%, 7/15/39 ...................................... 3,680,000 2,614,973
Revenue, 2021, 2.25%, 7/15/41 ....................................... 3,845,000 2,711,160
Revenue, 2021 A, Refunding, 2.125%, 4/01/39 ............................ 6,385,000 4,542,927
City of St. Louis, Revenue, 2022 C, 5%, 6/01/36 ........................... 2,025,000 2,100,922
City of St. Louis, Revenue, 2022 C, 5%, 6/01/41 ........................... 2,000,000 2,023,704
City of St. Louis, Revenue, 2022 C, 5.125%, 6/01/46 ....................... 2,600,000 2,636,695
St. Louis Municipal Finance Corp. ,
City of St. Louis, Revenue, 2020, AGMC Insured, 5%, 10/01/45 ............... 2,685,000 2,812,545
City of St. Louis, Revenue, 2020, AGMC Insured, 5%, 10/01/49 ............... 5,175,000 5,354,443
St. Louis Municipal Library District , COP , 2020 , Refunding , BAM Insured , 4% , 3/15/48
2,800,000 2,664,486
St. Louis School District , GO , 2023 , AGMC Insured , 4% , 4/01/43 ................
7,000,000 6,861,030
Washington Industrial Development Authority , Revenue , 2021 , Refunding , 2.5% ,
11/01/29 ........................................................ 300,000 273,826
650,815,917
Oregon 0.2%
a
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 1,400,000 1,386,534
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,900,000 1,515,110

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, (continued)
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... $ 1,900,000 $ 1,510,534
a
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn ., 6/01/52 3,200,000 2,018,599
5,044,243
Texas 1.0%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 2,045,559
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,500,000 1,821,248
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 2.5%,
9/01/41 ........................................................ 525,000 359,771
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/44 700,000 497,927
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,200,000 2,374,389
7,098,894
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,900,000 1,515,011
Wisconsin 1.6%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,900,000 1,497,703
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 3,250,000 2,592,344
FAH Tree House LLC, Revenue, 144A, 2023 A, 6.5%, 8/01/53 ................ 1,500,000 1,486,119
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 4,900,000 4,893,062
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 A, 6.5%, 12/01/52 ..... 1,500,000 1,474,879
11,944,107
U.S. Territories 4.3%
Guam 0.8%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
5,790,000 5,815,030
Puerto Rico 3.5%
HTA HRRB Custodial Trust ,
Revenue, 2007 CC, 5.25%, 7/01/33 .................................... 1,000,000 1,011,036
Revenue, 2007 CC, 5.25%, 7/01/36 .................................... 6,200,000 6,254,437
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 5,205,000 5,255,762
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 500,000 504,390
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,750,000 1,729,596
d
Revenue, WW, 5.5%, 7/01/38 ......................................... 4,690,000 3,370,938
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 165,992 159,560
Revenue, 2022 B, Zero Cpn ., 7/01/32 ................................... 107,872 68,719
Revenue, 2022 C, Zero Cpn ., 7/01/53 .................................. 184,525 112,559
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 1,404,000 1,301,872
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 6,000,000 5,747,686
25,516,555
Total U.S. Territories .................................................................... 31,331,585
Total Municipal Bonds (Cost $763,358,434) .....................................
717,759,691
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 196 .
Short Term Investments 0.1%
a a
Principal
Amount
a
Value
Municipal Bonds 0.1%
Missouri 0.1%
e
Health & Educational Facilities Authority of the State of Missouri , Washington University
(The) , Revenue , 2000 B , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 4% ,
3/01/40 ......................................................... $ 800,000 $ 800,000
Total Municipal Bonds (Cost $800,000) .........................................
800,000
Total Short Term Investments (Cost $800,000 ) ..................................
800,000
a
Total Investments (Cost $764,158,434) 99.0% ...................................
$718,559,691
Other Assets, less Liabilities 1.0% .............................................
7,208,132
Net Assets 100.0% ...........................................................
$725,767,823
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2023, the aggregate value of these securities was $25,740,423, representing 3.5% of net assets.
b
Security purchased on a when-issued basis.
c
A portion or all of the security purchased on a delayed delivery basis.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2023
Franklin New Jersey Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,600,000 $ 1,591,682
Total Corporate Bonds (Cost $1,600,000) .......................................
1,591,682
Municipal Bonds 98.3%
California 0.1%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
1,300,000 1,077,328
Delaware 1.7%
Delaware River & Bay Authority ,
Revenue, 2019, Refunding, 4%, 1/01/44 ................................. 12,500,000 12,162,120
Revenue, 2021, 4%, 1/01/46 ......................................... 1,000,000 963,847
13,125,967
Florida 1.0%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 4,536,000 3,759,931
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 850,000 569,146
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 3,650,000 2,983,875
7,312,952
Georgia 0.3%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 2,650,000 2,116,966
New Jersey 79.4%
Atlantic County Improvement Authority (The) , Stockton University , Revenue , 2021 A ,
AGMC Insured , 4% , 7/01/47 .......................................... 1,000,000 948,292
Bergen County Improvement Authority (The) ,
Borough of Ridgefield, Revenue, 2020, 4%, 10/15/42 ....................... 5,205,000 5,244,690
County of Bergen, Revenue, 2019, 4%, 10/15/37 .......................... 3,600,000 3,667,170
County of Bergen, Revenue, 2019, 4%, 10/15/38 .......................... 3,745,000 3,799,766
County of Bergen, Revenue, 2019, 4%, 10/15/39 .......................... 3,000,000 3,039,301
Camden County Improvement Authority (The) ,
b
Camden Prep, Inc., Revenue, 144A, 2022, 5%, 7/15/52 ..................... 3,000,000 2,920,839
KIPP Cooper Norcross Obligated Group, Revenue, 2022, 6%, 6/15/47 .......... 1,700,000 1,806,894
KIPP Cooper Norcross Obligated Group, Revenue, 2022, 6%, 6/15/52 .......... 2,100,000 2,220,207
City of Newark ,
Mass Transit Access Tax, Revenue, 2022, AGMC Insured, 5%, 11/15/42 ......... 1,000,000 1,095,408
Mass Transit Access Tax, Revenue, 2022, AGMC Insured, 5.375%, 11/15/52 ..... 1,500,000 1,675,251
Mass Transit Access Tax, Revenue, 2022, AGMC Insured, 6%, 11/15/62 ......... 1,000,000 1,149,420
County of Middlesex , COP , 1998 , NATL Insured , Zero Cpn., 6/15/24 .............
1,000,000 963,290
Cumberland County Improvement Authority (The) ,
Revenue, 2014, Pre-Refunded, AGMC Insured, 5%, 9/01/39 ................. 2,000,000 2,042,834
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/36 ............ 955,000 1,023,789
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/37 ............ 1,000,000 1,066,593
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/38 ............ 1,020,000 1,082,499
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/39 ............ 1,070,000 1,133,369
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/44 ............ 5,725,000 6,014,529
Essex County Improvement Authority ,
Friends of TEAM Academy Charter School Obligated Group, Revenue, 2021, 4%,
6/15/38 ........................................................ 1,645,000 1,495,415
Friends of TEAM Academy Charter School Obligated Group, Revenue, 2021, 4%,
6/15/51 ........................................................ 2,700,000 2,265,779

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Essex County Improvement Authority, (continued)
Friends of TEAM Academy Charter School Obligated Group, Revenue, 2021, 4%,
6/15/56 ........................................................ $ 4,925,000 $ 4,017,565
Gloucester County Improvement Authority (The) ,
Rowan University, Revenue, 2015 C, AGMC Insured, 4%, 7/01/42 ............. 2,500,000 2,444,976
Rowan University, Revenue, 2015 C, 5%, 7/01/44 ......................... 3,500,000 3,565,232
Rowan University, Revenue, 2019, 4%, 7/01/37 ........................... 750,000 758,905
Rowan University, Revenue, 2019, 4%, 7/01/38 ........................... 700,000 704,900
Rowan University, Revenue, 2019, 4%, 7/01/39 ........................... 600,000 602,039
Rowan University, Revenue, 2019, 5%, 7/01/44 ........................... 4,925,000 5,280,296
Rowan University, Revenue, 2019, 4%, 7/01/48 ........................... 5,250,000 5,119,207
Hudson County Improvement Authority ,
Revenue, 2019, Refunding, 4%, 1/01/40 ................................. 1,000,000 999,039
County of Hudson, Revenue, 2016, 5.25%, 5/01/51 ........................ 6,000,000 6,193,763
Mercer County Improvement Authority (The) ,
County of Mercer, Revenue, 2019, Refunding, 4%, 4/01/31 ................... 1,545,000 1,649,370
County of Mercer, Revenue, 2019, Refunding, 4%, 4/01/33 ................... 1,500,000 1,595,938
Monmouth County Improvement Authority (The) ,
Revenue, 2019 A, 4%, 8/01/32 ........................................ 300,000 319,456
Revenue, 2019 A, 4%, 8/01/33 ........................................ 350,000 370,315
Revenue, 2019 A, 4%, 8/01/34 ........................................ 525,000 551,580
Revenue, 2019 A, 4%, 8/01/35 ........................................ 525,000 545,995
Revenue, 2019 A, 4%, 8/01/36 ........................................ 500,000 514,784
Revenue, 2019 A, 4%, 8/01/37 ........................................ 275,000 280,646
Revenue, 2019 A, 4%, 8/01/38 ........................................ 225,000 228,194
Revenue, 2019 A, 4%, 8/01/39 ........................................ 400,000 405,087
Revenue, 2019 B, 4%, 12/01/34 ....................................... 750,000 787,947
Revenue, 2019 B, 4%, 12/01/36 ....................................... 750,000 771,491
Revenue, 2019 B, 4%, 12/01/37 ....................................... 500,000 509,852
Revenue, 2019 B, 4%, 12/01/38 ....................................... 750,000 761,189
Revenue, 2019 B, 4%, 12/01/39 ....................................... 600,000 608,021
New Brunswick Parking Authority , Revenue , 2016 A , Refunding , BAM Insured , 5% ,
9/01/39 ......................................................... 5,000,000 5,188,179
New Jersey Economic Development Authority ,
Revenue, 2021 QQQ, 4%, 6/15/39 ..................................... 2,500,000 2,426,097
Revenue, 2021 QQQ, 4%, 6/15/46 ..................................... 1,250,000 1,174,263
Revenue, 2021 QQQ, 4%, 6/15/50 ..................................... 1,250,000 1,160,876
Middlesex Water Co., Revenue, 2019, 4%, 8/01/59 ........................ 6,200,000 5,375,731
Middlesex Water Co., Revenue, 2019, 5%, 8/01/59 ........................ 7,245,000 7,422,453
New Jersey Transit Corp., Revenue, 2022 A, 5%, 11/01/52 ................... 5,000,000 5,246,301
Port Newark Container Terminal LLC, Revenue, 2017, Refunding, 5%, 10/01/47 ... 13,625,000 13,491,381
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/32 .......... 640,000 639,973
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/37 .......... 600,000 588,685
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/47 .......... 1,500,000 1,378,011
Provident Group-Montclair Properties LLC, Revenue, 2017, Refunding, AGMC
Insured, 5%, 6/01/42 .............................................. 6,000,000 6,124,145
Provident Group-Rowan Properties LLC, Revenue, A, 5%, 1/01/48 ............. 7,000,000 6,338,830
Rutgers State University of New Jersey (The), Revenue, 2013, Pre-Refunded, 5%,
6/15/38 ........................................................ 5,000,000 5,002,750
State of New Jersey Department of the Treasury, Revenue, 2005 N-1, Refunding,
NATL Insured, 5.5%, 9/01/27 ........................................ 8,660,000 9,391,922
State of New Jersey Department of the Treasury, Revenue, 2015 WW, Pre-Refunded,
5%, 6/15/37 .................................................... 4,760,000 4,935,807
New Jersey Educational Facilities Authority ,
Kean University, Revenue, 2015 H, Refunding, AGMC Insured, 5%, 7/01/34 ...... 2,205,000 2,301,404
Kean University, Revenue, 2015 H, Refunding, AGMC Insured, 5%, 7/01/35 ...... 5,000,000 5,206,584

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Educational Facilities Authority, (continued)
Kean University, Revenue, 2017 D, Refunding, BAM Insured, 4%, 9/01/38 ....... $ 1,150,000 $ 1,144,846
Montclair State University, Inc., Revenue, 2014 A, 5%, 7/01/39 ................ 5,000,000 5,052,404
Montclair State University, Inc., Revenue, 2014 A, 5%, 7/01/44 ................ 16,380,000 16,503,507
Montclair State University, Inc., Revenue, 2015 D, Refunding, 5%, 7/01/35 ....... 2,245,000 2,307,074
Montclair State University, Inc., Revenue, 2015 D, Refunding, 5%, 7/01/36 ....... 1,210,000 1,240,151
Montclair State University, Inc., Revenue, 2016 B, Refunding, 5%, 7/01/34 ....... 1,325,000 1,381,329
Ramapo College of New Jersey, Revenue, 2017 A, Refunding, AGMC Insured, 5%,
7/01/35 ........................................................ 3,955,000 4,214,741
Seton Hall University, Revenue, 2015 C, Refunding, 5%, 7/01/34 .............. 400,000 410,386
Seton Hall University, Revenue, 2015 C, Refunding, 5%, 7/01/37 .............. 1,300,000 1,324,124
Seton Hall University, Revenue, 2017 D, Refunding, 5%, 7/01/42 .............. 3,945,000 4,047,288
Seton Hall University, Revenue, 2020 C, AGMC Insured, 3.25%, 7/01/49 ........ 1,150,000 910,535
Seton Hall University, Revenue, 2020 C, AGMC Insured, 4%, 7/01/50 ........... 1,850,000 1,746,322
Stevens Institute of Technology International, Inc., Revenue, 1998-1, ETM, 5%,
7/01/28 ........................................................ 475,000 496,229
Stevens Institute of Technology International, Inc., Revenue, 2017 A, Refunding, 5%,
7/01/36 ........................................................ 1,600,000 1,651,585
Stevens Institute of Technology International, Inc., Revenue, 2017 A, Refunding, 5%,
7/01/42 ........................................................ 9,310,000 9,460,798
Stevens Institute of Technology International, Inc., Revenue, 2017 A, Refunding, 5%,
7/01/47 ........................................................ 4,085,000 4,131,625
Stevens Institute of Technology International, Inc., Revenue, 2020 A, 5%, 7/01/45 . 4,000,000 4,086,299
Stevens Institute of Technology International, Inc., Revenue, 2020 A, 4%, 7/01/50 . 11,640,000 10,162,812
Trustees of Princeton University (The), Revenue, 2014 A, 5%, 7/01/44 .......... 15,000,000 15,141,396
New Jersey Health Care Facilities Financing Authority ,
AHS Hospital Corp., Revenue, 2008 A, 5%, 7/01/27 ........................ 220,000 220,103
AHS Hospital Corp., Revenue, 2016, Refunding, 4%, 7/01/41 ................. 10,000,000 9,737,531
AtlantiCare Health System Obligated Group, Revenue, 2021, 4%, 7/01/37 ....... 750,000 754,146
AtlantiCare Health System Obligated Group, Revenue, 2021, 3%, 7/01/46 ....... 1,000,000 748,064
Hackensack Meridian Health Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/37 ........................................................ 3,000,000 3,158,082
Hackensack Meridian Health Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/38 ........................................................ 3,000,000 3,148,776
Hackensack Meridian Health Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/39 ........................................................ 5,000,000 5,229,265
Hunterdon Medical Center Obligated Group, Revenue, 2014 A, Pre-Refunded, 5%,
7/01/45 ........................................................ 2,650,000 2,694,368
Inspira Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/46 ...... 18,500,000 18,781,553
Inspira Health Obligated Group, Revenue, 2017 A, 5%, 7/01/42 ............... 7,000,000 7,181,499
Inspira Health Obligated Group, Revenue, 2017 A, 4%, 7/01/47 ............... 8,700,000 8,061,383
RWJ Barnabas Health Obligated Group, Revenue, 2013 A, 5.5%, 7/01/43 ....... 4,000,000 4,002,234
RWJ Barnabas Health Obligated Group, Revenue, 2014 A, 5%, 7/01/43 ......... 3,650,000 3,685,012
RWJ Barnabas Health Obligated Group, Revenue, 2014 A, Refunding, 5%, 7/01/44 15,530,000 15,676,539
RWJ Barnabas Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/43 10,000,000 10,257,561
St. Joseph's Healthcare System Obligated Group, Revenue, 2016, Refunding, 5%,
7/01/41 ........................................................ 5,850,000 5,748,277
St. Luke's Hospital Obligated Group, Revenue, 2013, Pre-Refunded, 5%, 8/15/31 .. 2,935,000 2,943,656
St. Luke's Hospital Obligated Group, Revenue, 2013, Pre-Refunded, 5%, 8/15/34 .. 1,500,000 1,504,424
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/35 ........... 1,000,000 997,403
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/37 ........... 3,950,000 3,916,658
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/38 ........... 2,200,000 2,170,695
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/44 ........... 12,000,000 11,511,775
New Jersey Higher Education Student Assistance Authority ,
Revenue, 2019 B, Refunding, 3.25%, 12/01/39 ............................ 7,945,000 7,490,551
Revenue, 2020 C, Refunding, 4.25%, 12/01/50 ........................... 1,750,000 1,577,658
Revenue, 2021 B, Refunding, 5%, 12/01/29 .............................. 2,830,000 3,016,779

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, (continued)
Revenue, 2023 C, 5%, 12/01/53 ....................................... $ 3,125,000 $ 3,021,187
Revenue, Senior Lien, 2020 A, Refunding, 3.5%, 12/01/39 ................... 5,600,000 5,283,177
New Jersey Housing & Mortgage Finance Agency ,
Revenue, 2018 A, Refunding, 3.95%, 11/01/43 ............................ 1,100,000 996,425
Revenue, 2019 A, Refunding, 3%, 11/01/44 .............................. 510,000 399,871
Revenue, 2019 C, Refunding, 3.95%, 10/01/44 ........................... 3,955,000 3,733,682
Revenue, 2020 E, Refunding, 2.05%, 10/01/35 ............................ 4,005,000 3,244,220
Revenue, 2020 E, Refunding, 2.25%, 10/01/40 ............................ 8,020,000 5,808,008
Revenue, 2020 E, Refunding, 2.4%, 10/01/45 ............................. 3,205,000 2,341,038
Revenue, 2020 E, Refunding, 2.45%, 10/01/50 ............................ 2,400,000 1,729,420
New Jersey Institute of Technology , Revenue , 2015 A , 5% , 7/01/45 ..............
6,000,000 6,094,390
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006 C, AGMC Insured, Zero Cpn., 12/15/33 ..................... 10,000,000 6,824,723
Revenue, 2009 A, Zero Cpn., 12/15/32 .................................. 10,000,000 6,964,810
Revenue, 2009 A, Zero Cpn., 12/15/36 .................................. 500,000 287,972
Revenue, 2010 A, Zero Cpn., 12/15/29 .................................. 5,000,000 3,941,794
Revenue, 2010 A, Zero Cpn., 12/15/40 .................................. 4,750,000 2,227,876
Revenue, 2013 AA, 5.25%, 6/15/31 .................................... 10,000,000 10,007,040
Revenue, 2019 BB, 4%, 6/15/44 ....................................... 6,000,000 5,669,899
Revenue, 2020 AA, 4%, 6/15/50 ....................................... 3,670,000 3,408,332
Revenue, 2022 A, 4%, 6/15/41 ........................................ 2,000,000 1,913,449
Revenue, 2022 BB, 4%, 6/15/42 ....................................... 2,400,000 2,292,142
Revenue, 2022 BB, 4%, 6/15/46 ....................................... 7,325,000 6,886,951
Revenue, 2022 CC, 5.5%, 6/15/50 ..................................... 1,250,000 1,363,629
c
State of New Jersey, Revenue, 2023 A, Refunding, 5%, 6/15/38 ............... 4,000,000 4,314,464
c
State of New Jersey, Revenue, 2023 A, Refunding, 5.25%, 6/15/41 ............ 2,500,000 2,734,871
New Jersey Turnpike Authority ,
Revenue, 2017 A, 5%, 1/01/34 ........................................ 6,505,000 6,911,363
Revenue, 2017 A, 5%, 1/01/35 ........................................ 3,495,000 3,702,038
Revenue, 2017 B, Refunding, 5%, 1/01/40 ............................... 15,245,000 16,148,817
Revenue, 2017 G, Refunding, 4%, 1/01/43 ............................... 5,000,000 4,947,070
Revenue, 2019 A, 5%, 1/01/48 ........................................ 15,500,000 16,346,564
Revenue, 2021 A, 4%, 1/01/51 ........................................ 3,000,000 2,868,592
Revenue, 2022 B, 4.5%, 1/01/48 ...................................... 5,000,000 5,106,649
Newark Board of Education ,
GO, 2021, Refunding, BAM Insured, 3%, 7/15/39 .......................... 700,000 576,662
GO, 2021, Refunding, BAM Insured, 3%, 7/15/40 .......................... 750,000 604,570
GO, 2021, Refunding, BAM Insured, 3%, 7/15/41 .......................... 750,000 600,886
GO, 2021, Refunding, BAM Insured, 3%, 7/15/42 .......................... 700,000 555,914
Newark Housing Authority , Port Authority of New York & New Jersey , Revenue , 2017 ,
Refunding , 4% , 1/01/37 ............................................. 20,745,000 20,903,479
Passaic County Improvement Authority (The) ,
Paterson Arts & Science Charter School, Revenue, 2023, 5.25%, 7/01/43 ........ 670,000 677,873
Paterson Arts & Science Charter School, Revenue, 2023, 5.375%, 7/01/53 ....... 1,000,000 1,006,213
Paterson Arts & Science Charter School, Revenue, 2023, 5.5%, 7/01/58 ......... 1,000,000 1,007,807
Salem County Pollution Control Financing Authority , Constellation Energy Generation
LLC , Revenue , 1993 A , Refunding , 4.45% , 3/01/25 ......................... 1,825,000 1,823,067
South Jersey Transportation Authority ,
Revenue, 2020 A, 5%, 11/01/45 ....................................... 5,750,000 5,951,900
Revenue, 2022 A, 4.625%, 11/01/47 .................................... 5,000,000 5,063,309
Revenue, 2022 A, 5.25%, 11/01/52 ..................................... 5,540,000 5,848,802
State of New Jersey ,
GO, 2020 A, 4%, 6/01/31 ............................................ 4,500,000 4,795,446
GO, 2020 A, 3%, 6/01/32 ............................................ 3,400,000 3,212,897

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Tobacco Settlement Financing Corp. , Revenue , 2018 A , Refunding , 5.25% , 6/01/46 ..
$ 17,000,000 $ 17,690,616
605,101,861
New York 3.6%
Port Authority of New York & New Jersey ,
Revenue, 179, 5%, 12/01/38 ......................................... 15,000,000 15,096,648
Revenue, First Series, 171st, 5%, 7/15/30 ............................... 12,200,000 12,215,926
27,312,574
Oregon 0.3%
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 2,000,000 1,980,763
Pennsylvania 7.3%
Delaware River Joint Toll Bridge Commission ,
Revenue, 2017, 5%, 7/01/42 ......................................... 19,500,000 20,339,145
Revenue, 2019 A, 5%, 7/01/33 ........................................ 100,000 111,223
Revenue, 2019 A, 5%, 7/01/34 ........................................ 150,000 166,203
Revenue, 2019 A, 5%, 7/01/35 ........................................ 150,000 165,095
Revenue, 2019 A, 5%, 7/01/36 ........................................ 150,000 163,834
Revenue, 2019 A, 5%, 7/01/37 ........................................ 150,000 162,744
Revenue, 2019 A, 5%, 7/01/38 ........................................ 150,000 161,889
Revenue, 2019 A, 5%, 7/01/39 ........................................ 150,000 160,391
Revenue, 2019 A, 5%, 7/01/44 ........................................ 760,000 801,263
Revenue, 2019 B, Refunding, 5%, 7/01/31 ............................... 850,000 946,899
Revenue, 2019 B, Refunding, 5%, 7/01/32 ............................... 1,000,000 1,114,861
Delaware River Port Authority ,
Revenue, 2013, 5%, 1/01/37 ......................................... 10,000,000 10,072,927
Revenue, 2018 A, 5%, 1/01/37 ........................................ 3,285,000 3,552,955
Revenue, 2018 A, 5%, 1/01/38 ........................................ 5,050,000 5,409,895
Revenue, 2018 A, 5%, 1/01/39 ........................................ 2,300,000 2,452,300
Revenue, 2018 A, 5%, 1/01/40 ........................................ 9,565,000 10,144,763
55,926,387
South Carolina 0.4%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,500,000 1,196,139
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,500,000 1,192,527
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 760,106
3,148,772
Texas 0.7%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 2,045,559
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,100,000 1,529,848
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,700,000 2,003,391
5,578,798
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,500,000 1,196,061
Wisconsin 1.0%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,500,000 1,182,397

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 196 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
b
Public Finance Authority, (continued)
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... $ 4,100,000 $ 4,094,195
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 A, 6.5%, 12/01/52 ..... 2,000,000 1,966,505
7,243,097
U.S. Territories 2.3%
Puerto Rico 2.3%
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 2,700,000 2,726,332
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 300,000 302,634
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,200,000 1,186,009
d
Revenue, WW, 5.5%, 7/01/38 ......................................... 3,950,000 2,839,062
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 94,046 90,402
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 61,117 38,934
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 104,547 63,773
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
10,850,000 10,393,732
17,640,878
Total U.S. Territories .................................................................... 17,640,878
Total Municipal Bonds (Cost $778,481,529) .....................................
748,762,404
Total Long Term Investments (Cost $780,081,529) ...............................
750,354,086
a
a a a a
Short Term Investments 0.8%
Municipal Bonds 0.8%
New Jersey 0.8%
e
New Jersey Health Care Facilities Financing Authority ,
Virtua Health Obligated Group, Revenue, 2009 B, LOC JPMorgan Chase Bank NA,
Daily VRDN and Put, 2.85%, 7/01/43 ................................. 600,000 600,000
Virtua Health Obligated Group, Revenue, 2009 C, LOC JPMorgan Chase Bank NA,
Daily VRDN and Put, 2.8%, 7/01/43 .................................. 5,800,000 5,800,000
6,400,000
Total Municipal Bonds (Cost $6,400,000) .......................................
6,400,000
Total Short Term Investments (Cost $6,400,000 ) .................................
6,400,000
a
Total Investments (Cost $786,481,529) 99.3% ...................................
$756,754,086
Other Assets, less Liabilities 0.7% .............................................
5,064,068
Net Assets 10 0.0% ...........................................................
$761,818,154
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2023, the aggregate value of these securities was $24,500,231, representing 3.2% of net assets.

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

c
A portion or all of the security purchased on a delayed delivery basis.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2023
Franklin North Carolina Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,600,000 $ 1,591,682
Total Corporate Bonds (Cost $1,600,000) .......................................
1,591,682
Municipal Bonds 98.1%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
2,300,000 1,906,041
Florida 1.3%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 4,680,000 3,879,294
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 1,500,000 1,004,375
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 3,750,000 3,065,625
7,949,294
Illinois 0.6%
Metropolitan Pier & Exposition Authority , Revenue , 2020 A , Refunding , 5% , 6/15/50 ..
500,000 502,647
State of Illinois ,
GO, 2016, 5%, 11/01/34 ............................................. 1,100,000 1,136,917
GO, 2021 A, 5%, 3/01/33 ............................................ 2,000,000 2,198,723
3,838,287
Kentucky 0.6%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 5,600,000 3,686,851
New Jersey 1.0%
New Jersey Economic Development Authority , Revenue , 2021 QQQ , 4% , 6/15/41 ...
1,000,000 956,725
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 5%, 6/15/44 ....................................... 2,900,000 3,002,612
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 500,000 372,270
Revenue, 2020 AA, 5%, 6/15/50 ....................................... 1,290,000 1,345,366
Revenue, 2022 BB, 4%, 6/15/46 ....................................... 1,000,000 940,198
6,617,171
New York 1.5%
Metropolitan Transportation Authority ,
Revenue, 2020 E, Refunding, 4%, 11/15/45 .............................. 1,595,000 1,479,346
Revenue, 2021 A-1, 4%, 11/15/48 ..................................... 5,325,000 4,871,540
Revenue, 2021 A-2, 4%, 11/15/41 ..................................... 3,000,000 2,844,675
9,195,561
North Carolina 86.0%
Cape Fear Public Utility Authority , Revenue , 2019 A , Refunding , 4% , 8/01/44 .......
7,570,000 7,478,970
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/15/40 ....... 20,000,000 20,459,680
Atrium Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 1/15/36 ....... 5,000,000 5,364,909
Atrium Health Obligated Group, Revenue, 2022 A, Refunding, 4%, 1/15/43 ....... 2,000,000 1,978,393
City of Charlotte ,
COP, 2019 A, Refunding, 5%, 6/01/44 .................................. 8,250,000 8,801,498
Airport, Revenue, 2019 A, 4%, 7/01/44 .................................. 3,550,000 3,458,461
Airport, Revenue, 2019 A, 5%, 7/01/49 .................................. 4,460,000 4,691,188
Airport, Revenue, 2019 B, 4%, 7/01/44 .................................. 5,515,000 5,217,333
Airport, Revenue, 2021 A, Refunding, 4%, 7/01/36 ......................... 1,790,000 1,833,160

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
City of Charlotte, (continued)
Airport, Revenue, 2021 A, Refunding, 4%, 7/01/39 ......................... $ 8,000,000 $ 8,062,461
Airport, Revenue, 2021 A, Refunding, 4%, 7/01/40 ......................... 2,500,000 2,500,911
Airport, Revenue, 2021 A, Refunding, 4%, 7/01/41 ......................... 2,410,000 2,385,883
Storm Water, Revenue, 2014, Refunding, 5%, 12/01/39 ..................... 7,970,000 8,102,558
Water & Sewer System, Revenue, 2018, Refunding, 4%, 7/01/37 .............. 5,000,000 5,092,186
Water & Sewer System, Revenue, 2020, Refunding, 2%, 7/01/41 .............. 500,000 346,499
City of Fayetteville , Public Works Commission , Revenue , 2018 , Refunding , 4% , 3/01/41
4,015,000 4,016,770
City of Greensboro , Combined Water & Sewer System , Revenue , 2020 A , Refunding ,
4% , 6/01/45 ...................................................... 4,500,000 4,442,649
City of Raleigh ,
GO, 2023 A, Refunding, 5%, 4/01/41 ................................... 1,775,000 2,018,736
Combined Enterprise System, Revenue, 2016 A, 4%, 3/01/46 ................. 5,000,000 4,952,235
Combined Enterprise System, Revenue, 2016 B, Refunding, 4%, 3/01/34 ........ 1,000,000 1,028,413
City of Salisbury , Combined Enterprise System , Revenue , 2020 , Refunding , 5% ,
2/01/45 ......................................................... 1,000,000 1,073,762
City of Winston-Salem ,
Water & Sewer System, Revenue, 2016 A, Refunding, 4%, 6/01/34 ............ 1,350,000 1,380,250
Water & Sewer System, Revenue, 2016 A, Refunding, 4%, 6/01/37 ............ 5,000,000 5,055,821
Water & Sewer System, Revenue, 2017, 4%, 6/01/47 ....................... 10,000,000 9,865,702
County of Brunswick , GO , 2022 , 4% , 8/01/39 ..............................
1,550,000 1,598,446
County of Catawba , Revenue , 2023 , 4% , 4/01/43 ...........................
400,000 396,182
County of Dare ,
Revenue, 2021 A, 3%, 6/01/38 ........................................ 375,000 328,184
Revenue, 2021 A, 3%, 6/01/39 ........................................ 585,000 504,784
Revenue, 2021 A, 3%, 6/01/40 ........................................ 250,000 212,584
Revenue, 2021 A, 3%, 6/01/41 ........................................ 450,000 377,826
County of Durham ,
GO, 2019, 4%, 6/01/36 ............................................. 500,000 518,014
GO, 2019, 4%, 6/01/37 ............................................. 450,000 463,215
GO, 2019, 4%, 6/01/39 ............................................. 700,000 715,130
GO, 2021, Refunding, 5%, 6/01/31 ..................................... 750,000 877,607
GO, 2021, Refunding, 5%, 6/01/32 ..................................... 625,000 730,568
County of Guilford , GO , 2017 B , 4% , 5/01/33 ...............................
5,000,000 5,150,824
County of Lincoln ,
Enterprise System, Revenue, 2020, Refunding, 3%, 8/01/38 .................. 400,000 349,717
Enterprise System, Revenue, 2020, Refunding, 3%, 8/01/41 .................. 480,000 402,617
County of Mecklenburg , GO , 2017 A , 4% , 4/01/30 ...........................
5,000,000 5,182,170
County of New Hanover ,
GO, 2021 A, Refunding, 4%, 8/01/29 ................................... 760,000 815,761
GO, 2021 A, Refunding, 4%, 8/01/30 ................................... 605,000 656,673
Revenue, 2021, Refunding, 5%, 8/01/30 ................................. 3,375,000 3,870,044
New Hanover Regional Medical Center, Revenue, 2017, Pre-Refunded, 5%,
10/01/42 ....................................................... 5,000,000 5,430,838
New Hanover Regional Medical Center, Revenue, 2017, Pre-Refunded, 5%,
10/01/47 ....................................................... 13,565,000 14,733,862
County of Union , Enterprise System , Revenue , 2021 , 4% , 6/01/32 ...............
1,050,000 1,124,709
County of Wake ,
GO, 2019 A, 5%, 3/01/32 ............................................ 7,870,000 8,805,510
Revenue, 2021, 3%, 3/01/35 ......................................... 5,535,000 5,193,103
Revenue, 2021, 3%, 3/01/36 ......................................... 6,000,000 5,514,686
Greater Asheville Regional Airport Authority , Revenue , 2023 , AGMC Insured , 5.25% ,
7/01/53 ......................................................... 2,500,000 2,661,189
Greenville Utilities Commission , Revenue , 2019 , 5% , 8/01/44 ..................
4,750,000 5,107,624

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/25 .......... $ 1,700,000 $ 1,725,155
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/27 .......... 400,000 414,630
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/28 .......... 500,000 524,274
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/29 .......... 550,000 582,800
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/30 .......... 500,000 532,765
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/31 .......... 1,855,000 1,987,603
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/32 .......... 1,000,000 1,068,238
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/33 .......... 1,670,000 1,781,173
Campbell University, Inc., Revenue, 2021 A, Refunding, 4%, 10/01/34 .......... 740,000 725,939
Campbell University, Inc., Revenue, 2021 A, Refunding, 4%, 10/01/35 .......... 360,000 348,440
Duke University, Revenue, 2015 B, Pre-Refunded, 5%, 10/01/41 .............. 13,585,000 14,156,407
Duke University, Revenue, 2016, Refunding, 5%, 10/01/40 ................... 2,500,000 2,633,230
Duke University, Revenue, 2016 B, Refunding, 5%, 7/01/42 .................. 7,500,000 7,882,753
Duke University, Revenue, 2016 B, Refunding, 4%, 10/01/44 ................. 5,085,000 5,107,606
Duke University, Revenue, 2016 B, Refunding, 5%, 10/01/44 ................. 11,000,000 11,543,666
High Point University, Revenue, 2021, Refunding, 4%, 5/01/32 ................ 1,000,000 1,023,038
High Point University, Revenue, 2021, Refunding, 4%, 5/01/33 ................ 1,000,000 1,022,205
High Point University, Revenue, 2021, Refunding, 4%, 5/01/34 ................ 2,270,000 2,316,937
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/35 .............. 5,000,000 5,086,902
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/38 .............. 5,500,000 5,516,556
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/39 .............. 5,250,000 5,235,233
Wake Forest University, Revenue, 2018, 4%, 1/01/48 ....................... 20,000,000 19,400,252
Wake Forest University, Revenue, 2018, 5%, 1/01/48 ....................... 13,500,000 14,244,026
North Carolina Central University ,
Revenue, 2019, AGMC Insured, 5%, 4/01/44 ............................. 1,575,000 1,668,275
Revenue, 2019, 4%, 4/01/49 ......................................... 1,000,000 906,717
North Carolina Housing Finance Agency ,
Revenue, 41, GNMA Insured, 3.55%, 7/01/44 ............................. 4,195,000 3,845,787
Revenue, 41, GNMA Insured, 3.625%, 7/01/49 ............................ 6,435,000 5,938,495
Revenue, 42, GNMA Insured, 2.45%, 7/01/34 ............................. 750,000 604,183
Revenue, 42, GNMA Insured, 2.625%, 7/01/39 ............................ 3,035,000 2,414,438
Revenue, 42, GNMA Insured, 2.85%, 1/01/43 ............................. 2,660,000 2,101,445
Revenue, 43, GNMA Insured, 2.8%, 1/01/40 .............................. 4,740,000 3,851,785
Revenue, 43, GNMA Insured, 2.95%, 7/01/43 ............................. 2,180,000 1,756,222
Revenue, 44, 3%, 7/01/46 ........................................... 2,740,000 2,172,307
Revenue, 45, Refunding, GNMA Insured, 2.2%, 7/01/40 ..................... 1,805,000 1,292,100
Revenue, 46-A, GNMA Insured, 1.55%, 1/01/30 ........................... 2,100,000 1,809,231
Revenue, 46-A, GNMA Insured, 1.75%, 1/01/31 ........................... 975,000 833,955
North Carolina Medical Care Commission ,
Caromont Health Obligated Group, Revenue, 2021 A, 4%, 2/01/36 ............. 1,675,000 1,699,212
Duke University Health System, Inc., Revenue, 2016 D, Refunding, 4%, 6/01/42 ... 7,000,000 6,872,447
EveryAge Obligated Group, Revenue, 2021 A, Refunding, 4%, 9/01/47 .......... 2,935,000 2,286,712
EveryAge Obligated Group, Revenue, 2021 A, Refunding, 4%, 9/01/51 .......... 960,000 726,670
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/33 ............ 180,000 170,961
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/34 ............ 185,000 174,240
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/41 ............ 920,000 776,377
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/46 ............ 1,665,000 1,339,429
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/51 ............ 1,670,000 1,294,957
Friends Homes Obligated Group, Revenue, 2020 A, 4%, 9/01/50 .............. 3,000,000 2,199,508
Novant Health Obligated Group, Revenue, 2013 A, Refunding, 5%, 11/01/46 ..... 20,000,000 20,002,480
Novant Health Obligated Group, Revenue, 2019 A, 4%, 11/01/49 .............. 6,115,000 5,949,653
Novant Health Obligated Group, Revenue, 2019 A, 4%, 11/01/52 .............. 6,640,000 6,399,297
Pines at Davidson, Inc. Obligated Group, Revenue, 2019 A, 5%, 1/01/34 ........ 2,050,000 2,064,086
Pines at Davidson, Inc. Obligated Group, Revenue, 2019 A, 5%, 1/01/49 ........ 5,000,000 4,639,279
Plantation Village, Inc. Obligated Group, Revenue, 2021 A, Refunding, 4%, 1/01/41 1,020,000 811,573

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Medical Care Commission, (continued)
Plantation Village, Inc. Obligated Group, Revenue, 2021 A, Refunding, 4%, 1/01/52 $ 3,510,000 $ 2,496,405
Presbyterian Homes Obligated Group, Revenue, 2016 C, Refunding, 5%, 10/01/31 5,000,000 5,068,499
Presbyterian Homes Obligated Group, Revenue, 2020 A, 4%, 10/01/45 ......... 1,000,000 804,004
Presbyterian Homes Obligated Group, Revenue, 2020 A, 5%, 10/01/45 ......... 4,220,000 4,087,304
Presbyterian Homes Obligated Group, Revenue, 2020 A, 4%, 10/01/50 ......... 1,350,000 1,041,656
Presbyterian Homes Obligated Group, Revenue, 2020 A, 5%, 10/01/50 ......... 1,400,000 1,329,943
Rex Hospital, Inc. Obligated Group, Revenue, 2020 A, 4%, 7/01/49 ............ 4,000,000 3,788,986
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017 A,
Pre-Refunded, 5%, 10/01/37 ........................................ 200,000 206,916
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017 A,
Pre-Refunded, 5%, 10/01/42 ........................................ 2,250,000 2,327,810
Vidant Health Obligated Group, Revenue, 2015, Refunding, 5%, 6/01/40 ........ 5,000,000 5,038,286
Wake Forest Baptist Obligated Group, Revenue, 2019 A, 5%, 12/01/33 ......... 1,000,000 1,080,276
North Carolina Municipal Power Agency No. 1 , Revenue , 2015 A , Refunding , 5% ,
1/01/32 ......................................................... 4,200,000 4,344,968
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien, 2020 A, 5%, 6/01/25 .............................. 125,000 127,875
Revenue, Senior Lien, 2020 A, 5%, 6/01/26 .............................. 300,000 310,945
Revenue, Senior Lien, 2020 A, 5%, 6/01/27 .............................. 450,000 472,709
Revenue, Senior Lien, 2020 A, 5%, 6/01/28 .............................. 500,000 531,700
Revenue, Senior Lien, 2020 A, 5%, 6/01/29 .............................. 350,000 376,554
Revenue, Senior Lien, 2020 A, 3.125%, 6/01/39 ........................... 1,210,000 1,127,378
North Carolina Turnpike Authority ,
Revenue, 2016 A, Refunding, 5%, 7/01/47 ............................... 2,500,000 2,529,156
Revenue, 2018 A, Refunding, 4%, 1/01/36 ............................... 9,875,000 10,069,530
Revenue, 2018 A, Refunding, 4%, 1/01/39 ............................... 9,815,000 9,885,839
Revenue, 2021, Refunding, 5%, 7/01/35 ................................. 1,300,000 1,484,601
Revenue, 2021, Refunding, 5%, 7/01/36 ................................. 1,750,000 1,981,692
Revenue, 2021, Refunding, 5%, 7/01/37 ................................. 1,770,000 1,988,645
Revenue, 2021, Refunding, 5%, 7/01/38 ................................. 1,250,000 1,402,515
Revenue, 2021, Refunding, 5%, 7/01/39 ................................. 1,500,000 1,672,093
Revenue, 2021, Refunding, 5%, 7/01/40 ................................. 1,270,000 1,410,185
Revenue, 2021, Refunding, 5%, 7/01/41 ................................. 2,000,000 2,214,176
Revenue, Senior Lien, 2017, Refunding, AGMC Insured, 5%, 1/01/31 ........... 1,000,000 1,062,530
Revenue, Senior Lien, 2017, Refunding, AGMC Insured, 5%, 1/01/39 ........... 1,200,000 1,237,760
Revenue, Senior Lien, 2019, AGMC Insured, 5%, 1/01/49 ................... 15,430,000 15,909,268
Raleigh Durham Airport Authority ,
Revenue, 2015 A, Refunding, 5%, 5/01/27 ............................... 350,000 362,709
Revenue, 2015 A, Refunding, 5%, 5/01/30 ............................... 550,000 569,428
Revenue, 2020 A, Refunding, 5%, 5/01/36 ............................... 2,580,000 2,755,005
State of North Carolina ,
GO, 2019 B, 5%, 6/01/29 ............................................ 2,500,000 2,823,363
GO, 2020 A, 5%, 6/01/31 ............................................ 2,500,000 2,873,452
Highway Trust Fund, Revenue, 2020 B, 4%, 5/01/35 ....................... 2,750,000 2,879,156
Town of Cary , Combined Utility Systems , Revenue , 2017 B , Refunding , 4% , 12/01/42
8,000,000 8,009,965
Town of Oak Island , Enterprise System , Revenue , 2017 , Refunding , AGMC Insured ,
5% , 6/01/33 ...................................................... 1,000,000 1,072,673
University of North Carolina at Chapel Hill ,
Revenue, 2021 B, Refunding, 5%, 12/01/34 .............................. 1,225,000 1,433,273
Revenue, 2021 B, Refunding, 5%, 12/01/37 .............................. 2,180,000 2,482,704
Hospitals at Chapel Hill, Revenue, 2016, 5%, 2/01/46 ....................... 4,265,000 4,373,199
Hospitals at Chapel Hill, Revenue, 2019, 5%, 2/01/49 ....................... 2,850,000 3,172,479
University of North Carolina Hospitals at Chapel Hill, Revenue, 2019, 5%, 2/01/45 . 4,010,000 4,476,367

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
University of North Carolina at Charlotte (The) ,
Revenue, 2014, Pre-Refunded, 5%, 4/01/43 .............................. $ 5,000,000 $ 5,069,199
Revenue, 2017, 5%, 10/01/47 ........................................ 10,000,000 10,458,899
Revenue, 2017 A, Refunding, 4%, 10/01/40 .............................. 2,250,000 2,239,787
Revenue, 2020 A, Refunding, 4%, 10/01/40 .............................. 290,000 288,684
University of North Carolina at Greensboro ,
Revenue, 2017, Refunding, 4%, 4/01/35 ................................. 1,205,000 1,228,489
Revenue, 2017, Refunding, 4%, 4/01/36 ................................. 1,000,000 1,014,249
Revenue, 2018, 5%, 4/01/43 ......................................... 2,500,000 2,661,753
University of North Carolina at Wilmington , Revenue , 2015 , Refunding , 5% , 6/01/37 .
3,000,000 3,058,557
University of North Carolina System , Appalachian State University , Revenue , 2008 A ,
AGMC Insured , 5% , 10/01/33 ......................................... 160,000 160,016
Western Carolina University ,
Revenue, 2020 B, 3%, 4/01/36 ........................................ 1,000,000 917,311
Revenue, 2020 B, 4%, 4/01/50 ........................................ 5,000,000 4,880,010
539,462,875
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,600,000 1,275,882
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,600,000 1,272,029
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,500,000 1,900,264
4,448,175
Texas 0.6%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,100,000 1,529,848
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/32 200,000 192,113
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/33 200,000 191,122
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,800,000 2,077,591
3,990,674
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,600,000 1,275,799
Wisconsin 0.9%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,600,000 1,261,224
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 4,200,000 4,194,053
5,455,277
U.S. Territories 4.4%
Guam 0.7%
c
Antonio B Won Pat International Airport Authority ,
Revenue, 2023 A, Refunding, 5.25%, 10/01/30 ............................ 750,000 767,561
Revenue, 2023 A, Refunding, 5.125%, 10/01/34 ........................... 390,000 391,599
Revenue, 2023 A, Refunding, 5.25%, 10/01/35 ............................ 265,000 265,842
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
3,205,000 3,218,855
4,643,857
Puerto Rico 3.7%
Commonwealth of Puerto Rico ,
d
GO, FRN, Zero Cpn., 11/01/43 ........................................ 110,346 53,932

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico, (continued)
GO, 2022 A-1, 5.625%, 7/01/27 ....................................... $ 25,850 $ 27,049
GO, 2022 A-1, 5.625%, 7/01/29 ....................................... 25,431 26,979
GO, 2022 A-1, 5.75%, 7/01/31 ........................................ 24,701 26,651
GO, 2022 A-1, 4%, 7/01/33 .......................................... 23,423 21,550
GO, 2022 A-1, 4%, 7/01/35 .......................................... 21,054 18,860
GO, 2022 A-1, 4%, 7/01/37 .......................................... 18,070 15,727
GO, 2022 A-1, 4%, 7/01/41 .......................................... 24,568 20,578
GO, 2022 A-1, 4%, 7/01/46 .......................................... 25,551 20,660
GO, 2022 A-1, Zero Cpn., 7/01/24 ..................................... 7,794 7,430
GO, 2022 A-1, Zero Cpn., 7/01/33 ..................................... 30,143 17,708
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 2,000,000 2,019,505
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 300,000 302,634
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,500,000 1,482,511
e
Revenue, XX, 5.25%, 7/01/40 ........................................ 4,120,000 2,956,100
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 596,256 573,151
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 387,485 246,843
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 662,828 404,323
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/33 .. 440,000 479,671
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/41 .. 220,000 192,439
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 12,890,000 12,347,945
Sales Tax, Revenue, A-2, 4.329%, 7/01/40 ............................... 2,000,000 1,857,861
23,120,107
Total U.S. Territories .................................................................... 27,763,964
Total Municipal Bonds (Cost $655,483,220) .....................................
615,589,969
Total Long Term Investments (Cost $657,083,220) ...............................
617,181,651
a
a a a a
Short Term Investments 1.2%
Municipal Bonds 1.2%
North Carolina 1.2%
f
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group, Revenue, 2007 C, Refunding, SPA JPMorgan Chase
Bank NA, Daily VRDN and Put, 4.05%, 1/15/37 .......................... 1,800,000 1,800,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 196 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
North Carolina (continued)
f
Charlotte-Mecklenburg Hospital Authority (The), (continued)
Atrium Health Obligated Group, Revenue, 2018 G, SPA JPMorgan Chase Bank NA,
Daily VRDN and Put, 4%, 1/15/48 .................................... $ 6,000,000 $ 6,000,000
7,800,000
Total Municipal Bonds (Cost $7,800,000) .......................................
7,800,000
Total Short Term Investments (Cost $7,800,000 ) .................................
7,800,000
a
Total Investments (Cost $664,883,220) 99.6% ...................................
$624,981,651
Other Assets, less Liabilities 0.4% .............................................
2,404,307
Net Assets 100.0% ...........................................................
$627,385,958
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2023, the aggregate value of these securities was $21,271,512, representing 3.4% of net assets.
c
Security purchased on a when-issued basis.
d
The coupon rate shown represents the rate at period end.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2023
Franklin Ohio Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 3,200,000 $ 3,183,364
Total Corporate Bonds (Cost $3,200,000) .......................................
3,183,364
Municipal Bonds 98.1%
California 0.2%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
2,800,000 2,320,398
Florida 0.8%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 9,144,000 7,579,544
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 2,200,000 1,473,082
9,052,626
Illinois 0.1%
State of Illinois , GO , 2021 A , 5% , 3/01/32 .................................
1,250,000 1,381,631
Kentucky 0.9%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 15,210,000 10,013,751
New Jersey 0.3%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2020 AA, 4%, 6/15/35 ....................................... 1,500,000 1,521,266
Revenue, 2022 A, 4%, 6/15/38 ........................................ 2,000,000 1,962,446
3,483,712
New York 0.6%
Metropolitan Transportation Authority ,
Revenue, 2020 A-1, 4%, 11/15/40 ..................................... 6,750,000 6,441,442
Revenue, 2021 A-1, 4%, 11/15/48 ..................................... 750,000 686,132
7,127,574
Ohio 90.6%
Akron Bath Copley Joint Township Hospital District , Summa Health System Obligated
Group , Revenue , 2020 , Refunding , 3% , 11/15/40 .......................... 5,400,000 3,988,627
American Municipal Power, Inc. ,
Combined Hydroelectric, Revenue, 2016 A, Refunding, 4%, 2/15/35 ............ 1,000,000 1,005,748
Combined Hydroelectric, Revenue, 2016 A, Refunding, 5%, 2/15/46 ............ 7,500,000 7,577,561
Greenup Hydroelectric, Revenue, 2016 A, 5%, 2/15/41 ...................... 5,000,000 5,075,837
Prairie State Energy Campus, Revenue, 2015 A, Refunding, 5%, 2/15/28 ........ 5,000,000 5,045,756
Prairie State Energy Campus, Revenue, 2017 A, Refunding, 5%, 2/15/37 ........ 3,700,000 3,907,521
Prairie State Energy Campus, Revenue, 2017 A, Refunding, 5%, 2/15/38 ........ 3,500,000 3,673,093
Solar Electricity Prepayment, Revenue, 2019 A, 5%, 2/15/44 ................. 3,345,000 3,478,373
Anthony Wayne Local School District , GO , 2017 A , 4% , 12/01/39 ................
3,000,000 3,000,681
Apollo Joint Vocational School District , GO , 2017 , Refunding , 4% , 12/01/39 ........
6,530,000 6,548,755
Bethel Local School District , COP , 2020 , BAM Insured , 2.75% , 12/01/49 ..........
4,000,000 2,763,168
Big Walnut Local School District , GO , 2019 , 5% , 12/01/53 .....................
9,155,000 9,676,848
Bloom-Carroll Local School District , GO , 2018 A , 5% , 11/01/55 .................
7,025,000 7,508,638
Bowling Green State University , Revenue , 2017 B , Refunding , 5% , 6/01/42 ........
3,250,000 3,395,887
Brooklyn City School District ,
GO, 2017, Refunding, AGMC Insured, 5%, 12/01/38 ........................ 1,905,000 1,998,963
GO, 2017, Refunding, AGMC Insured, 5%, 12/01/49 ........................ 9,000,000 9,285,050

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 3%, 6/01/48 .................. $ 18,215,000 $ 13,449,801
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 4%, 6/01/48 .................. 3,245,000 2,882,393
Butler County Port Authority ,
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/32 ........................................................ 100,000 100,389
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/33 ........................................................ 135,000 135,416
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/34 ........................................................ 185,000 186,028
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/35 ........................................................ 195,000 195,245
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/36 ........................................................ 205,000 203,220
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/37 ........................................................ 210,000 204,977
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/38 ........................................................ 220,000 212,319
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/39 ........................................................ 225,000 215,103
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/40 ........................................................ 240,000 228,216
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/41 ........................................................ 245,000 231,504
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/46 ........................................................ 900,000 833,023
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/51 ........................................................ 1,000,000 904,342
Canal Winchester Local School District ,
GO, 2005, NATL Insured, Zero Cpn., 12/01/32 ............................ 3,955,000 2,844,997
GO, 2005, NATL Insured, Zero Cpn., 12/01/33 ............................ 2,000,000 1,381,295
Chillicothe City School District ,
GO, 2006, Refunding, NATL Insured, Zero Cpn., 12/01/23 ................... 1,905,000 1,868,489
GO, 2006, Refunding, NATL Insured, Zero Cpn., 12/01/24 ................... 1,905,000 1,799,780
Cincinnati City School District ,
GO, 2006, Refunding, NATL Insured, 5.25%, 12/01/27 ...................... 14,900,000 16,417,786
GO, 2006, Refunding, NATL Insured, 5.25%, 12/01/28 ...................... 8,180,000 9,160,242
City of Chillicothe ,
Adena Health System Obligated Group, Revenue, 2017, Refunding, 5%, 12/01/37 . 2,890,000 2,967,580
Adena Health System Obligated Group, Revenue, 2017, Refunding, 5%, 12/01/47 . 2,110,000 2,136,383
City of Cincinnati , GO , 2015 A , Pre-Refunded , 5.25% , 12/01/40 .................
6,500,000 6,754,132
City of Cleveland ,
GO, 2012, 5%, 12/01/30 ............................................. 35,000 35,041
GO, 2020 A, 4%, 12/01/35 ........................................... 1,000,000 1,033,195
GO, 2020 A, 2%, 12/01/36 ........................................... 1,215,000 956,927
Water Pollution Control, Revenue, 2016, 5%, 11/15/41 ...................... 2,000,000 2,026,909
City of Columbus ,
GO, 2016-3, Refunding, 5%, 2/15/27 ................................... 5,000,000 5,356,089
GO, 2018 A, 5%, 4/01/34 ............................................ 7,000,000 7,760,276
GO, 2019 A, 5%, 4/01/40 ............................................ 3,000,000 3,242,851
GO, 2021 A, 5%, 4/01/40 ............................................ 1,900,000 2,088,673
Sewerage, Revenue, 2014, Refunding, 4%, 6/01/31 ........................ 15,000,000 15,124,338
Sewerage, Revenue, 2015, Refunding, 5%, 6/01/30 ........................ 5,000,000 5,263,650

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
City of Marysville ,
Wastewater Treatment System, Revenue, 2015, Refunding, BAM Insured, 4%,
12/01/40 ....................................................... $ 3,015,000 $ 3,015,849
Wastewater Treatment System, Revenue, 2015, Refunding, BAM Insured, 5%,
12/01/47 ....................................................... 5,035,000 5,094,236
Wastewater Treatment System, Revenue, 2016, Refunding, BAM Insured, 4%,
12/01/46 ....................................................... 9,370,000 9,153,172
City of Mount Vernon ,
Mount Vernon Nazarene University, Revenue, 2022, Refunding, 4%, 2/01/37 ..... 995,000 924,044
Mount Vernon Nazarene University, Revenue, 2022, Refunding, 4%, 2/01/52 ..... 1,675,000 1,404,230
City of St. Bernard , Income Tax , Revenue , 2013 , AGMC Insured , 5% , 12/01/43 .....
3,760,000 3,769,500
City of Westerville , Revenue , 2014 , 5% , 12/01/30 ...........................
2,765,000 2,803,967
Cleveland Department of Public Utilities Division of Public Power ,
Revenue, 2020 A, Refunding, AGMC Insured, 4%, 11/15/38 .................. 600,000 589,165
Revenue, B-2, NATL Insured, Zero Cpn., 11/15/38 ......................... 10,000,000 5,033,956
Cleveland Department of Public Utilities Division of Water ,
Revenue, 2020 FF, Refunding, 5%, 1/01/32 .............................. 1,000,000 1,129,023
Revenue, 2020 FF, Refunding, 5%, 1/01/33 .............................. 1,000,000 1,128,167
Cleveland-Cuyahoga County Port Authority ,
Cleveland Museum of Natural History (The), Revenue, 2021, 5%, 7/01/35 ....... 600,000 670,143
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/37 ....... 700,000 705,127
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/38 ....... 100,000 100,103
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/39 ....... 700,000 692,095
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/40 ....... 100,000 97,083
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/46 ....... 500,000 438,247
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/51 ....... 2,000,000 1,709,243
Euclid Avenue Development Corp., Revenue, 2022 A, 5.5%, 8/01/52 ........... 9,000,000 9,512,609
Columbus-Franklin County Finance Authority ,
Revenue, 2021 C, 2.5%, 11/15/41 ..................................... 900,000 669,737
Revenue, 2021 C, 3%, 5/15/51 ........................................ 2,180,000 1,528,862
County of Butler ,
Cincinnati Children's Hospital Medical Center Obligated Group, Revenue, 2016 X,
Refunding, 5%, 5/15/29 ............................................ 6,750,000 7,470,848
UC Health Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/45 .......... 20,270,000 19,506,464
UC Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/15/36 .......... 4,140,000 3,686,368
UC Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/15/37 .......... 1,500,000 1,320,911
County of Cuyahoga ,
GO, 2020 A, Refunding, 4%, 12/01/34 .................................. 750,000 786,959
Excise Tax, Revenue, 2015, Pre-Refunded, 5%, 12/01/25 .................... 500,000 504,058
County of Franklin ,
Nationwide Children's Hospital, Inc., Revenue, 2016 C, Refunding, 5%, 11/01/34 .. 2,600,000 2,774,495
Nationwide Children's Hospital, Inc., Revenue, 2016 C, Refunding, 4%, 11/01/40 .. 5,000,000 4,850,562
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/33 .......... 5,270,000 4,759,245
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/34 .......... 2,240,000 1,998,230
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/35 .......... 2,900,000 2,543,026
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/36 .......... 2,640,000 2,267,324
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/40 .......... 2,590,000 2,079,151
OhioHealth Obligated Group, Revenue, 2015, 5%, 5/15/33 ................... 6,290,000 6,483,988
Sales Tax, Revenue, 2018, 5%, 6/01/48 ................................. 6,000,000 6,335,865
Trinity Health Corp. Obligated Group, Revenue, 2017, 5%, 12/01/46 ............ 3,515,000 3,588,379
Trinity Health Corp. Obligated Group, Revenue, 2017 A-OH, 5%, 12/01/47 ....... 11,800,000 12,043,394
Trinity Health Corp. Obligated Group, Revenue, 2019 A, 4%, 12/01/49 .......... 6,030,000 5,646,159
County of Hamilton ,
Sewer System, Revenue, 2019 A, Refunding, 5%, 12/01/33 .................. 6,965,000 7,826,719

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
County of Hamilton, (continued)
Sewer System, Revenue, 2020 A, Refunding, 5%, 12/01/32 .................. $ 2,115,000 $ 2,420,189
Sewer System, Revenue, 2020 A, Refunding, 5%, 12/01/35 .................. 2,000,000 2,261,124
TriHealth Obligated Group, Revenue, 2017 A, 5%, 8/15/42 ................... 5,000,000 5,092,619
County of Lucas , GO , 2022 , 4.75% , 12/01/52 ..............................
3,000,000 3,100,105
County of Mahoning ,
Sewer System, Revenue, 2022, Refunding, 5%, 12/01/46 .................... 3,000,000 3,193,317
Western Reserve Care System, Revenue, 1995, NATL Insured, ETM, 5.5%, 10/15/25 1,700,000 1,742,051
County of Miami , Kettering Health Network Obligated Group , Revenue , 2019 ,
Refunding , 5% , 8/01/45 ............................................. 5,000,000 5,121,068
County of Montgomery , Premier Health Partners Obligated Group , Revenue , 2019 A ,
Refunding , 4% , 11/15/39 ............................................ 5,000,000 4,604,077
County of Ross , Adena Health System Obligated Group , Revenue , 2019 , Refunding ,
5% , 12/01/44 ..................................................... 4,705,000 4,787,163
County of Union , GO , 2018 , 5% , 12/01/47 .................................
5,000,000 5,178,859
Cuyahoga Falls City School District , GO , 2021 , BAM Insured , 4% , 12/01/51 .......
1,485,000 1,399,223
Dayton City School District , GO , 2014 , Refunding , 5% , 11/01/30 ................
5,000,000 5,667,294
Dayton-Montgomery County Port Authority ,
Southwest Ohio Regional Bond Fund, Revenue, 2021 C, 2%, 11/15/31 .......... 430,000 364,038
Southwest Ohio Regional Bond Fund, Revenue, 2021 C, 2.5%, 11/15/41 ........ 1,615,000 1,182,215
Southwest Ohio Regional Bond Fund, Revenue, 2021 C, 3%, 5/15/51 .......... 1,000,000 682,468
Deer Park Community City School District , GO , 2017 A , 5.25% , 12/01/53 .........
3,000,000 3,058,982
Dublin City School District , GO , 2019 A , 4% , 12/01/44 ........................
10,000,000 9,850,842
Elyria City School District , GO , 2017 A , 5% , 12/01/43 ........................
5,500,000 5,681,927
Franklin County Convention Facilities Authority , Revenue , 2014 , Pre-Refunded , 5% ,
12/01/35 ........................................................ 20,000,000 20,524,832
Fremont City School District , GO , 2017 A , 5% , 1/15/49 .......................
13,970,000 14,223,262
Grandview Heights City School District , GO , 2019 , 5% , 12/01/53 ................
2,150,000 2,259,092
Green Local School District , COP , 2022 , AGMC Insured , 5% , 11/01/52 ...........
2,000,000 2,085,932
Hilliard School District , GO , 2017 , 4% , 12/01/46 ............................
10,000,000 9,755,073
Hillsdale Local School District , COP , 2020 , BAM Insured , 4% , 12/01/40 ...........
1,435,000 1,401,361
Hudson City School District , GO , 2018 , 4% , 12/01/45 ........................
18,870,000 18,490,054
Indian Creek Local School District ,
GO, 2018 A, 5%, 11/01/55 ........................................... 3,000,000 3,116,679
GO, 2018 B, BAM Insured, 5%, 11/01/55 ................................ 3,910,000 4,129,912
Lakota Local School District ,
GO, 2005, Refunding, NATL Insured, 5.25%, 12/01/26 ...................... 2,000,000 2,149,897
GO, 2014 C, Pre-Refunded, 5%, 12/01/30 ............................... 4,035,000 4,140,885
Licking Heights Local School District , GO , 2022 , 4.5% , 10/01/51 ................
1,800,000 1,825,749
Little Miami Local School District ,
GO, 2018, 5%, 11/01/43 ............................................. 1,000,000 1,020,208
GO, 2018, 5%, 11/01/48 ............................................. 2,460,000 2,500,660
Madeira City School District , GO , Refunding , AGMC Insured , 5.25% , 12/01/32 .....
9,605,000 11,101,707
Miami University ,
Revenue, 2014, Refunding, 5%, 9/01/31 ................................. 2,320,000 2,361,414
Revenue, 2014, Refunding, 5%, 9/01/34 ................................. 3,500,000 3,555,618
Revenue, 2017, Refunding, 5%, 9/01/41 ................................. 5,000,000 5,165,148
Revenue, 2022 A, Refunding, 5%, 9/01/34 ............................... 1,000,000 1,149,727
Miami Valley Career Technology Center , GO , 2018 , 5% , 12/01/44 ...............
20,000,000 21,171,558
Northeast Ohio Medical University ,
Revenue, 2021 A, Refunding, 3%, 12/01/23 .............................. 75,000 74,682
Revenue, 2021 A, Refunding, 5%, 12/01/25 .............................. 125,000 127,889

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Northeast Ohio Medical University, (continued)
Revenue, 2021 A, Refunding, 5%, 12/01/27 .............................. $ 100,000 $ 104,614
Revenue, 2021 A, Refunding, 5%, 12/01/29 .............................. 110,000 117,260
Revenue, 2021 A, Refunding, 3%, 12/01/40 .............................. 500,000 386,538
Revenue, 2021 A, Refunding, 4%, 12/01/45 .............................. 450,000 395,810
Revenue, 2022, BAM Insured, 5%, 12/01/43 ............................. 1,000,000 1,054,087
Northeast Ohio Regional Sewer District , Revenue , 2019 , Refunding , 3% , 11/15/35 ..
4,500,000 4,216,894
Northeastern Local School District ,
GO, 2018, AGMC Insured, 5.25%, 12/01/45 .............................. 5,420,000 5,837,673
GO, 2018, AGMC Insured, 4%, 12/01/55 ................................ 5,000,000 4,542,759
Norwood City School District ,
GO, 2017 A, Pre-Refunded, 5%, 11/01/46 ............................... 5,000,000 5,273,299
GO, 2017 A, Pre-Refunded, 5.25%, 11/01/51 ............................. 7,645,000 8,115,791
c
Ohio Air Quality Development Authority ,
Ohio Valley Electric Corp., Revenue, 2009 B, Mandatory Put, 1.375%, 11/01/24 ... 1,875,000 1,770,548
Ohio Valley Electric Corp., Revenue, 2009 C, Mandatory Put, 1.5%, 11/04/25 ..... 2,000,000 1,817,513
Ohio Center Local Government Capital Asset Financing Program , GO , 2003 , AGMC
Insured , 5.25% , 12/01/23 ............................................ 120,000 120,201
Ohio Higher Educational Facility Commission ,
Ashtabula County Medical Center Obligated Group, Revenue, 2022, 5.25%, 1/01/52 4,895,000 4,987,524
Baldwin Wallace University, Revenue, 2022, 6%, 12/01/52 ................... 5,970,000 6,330,808
Capital University, Revenue, 2022, Refunding, 6%, 9/01/42 .................. 4,900,000 5,091,933
Capital University, Revenue, 2022, Refunding, 6%, 9/01/47 .................. 2,000,000 2,061,516
Capital University, Revenue, 2022, Refunding, 6%, 9/01/52 .................. 5,100,000 5,230,000
Case Western Reserve University, Revenue, 2016, Refunding, 5%, 12/01/40 ..... 6,000,000 6,190,556
Cleveland Institute of Music (The), Revenue, 2022, 5%, 12/01/32 .............. 300,000 314,353
Cleveland Institute of Music (The), Revenue, 2022, 5.125%, 12/01/42 ........... 3,390,000 3,411,669
Cleveland Institute of Music (The), Revenue, 2022, 5.375%, 12/01/52 ........... 3,100,000 3,124,987
Denison University, Revenue, 2021, 3%, 11/01/50 ......................... 4,250,000 2,998,786
John Carroll University, Revenue, 2020, 4%, 10/01/45 ...................... 1,100,000 943,895
John Carroll University, Revenue, 2020, 4%, 10/01/50 ...................... 3,500,000 2,901,241
John Carroll University, Revenue, 2022, Refunding, 4%, 10/01/47 .............. 11,360,000 9,602,973
John Carroll University, Revenue, 2022, Refunding, 4%, 10/01/52 .............. 5,000,000 4,097,954
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,540,000 1,407,324
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,360,000 1,219,525
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,900,000 2,543,477
Kenyon College, Revenue, 2016, Refunding, 5%, 7/01/42 ................... 5,320,000 5,469,558
Kenyon College, Revenue, 2016, Refunding, 4%, 7/01/44 ................... 5,180,000 4,886,797
Kenyon College, Revenue, 2017, 5%, 7/01/42 ............................ 1,250,000 1,289,491
Kenyon College, Revenue, 2017, 4%, 7/01/47 ............................ 4,000,000 3,668,844
Otterbein Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/30 ...... 1,095,000 1,092,858
Otterbein University, Revenue, 2022 A, Refunding, 4%, 12/01/37 .............. 1,050,000 961,279
Otterbein University, Revenue, 2022 A, Refunding, 4%, 12/01/38 .............. 1,055,000 958,170
Otterbein University, Revenue, 2022 A, Refunding, 4%, 12/01/39 .............. 1,105,000 992,653
Otterbein University, Revenue, 2022 A, Refunding, 4%, 12/01/40 .............. 1,225,000 1,087,940
Otterbein University, Revenue, 2022 A, Refunding, 4%, 12/01/41 .............. 1,275,000 1,121,081
Otterbein University, Revenue, 2022 A, Refunding, 4%, 12/01/46 .............. 1,975,000 1,671,223
University of Dayton, Revenue, 2018 A, 4%, 12/01/43 ....................... 11,885,000 11,355,213
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/28 ................ 150,000 160,628
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/29 ................ 415,000 451,025
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/30 ................ 400,000 440,893
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/31 ................ 550,000 601,410
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/32 ................ 340,000 371,591
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/33 ................ 130,000 141,973
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/34 ................ 500,000 545,930
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/35 ................ 1,000,000 1,086,915

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio Higher Educational Facility Commission, (continued)
University of Dayton, Revenue, 2020, Refunding, 4%, 2/01/36 ................ $ 900,000 $ 907,285
University of Dayton, Revenue, 2020, Refunding, 3%, 2/01/37 ................ 1,335,000 1,114,268
University of Dayton, Revenue, 2020, Refunding, 4%, 2/01/39 ................ 480,000 464,426
University of Dayton, Revenue, 2020, Refunding, 4%, 2/01/41 ................ 250,000 240,217
University of Dayton, Revenue, 2020, Refunding, 3%, 2/01/42 ................ 325,000 242,811
Ohio Housing Finance Agency , Revenue , 2020 B , GNMA Insured , 2.1% , 9/01/35 ....
495,000 393,910
Ohio State University (The) ,
Revenue, 2014 A, 4%, 12/01/30 ....................................... 4,325,000 4,379,643
Revenue, 2021 A, 4%, 12/01/48 ....................................... 10,020,000 9,661,374
Ohio Turnpike & Infrastructure Commission ,
Revenue, 2018 A, 5%, 2/15/43 ........................................ 33,350,000 35,173,982
Revenue, Junior Lien, 2013 A-2, BAM Insured, Zero Cpn., 2/15/38 ............. 3,665,000 1,980,797
Revenue, Junior Lien, 2013 A-2, Zero Cpn., 2/15/43 ........................ 10,485,000 4,230,318
Revenue, Junior Lien, 2022 A, Refunding, 5%, 2/15/39 ...................... 5,000,000 5,627,122
Ohio University , Revenue , 2017 A , Refunding , 5% , 12/01/44 ...................
7,000,000 7,226,913
Ohio Water Development Authority ,
Revenue, 2019, 5%, 12/01/39 ........................................ 5,000,000 5,464,045
Revenue, 2019, 5%, 6/01/44 ......................................... 5,650,000 6,102,888
Revenue, 2021, 5%, 6/01/46 ......................................... 10,555,000 11,576,344
Water Pollution Control Loan Fund, Revenue, 2019 B, Refunding, 5%, 12/01/44 ... 10,000,000 10,801,572
Water Pollution Control Loan Fund, Revenue, 2020 A, 5%, 12/01/39 ............ 5,000,000 5,495,725
Water Pollution Control Loan Fund, Revenue, 2020 A, 5%, 12/01/50 ............ 2,500,000 2,678,648
Olentangy Local School District , GO , 2016 , 4% , 12/01/46 .....................
15,235,000 14,861,854
Princeton City School District ,
GO, 2014, Pre-Refunded, 5%, 12/01/39 ................................. 12,000,000 12,306,045
GO, 2014, Refunding, Zero Cpn., 12/01/40 ............................... 6,000,000 2,967,593
GO, 2014, Refunding, Zero Cpn., 12/01/41 ............................... 6,000,000 2,848,353
Reading Community City School District , GO , 2016 A , 5% , 11/01/46 .............
2,000,000 2,022,928
Russia Local School District , GO , 2023 , 5% , 12/01/52 ........................
1,670,000 1,783,724
Springboro Community City School District ,
GO, 2007, Refunding, AGMC Insured, 5.25%, 12/01/27 ..................... 5,175,000 5,615,581
GO, 2007, Refunding, AGMC Insured, 5.25%, 12/01/28 ..................... 2,000,000 2,211,810
State of Ohio ,
GO, 2017 A, 5%, 3/15/36 ............................................ 5,000,000 5,045,435
GO, 2018 A, 5%, 6/15/38 ............................................ 10,000,000 10,352,890
GO, 2019 A, 5%, 6/15/38 ............................................ 6,500,000 7,104,219
GO, 2020 C, 5%, 3/01/38 ............................................ 2,300,000 2,575,403
GO, V, 5%, 5/01/33 ................................................ 1,000,000 1,100,140
GO, V, 5%, 5/01/34 ................................................ 4,000,000 4,398,216
Cleveland Clinic Health System Obligated Group, Revenue, 2017 A, Refunding,
3.25%, 1/01/35 .................................................. 10,000,000 9,315,053
Cleveland Clinic Health System Obligated Group, Revenue, 2021 B, Refunding, 5%,
1/01/29 ........................................................ 4,850,000 5,333,986
Department of Administrative Services, Revenue, 2021 A, 5%, 4/01/39 .......... 1,000,000 1,102,196
Department of Administrative Services, Revenue, 2021 A, 5%, 4/01/40 .......... 1,110,000 1,214,827
Department of Administrative Services, Revenue, 2021 A, 5%, 4/01/41 .......... 750,000 818,462
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/37 1,000,000 931,750
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/39 875,000 801,007
University Hospitals Health System, Inc. Obligated Group, Revenue, 2020 A,
Refunding, 3%, 1/15/45 ............................................ 5,000,000 3,676,339
University Hospitals Health System, Inc. Obligated Group, Revenue, 2021 A,
Refunding, 4%, 1/15/46 ............................................ 18,795,000 17,109,500

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Summit County Development Finance Authority , City of Akron , Revenue , 2022 ,
4% , 5/15/46 ...................................................... $ 5,585,000 $ 4,921,743
Sycamore Community City School District , GO , 2020 , 4% , 12/01/45 .............
6,000,000 5,879,191
Sylvania City School District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/36 ....
9,700,000 9,938,137
Three Rivers Local School District , GO , 2014 , Refunding , 5% , 12/01/39 ...........
5,885,000 5,986,744
Toledo-Lucas County Port Authority ,
Revenue, 2021 A, 2%, 11/15/31 ....................................... 430,000 367,800
Revenue, 2021 A, 3%, 5/15/51 ........................................ 1,160,000 784,580
ParkUToledo, Inc., Revenue, 2021, 4%, 1/01/46 ........................... 1,625,000 1,294,056
ParkUToledo, Inc., Revenue, 2021, 4%, 1/01/51 ........................... 2,840,000 2,156,799
ParkUToledo, Inc., Revenue, 2021, 4%, 1/01/57 ........................... 6,000,000 4,437,199
Triway Local School District , COP , 2021 , BAM Insured , 4% , 12/01/39 ............
2,200,000 2,192,186
University of Akron (The) ,
Revenue, 2015 A, Refunding, 5%, 1/01/31 ............................... 4,365,000 4,423,844
Revenue, 2016 A, Refunding, BAM Insured, 5%, 1/01/34 .................... 6,000,000 6,173,221
Revenue, 2016 A, Refunding, 5%, 1/01/36 ............................... 11,065,000 11,243,236
Revenue, 2016 A, Refunding, 5%, 1/01/38 ............................... 13,225,000 13,403,819
Revenue, 2018 A, Refunding, 5%, 1/01/42 ............................... 5,725,000 5,892,934
University of Cincinnati , Revenue , 2018 A , Refunding , 4% , 6/01/48 ..............
10,000,000 9,687,999
Upper Arlington City School District , GO , 2018 A , Pre-Refunded , 5% , 12/01/48 .....
13,000,000 14,199,368
Village of Bluffton ,
Blanchard Valley Health System Obligated Group, Revenue, 2017, Refunding, 4%,
12/01/33 ....................................................... 1,655,000 1,668,073
Blanchard Valley Health System Obligated Group, Revenue, 2017, Refunding, 4%,
12/01/34 ....................................................... 1,900,000 1,918,451
Warren County Port Authority ,
Ohio Communities Accelerator Fund, Revenue, 2021 C, 4%, 12/01/41 .......... 2,075,000 1,768,505
Ohio Communities Accelerator Fund, Revenue, 2021 C, 4%, 12/01/55 .......... 3,500,000 2,735,967
Ohio Communities Accelerator Fund, Revenue, 2021 D, 5%, 12/01/46 .......... 3,895,000 3,296,020
Ohio Communities Accelerator Fund, Revenue, 2021 H, 4%, 12/01/41 .......... 570,000 487,014
Ohio Communities Accelerator Fund, Revenue, 2021 H, 4%, 12/01/53 .......... 1,375,000 1,083,759
Ohio Communities Accelerator Fund, Revenue, 2022 A, 5.5%, 12/01/50 ......... 3,210,000 3,140,453
Ohio Communities Accelerator Fund, Revenue, 2022 B, 4.75%, 12/01/34 ........ 1,100,000 1,105,514
Warren County Port Authority Ohio Communities Accelerator Fund, Revenue, 2020
D-1, Refunding, 3%, 12/01/30 ....................................... 525,000 472,874
Warren County Port Authority Ohio Communities Accelerator Fund, Revenue, 2020
D-1, Refunding, 4%, 12/01/40 ....................................... 1,390,000 1,193,512
Warren County Port Authority Ohio Communities Accelerator Fund, Revenue, 2020
D-1, Refunding, 4%, 12/01/52 ....................................... 1,930,000 1,524,950
Warrensville Heights City School District ,
GO, 2019 A, BAM Insured, 5%, 12/01/44 ................................ 190,000 192,566
GO, 2019 A, Pre-Refunded, BAM Insured, 5%, 12/01/44 ..................... 460,000 471,732
GO, 2019 A, Pre-Refunded, BAM Insured, 5.25%, 12/01/55 .................. 1,740,000 1,790,684
Westerville City School District , GO , 2006 , Refunding , XLCA Insured , 5% , 12/01/27 ..
3,820,000 4,103,373
Westlake City School District , GO , 2021 A , Refunding , 4% , 12/01/49 .............
3,965,000 3,790,261
Willoughby-Eastlake City School District , GO , 2016 , Pre-Refunded , 5% , 12/01/46 ...
10,000,000 10,456,156
Winton Woods City School District ,
GO, 2017, Refunding, 4%, 11/01/43 .................................... 7,000,000 6,952,403
GO, 2022, Refunding, BAM Insured, 4%, 11/01/53 ......................... 2,000,000 1,883,701
Wright State University , Revenue , 2021 A , Refunding , BAM Insured , 5% , 5/01/30 ...
1,285,000 1,434,697
Xenia Community School District , GO , 2014 , Pre-Refunded , 5% , 12/01/40 .........
7,285,000 7,465,425
1,056,236,243

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. $ 3,200,000 $ 2,551,764
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 3,200,000 2,544,057
b
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn., 6/01/37 5,250,000 3,466,036
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,200,000 2,432,338
10,994,195
Tennessee 0.1%
c
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 1,500,000 1,567,382
Texas 0.7%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 4,300,000 3,132,546
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/38 300,000 233,796
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/47 1,000,000 687,176
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 6,000,000 4,451,980
8,505,498
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 3,200,000 2,551,598
Wisconsin 1.2%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 3,100,000 2,443,621
FAH Tree House LLC, Revenue, 144A, 2023 A, 6.5%, 8/01/53 ................ 2,800,000 2,774,088
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 8,200,000 8,188,390
13,406,099
U.S. Territories 1.5%
Puerto Rico 1.5%
HTA HRRB Custodial Trust ,
Revenue, 2007 CC, 5.5%, 7/01/31 ..................................... 1,500,000 1,544,253
Revenue, 2007 CC, 5.5%, 7/01/31 ..................................... 1,870,000 1,925,151
Revenue, 2007 CC, 5.25%, 7/01/32 .................................... 2,890,000 2,925,240
Revenue, 2007 CC, 5.25%, 7/01/34 .................................... 800,000 806,265
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 4,515,000 4,559,033
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 1,575,000 1,588,829
Revenue, 2007 N, 5.25%, 7/01/39 ..................................... 361,283 364,935
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,000,000 988,341
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 988,234
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/33 .. 440,000 479,671
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/35 .. 235,000 253,488

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 196 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
$ 1,100,000 $ 1,053,742
17,477,182
Total U.S. Territories .................................................................... 17,477,182
Total Municipal Bonds (Cost $1,198,073,989) ...................................
1,144,117,889
Total Long Term Investments (Cost $1,201,273,989) .............................
1,147,301,253
a
a a a a
Short Term Investments 0.1%
Municipal Bonds 0.1%
Ohio 0.1%
d
County of Allen Hospital Facilities , Bon Secours Mercy Health, Inc. , Revenue , 2010 C ,
LOC Bank of Montreal , Daily VRDN and Put , 3.98% , 6/01/34 ................. 1,700,000 1,700,000
Total Municipal Bonds (Cost $1,700,000) .......................................
1,700,000
Total Short Term Investments (Cost $1,700,000 ) .................................
1,700,000
a
Total Investments (Cost $1,202,973,989) 98.5% ..................................
$1,149,001,253
Other Assets, less Liabilities 1.5% .............................................
17,387,594
Net Assets 100.0% ...........................................................
$1,166,388,847
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2023, the aggregate value of these securities was $43,479,194, representing 3.7% of net assets.
c
The maturity date shown represents the mandatory put date.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2023
Franklin Oregon Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 2,500,000 $ 2,487,003
Total Corporate Bonds (Cost $2,500,000) .......................................
2,487,003
Municipal Bonds 98.5%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
3,500,000 2,900,497
Florida 0.6%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 1,500,000 1,004,374
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 5,600,000 4,578,000
5,582,374
Illinois 0.5%
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 12/15/42 .
5,000,000 4,658,756
Kentucky 0.6%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 8,300,000 5,464,440
New Jersey 0.8%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 5%, 6/15/44 ....................................... 2,250,000 2,329,613
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 1,000,000 744,540
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 1,000,000 1,004,956
Revenue, 2022 A, 4%, 6/15/38 ........................................ 2,165,000 2,124,348
Revenue, 2022 BB, 4%, 6/15/46 ....................................... 2,000,000 1,880,396
8,083,853
New York 0.5%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/47 ..........
5,500,000 5,058,461
Oregon 88.4%
Astoria Hospital Facilities Authority ,
Columbia Lutheran Charities Obligated Group, Revenue, 2016, 5%, 8/01/41 ...... 4,250,000 4,303,186
Columbia Lutheran Charities Obligated Group, Revenue, 2016, 4%, 8/01/46 ...... 1,750,000 1,541,114
Benton & Polk School District No. 17J , GO , 2010 B , Zero Cpn., 6/15/31 ...........
1,000,000 733,859
Central Lincoln People's Utility District JATC, Inc. , Revenue , 2016 , 5% , 12/01/45 ....
2,900,000 2,965,645
City of Beaverton ,
Water, Revenue, 2020, 5%, 4/01/36 .................................... 1,760,000 1,966,504
Water, Revenue, 2020, 5%, 4/01/37 .................................... 1,850,000 2,051,162
Water, Revenue, 2020, 5%, 4/01/38 .................................... 1,940,000 2,134,000
Water, Revenue, 2020, 5%, 4/01/39 .................................... 2,040,000 2,235,272
Water, Revenue, 2020, 5%, 4/01/40 .................................... 2,140,000 2,336,916
City of Eugene , Electric Utility System , Revenue , 2017 , 5% , 8/01/47 .............
3,580,000 3,723,458
City of Forest Grove ,
Oak Tree Foundation, Inc., Revenue, 2017, Refunding, 4%, 3/01/37 ............ 3,500,000 3,270,619
Pacific University, Revenue, 2015 A, Refunding, 5%, 5/01/36 ................. 4,075,000 4,137,070
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/26 ................. 335,000 342,957
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/27 ................. 1,195,000 1,234,732
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/29 ................. 1,315,000 1,382,290
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/30 ................. 1,385,000 1,465,001
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/31 ................. 1,450,000 1,541,660
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/32 ................. 1,525,000 1,617,790
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/33 ................. 1,600,000 1,693,796

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
City of Forest Grove, (continued)
Pacific University, Revenue, 2022 A, Refunding, 4%, 5/01/35 ................. $ 490,000 $ 472,136
Pacific University, Revenue, 2022 A, Refunding, 4%, 5/01/37 ................. 1,905,000 1,780,291
Pacific University, Revenue, 2022 A, Refunding, 4%, 5/01/38 ................. 3,960,000 3,657,362
Pacific University, Revenue, 2022 A, Refunding, 4%, 5/01/39 ................. 1,750,000 1,599,746
City of Keizer , Special Assessment , 2008 , 5.2% , 6/01/31 ......................
1,245,000 1,247,509
City of Portland , Water System , Revenue, Second Lien , 2019 A , 5% , 5/01/44 .......
5,500,000 5,935,665
City of Tigard , Water , Revenue , 2015 , 5% , 8/01/45 ..........................
23,545,000 24,003,605
Clackamas Community College District ,
GO, 2017 A, 5%, 6/15/38 ............................................ 760,000 801,438
GO, 2017 A, 5%, 6/15/39 ............................................ 1,000,000 1,052,217
GO, 2017 A, 5%, 6/15/40 ............................................ 1,250,000 1,311,916
Clackamas County School District No. 12 North Clackamas ,
GO, 2017 A, Zero Cpn., 6/15/40 ....................................... 10,000,000 4,528,711
GO, 2017 A, Zero Cpn., 6/15/41 ....................................... 17,030,000 7,253,494
GO, 2017 A, Zero Cpn., 6/15/42 ....................................... 16,625,000 6,740,053
GO, 2017 B, 5%, 6/15/34 ............................................ 8,000,000 8,529,194
GO, 2017 B, 5%, 6/15/37 ............................................ 10,000,000 10,541,390
GO, 2018, 5%, 6/15/42 ............................................. 1,750,000 1,861,949
Clackamas County School District No. 46 Oregon Trail ,
GO, Zero Cpn., 6/15/37 ............................................. 12,130,000 6,651,871
GO, Zero Cpn., 6/15/38 ............................................. 12,495,000 6,466,366
Clackamas County School District No. 7J Lake Oswego , GO , 2005 , Refunding , AGMC
Insured , 5.25% , 6/01/25 ............................................. 3,075,000 3,200,068
Clackamas River Water , Revenue , 2016 , 5% , 11/01/43 .......................
1,970,000 2,005,294
Coos County School District No. 9 Coos Bay , GO , 2018 , 5% , 6/15/43 ............
5,005,000 5,334,477
County of Yamhill ,
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/24 .............. 750,000 752,584
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/29 .............. 910,000 935,042
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/31 .............. 990,000 1,016,934
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/36 .............. 2,585,000 2,528,748
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/46 .............. 3,830,000 3,403,723
Linfield University, Revenue, 2020 A, Refunding, 5%, 10/01/40 ................ 7,010,000 7,080,521
Linfield University, Revenue, 2020 A, Refunding, 5%, 10/01/45 ................ 9,285,000 9,296,561
Deschutes County Hospital Facilities Authority , St. Charles Health System Obligated
Group , Revenue , 2016 A , Refunding , 5% , 1/01/48 ......................... 8,440,000 8,498,334
Hospital Facilities Authority of Multnomah County Oregon , Terwilliger Plaza, Inc.
Obligated Group , Revenue , 2012 , Refunding , 5% , 12/01/29 .................. 3,690,000 3,611,983
Jackson County School District No. 5 Ashland ,
GO, 2019, 5%, 6/15/42 ............................................. 5,970,000 6,419,927
GO, 2019, 5%, 6/15/43 ............................................. 6,495,000 6,976,905
GO, 2019, 5%, 6/15/44 ............................................. 6,000,000 6,433,467
Jackson County School District No. 6 Central Point ,
GO, 2019 B, Zero Cpn., 6/15/40 ....................................... 705,000 331,741
GO, 2019 B, Zero Cpn., 6/15/41 ....................................... 710,000 316,029
GO, 2019 B, Zero Cpn., 6/15/42 ....................................... 610,000 256,200
GO, 2019 B, Zero Cpn., 6/15/43 ....................................... 820,000 326,437
GO, 2019 B, Zero Cpn., 6/15/44 ....................................... 1,115,000 419,181
GO, 2019 B, Zero Cpn., 6/15/45 ....................................... 985,000 349,449
GO, 2019 B, Zero Cpn., 6/15/46 ....................................... 1,190,000 398,633
GO, 2019 B, Zero Cpn., 6/15/47 ....................................... 1,170,000 369,926
GO, 2019 B, Zero Cpn., 6/15/48 ....................................... 1,320,000 393,727

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Klamath Falls Intercommunity Hospital Authority , Sky Lakes Medical Center, Inc. ,
Revenue , 2016 , Refunding , 5% , 9/01/46 ................................. $ 1,000,000 $ 1,014,446
Lane & Douglas Counties School District No. 28J Fern Ridge , GO , 2014 A , 5% , 6/15/30
695,000 734,253
Marion & Linn Counties School District No. 14J Jefferson , GO , 2017 B , 5% , 6/15/41 .
1,360,000 1,416,996
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, AGMC
Insured, 4%, 8/15/45 .............................................. 5,620,000 5,319,679
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/45 8,245,000 8,599,564
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 8/15/50 5,685,000 5,111,162
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/50 4,500,000 4,665,895
Rogue Valley Manor, Revenue, 2013 A, Refunding, 5%, 10/01/33 .............. 1,500,000 1,502,900
Rogue Valley Manor, Revenue, 2013 A, Refunding, 5%, 10/01/42 .............. 9,420,000 9,327,865
Metro ,
County of Multnomah, Revenue, 2017, 5%, 6/15/42 ........................ 7,500,000 7,837,130
County of Multnomah, Revenue, 2017, 5%, 6/15/47 ........................ 10,950,000 11,375,714
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow ,
GO, 2017 B, 5%, 6/15/37 ............................................ 7,885,000 8,254,468
GO, 2019 A, Zero Cpn., 6/15/39 ....................................... 9,500,000 4,649,258
Multnomah County School District No. 40 ,
GO, 2012 B, Zero Cpn., 6/15/24 ....................................... 1,640,000 1,579,153
GO, 2012 B, Zero Cpn., 6/15/25 ....................................... 1,325,000 1,231,984
GO, 2012 B, Zero Cpn., 6/15/26 ....................................... 2,585,000 2,323,892
GO, 2012 B, Zero Cpn., 6/15/27 ....................................... 2,655,000 2,307,311
GO, 2012 B, Zero Cpn., 6/15/28 ....................................... 2,495,000 2,096,092
GO, 2012 B, Zero Cpn., 6/15/29 ....................................... 2,595,000 2,104,401
GO, 2012 B, Zero Cpn., 6/15/30 ....................................... 1,885,000 1,470,381
GO, 2012 B, Zero Cpn., 6/15/31 ....................................... 2,030,000 1,519,403
GO, 2012 B, Zero Cpn., 6/15/32 ....................................... 2,000,000 1,421,629
Multnomah-Clackamas Counties Centennial School District No. 28JT , GO , 2020 ,
Refunding , 5% , 6/15/45 ............................................. 13,000,000 14,089,943
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 ..........
17,000,000 18,023,031
Oregon Health & Science University , Oregon Health & Science University Obligated
Group , Revenue , 2017 A , 5% , 7/01/42 .................................. 10,000,000 10,403,503
Oregon State Facilities Authority ,
b
CHNW Clifton House LLC, Revenue, 144A, A, 4%, 10/01/26 ................. 1,170,000 1,131,314
b
CHNW Clifton House LLC, Revenue, 144A, A, 5%, 10/01/36 ................. 1,670,000 1,561,734
b
CHNW Clifton House LLC, Revenue, 144A, A, 5%, 10/01/48 ................. 4,000,000 3,582,471
Legacy Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 6/01/46 ...... 31,395,000 31,905,825
Legacy Health Obligated Group, Revenue, 2022 A, 4.125%, 6/01/52 ........... 3,000,000 2,725,738
Providence St. Joseph Health Obligated Group, Revenue, 2015 C, 5%, 10/01/45 .. 4,000,000 3,911,094
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%,
10/01/41 ....................................................... 7,800,000 7,883,184
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, 5%, 10/01/46 . 3,280,000 3,297,307
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, Pre-Refunded,
5%, 10/01/46 ................................................... 220,000 232,936
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/40 ....................................................... 11,025,000 11,210,781
Willamette University, Revenue, 2016 B, Refunding, 5%, 10/01/40 ............. 1,950,000 1,975,855
Willamette University, Revenue, 2021 A, Refunding, 4%, 10/01/51 ............. 47,505,000 39,952,337
Oregon State University , Revenue , 2015 A , 5% , 4/01/45 ......................
12,500,000 12,698,150
Port of Portland ,
Airport, Revenue, 24 A, 5%, 7/01/47 .................................... 4,700,000 4,841,218
Airport, Revenue, 24 B, 5%, 7/01/42 .................................... 7,645,000 7,800,366
Airport, Revenue, 24 B, 5%, 7/01/47 .................................... 1,750,000 1,777,513
Airport, Revenue, 25 A, 5%, 7/01/49 .................................... 7,825,000 8,187,652

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Port of Portland, (continued)
Airport, Revenue, 25 B, 5%, 7/01/44 .................................... $ 4,830,000 $ 4,973,851
Airport, Revenue, 25 B, 5%, 7/01/49 .................................... 6,300,000 6,445,638
Airport, Revenue, 27 A, 5%, 7/01/30 .................................... 1,585,000 1,716,215
Airport, Revenue, 27 A, 5%, 7/01/31 .................................... 3,880,000 4,209,530
Airport, Revenue, 27 A, 5%, 7/01/32 .................................... 3,170,000 3,436,061
Airport, Revenue, 27 A, 5%, 7/01/45 .................................... 15,670,000 16,208,766
Airport, Revenue, 28, 4%, 7/01/47 ..................................... 5,000,000 4,628,751
Salem Hospital Facility Authority ,
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/33 ............. 545,000 549,741
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/38 ............. 500,000 490,699
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/43 ............. 2,250,000 2,130,315
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/48 ............. 3,700,000 3,398,683
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/24 .... 110,000 110,200
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/25 .... 130,000 130,476
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/26 .... 135,000 135,732
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/27 .... 260,000 261,845
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/28 .... 310,000 312,697
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/29 .... 515,000 491,307
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/30 .... 385,000 364,565
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/31 .... 400,000 376,012
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/32 .... 370,000 344,817
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/40 .... 1,540,000 1,239,042
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/57 .... 2,750,000 1,891,076
Salem Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 5/15/46 ....... 17,105,000 17,421,740
Salem-Keizer School District No. 24J ,
GO, 2009 B, Zero Cpn., 6/15/30 ....................................... 8,500,000 6,653,324
GO, 2020 C, 4%, 6/15/38 ............................................ 6,000,000 6,077,398
Santiam Canyon School District 129J ,
GO, 2019, 5%, 6/15/39 ............................................. 1,000,000 1,087,426
GO, 2019, 5%, 6/15/44 ............................................. 2,330,000 2,511,412
Seaside School District No. 10 ,
GO, 2017 B, 5%, 6/15/35 ............................................ 2,000,000 2,122,186
GO, 2017 B, 5%, 6/15/36 ............................................ 2,500,000 2,644,023
State of Oregon ,
GO, 2007 A, 4.7%, 8/01/42 ........................................... 3,050,000 2,890,267
GO, 2017 A, 5%, 5/01/42 ............................................ 2,500,000 2,599,635
GO, 2017 H, 5%, 8/01/42 ............................................ 15,000,000 15,642,055
GO, 2019 A, 5%, 5/01/44 ............................................ 5,000,000 5,368,329
GO, 2019 G, 5%, 8/01/44 ............................................ 5,370,000 5,780,450
GO, L, Refunding, 5%, 8/01/42 ........................................ 3,270,000 3,413,805
Department of Transportation, Revenue, Sub. Lien, 2019 A, Refunding, 5%, 11/15/37 12,500,000 13,722,897
Department of Transportation, Revenue, Sub. Lien, 2019 A, Refunding, 5%, 11/15/39 23,175,000 25,312,287
Department of Transportation, Revenue, Sub. Lien, 2019 A, Refunding, 5%, 11/15/42 6,825,000 7,391,356
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 20,000,000 19,807,628
Tillamook & Yamhill Counties School District No. 101 Nestucca Valley ,
GO, 2018 B, 5%, 6/15/36 ............................................ 2,850,000 3,113,540
GO, 2018 B, 5%, 6/15/37 ............................................ 2,520,000 2,728,627
Tri-County Metropolitan Transportation District of Oregon ,
Revenue, 2018 A, 5%, 10/01/31 ....................................... 5,025,000 5,430,734
Revenue, 2018 A, 5%, 10/01/32 ....................................... 1,865,000 2,014,338
Revenue, 2018 A, Pre-Refunded, 5%, 9/01/48 ............................ 13,505,000 14,671,026
Revenue, Senior Lien, 2017 A, Pre-Refunded, 5%, 9/01/41 ................... 18,650,000 19,833,667

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Tualatin Valley Water District , Revenue , 2023 , 5% , 6/01/48 ....................
$ 10,805,000 $ 11,912,186
Union County Hospital Facility Authority ,
Grande Ronde Hospital, Inc. Obligated Group, Revenue, 2022, 5%, 7/01/47 ...... 2,250,000 2,204,131
Grande Ronde Hospital, Inc. Obligated Group, Revenue, 2022, 5%, 7/01/52 ...... 3,375,000 3,256,557
University of Oregon ,
Revenue, 2015 A, 5%, 4/01/45 ........................................ 20,000,000 20,366,566
Revenue, 2016 A, 5%, 4/01/46 ........................................ 11,690,000 12,025,242
Revenue, 2020 A, 5%, 4/01/50 ........................................ 20,000,000 21,373,532
b
Warm Springs Reservation Confederated Tribe ,
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/33 ......................... 250,000 274,157
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/34 ......................... 300,000 328,832
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/39 ......................... 2,200,000 2,353,478
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin ,
GO, 2017, 5%, 6/15/36 ............................................. 9,400,000 9,945,159
GO, 2017, 5%, 6/15/37 ............................................. 6,000,000 6,327,143
Washington & Multnomah Counties School District No. 48J Beaverton ,
GO, 2017 D, 5%, 6/15/35 ............................................ 10,000,000 10,568,369
GO, 2017 D, 5%, 6/15/36 ............................................ 10,000,000 10,510,656
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO, 2018 A, Zero Cpn., 6/15/38 ....................................... 2,350,000 1,200,172
GO, 2018 A, Zero Cpn., 6/15/39 ....................................... 3,275,000 1,575,365
Washington County School District No. 15 Forest Grove ,
GO, 2012 B, Zero Cpn., 6/15/29 ....................................... 2,545,000 2,076,136
GO, 2012 B, Zero Cpn., 6/15/30 ....................................... 2,490,000 1,959,846
GO, 2012 B, Zero Cpn., 6/15/31 ....................................... 3,140,000 2,380,088
Yachats Rural Fire Protection District , GO , 2017 , AGMC Insured , 5% , 6/15/47 ......
1,600,000 1,665,216
843,210,363
South Carolina 1.2%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 2,500,000 1,993,565
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 2,500,000 1,987,545
b
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn., 6/01/37 7,650,000 5,050,510
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,000,000 2,280,317
11,311,937
Texas 0.6%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 3,300,000 2,404,047
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/30 250,000 257,316
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/31 250,000 258,148
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 4,200,000 3,116,386
6,035,897
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,500,000 1,993,436
Wisconsin 0.9%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 2,400,000 1,891,836
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 6,300,000 6,291,080
8,182,916

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 196 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 3.9%
Puerto Rico 3.9%
Children's Trust Fund , Revenue , 2002 , 5.625% , 5/15/43 ......................
$ 6,000,000 $ 6,034,051
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 400,000 403,901
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 1,100,000 1,109,658
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,300,000 1,284,843
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 988,234
c
Revenue, WW, 5.25%, 7/01/33 ........................................ 7,040,000 5,051,200
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 94,046 90,402
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 61,117 38,934
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 104,547 63,773
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 19,745,000 18,914,675
Sales Tax, Revenue, A-2, 4.329%, 7/01/40 ............................... 3,000,000 2,786,792
36,766,463
Total U.S. Territories .................................................................... 36,766,463
Total Municipal Bonds (Cost $975,717,857) .....................................
939,249,393
Total Long Term Investments (Cost $978,217,857) ...............................
941,736,396
a
a a a a
Short Term Investments 0.2%
Municipal Bonds 0.2%
Oregon 0.2%
d
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 A ,
Refunding , LOC US Bank NA , Daily VRDN and Put , 3.92% , 8/01/34 ............ 1,600,000 1,600,000
Total Municipal Bonds (Cost $1,600,000) .......................................
1,600,000
Total Short Term Investments (Cost $1,600,000 ) .................................
1,600,000
a
Total Investments (Cost $979,817,857) 99.0% ...................................
$943,336,396
Other Assets, less Liabilities 1.0% .............................................
10,000,879
Net Assets 100.0% ...........................................................
$953,337,275
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2023, the aggregate value of these securities was $65,107,605, representing 6.8% of net assets.
c
Defaulted security or security for which income has been deemed uncollectible.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2023
Franklin Pennsylvania Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 2,000,000 $ 1,989,602
Total Corporate Bonds (Cost $2,000,000) .......................................
1,989,602
Municipal Bonds 97.2%
Florida 0.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 5,688,000 4,714,834
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 1,000,000 669,583
5,384,417
Illinois 0.8%
Metropolitan Pier & Exposition Authority ,
Revenue, 2022 A, Refunding, 4%, 12/15/42 .............................. 2,750,000 2,562,316
Revenue, 2022 A, Refunding, 4%, 6/15/52 ............................... 2,000,000 1,762,115
State of Illinois , GO , 2017 C , 5% , 11/01/29 ................................
1,500,000 1,596,103
5,920,534
New Jersey 0.2%
New Jersey Economic Development Authority , Revenue , 2021 QQQ , 4% , 6/15/46 ...
1,000,000 939,410
New Jersey Transportation Trust Fund Authority , Revenue , 2020 AA , 4% , 6/15/37 ...
1,000,000 992,938
1,932,348
New York 1.6%
Metropolitan Transportation Authority ,
Revenue, 2021 A-1, 4%, 11/15/44 ..................................... 6,700,000 6,247,758
Revenue, 2021 A-1, 4%, 11/15/46 ..................................... 6,050,000 5,595,081
11,842,839
Pennsylvania 89.7%
Allegheny County Airport Authority ,
Revenue, 2021 A, 5%, 1/01/32 ........................................ 4,345,000 4,728,340
Revenue, 2021 A, 5%, 1/01/35 ........................................ 5,755,000 6,216,302
Revenue, 2021 A, 5%, 1/01/51 ........................................ 3,500,000 3,606,175
Revenue, 2021 B, 5%, 1/01/36 ........................................ 2,735,000 3,032,921
Allegheny County Higher Education Building Authority ,
Chatham University, Revenue, 2022, Refunding, 5.25%, 9/01/33 .............. 700,000 715,164
Chatham University, Revenue, 2022, Refunding, 5.25%, 9/01/34 .............. 1,090,000 1,108,032
Duquesne University of the Holy Spirit, Revenue, 2021 A, Refunding, 4%, 3/01/40 . 2,115,000 2,038,644
Duquesne University of the Holy Spirit, Revenue, 2021 A, Refunding, 4%, 3/01/41 . 3,000,000 2,846,368
Robert Morris University, Revenue, 2017, 5%, 10/15/37 ..................... 1,000,000 993,036
Robert Morris University, Revenue, 2017, 5%, 10/15/47 ..................... 1,300,000 1,221,802
Allegheny County Sanitary Authority , Revenue , 2018 , 5% , 6/01/43 ...............
5,000,000 5,273,014
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 2022, Refunding, 5%, 5/01/32 ................................. 1,560,000 1,634,011
Revenue, 2022, Refunding, 5%, 5/01/33 ................................. 1,800,000 1,883,763
Revenue, 2022, Refunding, 5%, 5/01/34 ................................. 1,550,000 1,619,548
Revenue, 2022, Refunding, 5%, 5/01/35 ................................. 1,400,000 1,449,212
Revenue, 2022, Refunding, 5%, 5/01/42 ................................. 8,875,000 8,800,182
Berks County Industrial Development Authority ,
Highlands at Wyomissing Obligated Group, Revenue, 2017 A, Refunding, 5%,
5/15/42 ........................................................ 1,000,000 926,040

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Berks County Industrial Development Authority, (continued)
Highlands at Wyomissing Obligated Group, Revenue, 2017 A, Refunding, 5%,
5/15/47 ........................................................ $ 600,000 $ 538,263
Highlands at Wyomissing Obligated Group, Revenue, 2017 C, 5%, 5/15/37 ...... 1,245,000 1,208,459
Highlands at Wyomissing Obligated Group, Revenue, 2018, Pre-Refunded, 5%,
5/15/38 ........................................................ 1,030,000 1,082,639
Highlands at Wyomissing Obligated Group, Revenue, 2018, Pre-Refunded, 5%,
5/15/48 ........................................................ 1,000,000 1,051,105
Blue Mountain School District ,
GO, 2021 B, AGMC Insured, 4%, 8/01/32 ................................ 1,000,000 1,047,738
GO, 2021 B, AGMC Insured, 4%, 8/01/35 ................................ 1,000,000 1,035,816
Bristol Township School District , GO , 2021 C , BAM Insured , 3% , 6/01/37 ..........
1,250,000 1,109,047
Bucks County Industrial Development Authority ,
Delaware Valley University, Revenue, 2022 B, Refunding, 5%, 11/01/37 ......... 1,000,000 990,736
Delaware Valley University, Revenue, 2022 B, Refunding, 5%, 11/01/42 ......... 1,080,000 1,049,957
Delaware Valley University, Revenue, 2022 B, Refunding, 5%, 11/01/52 ......... 2,500,000 2,344,236
St. Luke's Hospital Obligated Group, Revenue, 2019, 4%, 8/15/44 ............. 1,500,000 1,370,283
St. Luke's Hospital Obligated Group, Revenue, 2021, 3%, 8/15/53 ............. 12,000,000 7,932,717
Butler County Hospital Authority , Butler Health System Obligated Group , Revenue ,
2015 A , Refunding , 5% , 7/01/35 ....................................... 1,885,000 1,845,282
Canon Mcmillan School District , GO , 2019 , Refunding , BAM Insured , 4% , 6/01/44 ...
6,075,000 5,925,339
Central Bradford Progress Authority , Guthrie Clinic (The) , Revenue , 2021 B , 4% ,
12/01/51 ........................................................ 5,000,000 4,495,302
Centre County Hospital Authority ,
Mount Nittany Medical Center Obligated Group, Revenue, 2018 A, Refunding, 5%,
11/15/42 ....................................................... 1,215,000 1,237,792
Mount Nittany Medical Center Obligated Group, Revenue, 2018 A, Refunding, 4%,
11/15/47 ....................................................... 1,840,000 1,699,666
Chester County Industrial Development Authority ,
University Student Housing LLC, Revenue, 2013 A, 5%, 8/01/35 ............... 500,000 491,475
University Student Housing LLC, Revenue, 2013 A, 5%, 8/01/45 ............... 1,500,000 1,408,102
City of Erie Higher Education Building Authority ,
Gannon University, Revenue, 2021 TT-1, 4%, 5/01/36 ...................... 400,000 362,557
Gannon University, Revenue, 2021 TT-1, 4%, 5/01/41 ...................... 1,000,000 838,630
Gannon University, Revenue, 2021 TT-1, 5%, 5/01/47 ...................... 2,430,000 2,297,618
City of Philadelphia ,
GO, 2019 B, 5%, 2/01/36 ............................................ 3,300,000 3,589,257
GO, 2019 B, 5%, 2/01/38 ............................................ 4,055,000 4,343,150
GO, 2019 B, 5%, 2/01/39 ............................................ 6,050,000 6,463,790
GO, 2021 A, 4%, 5/01/37 ............................................ 9,435,000 9,471,792
Airport, Revenue, 2017 B, Refunding, 5%, 7/01/47 ......................... 10,000,000 10,143,796
Airport, Revenue, 2020 C, Refunding, 4%, 7/01/45 ......................... 5,225,000 4,869,660
Airport, Revenue, 2021, Refunding, 5%, 7/01/51 ........................... 8,100,000 8,359,199
Water & Wastewater, Revenue, 2015 A, Pre-Refunded, 5%, 7/01/40 ............ 5,000,000 5,089,047
Water & Wastewater, Revenue, 2015 A, Pre-Refunded, 5%, 7/01/45 ............ 5,000,000 5,089,047
Water & Wastewater, Revenue, 2017 A, 5%, 10/01/47 ...................... 5,000,000 5,174,943
Water & Wastewater, Revenue, 2019 B, 5%, 11/01/49 ...................... 5,000,000 5,222,783
Water & Wastewater, Revenue, 2020 A, Refunding, 5%, 11/01/45 .............. 6,300,000 6,639,189
Water & Wastewater, Revenue, 2022 C, 5.5%, 6/01/47 ...................... 5,000,000 5,538,801
Colonial School District , GO , 2021 A , 3% , 2/15/40 ...........................
1,650,000 1,438,379
Commonwealth Financing Authority , Commonwealth of Pennsylvania Department of
Community & Economic Development , Revenue , 2015 A , 5% , 6/01/34 .......... 10,000,000 10,220,350
Commonwealth of Pennsylvania ,
GO, 2022, 5%, 10/01/40 ............................................. 5,000,000 5,607,503
GO, First Series, 2018, 5%, 3/01/28 .................................... 5,000,000 5,465,294

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Conestoga Valley School District ,
GO, 2021 A, 4%, 2/01/36 ............................................ $ 1,100,000 $ 1,139,875
Revenue, 2021 B, 4%, 2/01/36 ........................................ 1,020,000 1,039,863
County of Beaver , GO , 2017 , BAM Insured , 4% , 4/15/29 ......................
1,660,000 1,722,625
County of Jefferson ,
GO, 2021, Refunding, AGMC Insured, 3%, 12/15/35 ........................ 650,000 598,196
GO, 2021, Refunding, AGMC Insured, 3%, 12/15/37 ........................ 770,000 676,993
GO, 2021, Refunding, AGMC Insured, 3%, 12/15/39 ........................ 520,000 438,082
Dallas Area Municipal Authority , Misericordia University , Revenue , 2014 , Refunding ,
5% , 5/01/37 ...................................................... 2,500,000 2,447,490
Delaware County Authority ,
Elwyn Obligated Group, Revenue, 2017, Refunding, 5%, 6/01/27 .............. 2,475,000 2,424,193
Elwyn Obligated Group, Revenue, 2017, Refunding, 5%, 6/01/32 .............. 1,620,000 1,526,886
Villanova University, Revenue, 2015, 4%, 8/01/45 .......................... 2,120,000 2,064,738
Delaware County Regional Water Quality Control Authority , Revenue , 2016 , 4% ,
11/01/36 ........................................................ 2,005,000 2,025,837
Delaware County Vocational & Technical School Authority , Delaware County
Intermediate Unit , Revenue , 2013 , Pre-Refunded , BAM Insured , 5% , 11/01/38 .... 1,250,000 1,258,065
DuBois Hospital Authority ,
Penn Highlands Healthcare Obligated Group, Revenue, 2018, Refunding, 5%,
7/15/43 ........................................................ 3,410,000 3,484,473
Penn Highlands Healthcare Obligated Group, Revenue, 2020, 4%, 7/15/50 ...... 3,500,000 3,133,253
Penn Highlands Healthcare Obligated Group, Revenue, 2021, Refunding, 4%,
7/15/41 ........................................................ 1,000,000 923,143
Penn Highlands Healthcare Obligated Group, Revenue, 2021, Refunding, 4%,
7/15/51 ........................................................ 4,000,000 3,512,341
East Hempfield Township Industrial Development Authority ,
Student Services, Inc., Revenue, 2013, Pre-Refunded, 5%, 7/01/45 ............ 3,250,000 3,252,802
Student Services, Inc., Revenue, 2015, Pre-Refunded, 5%, 7/01/47 ............ 3,750,000 3,880,844
Easton Area School District , GO , 2021 , 4% , 4/01/32 .........................
1,450,000 1,525,590
Erie City Water Authority , Revenue , 2016 , Pre-Refunded , 5% , 12/01/43 ...........
6,000,000 6,404,336
Fairview School District ,
GO, 2021, BAM Insured, 3%, 9/15/37 ................................... 1,195,000 1,050,471
GO, 2021, BAM Insured, 3%, 9/15/38 ................................... 1,000,000 855,315
GO, 2021, BAM Insured, 3%, 9/15/39 ................................... 1,000,000 843,661
Geisinger Authority ,
Geisinger Health System Obligated Group, Revenue, 2017 A-1, Refunding, 5%,
2/15/45 ........................................................ 5,555,000 5,681,026
Geisinger Health System Obligated Group, Revenue, 2017 A-2, Refunding, 5%,
2/15/39 ........................................................ 13,155,000 13,563,456
General Authority of Southcentral Pennsylvania , WellSpan Health Obligated Group ,
Revenue , 2014 A , Pre-Refunded , 5% , 6/01/44 ............................ 11,955,000 12,138,754
Governor Mifflin School District ,
GO, 2021, 3%, 4/01/35 ............................................. 810,000 759,430
GO, 2021, 3%, 4/01/36 ............................................. 625,000 572,685
GO, 2021, 3%, 4/01/37 ............................................. 1,000,000 890,661
GO, 2021, 3%, 4/01/38 ............................................. 1,000,000 875,948
GO, 2021, 3%, 4/01/39 ............................................. 1,015,000 872,088
Huntingdon County General Authority , Juniata College , Revenue , 2021 TT-3 ,
Refunding , 5% , 10/01/51 ............................................ 2,520,000 2,462,973
Lancaster County Hospital Authority , University of Pennsylvania Health System
Obligated Group (The) , Revenue , 2016 B , Refunding , 5% , 8/15/46 ............. 4,165,000 4,241,814
Lancaster Higher Education Authority ,
Elizabethtown College, Revenue, 2022 A, Refunding, 5%, 10/01/46 ............ 5,000,000 4,895,547
Elizabethtown College, Revenue, 2022 A, Refunding, 5%, 10/01/51 ............ 5,000,000 4,821,913

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/51 ........ $ 2,780,000 $ 2,029,407
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/56 ........ 520,000 368,311
Willow Valley Communities Obligated Group, Revenue, 2019, 5%, 12/01/44 ...... 1,850,000 1,882,427
Willow Valley Communities Obligated Group, Revenue, 2019, 5%, 12/01/49 ...... 2,300,000 2,326,459
Lancaster School District ,
GO, 2020, AGMC Insured, 4%, 6/01/34 ................................. 1,000,000 1,035,144
GO, 2020, AGMC Insured, 4%, 6/01/35 ................................. 1,850,000 1,911,742
Latrobe Industrial Development Authority ,
Seton Hill University, Revenue, 2021, Refunding, 4%, 3/01/46 ................ 750,000 599,594
Seton Hill University, Revenue, 2021, Refunding, 4%, 3/01/51 ................ 800,000 614,973
Lehigh County Authority ,
Revenue, 2013 A, 5%, 12/01/43 ....................................... 2,435,000 2,435,347
Revenue, 2013 A, Pre-Refunded, 5%, 12/01/43 ........................... 2,805,000 2,827,769
Lehigh County General Purpose Authority ,
Good Shepherd Obligated Group (The), Revenue, 2021 A, Refunding, 4%, 11/01/41 4,345,000 3,943,393
Lehigh Valley Academy Regional Charter School, Revenue, 2022, 4%, 6/01/42 .... 14,390,000 12,687,555
Lehigh Valley Academy Regional Charter School, Revenue, 2022, 4%, 6/01/57 .... 5,000,000 4,001,392
Lycoming County Authority ,
Lycoming College, Revenue, 2013 MM-1, 5.25%, 11/01/38 ................... 1,400,000 1,410,284
Lycoming College, Revenue, 2013 MM-1, 5.25%, 11/01/43 ................... 1,495,000 1,506,290
Montgomery County Higher Education and Health Authority ,
Gwynedd Mercy University, Revenue, 2022, Refunding, 5.25%, 5/01/37 ......... 2,665,000 2,698,235
Gwynedd Mercy University, Revenue, 2022, Refunding, 5%, 5/01/42 ........... 3,700,000 3,530,239
Thomas Jefferson University Obligated Group, Revenue, 2018, Refunding, 5%,
9/01/48 ........................................................ 8,250,000 8,447,766
Thomas Jefferson University Obligated Group, Revenue, 2019, Refunding, 4%,
9/01/44 ........................................................ 10,000,000 9,184,871
Thomas Jefferson University Obligated Group, Revenue, 2022 B, Refunding, 4%,
5/01/52 ........................................................ 4,000,000 3,498,944
Thomas Jefferson University Obligated Group, Revenue, 2022 B, Refunding, 5%,
5/01/52 ........................................................ 5,000,000 5,120,439
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 4%,
11/15/43 ....................................................... 600,000 490,933
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 5%,
11/15/45 ....................................................... 1,985,000 1,870,050
Meadowood Corp. Obligated Group (The), Revenue, 2018 A, Refunding, 5%,
12/01/38 ....................................................... 2,500,000 2,439,449
Public School of Germantown (The), Revenue, 2021 A, Refunding, 4%, 10/01/51 .. 2,450,000 1,930,551
Waverly Heights Ltd. Obligated Group, Revenue, 2019, Refunding, 5%, 12/01/49 .. 2,000,000 2,022,044
New Kensington Municipal Sanitary Authority , Revenue , 2021 A , AGMC Insured , 3% ,
12/01/38 ........................................................ 500,000 431,811
Northampton County General Purpose Authority ,
St. Luke's Hospital Obligated Group, Revenue, 2016 A, Refunding, 5%, 8/15/46 ... 7,500,000 7,511,657
St. Luke's Hospital Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/15/48 ... 2,500,000 2,552,502
Northeastern Pennsylvania Hospital and Education Authority , King's College , Revenue ,
2019 , 5% , 5/01/44 ................................................. 1,000,000 985,277
Northeastern School District ,
GO, 2021 A, BAM Insured, 3%, 3/01/38 ................................. 850,000 736,362
GO, 2021 A, BAM Insured, 3%, 3/01/41 ................................. 775,000 640,578
Northern Lebanon School District , GO , 2021 , BAM Insured , 3% , 9/01/36 ..........
1,895,000 1,715,183
Pennsylvania Economic Development Financing Authority ,
City of Philadelphia Water & Wastewater, Revenue, 2020, Refunding, 4%, 1/01/29 . 500,000 494,525
City of Philadelphia Water & Wastewater, Revenue, 2020, Refunding, 4%, 1/01/32 . 1,300,000 1,275,294

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, (continued)
Commonwealth of Pennsylvania Department of Transportation, Revenue, 2022,
5.25%, 6/30/53 .................................................. $ 8,500,000 $ 8,718,409
UPMC Obligated Group, Revenue, 2014 A, 5%, 2/01/45 ..................... 5,000,000 5,032,340
UPMC Obligated Group, Revenue, 2017 A, Refunding, 4%, 11/15/42 ........... 5,000,000 4,803,894
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/45 ..................... 8,835,000 8,355,306
UPMC Obligated Group, Revenue, 2021 A, Refunding, 4%, 10/15/39 ........... 1,325,000 1,297,476
UPMC Obligated Group, Revenue, 2021 A, Refunding, 4%, 10/15/40 ........... 1,200,000 1,164,184
UPMC Obligated Group, Revenue, 2021 A, Refunding, 4%, 10/15/41 ........... 1,300,000 1,255,805
Pennsylvania Higher Educational Facilities Authority ,
Bryn Mawr College, Revenue, 2014, Refunding, 5%, 12/01/44 ................ 6,365,000 6,430,674
St. Joseph's University, Revenue, 2012, 5%, 11/01/42 ...................... 5,000,000 4,860,914
Thomas Jefferson University Obligated Group, Revenue, 2015 A, Refunding, 5.25%,
9/01/50 ........................................................ 7,465,000 7,534,252
Trustees of the University of Pennsylvania (The), Revenue, 2017 A, 5%, 8/15/36 .. 2,750,000 2,934,566
Trustees of the University of Pennsylvania (The), Revenue, 2017 A, 5%, 8/15/46 .. 14,000,000 14,695,639
Trustees of the University of Pennsylvania (The), Revenue, 2018 A, 5%, 2/15/48 .. 5,000,000 5,260,121
University of Pennsylvania Health System Obligated Group (The), Revenue, 2015,
Refunding, 5%, 8/15/40 ............................................ 6,475,000 6,616,122
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
5%, 8/15/42 .................................................... 9,000,000 9,309,450
Widener University, Revenue, 2021 A, Refunding, 4%, 7/15/51 ................ 11,030,000 9,095,983
Pennsylvania Housing Finance Agency ,
Revenue, 2019-129, 3.4%, 10/01/49 ................................... 6,000,000 4,844,387
Revenue, 2020-132 A, 2.55%, 10/01/41 ................................. 11,280,000 8,473,252
Pennsylvania State University (The) ,
Revenue, 2015 A, Refunding, 5%, 9/01/40 ............................... 10,490,000 10,749,994
Revenue, 2016 A, Refunding, 5%, 9/01/41 ............................... 10,000,000 10,370,475
Revenue, 2018, 5%, 9/01/48 ......................................... 5,955,000 6,291,489
Pennsylvania Turnpike Commission ,
Revenue, 2013 C, 5%, 12/01/43 ....................................... 2,405,000 2,411,190
Revenue, 2013 C, Pre-Refunded, 5%, 12/01/43 ........................... 7,595,000 7,649,166
Revenue, 2021 B, 4%, 12/01/37 ....................................... 1,500,000 1,511,699
Revenue, 2021 B, 4%, 12/01/46 ....................................... 10,950,000 10,473,033
Philadelphia Authority for Industrial Development ,
Beech International LLC, Revenue, 2010 A, 5.625%, 6/15/42 ................. 4,000,000 3,736,480
Children's Hospital of Philadelphia Obligated Group, Revenue, 2014 A, Pre-
Refunded, 5%, 7/01/42 ............................................ 5,000,000 5,089,047
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/30 ............ 200,000 204,632
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/40 ............ 300,000 299,148
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/50 ............ 2,515,000 2,418,651
St. Joseph's University, Revenue, 2022, 5.5%, 11/01/60 ..................... 8,410,000 9,023,337
Temple University-of The Commonwealth System of Higher Education, Revenue,
First Series, 2015, Refunding, 5%, 4/01/40 ............................. 5,000,000 5,039,727
Thomas Jefferson University Obligated Group, Revenue, 2017, Refunding, 5%,
9/01/42 ........................................................ 3,500,000 3,583,797
Thomas Jefferson University Obligated Group, Revenue, 2017 A, Refunding, 5%,
9/01/47 ........................................................ 2,400,000 2,445,901
Philadelphia Gas Works Co. ,
Revenue, 14th, Refunding, 5%, 10/01/32 ................................ 1,000,000 1,038,558
Revenue, 15th, Refunding, 5%, 8/01/47 ................................. 11,000,000 11,269,687
Pittsburgh Water & Sewer Authority ,
Revenue, First Lien, 2022 A, 5.25%, 9/01/39 ............................. 1,490,000 1,622,341
Revenue, First Lien, 2022 A, 5.25%, 9/01/40 ............................. 1,365,000 1,471,169
Revenue, First Lien, 2022 A, 5.25%, 9/01/41 ............................. 1,650,000 1,769,940

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pittsburgh Water & Sewer Authority, (continued)
Revenue, First Lien, 2022 A, 5.25%, 9/01/42 ............................. $ 1,685,000 $ 1,803,380
Revenue, First Lien, 2022 A, 5%, 9/01/52 ................................ 2,640,000 2,766,046
Pocono Mountains Industrial Park Authority , St. Luke's Hospital Obligated Group ,
Revenue , 2015 A , 5% , 8/15/40 ........................................ 5,000,000 5,039,856
Radnor Township School District ,
GO, 2021, 3%, 8/15/35 ............................................. 1,400,000 1,321,964
GO, 2021, 4%, 8/15/36 ............................................. 1,600,000 1,648,932
GO, 2021, 4%, 8/15/37 ............................................. 3,445,000 3,531,011
GO, 2021, 4%, 8/15/38 ............................................. 1,430,000 1,456,762
School District of Philadelphia (The) , GO , 2021 A , 4% , 9/01/36 .................
3,845,000 3,848,161
Scranton School District ,
GO, 2020, 4%, 12/01/40 ............................................. 1,535,000 1,479,758
GO, 2020, 4%, 12/01/42 ............................................. 2,835,000 2,669,363
GO, 2020, 4%, 12/01/45 ............................................. 3,670,000 3,414,294
Scranton-Lackawanna Health and Welfare Authority , University of Scranton , Revenue ,
2016 , Refunding , 5% , 11/01/37 ....................................... 4,000,000 4,108,738
Southeastern Pennsylvania Transportation Authority , Revenue , 2022 , 5.25% , 6/01/52
5,000,000 5,521,640
State College Area School District ,
GO, 2015, 5%, 3/15/40 ............................................. 16,400,000 16,680,192
GO, 2018, 5%, 5/15/37 ............................................. 1,075,000 1,156,405
GO, 2018, 5%, 5/15/44 ............................................. 3,500,000 3,701,673
State Public School Building Authority ,
School District of Philadelphia (The), Revenue, 2016 A, Refunding, AGMC Insured,
5%, 6/01/32 .................................................... 7,095,000 7,438,296
School District of Philadelphia (The), Revenue, 2016 A, Refunding, AGMC Insured,
5%, 6/01/33 .................................................... 3,000,000 3,140,126
Swarthmore Borough Authority , Swarthmore College , Revenue , 2013 , 5% , 9/15/43 ..
1,000,000 1,002,315
Township of Northampton , GO , 2021 , 4% , 5/15/39 ...........................
1,495,000 1,503,140
Upper Merion Area School District ,
GO, 2021 A, 3%, 1/15/39 ............................................ 1,000,000 888,311
GO, 2021 A, 3%, 1/15/40 ............................................ 1,500,000 1,312,249
GO, 2021 A, 3%, 1/15/41 ............................................ 1,275,000 1,102,202
Westmoreland County Industrial Development Authority ,
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 5%, 7/01/29 ...... 725,000 750,655
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 5%, 7/01/30 ...... 1,270,000 1,322,815
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 7/01/37 ...... 2,400,000 2,175,427
Wilkes-Barre Finance Authority , Wilkes University , Revenue , 2021 , Refunding , 4% ,
3/01/42 ......................................................... 2,500,000 2,080,147
679,359,550
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 2,000,000 1,594,852
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 2,000,000 1,590,036
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 760,106
3,944,994
Texas 0.6%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,600,000 1,894,098
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 2,448,589
4,342,687

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 196 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ $ 2,000,000 $ 1,594,749
Wisconsin 0.9%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,900,000 1,497,703
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 5,100,000 5,092,779
6,590,482
U.S. Territories 2.0%
Puerto Rico 2.0%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.5% , 7/01/28 .................
755,000 778,177
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 1,290,000 1,302,581
Revenue, 2007 N, 5.5%, 7/01/29 ...................................... 2,500,000 2,581,734
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 950,000 958,341
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,100,000 1,087,175
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 988,235
c
Revenue, XX, 5.25%, 7/01/40 ........................................ 5,175,000 3,713,062
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
4,000,000 3,831,790
15,241,095
Total U.S. Territories .................................................................... 15,241,095
Total Municipal Bonds (Cost $790,922,850) .....................................
736,153,695
Total Long Term Investments (Cost $792,922,850) ...............................
738,143,297
a
a a a a
Short Term Investments 1.3%
Municipal Bonds 1.3%
Pennsylvania 1.3%
d
Allegheny County Higher Education Building Authority , Carnegie Mellon University ,
Revenue , 2008 A , Refunding , SPA Bank of New York Mellon (The) , Daily VRDN and
Put , 4% , 12/01/37 ................................................. 10,000,000 10,000,000
Total Municipal Bonds (Cost $10,000,000) ......................................
10,000,000
Total Short Term Investments (Cost $10,000,000 ) ................................
10,000,000
a
Total Investments (Cost $802,922,850) 98.8% ...................................
$748,143,297
Other Assets, less Liabilities 1.2% .............................................
9,249,693
Net Assets 100.0% ...........................................................
$757,392,990
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2023, the aggregate value of these securities was $15,552,459, representing 2.1% of net assets.
c
Defaulted security or security for which income has been deemed uncollectible.

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2023
Franklin Virginia Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.7%
California 0.2%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
$ 1,000,000 $ 828,714
Florida 0.8%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 3,456,000 2,864,710
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 1,100,000 736,541
3,601,251
Illinois 0.6%
Metropolitan Pier & Exposition Authority , Revenue , 2020 A , Refunding , 5% , 6/15/50 ..
1,500,000 1,507,942
State of Illinois , GO , 2017 D , 5% , 11/01/26 ................................
1,000,000 1,049,822
2,557,764
New Jersey 1.1%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2018 A, Refunding, 5%, 12/15/32 .............................. 3,460,000 3,715,625
Revenue, 2022 A, 4%, 6/15/41 ........................................ 1,000,000 956,724
4,672,349
New York 0.3%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/46 ..........
1,350,000 1,248,489
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,200,000 956,911
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,200,000 954,022
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,000,000 1,520,211
3,431,144
Texas 0.7%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,600,000 1,165,599
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/28 225,000 229,928
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/29 250,000 256,209
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,100,000 1,558,193
3,209,929
Virginia 80.6%
Albemarle County Economic Development Authority ,
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/30 ............................................ 1,120,000 1,084,088
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/31 ............................................ 1,165,000 1,119,421
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/32 ............................................ 1,105,000 1,053,461
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/33 ............................................ 1,260,000 1,191,244
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/42 ............................................ 2,725,000 2,312,759
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/49 ............................................ 2,800,000 2,239,134
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 B,
Refunding, 4%, 6/01/54 ............................................ 5,215,000 4,012,800

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Alexandria Industrial Development Authority ,
Goodwin House, Inc. Obligated Group, Revenue, 2015, Pre-Refunded, 5%, 10/01/45 $ 975,000 $ 1,014,894
Protestant Episcopal High School in Virginia, Revenue, 2021 C, Refunding, 4%,
1/01/46 ........................................................ 2,450,000 2,364,879
Arlington County Industrial Development Authority ,
Virginia Hospital Center Arlington Health System, Revenue, 2020, Refunding, 4%,
7/01/45 ........................................................ 2,000,000 1,918,147
Virginia Hospital Center Arlington Health System, Revenue, 2020, Refunding, 3.75%,
7/01/50 ........................................................ 10,350,000 9,070,881
Chesapeake Hospital Authority ,
Chesapeake Hospital Authority Obligated Group, Revenue, 2019, Refunding, 4%,
7/01/39 ........................................................ 1,000,000 969,233
Chesapeake Hospital Authority Obligated Group, Revenue, 2019, Refunding, 4%,
7/01/43 ........................................................ 4,000,000 3,834,240
City of Hopewell , Sewer System , Revenue , 2011 A , Refunding , 5% , 7/15/42 .......
4,850,000 4,849,594
City of Norfolk ,
GO, 2013 A, Pre-Refunded, 5%, 8/01/32 ................................ 5,845,000 5,859,857
Water, Revenue, 2018, 5%, 11/01/43 ................................... 6,920,000 7,329,217
Water, Revenue, 2018, 5%, 11/01/47 ................................... 6,925,000 7,300,313
City of Richmond , Public Utility , Revenue , 2016 A , Refunding , 5% , 1/15/33 ........
10,000,000 10,435,863
Commonwealth of Virginia ,
GO, 2020 A, 4%, 6/01/31 ............................................ 4,650,000 5,000,128
GO, 2022 A, 5%, 6/01/52 ............................................ 2,445,000 2,710,840
County of Arlington , GO , 2019 , 4% , 6/15/34 ................................
2,000,000 2,111,338
County of Fairfax ,
GO, 2023 A, 4%, 10/01/40 ........................................... 3,000,000 3,032,328
Sewer, Revenue, 2017, 5%, 7/15/37 .................................... 2,760,000 2,957,733
Sewer, Revenue, 2021 A, 5%, 7/15/46 .................................. 2,500,000 2,765,857
Fairfax County Economic Development Authority ,
Revenue, 2017, 5%, 4/01/42 ......................................... 5,085,000 5,309,682
Goodwin House, Inc. Obligated Group, Revenue, 2016 A, Pre-Refunded, 5%,
10/01/36 ....................................................... 4,865,000 5,040,929
Fairfax County Industrial Development Authority , Inova Health System Obligated
Group , Revenue , 2014 A , 5% , 5/15/44 .................................. 2,500,000 2,516,224
Fairfax County Water Authority ,
Revenue, 2017, Refunding, 5%, 4/01/43 ................................. 3,510,000 3,707,331
Revenue, 2017, Refunding, 5%, 4/01/47 ................................. 5,000,000 5,259,419
Farmville Industrial Development Authority ,
Elwood Place LLC, Revenue, 2021, AGMC Insured, 5.375%, 7/01/53 ........... 5,000,000 5,228,354
Longwood Housing Foundation LLC, Revenue, 2018 A, Refunding, 5%, 1/01/48 ... 5,000,000 4,709,922
Hampton Roads Sanitation District ,
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/33 ............................ 5,115,000 5,430,237
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/43 ............................ 11,840,000 12,569,698
Hampton Roads Transportation Accountability Commission ,
Revenue, Senior Lien, 2018 A, 5%, 7/01/48 .............................. 14,495,000 15,256,389
Revenue, Senior Lien, 2018 A, Pre-Refunded, 5%, 7/01/48 ................... 5,505,000 6,023,651
Revenue, Senior Lien, 2020 A, 5%, 7/01/50 .............................. 4,000,000 4,293,814
Revenue, Senior Lien, 2020 A, 5%, 7/01/60 .............................. 4,885,000 5,233,612
Henrico County Economic Development Authority ,
Westminster-Canterbury Corp. Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/40 ....................................................... 500,000 455,784
Westminster-Canterbury Corp. Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/45 ....................................................... 725,000 643,438

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Henrico County Economic Development Authority, (continued)
Westminster-Canterbury Corp. Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/50 ....................................................... $ 1,500,000 $ 1,290,457
Westminster-Canterbury Corp. Obligated Group, Revenue, 2022 A, 5%, 10/01/42 .. 1,125,000 1,155,365
Westminster-Canterbury Corp. Obligated Group, Revenue, 2022 A, 5%, 10/01/52 .. 5,000,000 5,049,425
Lexington Industrial Development Authority ,
Lexington Retirement Community Obligated Group, Revenue, 2022, Refunding, 4%,
1/01/38 ........................................................ 685,000 592,800
Lexington Retirement Community Obligated Group, Revenue, 2022, Refunding, 4%,
1/01/42 ........................................................ 1,120,000 913,511
Lexington Retirement Community Obligated Group, Revenue, 2022, Refunding, 4%,
1/01/48 ........................................................ 2,315,000 1,770,180
Washington & Lee University (The), Revenue, 2018 A, Refunding, 5%, 1/01/35 .... 1,105,000 1,204,642
Washington & Lee University (The), Revenue, 2018 A, Refunding, 5%, 1/01/48 .... 1,500,000 1,578,792
Lynchburg Economic Development Authority ,
Centra Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 1/01/47 ...... 4,500,000 4,573,722
Centra Health Obligated Group, Revenue, 2021, Refunding, 4%, 1/01/47 ........ 2,350,000 2,151,980
Centra Health Obligated Group, Revenue, 2021, Refunding, 3%, 1/01/51 ........ 2,000,000 1,394,911
Centra Health Obligated Group, Revenue, 2021, Refunding, 4%, 1/01/55 ........ 6,305,000 5,592,862
Montgomery County Economic Development Authority ,
Virginia Tech Foundation, Inc., Revenue, 2019 A, 4%, 6/01/36 ................ 1,200,000 1,221,461
Virginia Tech Foundation, Inc., Revenue, 2019 A, 4%, 6/01/37 ................ 500,000 505,243
Virginia Tech Foundation, Inc., Revenue, 2019 A, 4%, 6/01/39 ................ 1,750,000 1,755,452
Norfolk Airport Authority ,
Revenue, 2019, 5%, 7/01/39 ......................................... 800,000 847,822
Revenue, 2019, 5%, 7/01/43 ......................................... 3,925,000 4,119,688
Northern Virginia Transportation Commission , Commuter Rail Operating & Capital
Fund , Revenue , 2022 , 5% , 6/01/47 .................................... 1,750,000 1,920,180
Prince Edward County Industrial Development Authority , President and Trustees of
Hampden-Sydney College , Revenue , 2018 , 5% , 9/01/48 .................... 2,050,000 2,098,179
Riverside Regional Jail Authority , Revenue , 2015 , Refunding , 5% , 7/01/31 .........
6,215,000 6,407,810
Salem Economic Development Authority , Roanoke College , Revenue , 2020 , Refunding ,
5% , 4/01/49 ...................................................... 925,000 928,139
Stafford County & Staunton Industrial Development Authority , Revenue , 2007 E , AGMC
Insured , 5% , 8/01/37 ............................................... 960,000 960,332
Upper Occoquan Sewage Authority , Revenue , 2016 B , Refunding , 4% , 7/01/35 .....
6,165,000 6,292,635
Virginia Beach Development Authority ,
Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, 2018,
Refunding, 5%, 9/01/40 ............................................ 1,750,000 1,618,267
Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, 2018,
Refunding, 5%, 9/01/44 ............................................ 2,215,000 1,989,976
Virginia College Building Authority ,
Revenue, 2016 A, 5%, 9/01/27 ........................................ 3,925,000 4,161,599
Revenue, 2016 A, Pre-Refunded, 5%, 9/01/27 ............................ 75,000 79,521
Revenue, 2016 A, Refunding, 4%, 2/01/30 ............................... 7,000,000 7,197,818
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/39 ........... 795,000 631,703
Randolph-Macon College, Revenue, 2021 A, Refunding, 2.25%, 1/15/40 ........ 450,000 316,273
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/41 ........... 500,000 382,857
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/46 ........... 1,100,000 783,980
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/51 ........... 1,750,000 1,180,625
Regent University, Revenue, 2021, Refunding, 4%, 6/01/36 .................. 2,750,000 2,523,519
Regent University, Revenue, 2021, Refunding, 3%, 6/01/41 .................. 4,800,000 3,480,516
Regent University, Revenue, 2021, Refunding, 4%, 6/01/46 .................. 3,725,000 3,075,153
Virginia Commonwealth Transportation Board ,
Revenue, 2016, 5%, 9/15/30 ......................................... 2,260,000 2,392,311

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia Commonwealth Transportation Board, (continued)
Revenue, 2016, 5%, 9/15/31 ......................................... $ 4,000,000 $ 4,222,642
Revenue, 2022, Refunding, 4%, 5/15/36 ................................. 5,000,000 5,211,434
Virginia Housing Development Authority , Revenue , 2018 D , 3.8% , 10/01/43 ........
3,805,000 3,442,872
Virginia Public Building Authority , Revenue , 2019 A , 4% , 8/01/35 ................
1,250,000 1,297,864
Virginia Public School Authority ,
Revenue, 2018 B, 5%, 8/01/30 ........................................ 5,280,000 5,831,692
County of Prince William, Revenue, 2018, 4%, 3/01/33 ...................... 5,795,000 6,077,764
Virginia Resources Authority ,
Revenue, 5%, 11/01/38 ............................................. 1,970,000 2,016,180
Revenue, Pre-Refunded, 5%, 11/01/38 .................................. 3,195,000 3,331,235
Revenue, 2015 B, Refunding, 5%, 11/01/45 .............................. 5,255,000 5,331,016
Revenue, 2018 C, Refunding, 5%, 11/01/48 .............................. 7,655,000 8,196,814
Virginia Small Business Financing Authority ,
95 Express Lanes LLC, Revenue, Senior Lien, 2022, Refunding, 4%, 1/01/48 ..... 7,000,000 6,050,543
Bon Secours Mercy Health, Inc., Revenue, 2020 A, Refunding, 4%, 12/01/49 ..... 5,000,000 4,615,537
Capital Beltway Express LLC, Revenue, Senior Lien, 2022, Refunding, 5%, 12/31/57 6,000,000 6,032,048
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
1/01/40 ........................................................ 7,500,000 6,871,984
I-66 Express Mobility Partners LLC, Revenue, Senior Lien, 2017, 5%, 12/31/47 ... 5,000,000 5,001,621
I-66 Express Mobility Partners LLC, Revenue, Senior Lien, 2017, 5%, 12/31/52 ... 4,600,000 4,557,699
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/36 ... 2,210,000 1,910,398
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/41 ... 2,500,000 2,037,866
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/51 ... 7,500,000 5,611,923
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
4%, 1/01/37 .................................................... 2,750,000 2,586,452
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
4%, 1/01/51 .................................................... 2,250,000 1,899,657
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/37 ... 4,000,000 3,999,430
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/38 ... 6,000,000 5,945,839
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/39 ... 2,730,000 2,685,963
Winchester Economic Development Authority , Valley Health Obligated Group ,
Revenue , 2015 , Refunding , 5% , 1/01/44 ................................. 5,000,000 5,069,192
362,192,104
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,200,000 956,849
Wisconsin 1.1%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,200,000 945,918
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 3,100,000 3,095,611
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 A, 6.5%, 12/01/52 ..... 1,000,000 983,252
5,024,781
U.S. Territories 12.3%
District of Columbia 9.1%
Metropolitan Washington Airports Authority ,
Aviation, Revenue, 2021 A, Refunding, 5%, 10/01/46 ....................... 5,000,000 5,191,348
b
Aviation, Revenue, 2023 A, Refunding, 5.25%, 10/01/48 ..................... 4,000,000 4,273,643
Dulles Toll Road, Revenue, Senior Lien, 2022 A, Refunding, AGMC Insured, 4%,
10/01/52 ....................................................... 10,000,000 9,300,576
Washington Metropolitan Area Transit Authority ,
Dedicated, Revenue, 2020 A, 5%, 7/15/36 ............................... 5,000,000 5,569,701

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 196 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
District of Columbia (continued)
Washington Metropolitan Area Transit Authority, (continued)
Dedicated, Revenue, 2020 A, 5%, 7/15/45 ............................... $ 3,145,000 $ 3,403,140
Dedicated, Revenue, 2021 A, 5%, 7/15/41 ............................... 7,530,000 8,311,628
Dedicated, Revenue, 2021 A, 5%, 7/15/46 ............................... 2,000,000 2,180,186
Dedicated, Revenue, 2023 A, 5%, 7/15/43 ............................... 2,500,000 2,781,022
41,011,244
Puerto Rico 3.2%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.5% , 7/01/31 .................
1,800,000 1,853,087
HTA TRRB Custodial Trust , Revenue , 2005 L , 5.25% , 7/01/41 ..................
1,600,000 1,615,604
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,700,000 1,680,179
c
Revenue, WW, 5.5%, 7/01/38 ......................................... 1,040,000 747,500
c
Revenue, XX, 5.25%, 7/01/40 ........................................ 1,900,000 1,363,250
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 103,451 99,442
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 67,229 42,828
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 115,001 70,150
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/29 .. 425,000 455,994
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/37 .. 200,000 180,679
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 6,400,000 5,934,461
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 500,000 478,974
14,522,148
Total U.S. Territories .................................................................... 55,533,392
Total Municipal Bonds (Cost $479,024,143) .....................................
443,256,766
a a a a
Short Term Investments 0.7%
Municipal Bonds 0.7%
Virginia 0.7%
d
Albemarle County Economic Development Authority , Sentara Healthcare Obligated
Group , Revenue , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put , 3.9% ,
10/01/48 ........................................................ 3,200,000 3,200,000
Total Municipal Bonds (Cost $3,200,000) .......................................
3,200,000
Total Short Term Investments (Cost $3,200,000 ) .................................
3,200,000
a
Total Investments (Cost $482,224,143) 99.4% ...................................
$446,456,766
Other Assets, less Liabilities 0.6% .............................................
2,703,444
Net Assets 100.0% ...........................................................
$449,160,210

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2023, the aggregate value of these securities was $11,919,085, representing 2.7% of net assets.
b
Security purchased on a when-issued basis.
c
Defaulted security or security for which income has been deemed uncollectible.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds’ investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May
31, 2023, investments in affiliated management investment companies were as follows:

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2023, in valuing the Funds’ assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Intermediate-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $ 49,469,850 $ — $ — $ — $ 423,423 $ 49,893,273 2,115,000 $ 430,895
Total Affiliated Securities ... $49,469,850 $— $— $— $423,423 $49,893,273 $430,895
Franklin Federal Limited-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $36,254,500 $— $— $— $310,310 $36,564,810 1,550,000 $315,786
Total Affiliated Securities ... $36,254,500 $— $— $— $310,310 $36,564,810 $315,786
Franklin High Yield Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Dynamic Municipal Bond
ETF ................... $41,339,025 $— $— $— $447,525 $41,786,550 1,755,000 $389,054
Total Affiliated Securities ... $41,339,025 $— $— $— $447,525 $41,786,550 $389,054
3. Investments in Affiliated Management Investment Companies
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Alabama Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ — $ 497,400 $ 497,400
Municipal Bonds ......................... — 190,527,243 — 190,527,243
Total Investments in Securities ........... $— $190,527,243 $497,400 $191,024,643
Franklin Arizona Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 753,616,070 — 753,616,070
Total Investments in Securities ........... $— $753,616,070 $— $753,616,070
Franklin Colorado Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 1,392,721 1,392,721
Municipal Bonds ......................... — 523,817,203 — 523,817,203
Short Term Investments ................... — 5,400,000 — 5,400,000
Total Investments in Securities ........... $— $529,217,203 $1,392,721 $530,609,924
Franklin Connecticut Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 139,572,343 — 139,572,343
Short Term Investments ................... — 2,300,000 — 2,300,000
Total Investments in Securities ........... $— $141,872,343 $— $141,872,343
Franklin Federal Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 49,893,273 — — 49,893,273
Municipal Bonds ......................... — 2,284,629,360 — 2,284,629,360
Short Term Investments ................... — 11,400,000 — 11,400,000
Total Investments in Securities ........... $49,893,273 $2,296,029,360 $— $2,345,922,633
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 36,564,810 — — 36,564,810
Senior Floating Rate Interests ............... — 25,731,026 17,355,791 43,086,817
Municipal Bonds ......................... — 903,842,732 — 903,842,732
Short Term Investments ................... — 3,200,000 — 3,200,000
Total Investments in Securities ........... $36,564,810 $932,773,758 $17,355,791 $986,694,359
Franklin Georgia Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 895,321 895,321
Municipal Bonds ......................... — 329,995,525 — 329,995,525
Short Term Investments ................... — 5,000,000 — 5,000,000
Total Investments in Securities ........... $— $334,995,525 $895,321 $335,890,846
Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 63,060,550 — — 63,060,550
Corporate Bonds :
Commercial Services & Supplies ........... — 18,965,000 7,260,000 26,225,000
Diversified Consumer Services ............ — 85,087,743 — 85,087,743
4. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin High Yield Tax-Free Income Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Electric Utilities ........................ $ — $ 14,810,458 $ — $ 14,810,458
Oil, Gas & Consumable Fuels ............. — 1,280,000 — 1,280,000
Municipal Bonds ......................... — 4,869,272,081 — 4,869,272,081
Short Term Investments ................... — 23,270,000 — 23,270,000
Total Investments in Securities ........... $63,060,550 $5,012,685,282 $7,260,000 $5,083,005,832
Franklin Louisiana Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 280,139,853 — 280,139,853
Short Term Investments ................... — 3,800,000 — 3,800,000
Total Investments in Securities ........... $— $283,939,853 $— $283,939,853
Franklin Maryland Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 311,393,473 — 311,393,473
Short Term Investments ................... — 3,400,000 — 3,400,000
Total Investments in Securities ........... $— $314,793,473 $— $314,793,473
Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 895,321 895,321
Senior Floating Rate Interests ............... — — 1,017,551 1,017,551
Municipal Bonds ......................... — 340,212,345 — 340,212,345
Short Term Investments ................... — 13,710,000 — 13,710,000
Total Investments in Securities ........... $— $353,922,345 $1,912,872 $355,835,217
Franklin Michigan Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 1,790,642 1,790,642
Municipal Bonds ......................... — 716,527,866 — 716,527,866
Short Term Investments ................... — 2,800,000 — 2,800,000
Total Investments in Securities ........... $— $719,327,866 $1,790,642 $721,118,508
Franklin Minnesota Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 787,313,376 — 787,313,376
Short Term Investments ................... — 3,900,000 — 3,900,000
Total Investments in Securities ........... $— $791,213,376 $— $791,213,376
Franklin Missouri Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 717,759,691 — 717,759,691
Short Term Investments ................... — 800,000 — 800,000
Total Investments in Securities ........... $— $718,559,691 $— $718,559,691
Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 1,591,682 1,591,682
Municipal Bonds ......................... — 748,762,404 — 748,762,404
4. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin New Jersey Tax-Free Income Fund (continued)
Assets: (continued)
Investments in Securities:
Short Term Investments ................... $ — $ 6,400,000 $ — $ 6,400,000
Total Investments in Securities ........... $— $755,162,404 $1,591,682 $756,754,086
Franklin North Carolina Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 1,591,682 1,591,682
Municipal Bonds ......................... — 615,589,969 — 615,589,969
Short Term Investments ................... — 7,800,000 — 7,800,000
Total Investments in Securities ........... $— $623,389,969 $1,591,682 $624,981,651
Franklin Ohio Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 3,183,364 3,183,364
Municipal Bonds ......................... — 1,144,117,889 — 1,144,117,889
Short Term Investments ................... — 1,700,000 — 1,700,000
Total Investments in Securities ........... $— $1,145,817,889 $3,183,364 $1,149,001,253
Franklin Oregon Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 2,487,003 2,487,003
Municipal Bonds ......................... — 939,249,393 — 939,249,393
Short Term Investments ................... — 1,600,000 — 1,600,000
Total Investments in Securities ........... $— $940,849,393 $2,487,003 $943,336,396
Franklin Pennsylvania Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 1,989,602 1,989,602
Municipal Bonds ......................... — 736,153,695 — 736,153,695
Short Term Investments ................... — 10,000,000 — 10,000,000
Total Investments in Securities ........... $— $746,153,695 $1,989,602 $748,143,297
Franklin Virginia Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 443,256,766 — 443,256,766
Short Term Investments ................... — 3,200,000 — 3,200,000
Total Investments in Securities ........... $— $446,456,766 $— $446,456,766
4. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At May 31, 2023, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of May 31, 2023, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Senior Floating
Rate Interests :
United States . $ 15,315,752 $ 2,175,700 $ — $ — $ — $ — $ — $ (135,661) $ 17,355,791 $ (135,661)
Total Investments in
Securities ......... $15,315,752 $2,175,700 $— $— $— $— $— $(135,661) $17,355,791 $(135,661)
a
Purchases include all purchases of securities and securities received in corporate actions.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Federal Limited-Term Tax-Free
Income Fund
Assets:
Investments in Securities:
Senior Floating Rate Interests:
Real Estate Management &
Development
....................
$4,975,398 Discounted cash flow Yield 5.3% Decrease
Residential REITs 12,380,393 Discounted cash flow Yield 5.9% Decrease
All Other Investments
.............
 —
Total
..........................
$17,355,791
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
4. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FHA
Federal Housing Administration
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LIBOR
London Interbank Offered Rate
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
SIFMA
Securities Industry and Financial Markets
Association
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
XLCA
XL Capital Assurance, Inc.
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.